UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108
                                                      --------

                       Oppenheimer Variable Account Funds
                       ----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 03/31/2008
                                                ----------

================================================================================



ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
ASSET-BACKED SECURITIES--1.3%
Ace Securities Corp. Home Equity Loan Trust,
Asset-Backed Pass-Through Certificates, Series 2005-HE7,
Cl. A2B, 2.779%, 11/25/35 (1)                                    $        319,481            $        313,817
Aesop Funding II LLC, Automobile Asset-Backed
Certificates, Series 2005-1A, Cl. A2, 2.596%, 4/20/09
(1,2)                                                                      33,333                      33,268
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
3.079%, 5/25/34 (1)                                                       924,857                     813,632
Argent Securities Trust 2006-M3, Asset-Backed
Pass-Through Certificates, Series 2006-M3, Cl. A2B,
2.699%, 9/25/36 (1)                                                       530,000                     495,051
Argent Securities Trust 2006-W5, Asset-Backed
Pass-Through Certificates, Series 2006-W5, Cl. A2B,
2.699%, 5/26/36 (1)                                                       810,000                     766,193
Capital Auto Receivables Asset Trust 2006-1, Automobile
Asset-Backed Securities, Series 2006-1, Cl. A3, 5.03%,
10/15/09                                                                2,183,887                   2,194,982
Capital One Prime Auto Receivables Trust, Automobile
Asset-Backed Certificates, Series 2005-1, Cl. A4,
2.838%, 4/15/11 (1)                                                     8,120,000                   8,068,548
Centex Home Equity Loan Trust 2006-A, Asset-Backed
Certificates, Series 2006-A, Cl. AV2, 2.699%, 5/16/36 (1)               1,150,981                   1,114,337
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3,
Asset-Backed Pass-Through Certificates, Series
2006-WFH3, Cl. A2, 2.699%, 10/31/36 (1)                                   730,000                     661,613
CWABS Asset-Backed Certificates Trust 2005-16,
Asset-Backed Certificates, Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 (1)                                                     1,530,000                   1,456,496
CWABS Asset-Backed Certificates Trust 2005-17,
Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 2.799%, 5/25/36 (1)                              48,474                      48,136
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 (1)                             250,000                     240,863
CWABS Asset-Backed Certificates Trust 2006-25,
Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
2.719%, 12/25/29 (1)                                                    1,050,000                     905,939
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates, Series 2006-C, Cl. A2, 5.33%, 5/8/09                         17,614                      17,622
Embarcadero Aircraft Securitization Trust, Airplane
Receivable Nts., Series 2000-A, Cl. B, 8/15/25 (3,4,5)                  1,820,063                      18,201
First Franklin Mortgage Loan Trust 2005-FF10, Mtg.
Pass-Through Certificates, Series 2005-FF10, Cl. A3,
2.809%, 11/25/35 (1)                                                      828,248                     818,818
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
2.689%, 7/25/36 (1)                                                     1,000,000                     917,275
First Franklin Mortgage Loan Trust 2006-FF5, Mtg.
Pass-Through Certificates, Series 2006-FF5, Cl. 2A1,
2.649%, 5/15/36 (1)                                                       109,525                     108,348
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
2.709%, 7/7/36 (1)                                                        430,000                     396,047
Harley-Davidson Motorcycle Trust, Motorcycle Receivable
Nts., Series 2007-3, Cl. A3, 3.168%, 6/15/12 (1)                        1,500,000                   1,481,918
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1,
2.796%, 1/20/35 (1)                                                       269,796                     227,093

                     1 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4,
Cl. A2V, 2.646%, 3/20/36 (1)                                     $        440,000            $        390,214
Ice Em CLO, Collateralized Loan Obligations:
Series 2007-1A, Cl. B, 7.10%, 8/15/22 (1,5)                             7,870,000                   5,742,739
Series 2007-1A, Cl. C, 8.40%, 8/15/22 (1,5)                             5,270,000                   4,015,740
Series 2007-1A, Cl. D, 10.40%, 8/15/22 (1,5)                            5,270,000                   3,657,907
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                  306,577                     306,018
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 (1)                               162,184                     162,955
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                  158,392                     159,673
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg.
Pass-Through Certificates, Series 2006-WMC3, Cl. A3,
2.699%, 8/25/36 (1)                                                     1,310,000                   1,175,018
Merrill Lynch Mortgage Investors Trust 2006-WMC1, Mtg.
Asset-Backed Certificates, Series 2006-WMC1, Cl. A2B,
2.739%, 1/25/37 (1)                                                       519,974                     513,672
NC Finance Trust, CMO Pass-Through Certificates, Series
1999-I, Cl. ECFD, 2.249%, 1/25/29 (1,5)                                    66,744                       8,677
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 2.699%, 7/1/36 (1)                3,480,000                   3,227,568
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%,
1/25/36 (1)                                                               400,000                     399,003
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-RS4, Cl. A1,
2.679%, 7/25/36 (1)                                                       461,240                     452,899
RASC Series 2006-KS7 Trust:
Home Equity Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-KS7, Cl. A1, 2.649%, 9/25/36 (1)                            3,022,348                   2,993,643
Home Equity Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-KS7, Cl. A2, 2.699%, 9/25/36 (1)                            1,320,000                   1,279,243
Specialty Underwriting & Residential Finance Trust, Home
Equity Asset-Backed Obligations:
Series 2005-BC3, Cl. A2B, 2.849%, 6/25/36 (1)                             847,181                     836,696
Series 2006-BC1, Cl. A2B, 2.749%, 12/25/36 (1)                          2,000,000                   1,950,793
Start CLO Ltd., Asset-Backed Credit Linked Securities,
Series 2006-3A, Cl. F, 20%, 6/7/11 (1,5)                                1,630,000                   1,434,400
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-2, Cl. A1,
2.659%, 4/25/36 (1)                                                       137,380                     136,606
Structured Asset Securities Corp., Mtg. Pass-Through
Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                     31,330                      31,370
Taganka Car Loan Finance plc, Automobile Asset-Backed
Certificates, Series 2006-1A, Cl. C, 6.161%, 11/14/13
(1,5)                                                                     655,000                     606,858
Wells Fargo Home Equity Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed Certificates, Series
2006-2, Cl. A2, 2.699%, 7/25/36 (1)                                     1,000,000                     949,278
                                                                                             ----------------
Total Asset-Backed Securities (Cost $58,774,232)                                                   51,529,167


                     2 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
MORTGAGE-BACKED OBLIGATIONS--24.8%
GOVERNMENT AGENCY--18.4%
FHLMC/FNMA/SPONSORED--18.1%
Federal Home Loan Mortgage Corp.:
4.50%, 12/15/18-7/15/19                                          $      3,743,953            $      3,739,169
5%, 8/15/33-9/15/33                                                     4,317,536                   4,288,248
5.50%, 5/1/34                                                          17,717,721                  17,938,343
6%, 5/15/18-3/15/33                                                     5,771,973                   5,962,623
6.50%, 3/15/18-6/15/35                                                  6,560,832                   6,862,473
7%, 3/15/31-10/1/31                                                       453,456                     480,861
7.50%, 4/25/36                                                          1,462,908                   1,587,016
11%, 11/15/14                                                               3,304                       3,409
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Participation Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                     1,753,077                   1,889,709
Series 1897, Cl. K, 7%, 9/15/26                                         3,192,851                   3,383,050
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                             45,056                      45,029
Series 1674, Cl. Z, 6.75%, 2/15/24                                      1,322,270                   1,420,799
Series 2002-66, Cl. FG, 3.606%, 9/25/32 (1)                             2,368,395                   2,330,229
Series 2002-84, Cl. FB, 3.606%, 12/25/32 (1)                            2,368,330                   2,391,950
Series 2003-11, Cl. FA, 3.606%, 9/25/32 (1)                             2,368,385                   2,392,891
Series 2006-11, Cl. PS, 15.01%, 3/25/36 (1)                               774,522                     915,336
Series 2043, Cl. ZP, 6.50%, 4/15/28                                       939,199                     984,992
Series 2055, Cl. ZM, 6.50%, 5/15/28                                       162,736                     169,499
Series 2080, Cl. Z, 6.50%, 8/15/28                                        104,858                     110,083
Series 2106, Cl. FG, 3.268%, 12/15/28 (1)                               2,295,742                   2,313,139
Series 2116, Cl. ZA, 6%, 1/15/29                                        1,049,753                   1,092,758
Series 2122, Cl. F, 3.268%, 2/15/29 (1)                                    75,887                      76,330
Series 2135, Cl. OH, 6.50%, 3/15/29                                     1,283,484                   1,353,020
Series 2148, Cl. ZA, 6%, 4/15/29                                        2,249,224                   2,327,328
Series 2173, Cl. Z, 6.50%, 7/15/29                                        810,905                     845,425
Series 2195, Cl. LH, 6.50%, 10/15/29                                      975,240                   1,037,128
Series 2326, Cl. ZP, 6.50%, 6/15/31                                       165,851                     174,438
Series 2344, Cl. FP, 3.768%, 8/15/31 (1)                                  696,894                     703,710
Series 2351, Cl. PZ, 6.50%, 8/15/31                                     1,210,507                   1,274,042
Series 2368, Cl. PR, 6.50%, 10/15/31                                      662,359                     697,277
Series 2410, Cl. PF, 3.798%, 2/15/32 (1,7)                              3,320,281                   3,295,335
Series 2412, Cl. GF, 3.768%, 2/15/32 (1)                                1,607,313                   1,595,746
Series 2415, Cl. ZA, 6.50%, 2/15/32                                     1,868,081                   1,965,496
Series 2435, Cl. EQ, 6%, 5/15/31                                        1,567,993                   1,598,887
Series 2449, Cl. FL, 3.368%, 1/15/32 (1)                                  922,057                     905,646
Series 2451, Cl. FD, 3.818%, 3/15/32 (1)                                  510,234                     507,141
Series 2453, Cl. BD, 6%, 5/15/17                                          280,100                     295,118
Series 2461, Cl. PZ, 6.50%, 6/15/32                                     1,683,982                   1,779,948
Series 2464, Cl. FI, 3.818%, 2/15/32 (1)                                  528,644                     534,045
Series 2470, Cl. AF, 3.818%, 3/15/32 (1)                                  875,741                     881,291
Series 2470, Cl. LF, 3.818%, 2/15/32 (1)                                  540,991                     546,013
Series 2471, Cl. FD, 3.818%, 3/15/32 (1)                                  979,583                     989,239
Series 2477, Cl. FZ, 3.368%, 6/15/31 (1)                                2,004,306                   1,971,225

                     3 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2500, Cl. FD, 3.318%, 3/15/32 (1)                         $         50,843            $         51,204
Series 2517, Cl. GF, 3.818%, 2/15/32 (1)                                  470,363                     473,589
Series 2526, Cl. FE, 3.218%, 6/15/29 (1)                                   75,151                      75,476
Series 2551, Cl. FD, 3.218%, 1/15/33 (1)                                   57,854                      56,480
Series 2641, Cl. CE, 3.50%, 9/15/25                                       740,183                     738,987
Series 2676, Cl. KY, 5%, 9/15/23                                        3,843,000                   3,835,555
Series 2691, Cl. MG, 4.50%, 10/15/33                                    6,806,400                   6,390,828
Series 2727, Cl. UA, 3.50%, 10/15/22                                      336,086                     335,905
Series 2736, Cl. DB, 3.30%, 11/15/26                                    3,457,876                   3,444,364
Series 2750, Cl. XG, 5%, 2/1/34                                         6,037,000                   5,702,559
Series 2777, Cl. PJ, 4%, 5/15/24                                          358,531                     359,109
Series 2890, Cl. PE, 5%, 11/1/34                                        6,120,000                   5,751,412
Series 2934, Cl. NA, 5%, 4/15/24                                        1,097,029                   1,109,860
Series 2936, Cl. PE, 5%, 2/1/35                                         4,858,000                   4,556,445
Series 2939, Cl. PE, 5%, 2/15/35                                        1,585,000                   1,486,190
Series 3025, Cl. SJ, 14.419%, 8/15/35 (1)                                 961,106                   1,162,283
Series 3035, Cl. DM, 5.50%, 11/15/25                                    3,433,715                   3,494,763
Series 3094, Cl. HS, 14.052%, 6/15/34 (1)                                 534,725                     638,419
Series 3105, Cl. BD, 5.50%, 1/15/26                                     1,500,000                   1,558,514
Series 3138, Cl. PA, 5.50%, 2/15/27                                     5,008,217                   5,136,551
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 12.591%, 7/1/26 (8)                                   189,911                      42,469
Series 192, Cl. IO, 13.009%, 2/1/28 (8)                                    50,403                      11,143
Series 200, Cl. IO, 12.097%, 1/1/29 (8)                                    61,070                      12,853
Series 2003-13, Cl. IO, 10.642%, 3/25/33 (8)                            1,096,336                     239,847
Series 2003-26, Cl. DI, 12.204%, 4/25/33 (8)                              880,146                     184,274
Series 205, Cl. IO, 9.934%, 9/1/29 (8)                                    259,588                      61,879
Series 2074, Cl. S, 21.101%, 7/17/28 (8)                                   64,533                       7,470
Series 2079, Cl. S, 24.718%, 7/17/28 (8)                                  103,343                      12,017
Series 208, Cl. IO, (17.90)%, 6/1/30 (8)                                  287,332                      67,398
Series 2136, Cl. SG, 47.094%, 3/15/29 (8)                               2,756,486                     267,483
Series 216, Cl. IO, 11.875%, 12/1/31 (8)                                  281,453                      66,081
Series 2177, Cl. S, 38.337%, 8/15/29 (8)                                3,093,590                     383,443
Series 224, Cl. IO, 9.35%, 3/1/33 (8)                                   1,884,560                     413,982
Series 2399, Cl. SG, 42.33%, 12/15/26 (8)                               1,684,821                     188,625
Series 243, Cl. 6, 15.055%, 12/15/32 (8)                                  825,851                     156,953
Series 2437, Cl. SB, 46.994%, 4/15/32 (8)                               4,793,850                     544,307
Series 2526, Cl. SE, 22.575%, 6/15/29 (8)                                 140,500                      13,640
Series 2802, Cl. AS, 64.495%, 4/15/33 (8)                               1,364,985                     113,390
Series 2920, Cl. S, 35.283%, 1/15/35 (8)                                1,121,874                      82,364
Series 2989, Cl. TS, 48.304%, 6/15/25 (8)                              25,259,896                   2,496,663
Series 3000, Cl. SE, 54.519%, 7/15/25 (8)                               1,313,213                     110,883
Series 3110, Cl. SL, 88.749%, 2/15/26 (8)                                 738,426                      63,612
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security, Series 192, Cl. PO,
6.336%, 2/1/28 (9)                                                         50,403                      41,322
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/1/20                                                  37,206,579                  37,180,469

                     4 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
FHLMC/FNMA/SPONSORED CONTINUED
4.50%, 6/25/18 (7)                                               $      3,057,037            $      3,056,367
5%, 12/1/17-8/25/34                                                    73,846,601                  74,460,651
5%, 11/1/33 (10)                                                       36,194,084                  35,929,201
5%, 4/1/38 (11)                                                        26,358,000                  26,090,308
5%, 8/25/33 (7)                                                         8,482,623                   8,420,543
5.296%, 10/1/36                                                        26,732,625                  27,233,611
5.50%, 4/25/21-11/1/34                                                 99,671,154                 101,006,940
5.50%, 4/25/34 (10)                                                    25,879,679                  26,213,759
5.50%, 4/1/23 (11)                                                      1,870,000                   1,908,860
5.50%, 12/25/32 (7)                                                    39,283,765                  39,814,422
6%, 10/25/16-4/1/35                                                    33,645,281                  34,694,317
6%, 4/1/22-4/1/37 (11)                                                 41,372,000                  42,468,120
6%, 4/25/33-12/1/33 (7)                                                 7,058,890                   7,268,943
6.50%, 4/25/17-1/25/34                                                  9,354,442                   9,790,081
6.50%, 3/25/17 (7)                                                      6,415,089                   6,726,921
7%, 11/1/17-6/25/34                                                     8,295,073                   8,827,826
7%, 4/1/37 (11)                                                         1,160,000                   1,217,638
7.50%, 2/25/27-3/25/33                                                  5,125,706                   5,547,783
8.50%, 7/1/32                                                               7,087                       7,816
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                    990,048                   1,030,129
Trust 2001-44, Cl. QC, 6%, 9/25/16                                      2,025,630                   2,130,431
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                    511,803                     545,383
Trust 2001-69, Cl. PF, 3.606%, 12/25/31 (1)                             1,185,485                   1,169,351
Trust 2001-70, Cl. LR, 6%, 9/25/30                                         28,117                      28,267
Trust 2001-74, Cl. QE, 6%, 12/25/31                                     6,135,803                   6,348,877
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                      1,294,628                   1,341,731
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                     476,713                     503,498
Trust 2002-12, Cl. PG, 6%, 3/25/17                                        859,200                     904,355
Trust 2002-29, Cl. F, 3.606%, 4/25/32 (1)                                 575,927                     571,823
Trust 2002-56, Cl. KW, 6%, 4/25/23                                      3,980,000                   4,067,840
Trust 2002-60, Cl. FH, 3.606%, 8/25/32 (1)                              1,199,331                   1,190,749
Trust 2002-64, Cl. FJ, 3.606%, 4/25/32 (1)                                177,347                     174,935
Trust 2002-68, Cl. FH, 3.275%, 10/18/32 (1)                               400,867                     392,508
Trust 2002-71, Cl. UB, 5%, 11/25/15                                     3,346,494                   3,384,508
Trust 2002-9, Cl. PC, 6%, 3/25/17                                         897,325                     944,491
Trust 2002-9, Cl. PR, 6%, 3/25/17                                       1,098,731                   1,156,483
Trust 2002-90, Cl. FH, 3.106%, 9/25/32 (1)                              1,325,087                   1,291,529
Trust 2003-116, Cl. FA, 3.006%, 11/25/33 (1)                              145,412                     145,258
Trust 2003-130, Cl. CS, 8.888%, 12/25/33 (1)                            3,078,698                   3,207,713
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                   1,452,000                   1,495,753
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                   2,883,000                   2,950,045
Trust 2003-81, Cl. NB, 4.50%, 11/25/14                                  3,160,000                   3,198,505
Trust 2003-81, Cl. PW, 4%, 3/25/25                                        831,079                     832,310
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                        605,792                     604,666
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                   3,790,000                   3,836,589
Trust 2003-84, Cl. PW, 3%, 6/25/22                                        699,013                     697,273
Trust 2004-101, Cl. BG, 5%, 1/25/20                                       630,000                     650,824
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                   1,524,636                   1,529,590

                     5 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                          $        571,000            $        588,547
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                 2,160,000                   2,207,873
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                     560,000                     562,461
Trust 2005-59, Cl. NQ, 10.359%, 5/25/35 (1)                             1,136,408                   1,240,167
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                     480,000                     471,758
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                                   6,158,800                   6,260,544
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                  1,721,577                   1,762,177
Trust 2006-46, Cl. SW, 14.643%, 6/25/36 (1)                             1,326,899                   1,567,561
Trust 2006-50, Cl. KS, 14.644%, 6/25/36 (1)                               571,395                     648,736
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                   1,934,045                   1,979,014
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 33.802%, 11/18/31 (8)                              653,601                      70,687
Trust 2001-63, Cl. SD, 23.752%, 12/18/31 (8)                              151,708                      17,460
Trust 2001-68, Cl. SC, 20.241%, 11/25/31 (8)                              104,404                      11,233
Trust 2001-81, Cl. S, 19.577%, 1/25/32 (8)                                121,617                      12,526
Trust 2002-28, Cl. SA, 23.024%, 4/25/32 (8)                                71,711                       7,987
Trust 2002-38, Cl. IO, 26.57%, 4/25/32 (8)                                348,465                      29,974
Trust 2002-48, Cl. S, 21.958%, 7/25/32 (8)                                115,153                      12,397
Trust 2002-52, Cl. SL, 22.089%, 9/25/32 (8)                                72,058                       7,596
Trust 2002-56, Cl. SN, 23.903%, 7/25/32 (8)                               158,235                      17,072
Trust 2002-77, Cl. IS, 24.895%, 12/18/32 (8)                              593,682                      63,140
Trust 2002-77, Cl. SH, 25.122%, 12/18/32 (8)                              159,689                      19,065
Trust 2002-9, Cl. MS, 21.383%, 3/25/32 (8)                                153,085                      16,952
Trust 2003-117, Cl. KS, 33.065%, 8/25/33 (8)                           12,091,889                   1,051,080
Trust 2003-118, Cl. S, 33.146%, 12/25/33 (8)                            1,318,415                     190,570
Trust 2003-33, Cl. SP, 37.842%, 5/25/33 (8)                             1,072,552                     134,362
Trust 2003-38, Cl. SA, 16.786%, 3/25/23 (8)                             1,996,083                     225,849
Trust 2003-4, Cl. S, 32.391%, 2/25/33 (8)                                 325,705                      37,797
Trust 2005-105, Cl. S, 68.168%, 12/25/35 (8)                            3,153,016                     287,627
Trust 2005-40, Cl. SA, 36.003%, 5/25/35 (8)                             3,140,966                     262,140
Trust 2005-40, Cl. SB, 60.214%, 5/25/35 (8)                             5,138,904                     455,610
Trust 2005-63, Cl. SA, 63.952%, 10/25/31 (8)                              252,106                      23,361
Trust 2005-71, Cl. SA, 46.79%, 8/25/25 (8)                                829,622                      82,747
Trust 2005-83, Cl. SL, 61.969%, 10/25/35 (8)                            4,595,865                     409,968
Trust 2005-85, Cl. SA, 100%, 10/25/35 (8)                              12,608,553                   1,066,990
Trust 2005-87, Cl. SE, 100%, 10/25/35 (8)                              12,212,460                     878,479
Trust 2005-87, Cl. SG, 67.85%, 10/25/35 (8)                             3,278,347                     280,433
Trust 2006-119, Cl. MS, 62.646%, 12/25/36 (8)                           2,499,860                     224,972
Trust 2006-33, Cl. SP, 53.593%, 5/25/36 (8)                             2,983,795                     340,603
Trust 2006-34, Cl. SK, 53.922%, 5/25/36 (8)                             5,395,503                     615,237
Trust 2006-48, Cl. QA, 27.027%, 6/25/36 (8)                             5,880,730                     605,528
Trust 2006-90, Cl. SX, 72.575%, 9/25/36 (8)                             3,120,489                     287,113
Trust 214, Cl. 2, 20.588%, 3/1/23 (8)                                     785,132                     192,156
Trust 221, Cl. 2, 16.469%, 5/1/23 (8)                                      86,522                      21,589
Trust 240, Cl. 2, 25.278%, 9/1/23 (8)                                     166,532                      40,871

                     6 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 254, Cl. 2, 9.832%, 1/1/24 (8)                             $      1,348,540            $        333,896
Trust 2682, Cl. TQ, 72.017%, 10/15/33 (8)                               1,194,267                      99,918
Trust 2981, Cl. BS, 83.417%, 5/15/35 (8)                                2,246,426                     184,883
Trust 301, Cl. 2, 5.805%, 4/1/29 (8)                                      361,788                      76,615
Trust 313, Cl. 2, (13.729)%, 6/1/31 (8)                                   380,836                      82,898
Trust 319, Cl. 2, 11.256%, 2/1/32 (8)                                     116,781                      24,462
Trust 321, Cl. 2, 10.956%, 4/1/32 (8)                                     518,597                     111,141
Trust 324, Cl. 2, 5.279%, 7/1/32 (8)                                      904,992                     203,712
Trust 331, Cl. 5, 9.361%, 2/1/33 (8)                                    1,997,171                     428,850
Trust 334, Cl. 12, 5.448%, 2/1/33 (8)                                   1,700,634                     367,455
Trust 334, Cl. 5, 13.605%, 5/1/33 (8)                                   1,172,763                     259,343
Trust 339, Cl. 15, 14.725%, 7/1/33 (8)                                  4,357,535                     815,312
Trust 339, Cl. 7, 9.528%, 7/1/33 (8)                                    8,107,282                   1,721,273
Trust 342, Cl. 2, 9.484%, 9/1/33 (8)                                    1,735,581                     385,501
Trust 344, Cl. 2, 5.971%, 12/1/33 (8)                                   5,759,976                   1,278,610
Trust 345, Cl. 9, 11.109%, 1/1/34 (8)                                   2,048,775                     430,973
Trust 351, Cl. 9, 8.668%, 10/1/34 (8)                                  18,104,496                   3,811,333
Trust 362, Cl. 12, 11.026%, 8/1/35 (8)                                  1,246,720                     244,648
Trust 362, Cl. 13, 11.03%, 8/1/35 (8)                                     744,881                     146,605
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 324, Cl. 1, 6.144%, 7/1/32 (9)                225,983                     183,634
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A114,
5.75%, 4/25/37                                                          1,800,078                   1,728,507
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust,
Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A,
4.039%, 9/25/33 (1)                                                     2,286,758                   2,175,420
                                                                                             ----------------
                                                                                                  722,171,013

GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
5.125%, 12/9/25 (1)                                                         7,690                       7,680
7%, 3/29/28-7/29/28                                                       402,841                     431,089
7.50%, 3/1/27                                                              32,975                      35,588
8%, 11/29/25-5/29/26                                                      104,651                     114,788
Government National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                     1,613,650                   1,758,859
Series 2000-12, Cl. ZA, 8%, 2/16/30                                     3,845,718                   4,225,165
Series 2001-62, Cl. KZ, 6.50%, 12/16/31                                 2,793,630                   2,939,961
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 17.131%, 7/16/28 (8)                              208,751                      25,307
Series 1998-6, Cl. SA, 28.282%, 3/16/28 (8)                               129,125                      15,521
Series 2001-21, Cl. SB, 33.125%, 1/16/27 (8)                              974,507                     104,012
Series 2006-47, Cl. SA, 75.786%, 8/16/36 (8)                            1,935,780                     186,046
                                                                                             ----------------
                                                                                                    9,844,016


                     7 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
NON-AGENCY--6.4%
COMMERCIAL--2.7%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                           $        690,000            $        679,233
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                 3,160,000                   3,106,722
Banc of America Funding Corp., Mtg. Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                      367,203                     356,950
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                                            320,934                     329,651
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1B, 3.235%, 8/25/08 (1)                 288,692                     279,119
CHL Mortgage Pass-Through Trust 2005-17, Mtg.
Pass-Through Certificates, Series 2005-17, Cl. 1A8,
5.50%, 9/1/35                                                           3,740,000                   3,452,752
Citigroup Mortgage Loan Trust, Inc. 2006-WF1,
Asset-Backed Pass-Through Certificates, Series 2006-WF1,
Cl. A2B, 5.536%, 3/1/36                                                   199,113                     200,543
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates, Series
2007-CD4, Cl. A2B, 5.205%, 12/11/49                                     9,170,000                   8,937,526
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 2006-A5, Cl. 1A13, 3.056%, 10/25/36 (1)                          2,652,100                   1,943,555
Countrywide Alternative Loan Trust 2007-8CB, Mtg.
Pass-Through Certificates, Series 2007-8CB, Cl. A1,
5.50%, 5/25/37                                                          5,589,129                   5,210,088
CWABS Asset-Backed Certificates Trust 2006-8,
Asset-Backed Certificates, Series 2006-8, Cl. 2A1,
2.629%, 1/25/46 (1)                                                     1,793,805                   1,757,447
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB1, Cl. A2A, 5.50%, 2/25/36                                1,220,235                   1,199,922
Series 2006-AB2, Cl. A1, 5.888%, 6/25/36                                1,743,081                   1,744,864
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                  520,969                     516,082
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                    186,079                     183,383
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                              2,467,357                   2,373,504
DLJ Commercial Mortgage Corp., Commercial Mtg.
Pass-Through Certificates, Series 1998-CF2, Cl. A1B,
6.24%, 11/12/31                                                         1,055,665                   1,057,822
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                       1,327,162                   1,287,608
First Union National Bank/Lehman Brothers/Bank of
America Commercial Mtg. Trust, Pass-Through
Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                     551,214                     549,773
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                   390,000                     386,948
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                   430,000                     426,473
GMAC Commercial Mortgage Securities, Inc., Commercial
Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F,
7.093%, 5/15/30 (1)                                                     1,567,000                   1,547,450
Greenwich Capital Commercial Funding Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                2,965,000                   2,926,740

                     8 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
COMMERCIAL CONTINUED
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                         $      8,405,000            $      8,360,771
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                                1,990,000                   1,951,516
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A2, 5.479%, 11/10/39                  1,702,000                   1,684,016
GSR Mortgage Loan Trust 2005-4F, Mtg. Pass-Through
Certificates, Series 2005-4F, Cl. 6A1, 6.50%, 2/25/35                   3,443,220                   3,307,134
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                 160,000                     157,678
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                               2,225,000                   2,199,077
Series 2007-LD11, Cl. A2, 5.804%, 6/15/49 (1)                           5,390,000                   5,362,050
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                               5,682,000                   5,630,294
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                              2,380,000                   2,321,671
LB-UBS Commercial Mortgage Trust 2005-C5, Commercial
Mtg. Pass-Through Certificates, Series 2005-C5, Cl. A2,
4.885%, 9/15/30                                                           520,000                     516,761
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial
Mtg. Pass-Through Certificates, Series 2006-C1, Cl. A2,
5.084%, 2/11/31                                                         1,650,000                   1,628,278
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2,
5.318%, 1/15/12                                                         8,330,000                   8,159,721
Mastr Alternative Loan Trust, CMO Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                        450,096                     415,151
Mastr Asset Securitization Trust 2006-3, Mtg.
Pass-Through Certificates, Series 2006-3, Cl. 2A1,
3.049%, 10/25/36 (1)                                                    7,017,966                   6,425,530
Nomura Asset Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                                          1,095,495                   1,097,894
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl.
A2, 7.306%, 10/6/15                                                       556,000                     575,949
Residential Asset Securitization Trust 2006-A9CB, Mtg.
Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6%,
9/25/36                                                                 1,199,056                   1,190,789
Wachovia Bank Commercial Mortgage Trust 2005-C17,
Commercial Mtg. Pass-Through Certificates, Series
2005-C17, Cl. A2, 4.782%, 3/15/42                                         807,008                     801,594
Wachovia Bank Commercial Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through Certificates, Series
2006-C29, Cl. A2, 5.272%, 11/15/48                                      2,997,000                   2,939,148
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
Mtg, Pass-Through Certificates, Series 2006-AR8, Cl.
1A4, 5.884%, 8/1/46 (1)                                                 8,418,992                   8,083,859
Wells Fargo Mortgage-Backed Securities 2004-V Trust,
Mtg. Pass-Through Certificates, Series 2004-V, Cl. 1A1,
3.835%, 10/1/34 (1)                                                     4,505,236                   4,527,152
                                                                                             ----------------
                                                                                                  107,790,188

MANUFACTURED HOUSING--0.2%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
2A1, 6.10%, 9/25/36 (1)                                                 7,269,778                   6,853,599

                     9 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
MULTIFAMILY--0.2%
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 2003-E, Cl. 2A2,
4.35%, 6/25/33 (1)                                               $      3,467,261            $      3,461,371
Countrywide Home Loans Servicing LP, Mtg. Pass-Through
Certificates, Series 2003-46, Cl. 1A2, 4.124%, 1/19/34 (1)              5,897,435                   5,990,157
                                                                                             ----------------
                                                                                                    9,451,528

OTHER--0.0%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through
Certificates, Series 2005-S2, Cl. 3A1, 6.761%, 2/25/32 (1)              1,825,081                   1,801,595
RESIDENTIAL--3.3%
Chase Mortgage Finance Trust 2006-S3, Multiclass Mtg.
Pass-Through Certificates, Series 2006-S3, Cl. 1A2, 6%,
11/1/36                                                                 4,210,000                   3,834,519
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
Pass-Through Certificates, Series 2007-A1, Cl. 9A1,
4.571%, 2/1/37 (1)                                                      4,329,491                   4,116,406
CHL Mortgage Pass-Through Trust 2005-26, Mtg.
Pass-Through Certificates, Series 2005-26, Cl. 1A8,
5.50%, 11/1/35 (11)                                                     3,921,020                   3,700,057
CHL Mortgage Pass-Through Trust 2005-27, Mtg.
Pass-Through Certificates, Series 2005-27, Cl. 2A1,
5.50%, 12/1/35 (11)                                                     3,414,898                   3,222,429
CHL Mortgage Pass-Through Trust 2005-J4, Mtg.
Pass-Through Certificates, Series 2005-J4, Cl. A7,
5.50%, 11/1/35                                                          2,110,000                   1,827,795
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg.
Pass-Through Certificates:
Series 2007-HY5, Cl. 1A2, 5.946%, 9/1/37 (1)                            4,546,991                   3,137,424
Series 2007-HY5, Cl. 2A2, 6.017%, 9/1/37 (1)                            1,157,872                     798,931
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg.
Pass-Through Certificates,, Series 2007-HY5, Cl. 3A2,
6.216%, 9/1/37 (1)                                                      2,863,885                   1,976,080
Citigroup Mortgage Loan Trust, Inc. 2005-3, Asset-Backed
Pass-Through Certificates, Series 2005-3, Cl. 2A4,
5.201%, 8/1/35 (1)                                                      8,828,204                   7,834,804
Citigroup Mortgage Loan Trust, Inc., 2006-AR2, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl.1A2,
5.527%, 3/1/36 (1)                                                     10,272,769                   9,860,756
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 2006-A1, Cl. 2A1, 5.25%, 3/1/21                                  2,756,823                   2,731,903
Countrywide Alternative Loan Trust 2005-J1, Mtg.
Pass-Through Certificates, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                                          5,695,946                   5,051,474
Countrywide Home Loans Servicing LP, Mtg. Pass-Through
Certificates:
Series 2005-31, Cl. 2A4, 5.496%, 1/1/36 (1)                             1,534,344                   1,420,117
Series 2007-HY3, Cl. 1A1, 5.714%, 6/1/47 (1)                            4,050,908                   3,744,558
GSR Mortgage Loan Trust 2007-AR1, Mgt. Pass-Through
Certificates, Series 2007-AR1, Cl. 2A1, 5.999%, 3/1/37 (1)             13,446,716                  12,805,830
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through
Certificates, Series 2007-AR1, Cl. 4A1, 5.834%, 3/1/37 (1)              4,410,508                   4,060,151
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through
Certificates, Series 2007-A1, Cl. 7A1, 5.301%, 7/1/35 (1)               6,967,631                   6,427,640
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
Pass-Through Certificates, Series 2006-3, Cl. 2A1,
6.085%, 10/25/36 (1)                                                    6,096,426                   5,848,832

                     10 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
RESIDENTIAL CONTINUED
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg.
Pass-Through Certificates, Series 2007-3, Cl. 1A1,
5.861%, 9/1/37 (1,5)                                             $      3,854,789            $      3,739,145
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS13, Cl. 1A5, 6%, 9/25/36                                         4,143,675                   4,047,779
Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS13, Cl. 1A8, 6%, 9/25/36                                           939,041                     932,910
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS5, Cl. 2A2, 6%,
4/25/08                                                                   572,394                     572,936
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A28,
5.75%, 4/25/37                                                          1,695,726                   1,628,303
Residential Asset Securitization Trust 2005-A14, Mtg.
Pass-Through Certificates, Series 2005-A14, Cl. A1,
5.50%, 12/1/35                                                          3,720,000                   3,122,302
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR14, Cl.
1A1, 5.056%, 12/1/35 (1)                                                4,877,224                   4,746,322
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY4, Cl.
4A1, 5.497%, 9/25/36 (1)                                               12,015,174                  11,420,736
Washington Mutual Mortgage Pass-Through Certificates,
Mtg. Pass-Through Certificates, Series 2007-1, Cl. 1A8,
6%, 2/25/37                                                             5,394,821                   5,310,469
Wells Fargo Mortgage-Backed Securities 2005-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR12, Cl.
2A6, 4.329%, 7/1/35 (1)                                                 2,558,753                   2,369,481
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR16, Cl.
2A1, 4.943%, 10/1/35 (1)                                                3,279,677                   3,326,338
Wells Fargo Mortgage-Backed Securities 2006-12 Trust,
Mtg. Pass-Through Certificates, Series 2006-12, Cl. A1,
6%, 10/25/36                                                            2,234,753                   2,237,883
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl.
5A3, 5.597%, 7/1/36 (1)                                                 1,922,137                   1,863,643
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-A R8, Cl.
2A1, 5.241%, 4/1/36 (1)                                                 2,906,323                   2,862,764
                                                                                             ----------------
                                                                                                  130,580,717
                                                                                             ----------------

Total Mortgage-Backed Obligations (Cost $969,821,541)                                             988,492,656
U.S. GOVERNMENT OBLIGATIONS--4.5%
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.375%, 4/15/09                                                        38,125,000                  38,566,602
4.625%, 10/25/12 (12)                                                  20,570,000                  21,854,206
5.25%, 5/21/09 (12)                                                    37,250,000                  38,507,784
6%, 6/15/11                                                             7,600,000                   8,358,115
Federal National Mortgage Assn. Unsec. Nts.:
2.75%, 4/11/11 (12)                                                    24,960,000                  24,991,325
3.25%, 4/9/13 (12)                                                     23,365,000                  23,373,972
5.50%, 3/15/11 (12)                                                    15,955,000                  17,197,990

                     11 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS,
5.155%, 1/15/21 (13)                                             $      5,667,000            $      3,203,011
U.S. Treasury Bonds:
STRIPS, 4.201%, 2/15/11 (7,12,13)                                         900,000                     852,179
STRIPS, 4.808%, 2/15/16 (7,12,13)                                       4,491,000                   3,452,133
                                                                                             ----------------
Total U.S. Government Obligations (Cost $175,868,310)                                             180,357,317

FOREIGN GOVERNMENT OBLIGATIONS--28.0%
ARGENTINA--0.5%
Argentina (Republic of) Bonds:
3.092%, 8/3/12 (1)                                                      6,792,500                   5,774,101
7%, 10/3/15                                                             1,270,000                     966,470
Series GDP, 0.971%, 12/15/35 (1,14)                                     8,600,000                   1,036,300
Series V, 7%, 3/28/11                                                   6,312,000                   5,714,114
Series VII, 7%, 9/12/13                                                 6,265,000                   5,132,341
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 (2)              1,810,000                   1,769,275
                                                                                             ----------------
                                                                                                   20,392,601

AUSTRALIA--0.9%
New South Wales Treasury Corp. Bonds, Series 10RG, 7%,
12/1/10                                                                   110,000 AUD                 100,993
New South Wales Treasury Corp. Sr. Unsec. Nts., 6%,
10/1/09                                                                37,140,000 AUD              33,501,997
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%,
7/14/09                                                                 1,800,000 AUD               1,626,919
                                                                                             ----------------
                                                                                                   35,229,909

AUSTRIA--0.2%
Austria (Republic of) Unsec. Unsub. Nts., Series E, 4%,
9/15/16                                                                 5,762,000 EUR               9,077,144
BELGIUM--0.2%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35                      5,340,000 EUR               8,695,109
BRAZIL--2.4%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                             9,480,000                   9,688,560
8%, 1/15/18                                                            22,150,000                  24,863,375
8.75%, 2/4/25                                                           2,950,000                   3,621,125
8.875%, 10/14/19                                                        9,085,000                  11,242,688
10.50%, 7/14/14                                                         6,288,000                   8,001,480
Brazil (Federal Republic of) Nts.:
7.875%, 3/7/15                                                            130,000                     147,225
10%, 1/10/10                                                           18,216,000 BRR               9,876,819
10%, 1/1/12                                                            13,111,000 BRR               6,957,266
10%, 1/1/17                                                            21,882,000 BRR              10,732,867
Brazil (Federal Republic of) Treasury Bills, 10.697%,
7/1/08 (13)                                                            21,260,000 BRR              11,792,800
                                                                                             ----------------
                                                                                                   96,924,205

BULGARIA--0.0%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                            740,000                     867,650
8.25%, 1/15/15 (2)                                                        710,000                     832,475
                                                                                             ----------------
                                                                                                    1,700,125


                     12 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
CANADA--1.0%
Canada (Government of) Nts.:
3.75%, 6/1/12                                                          19,470,000 CAD        $     19,594,242
4.25%, 12/1/09                                                         19,060,000 CAD              19,068,356
                                                                                             ----------------
                                                                                                   38,662,598

COLOMBIA--0.7%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28 (2)                3,058,000,000 COP               1,425,285
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                         3,805,000                   4,090,375
10.75%, 1/15/13                                                         3,900,000                   4,839,900
12%, 10/22/15                                                      17,234,000,000 COP               9,869,573
Colombia (Republic of) Nts., 8.25%, 12/22/14                            1,713,000                   1,995,645
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17                       960,000                   1,064,160
EEB International Ltd. Sr. Unsec. Bonds, 8.75%, 10/31/14 (2)            3,330,000                   3,446,550
                                                                                             ----------------
                                                                                                   26,731,488

COSTA RICA--0.0%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                   1,498,000                   1,949,273
DENMARK--0.2%
Denmark (Kingdom of) Bonds:
4%, 11/15/10                                                           10,520,000 DKK               2,235,880
4%, 11/15/15                                                            7,660,000 DKK               1,616,199
7%, 11/10/24                                                            2,780,000 DKK                 758,803
Denmark (Kingdom of) Nts., 4%, 8/15/08                                 11,075,000 DKK               2,342,154
                                                                                             ----------------
                                                                                                    6,953,036

DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds, Series REGS,
9.04%, 1/23/18                                                          1,721,439                   1,833,332
Dominican Republic Unsec. Unsub. Nts., 9.50%, 9/27/11 (2)                 307,398                     323,536
                                                                                             ----------------
                                                                                                    2,156,868

EGYPT--0.0%
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%,
7/15/12 (2)                                                            10,100,000 EGP               1,895,517
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 (2)                                                       590,000                     643,100
7.65%, 6/15/35 (2)                                                      4,570,000                   4,867,050
                                                                                             ----------------
                                                                                                    5,510,150

FRANCE--3.1%
France (Government of) Obligations Assimilables du
Tresor Bonds:
3.25%, 4/25/16                                                         23,225,000 EUR              34,800,467
4%, 10/25/38                                                           17,545,000 EUR              24,805,812
France (Government of) Treasury Nts.:
3.75%, 1/12/13                                                         28,155,000 EUR              44,368,095

                     13 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
France (Government of) Treasury Nts., 4.50%, 7/12/12                   11,135,000 EUR        $     18,075,279
                                                                                             ----------------
                                                                                                  122,049,653

GERMANY--3.0%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13                                               27,405,000 EUR              43,538,390
Series 05, 4%, 1/4/37 (15)                                             45,270,000 EUR              65,196,991
Series 07, 4.25%, 7/4/17                                                5,775,000 EUR               9,367,633
                                                                                             ----------------
                                                                                                  118,103,014

GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17 (2)                           3,500,000                   3,675,000
GREECE--0.5%
Greece (Republic of) Bonds, 4.60%, 5/20/13                             12,430,000 EUR              20,020,834
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 (2)                                                       250,000                     290,750
10.25%, 11/8/11                                                         2,150,000                   2,500,450
                                                                                             ----------------
                                                                                                    2,791,200

INDONESIA--0.5%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 (2)                                                      7,620,000                   8,020,050
6.90%, 1/17/18 (2)                                                      3,260,000                   3,436,376
7.25%, 4/20/15 (2)                                                      4,870,000                   5,210,900
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 (2)                2,430,000                   2,739,825
                                                                                             ----------------
                                                                                                   19,407,151

ISRAEL--0.5%
Israel (State of) Bonds:
5.50%, 2/28/17                                                         42,460,000 ILS              11,861,803
Series 2682, 7.50%, 3/31/14                                            25,080,000 ILS               7,902,688
                                                                                             ----------------
                                                                                                   19,764,491

ITALY--0.7%
Italy (Republic of) Nts., Certificati di Credito del
Tesoro, 4.20%, 7/1/09 (1)                                              16,660,000 EUR              26,343,900
JAPAN--2.6%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09                                   3,977,000,000 JPY              39,976,071
10 yr., Series 245, 0.90%, 12/20/12                                 1,855,000,000 JPY              18,745,028
10 yr., Series 288, 1.70%, 9/20/17                                  1,638,000,000 JPY              17,145,265
30 yr., Series 25, 2.30%, 12/20/36                                  2,670,000,000 JPY              26,330,357
                                                                                             ----------------
                                                                                                  102,196,721

MALAYSIA--0.1%
Johor Corp. Malaysia (Government of) Bonds, Series P3,
1%, 7/31/12 (5)                                                         7,980,000 MYR               3,006,378
Malaysia (Government of) Bonds, Series 2/05, 4.72%,
9/30/15                                                                 8,950,000 MYR               2,968,876
                                                                                             ----------------
                                                                                                    5,975,254


                     14 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
MEXICO--1.7%
United Mexican States Bonds:
Series A, 6.375%, 1/16/13                                        $      3,800,000            $      4,183,800
Series M7, 8%, 12/24/08 (1)                                           240,660,000 MXN              22,700,766
Series MI10, 8%, 12/19/13                                             126,490,000 MXN              12,223,954
Series M20, 10%, 12/5/24 (1)                                           45,000,000 MXN               5,214,677
United Mexican States Nts., 8.375%, 1/14/11                            18,960,000                  21,443,760
                                                                                             ----------------
                                                                                                   65,766,957

NIGERIA--0.8%
Nigeria (Federal Republic of) Nts., Series 3Y2S, 12.50%,
2/24/09                                                                60,500,000 NGN                 528,693
Nigeria (Federal Republic of) Promissory Nts., Series
RC, 5.092%, 1/5/10                                                         96,779 NGN                 100,724
Nigeria (Federal Republic of) Treasury Bills, Series
364, 9.13%, 2/5/09 (13)                                               313,000,000 NGN               2,469,188
Nigeria (Federal Republic of) Treasury Bonds:
Series 3Y, 9.23%, 5/25/12                                             624,300,000                   5,239,608
Series 3Y, 12.50%, 7/31/09                                            150,400,000 NGN               1,336,147
Series 3Y1S, 15%, 1/27/09                                             116,700,000 NGN               1,036,757
Series 5 yr., 9.50%, 2/23/12                                          278,300,000 NGN               2,364,237
Series 5Y, 9.50%, 8/31/12                                             623,000,000 NGN               5,279,255
Series 5Y13, 12.99%, 9/29/11                                          142,800,000 NGN               1,369,265
Series 7Y16, 11.99%, 12/22/13                                         236,500,000 NGN               2,171,764
Series 7YR, 12.74%, 10/27/13                                          317,100,000 NGN               2,979,627
Series 10 yr., 9.35%, 8/31/17                                         600,000,000 NGN               4,733,268
Series 364, 9.163%, 1/8/09 (13)                                       481,300,000 NGN               3,822,771
                                                                                             ----------------
                                                                                                   33,431,304

PANAMA--0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                          8,540,000                   8,732,150
7.25%, 3/15/15                                                          5,855,000                   6,440,500
8.875%, 9/30/27                                                         1,375,000                   1,753,125
9.375%, 4/1/29                                                            655,000                     864,600
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26                      2,760,000                   2,994,600
                                                                                             ----------------
                                                                                                   20,784,975

PERU--2.1%
Peru (Republic of) Bonds:
7.84%, 8/12/20                                                         28,080,000 PEN              11,205,014
9.91%, 5/5/15                                                           8,101,000 PEN               3,595,434
Series 7, 8.60%, 8/12/17                                               22,570,000 PEN               9,475,374
Series 8-1, 12.25%, 8/10/11                                            46,095,000 PEN              20,290,945
Peru (Republic of) Certificate of Deposit:
5.364%, 4/11/08 (13)                                                   21,466,000 PEN               7,805,560
5.50%, 5/2/08 (5,13)                                                   28,136,000 PEN              10,020,595
5.502%, 4/3/08 (13)                                                     5,070,000 PEN               1,841,036
5.516%, 5/16/08 (13)                                                   10,150,000 PEN               3,671,292
5.719%, 11/6/08 (13)                                                   11,490,000 PEN               4,041,786
5.818%, 1/5/09 (13)                                                    27,110,000 PEN               9,443,103

                     15 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 (13)                $        363,872            $        244,122
                                                                                             ----------------
                                                                                                   81,634,261

PHILIPPINES--0.4%
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                          5,762,000                   6,460,354
9%, 2/15/13                                                             7,625,000                   8,950,225
                                                                                             ----------------
                                                                                                   15,410,579

POLAND--0.2%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13                                            20,240,000 PLZ               8,642,592
Series WS0922, 5.75%, 9/23/22                                           1,000,000 PLZ                 439,531
                                                                                             ----------------
                                                                                                    9,082,123

THE NETHERLANDS--0.4%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11                         6,035,000 EUR               9,900,331
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17                       3,115,000 EUR               5,078,924
                                                                                             ----------------
                                                                                                   14,979,255

TURKEY--2.0%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                          10,035,000                  10,009,913
7%, 9/26/16                                                             9,710,000                   9,904,200
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                          5,685,000                   6,011,888
14%, 1/19/11 (1)                                                       15,250,000 TRY              10,609,168
15.861%, 10/7/09 (13)                                                  18,240,000 TRY              10,554,266
16%, 3/7/12 (1)                                                        37,395,000 TRY              26,325,220
18.163%, 8/13/08 (13)                                                   6,630,000 TRY               4,679,946
                                                                                             ----------------
                                                                                                   78,094,601

UNITED KINGDOM--1.4%
United Kingdom Treasury Bonds:
5.75%, 12/7/09                                                         15,785,000 GBP              32,293,353
6%, 12/7/28 (16)                                                        9,965,000 GBP              23,490,341
                                                                                             ----------------
                                                                                                   55,783,694

URUGUAY--0.4%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27                                                          48,300,000 UYU               2,503,056
7.625%, 3/21/36                                                         3,525,000 UYU               3,586,688
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18                                                            54,110,000                   3,260,895
8%, 11/18/22                                                            7,030,000                   7,557,250
                                                                                             ----------------
                                                                                                   16,907,889

VENEZUELA--0.6%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27                          14,610,000                  13,916,025
Venezuela (Republic of) Nts., 10.75%, 9/19/13                           4,885,000                   4,994,913

                     16 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25             $      6,255,000            $      5,047,003
                                                                                             ----------------
                                                                                                   23,957,941
                                                                                             ----------------
Total Foreign Government Obligations (Cost $1,055,662,888)                                      1,112,038,820

LOAN PARTICIPATIONS--1.2%
Bayerische Hypo- und Vereinsbank AG for the City of
Kiev, Ukraine Loan Participation Nts., 8.625%, 7/15/11 (5)              8,210,000                   8,622,323
Credit Suisse First Boston International, Export-Import
Bank of Ukraine Loan Participation Nts., 8.40%, 2/9/16                  1,740,000                   1,687,800
Dali Capital plc/Bank of Moscow Loan Participation Nts.,
Series 28, Tranche 1, 7.25%, 11/25/09                                  37,000,000 RUR               1,587,310
Dali Capital SA (ROSBANK) Loan Participation Nts.,
Series 23, Tranche 1, 8%, 9/30/09                                      36,400,000 RUR               1,496,505
Gaz Capital SA Sr. Unsec. Loan Participation Nts.,
7.288%, 8/16/37 (2)                                                    14,680,000                  13,624,361
Gazprom International SA Unsec. Loan Participation Nts.,
7.201%, 2/1/20 (2)                                                      1,969,043                   2,013,346
VTB Capital SA Loan Participation Nts., 6.315%, 2/4/15 (1)             16,700,000                  16,880,694
                                                                                             ----------------
Total Loan Participations (Cost $46,480,281)                                                       45,912,339

CORPORATE BONDS AND NOTES--14.4%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Disc.
Nts., 10/1/12 (17)                                                        100,000                      81,500
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 (5)                      250,000                     205,000
AES Dominicana Energia Finance SA, 11% Sr. Nts.,
12/13/15 (2)                                                            2,758,000                   2,654,575
AES Panama SA, 6.35% Sr. Nts., 12/21/16 (2)                             1,100,000                   1,101,371
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A,
11/30/19 (5)                                                              247,199                     248,435
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                          2,470,000                   2,367,381
Allbritton Communications Co., 7.75% Sr. Unsec. Sub.
Nts., 12/15/12                                                          1,100,000                   1,083,500
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16 (5)              1,825,000                   1,783,938
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts.,
Series B, 4/15/14                                                       2,840,000                   2,808,050
Alrosa Finance SA, 8.875% Nts., 11/17/14 (2)                           13,025,000                  13,988,199
AmBev International Finance Co. Ltd., 9.50% Bonds,
7/24/17 (2)                                                             5,050,000 BRR               2,482,262
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                  760,000                     647,900
America Movil SAB de CV:
8.46% Bonds, 12/18/36 (2)                                              13,500,000 MXN               1,245,890
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36                                39,200,000 MXN               3,617,697
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                      150,000                      99,750
8.875% Sr. Unsec. Sub. Nts., 1/15/11 (5)                                    5,454                       3,627
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                           1,250,000                     843,750
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09 (2)                          45,450                      30,452
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                          335,000                     344,213
7.50% Sr. Nts., 5/1/12                                                  2,485,000                   2,553,338
Ashtead Capital, Inc., 9% Nts., 8/15/16 (2)                               385,000                     313,775
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 (3,4,5)                   735,000                          --

                     17 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts.,
12/15/15                                                         $      1,910,000            $      1,952,975
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 (2)            4,823,264                   4,823,264
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub.
Nts., 5/15/14                                                           2,030,000                   1,761,025
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                         3,545,000 EUR               5,455,878
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds,
7/15/14                                                                 3,340,000 EUR               5,204,697
Banco BMG SA, 9.15% Nts., 1/15/16 (2)                                   3,520,000                   3,520,000
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 (1,2)               1,345,000                   1,345,000
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 (2)                2,605,000                   2,337,988
Banco Invex SA, 25.672% Mtg. Backed Certificates, Series
062U, 3/13/34 (1,18)                                                    5,076,325 MXN               1,980,418
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                          15,700,000 EUR              24,209,692
4.50% Sr. Sec. Nts., 7/13/21                                            8,135,000 EUR              12,006,513
Barclays Bank plc, 6.278% Perpetual Bonds (19)                          6,850,000                   5,482,740
Bausch & Lomb, Inc., 9.875% Sr. Unsec. Nts., 11/1/15 (2)                1,425,000                   1,453,500
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                         905,000                     929,888
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts.,
9/15/14                                                                 3,125,000                   2,742,188
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.
(2,19)                                                                  4,630,000                   4,292,667
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                  3,065,000                   3,019,025
CCH I Holdings LLC/CCH I Holdings Capital Corp., 11% Sr.
Sec. Nts., 10/1/15                                                      2,215,000                   1,550,500
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 (2)                            1,335,000                   1,128,075
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts.,
10/1/07 (3,4,5)                                                           400,000                          --
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                            1,250,000                   1,175,394
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                3,805,000                   3,785,975
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts.,
12/15/12                                                                  940,000                     921,200
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14
(17)                                                                    2,035,000                   1,841,675
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                    4,880,000                   4,440,800
Claire's Stores, Inc., 10.50% Sr. Unsec. Sub. Nts.,
6/1/17                                                                  2,990,000                   1,330,550
Cloverie plc, 6.792% Sec. Nts., Series 2005-93, 12/20/10
(1,5)                                                                   1,100,000                     949,300
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12                                           1,780,000                   1,806,700
8.375% Sr. Nts., 12/15/14                                                 995,000                   1,029,825
Coriolanus Ltd.:
3.359% Sec. Nts., 12/31/17 (5,13)                                      25,700,000 BRR              10,237,818
10.62% Sec. Nts., 8/10/10                                               3,300,000                   2,377,650
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                       415,000                     408,775
7.50% Sr. Nts., 5/1/11                                                    575,000                     583,625
Countrywide Financial Corp., 3.345% Unsec. Unsub. Nts,
5/5/08 (1)                                                              1,230,000                   1,222,047
Countrywide Home Loans, Inc., 3.25% Nts., Series L,
5/21/08                                                                 9,635,000                   9,449,353
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                          2,640,000                   2,725,800
DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13                           3,310,000                   3,227,250
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                  155,000                     135,238
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                       180,000                     173,250
8.625% Sr. Sub. Nts., 12/15/12                                            400,000                     409,000

                     18 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                 $      3,599,000            $      4,343,068
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15                  1,190,000                   1,222,725
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16                              1,110,000 EUR               1,691,374
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                   300,000                     293,250
9.875% Sr. Sub. Nts., 8/15/13                                             586,000                     511,285
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 (17)                                    195,000                     141,375
0%/9% Unsec. Disc. Nts., 11/15/13 (17)                                    400,000                     290,000
8% Unsec. Nts., 11/15/13                                                  460,000                     338,100
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08                             790,000                     791,975
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                            100,000                      77,500
8.625% Sr. Nts., 5/1/09                                                   306,000                     267,750
8.875% Sr. Unsec. Nts., 3/15/11                                            71,000                      57,865
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 (5)                         700,000                     528,500
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                   970,000                     953,025
7.625% Sr. Sub. Nts., 2/1/18                                              205,000                     206,025
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                         385,000                     385,000
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11                     2,135,000                   2,054,938
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                      2,775,000                   2,775,000
Eirles Two Ltd.:
6.482% Sec. Nts., Series 335, 4/30/12 (1,5)                             6,300,000                   4,803,750
8.279% Sec. Nts., Series 324, 4/30/12 (1,5)                             4,100,000                   3,034,000
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 (2)                 1,115,000 BRR                 698,980
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts.,
1/15/14                                                                 1,060,000                   1,012,300
Enterprise Products Operating LP, 8.375% Jr. Sub. Nts.,
8/1/66 (1)                                                              3,475,000                   3,388,389
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09
(3,4,5)                                                                   337,947 EUR                      --
Exsportfinans ASA, 3.50% Nts., 2/11/11 (1)                             19,880,000 EUR              30,472,780
FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18                2,005,000                   1,934,825
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 (1)                             925,000                     911,125
Fiserv, Inc., 6.125% Sr. Unsec. Nts., 11/20/12                          3,210,000                   3,312,592
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                1,790,000                   1,848,175
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts.,
4/1/17                                                                  3,510,000                   3,733,763
Fresenius Medical Care Capital Trust IV, 7.875% Sr. Sub.
Nts., 6/15/11                                                           1,065,000                   1,110,263
GameStop Corp., 8% Sr. Unsec. Nts., 10/1/12                               320,000                     340,000
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                          515,000                     480,238
General Motors Acceptance Corp., 8% Bonds, 11/1/31                      1,860,000                   1,335,887
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
2/15/34                                                                 3,805,000                   3,304,380
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                    1,110,000                   1,141,913
9% Sr. Unsec. Nts., 7/1/15                                                705,000                     749,063
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts.,
10/15/14                                                                2,450,000                   2,070,250
Graphic Packaging International Corp., 8.50% Sr. Nts.,
8/15/11                                                                 2,780,000                   2,745,250
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 (2)                  1,385,000                   1,267,275
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                    380,000                     359,100

                     19 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts.,
7/15/16                                                          $        420,000            $        348,600
Harrah's Operating Co., Inc., 10.75% Sr. Unsec. Nts.,
2/1/16 (2)                                                              2,455,000                   2,080,613
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A (2,19)                  6,600,000                   4,740,292
HCA, Inc., 6.375% Nts., 1/15/15                                         3,800,000                   3,234,750
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                      1,785,000                   1,883,175
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec.
Nts., 1/15/16 (2)                                                       1,785,000                   1,793,925
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                            610,000                     581,025
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                     1,135,000                   1,068,319
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                    1,835,000                   1,715,725
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 (13)                                   2,510,000                   1,942,740
12.278% Sr. Unsec. Nts., 3/9/09 (13)                                    1,960,000                   1,695,400
9.751% Sr. Unsec. Nts., 7/8/09 (13)                                     1,960,000                   1,790,460
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 (1)                5,500,000                   4,467,980
HSBK Europe BV, 7.25% Unsec. Unsub. Nts., 5/3/17 (2)                    1,360,000                   1,183,200
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15 (5)                                       790,000                     821,600
7.875% Sr. Unsec. Sub. Nts., 11/15/14 (5)                                 375,000                     399,375
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 (1)                                       198,000                     211,860
11.625% Sr. Unsec. Nts., 10/15/10                                          13,000                      13,780
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22 (1,2)                                             6,960,000                   5,997,355
6.625% Nts., 10/3/12 (2)                                                6,620,000                   6,617,968
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                              2,020,000                   1,318,050
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 (5)                   7,988,981                   8,927,686
Inter-American Development Bank:
6.26% Nts., 12/8/09 (1)                                                   920,000 BRR                 534,661
9.891% Nts., 1/25/12 (1,5)                                            706,857,153 COP                 416,574
Invista, Inc., 9.25% Sr. Nts., 5/1/12 (2)                                 960,000                     986,400
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts.,
5/15/14 (5)                                                               400,000                     357,000
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                1,765,000                   1,791,475
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 (2)                                            1,130,000                   1,169,550
8.80% Sr. Nts., 1/30/17 (2)                                             1,410,000                   1,473,450
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts.,
3/1/14                                                                  3,085,000                   2,213,488
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                           1,015,000                   1,091,980
iStar Financial, Inc., 3.35% Sr. Unsec. Nts., 3/16/09 (1)               1,595,000                   1,422,986
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17                        1,635,000                   1,438,800
JPMorgan, Red Square Capital Ltd., 9% Collaterlized Debt
Obligation Nts., 11/20/08 (2)                                          62,000,000 RUR               2,535,270
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35 (5)                                            6,385,250 MXN                 596,327
20.368% Mtg. Backed Certificates, Series 06U, 9/25/35 (1)               3,072,474 MXN               1,262,906
JSC Astana Finance, 9.16% Nts., 3/14/12 (5)                             7,200,000                   6,598,047

                     20 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                              $        495,000            $        264,825
8.875% Sr. Sub. Nts., 4/1/12                                              890,000                     498,400
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts.,
6/15/09                                                                   400,000                     408,000
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                                   250,000                     251,875
Key Energy Services, Inc., 8.375% Sr. Nts., 12/1/14 (2)                 1,765,000                   1,769,413
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts.,
8/15/33                                                                 3,396,000                   3,476,961
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 (5)                510,000                     538,050
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                             583,000                     561,138
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                      400,000                     392,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                           515,000                     505,988
7.625% Sr. Sub. Nts., 6/15/12                                             500,000                     514,375
Lamar Media Corp., 6.625% Sr. Unsec. Sub. Nts., 8/15/15                 1,275,000                   1,128,375
Lear Corp., 8.75% Sr. Unsec. Nts., Series B, 12/1/16                    4,070,000                   3,495,113
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                  1,180,000                   1,079,700
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15               2,285,000                   2,287,856
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                        550,000                     512,875
Majapahit Holding BV:
7.25% Nts., 10/17/11 (2)                                                1,990,000                   1,994,975
7.75% Nts., 10/17/16 (2)                                                4,230,000                   4,187,700
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 (17)             1,600,000                   1,204,000
Mashantucket Pequot Tribe, 8.50% Bonds, Series A,
11/15/15 (2)                                                            2,690,000                   2,380,650
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                            1,300,000                     611,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                    2,195,000                   1,081,038
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                         1,605,000                   1,404,375
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                     1,820,000                   1,833,650
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 (2)                        1,360,000                   1,264,800
Mirant Americas Generation LLC, 9.125% Sr. Unsec. Nts.,
5/1/31                                                                    150,000                     136,875
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                      505,000                     463,338
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                      515,000                     417,150
8% Sr. Sub. Nts., 4/1/12                                                1,300,000                   1,196,000
Momentive Performance Materials, Inc., 11.50% Sr. Unsec.
Sub. Nts., 12/1/16                                                      2,985,000                   2,287,256
Morgan Stanley, 6.25% Sr. Nts., 3/23/17 (5)                             4,885,000 PEN               1,609,365
Mosaic Co.:
7.375% Sr. Nts., 12/1/14 (5)                                            1,360,000                   1,462,000
7.625% Sr. Nts., 12/1/16 (2)                                            1,355,000                   1,463,400
National Gas Co., 6.05% Nts., 1/15/36 (2)                               3,470,000                   3,265,825
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16                                  109,600,000 PHP               2,482,203
6.875% Nts., 11/2/16 (2)                                                1,474,000                   1,492,425
9.625% Unsec. Bonds, 5/15/28                                            2,550,000                   3,050,565
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 (2)                                720,000                     529,200
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts.,
9/1/14                                                                  1,805,000                   1,786,950

                     21 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12                         $      1,665,000            $      1,698,300
Nextel Communications, Inc., 7.375% Sr. Nts., Series D,
8/1/15                                                                 10,930,000                   8,421,860
Nielsen Finance LLC, 10% Sr. Unsec. Nts., 8/1/14                        2,195,000                   2,195,000
Nielsen Finance LLC/Nielsen Finance Co., 0%/12.50% Sr.
Unsec. Sub. Disc. Nts., 8/1/16 (17)                                     1,725,000                   1,099,688
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                      1,090,000                     812,050
NorthPoint Communications Group, Inc., 12.875% Nts.,
2/15/10 (3,4,5)                                                           200,173                          --
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 (1)                       1,620,000                   1,441,800
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts., 3/1/14
(17)                                                                    2,170,000                   1,063,300
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                 2,120,000                   1,908,000
NXP BV/NXP Funding LLC, 9.50% Sr. Unsec. Unsub. Nts.,
10/15/15                                                                1,950,000                   1,608,750
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                             230,000                     206,425
6.875% Sr. Sub. Nts., 12/15/15                                            285,000                     249,375
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
3/29/10 (3,4,5)                                                            90,000                          --
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc.
Nts., 1/15/07 (4,5)                                                       675,000                           7
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
6.25% Sr. Unsec. Nts., 9/15/15                                            100,000                      99,596
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26 (5)                 3,665,000                   3,371,800
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts.,
3/15/10                                                                 4,495,000                   4,236,538
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B,
3/15/13                                                                 3,570,000                   3,641,400
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                        230,000                     209,875
6.875% Sr. Sub. Nts., 12/1/11                                             500,000                     472,500
Petrobras International Finance Co., 5.785% Sr. Unsec.
Nts., 3/1/18                                                           10,040,000                   9,717,716
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl.
A3, 6/15/11 (2)                                                         2,856,947                   2,868,492
Piazza Vittoria Finance SrL, 6.033% Asset-Backed Nts.,
7/20/10 (1,5)                                                           1,303,036 EUR               2,057,176
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub.
Nts., 3/15/12                                                           1,480,000                   1,402,300
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
10.625% Sr. Sub. Nts., 4/1/17                                           2,635,000                   2,252,925
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 (2)                   489,000                     518,340
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 (3,4,5)                        250,000                          --
Pride International, Inc., 7.375% Sr. Unsec. Nts.,
7/15/14                                                                 1,280,000                   1,337,600
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 (3,4,5)                     100,000 EUR                      --
PTS Acquisition, 9.50% Sr. Unsec. Nts., 4/15/15 (20)                    2,065,000                   1,682,975
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16
(2,4)                                                                   1,270,000                     609,600
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16               1,885,000                   1,828,450
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                         545,000                     441,450
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                         4,265,000                   4,371,625
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                              2,085,000                   1,282,275
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                              1,865,000                   1,146,975

                     22 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
R.H. Donnelley Corp., 6.875% Sr. Nts., 1/15/13                   $      1,025,000            $        630,375
Rabobank Nederland, 3% Nts., 3/11/11 (1,5)                             15,480,000                  15,402,600
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B,
7/1/11                                                                    600,000                     484,500
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 (2)                 670,000                     688,425
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                              80,000                      78,800
7.375% Sr. Sub. Nts., 7/15/13                                             150,000                     153,000
7.50% Sr. Sub. Nts., 5/15/16                                              450,000                     463,500
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts.,
8/1/16                                                                    890,000                     774,300
ReAble Therapeutics Finance LLC, 10.875% Sr. Unsec.
Nts., 11/15/14 (2)                                                      1,865,000                   1,757,763
Real Time Data Co., 11% Disc. Nts., 5/31/09 (4,5,20)                      142,981                          --
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series
B, 5/1/10                                                                 550,000                     511,500
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                    1,805,000                   1,921,632
Rural Cellular Corp., 9.875% Sr. Nts., 2/1/10 (5)                       1,400,000                   1,445,500
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                           1,335,000                   1,294,950
7.50% Sr. Sec. Nts., 11/30/16                                           2,025,000                   1,964,250
Salisbury International Investments Ltd., 8.044% Sec.
Nts., Series 2006-003, Tranche E, 7/20/11 (1)                           1,100,000                   1,012,000
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                         1,340,000                   1,343,350
10.50% Sr. Unsec. Sub. Nts., 11/15/16                                   1,190,000                   1,106,700
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15               2,050,000                   1,629,750
Service Corp. International, 6.75% Sr. Unsec. Nts.,
4/1/15                                                                  1,910,000                   1,888,513
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                1,045,000                   1,013,305
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts.,
3/15/12                                                                 1,267,000                   1,282,838
SLM Corp., 4.50% Nts., Series A, 7/26/10                                3,445,000                   2,828,862
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18 (2)                       780,000                     811,200
Sprint Capital Corp., 8.75% Nts., 3/15/32                               2,495,000                   2,112,988
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                      2,330,000                   1,409,650
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                       430,000                     252,625
Stena AB, 7.50% Sr. Unsec. Nts., 11/1/13 (5)                              337,000                     334,051
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 (2)                3,290,100 PEN               1,268,048
Teligent, Inc., 11.50% Sr. Nts., 12/1/08 (3,4,5)                          500,000                          --
Tengizchevroil LLP, 6.124% Nts., 11/15/14 (2)                           2,123,000                   2,036,169
Tesoro Corp., 6.625% Sr. Unsec. Nts., 11/1/15                           1,870,000                   1,739,100
TGI International Ltd., 9.50% Nts., 10/3/17 (2)                         6,100,000                   6,328,750
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97
(17)                                                                    2,695,000                   1,429,150
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                1,000,000                     915,000
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                    1,000,000                     855,000
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts.,
6/1/15                                                                  1,975,000                   1,343,000
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                         3,770,000                   2,978,300
Universal City Florida, 8.375% Sr. Unsec. Nts., 5/1/10 (5)                 85,000                      83,725
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts.,
6/1/15 (20)                                                               780,000                     783,900
US Oncology, Inc., 9% Sr. Unsec. Nts., 8/15/12                          1,945,000                   1,945,000
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14 (5)                    1,100,000                   1,078,000

                     23 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc.
Nts., 10/1/15 (17)                                               $      2,615,000            $      2,013,550
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                 700,000                     598,500
Virgin Media Finance plc, 8.75% Sr. Unsec. Nts., 4/15/14                  745,000                     672,363
Vitro SAB de CV:
8.625% Sr. Unsec. Unsub. Nts., 2/1/12                                   1,415,000                   1,312,413
9.125% Sr. Unsec. Unsub. Nts., 2/1/17                                   2,405,000                   2,008,175
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14                  500,000                     387,500
West Corp., 9.50% Sr. Unsec. Nts., 10/15/14                               970,000                     873,000
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                                            160,000                      79,200
10.75% Sr. Nts., 4/1/13                                                 1,140,000                     598,500
Williams Cos., Inc., 8.125% Sr. Unsec. Nts., 3/15/12                    3,295,000                   3,616,263
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                   2,755,000                   2,720,563
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                   1,780,000                   1,757,750
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10
(3,4,5)                                                                   250,000                          --
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11                                     9,665,000 EUR              14,671,678
4% Sec. Mtg. Nts., Series 2, 9/27/16                                    9,440,000 EUR              13,368,850
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 (17)              2,057,000                   1,079,925
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%
Nts., 12/1/14                                                           3,575,000                   3,458,813
                                                                                             ----------------
Total Corporate Bonds and Notes (Cost $590,830,898)                                               571,778,665



                                                                       SHARES
                                                                 ----------------
PREFERRED STOCKS--0.1%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.
(3,5,20)                                                                    4,253                          --
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg. (3,5)                                                    5,000                          --
Federal National Mortgage Assn., 8.25% Non-Cum. Sub.,
Series S, Non-Vtg.                                                        148,310                   3,566,856
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.
(3,5,20)                                                                      151                          --
Sovereign Real Estate Investment Trust, 12% Non-Cum.,
Series A (2)                                                                4,600                     516,350
                                                                                             ----------------
Total Preferred Stocks (Cost $4,667,966)                                                            4,083,206

COMMON STOCKS--0.9%
Arco Capital Corp. Ltd. (3,5)                                             690,638                  10,359,570
AT&T, Inc.                                                                 87,241                   3,341,330
Comcast Corp., Cl. A                                                      280,644                   5,427,655
Constellation Energy Group, Inc.                                           54,534                   4,813,716
Global Aero Logistics, Inc. (3,5)                                           2,168                      16,260
Goldman Sachs Group, Inc. (The)                                             3,908                     646,344
Mediacom Communications Corp. (3)                                          42,836                     185,480
Premier Holdings Ltd. (3,5)                                                18,514                          --
Public Service Enterprise Group, Inc.                                      40,407                   1,623,957
Revlon, Inc., Cl. A (3)                                                 1,385,158                   1,357,455
Societe des Autoroutes Paris-Rhin-Rhone                                     6,394                     773,244

                     24 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                       SHARES                       VALUE
                                                                 ----------------            ----------------
Telus Corp.                                                                72,040            $      3,137,209
Verizon Communications, Inc.                                               85,295                   3,109,003
                                                                                             ----------------
Total Common Stocks (Cost $36,304,303)                                                             34,791,223


                                                                        UNITS
                                                                 ----------------            ----------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Global Aero Logistics, Inc. Wts., Exp. 2/28/11 (3)                            266                         322
Long Distance International, Inc. Wts., Exp. 4/13/08
(3,5)                                                                         200                          --
                                                                                             ----------------
Total Rights, Warrants and Certificates (Cost $2,025)                                                     322


                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
STRUCTURED SECURITIES--7.9%
Aiolos Ltd. Catastrophe Linked Nts., 9.38%, 4/8/09 (1,2)                  800,000 EUR               1,281,824
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 6.028%,
5/22/12 (1,2)                                                             738,000                     746,893
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1,
11.593%, 6/1/09 (1,2)                                                   1,750,000                   1,796,288
Cascadia Ltd. Catastrophe Linked Nts.:
6.115%, 6/13/08 (1,5)                                                     500,000                     499,650
7.09%, 8/31/09 (1,5)                                                    1,130,000                   1,145,933
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 5.446%,
5/19/09 (1,5)                                                           1,950,000                   1,926,990
Champlain Ltd. Catastrophe Linked Nts., Series A,
17.396%, 1/7/09 (1,2)                                                     940,000                     955,416
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
14.809%, 1/5/10 (13)                                                    2,480,096 BRR               1,132,764
Colombia (Republic of) Credit Linked Bonds, 11%, 7/27/20            1,060,000,000 COP                 559,800
Colombia (Republic of) Credit Linked Nts., Series II,
15%, 4/27/12                                                          552,359,546 COP                 336,118
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12                                                             1,200,000,000 COP                 730,215
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12                                                             1,034,000,000 COP                 629,202
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12                                                               927,000,000 COP                 564,091
Dominican Republic Credit Linked Bonds, 9.85%, 11/10/08
(13)                                                                   22,620,000 DOP                 616,304
Dominican Republic Credit Linked Nts., 22%, 10/3/11                    25,600,000 DOP                 890,599
Dominican Republic Credit Linked Nts., 9.522%, 5/12/08
(13)                                                                   19,900,000 DOP                 578,370
Dominican Republic Unsec. Credit Linked Nts., 12.047%,
2/23/09 (13)                                                           48,100,000 DOP               1,275,982
Dominican Republic Unsec. Credit Linked Nts., 13.182%,
2/23/09 (13)                                                           90,800,000 DOP               2,378,875
Dominican Republic Unsec. Credit Linked Nts., 15%,
3/12/12                                                                49,300,000 DOP               1,411,235
Dominican Republic Unsec. Credit Linked Nts., 9.342%,
8/11/08 (13)                                                           57,100,000 DOP               1,608,131
Dominican Republic Unsec. Credit Linked Nts., Series
007, 9.302%, 5/12/08 (13)                                              40,900,000 DOP               1,188,711
Egypt (The Arab Republic of) Credit Linked Nts., 5.765%,
2/5/09 (13)                                                            18,110,000 EGP               3,100,863

                     25 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
Egypt (The Arab Republic of) Credit Linked Nts., 6.089%,
3/5/09 (13)                                                            12,920,000 EGP        $      2,198,837
Egypt (The Arab Republic of) Credit Linked Nts., 6.267%,
3/26/09 (13)                                                           17,610,000 EGP               2,983,510
Egypt (The Arab Republic of) Credit Linked Nts., 6.641%,
2/19/09 (13)                                                           17,850,000 EGP               3,047,073
Egypt (The Arab Republic of) Credit Linked Nts., 7.024%,
7/10/08 (13)                                                           13,060,000 EGP               2,348,055
Egypt (The Arab Republic of) Credit Linked Nts., 7.981%,
4/2/09 (13)                                                             8,140,000 EGP               1,377,013
Egypt (The Arab Republic of) Unsec. Credit Linked Nts.,
6.529%, 3/26/09 (13)                                                   17,690,000 EGP               2,997,064
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10 (5)              2,990,000 GHS               3,040,098
Nigeria (Federal Republic of) Credit Linked Nts.,
14.50%, 3/1/11 (1,2)                                                  347,000,000 NGN               3,351,641
Nigeria (Federal Republic of) Credit Linked Nts., Series
II, 14.50%, 4/4/11 (5)                                                265,000,000 NGN               2,568,960
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12 (5)             4,586,858                   4,311,646
Russian Federation Credit Linked Nts., 7.65%, 12/4/08
(1,5)                                                                  21,350,000 RUR                 892,750
Russian Federation Credit Linked Nts., Series 2, 7.50%,
12/4/08 (1,5)                                                          50,900,000 RUR               2,128,384
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10                 880,000 UAH                 187,906
Zimbabwe (Republic of) Credit Linked Nts., 10.076%,
11/26/08 (13)                                                       1,810,000,000 ZMK                 463,583
Zimbabwe (Republic of) Credit Linked Nts., 10.717%,
3/4/09 (13)                                                         3,850,000,000 ZMK                 955,820
Zimbabwe (Republic of) Credit Linked Nts., 10.793%,
2/25/09 (13)                                                        3,850,000,000 ZMK                 953,969
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10 (1)             4,840,000 UAH                 993,871
EES Total Return Linked Nts., 7.10%, 12/12/08 (1,5)                    37,100,000 RUR               1,561,600
EESRRU Total Return Linked Nts., 8.25%, 6/22/10 (1,5)                  93,500,000 RUR               3,997,249
Gazprom Total Return Linked Nts., 6.79%, 10/29/09                      73,800,000 RUR               3,197,733
Gazprom Total Return Linked Nts., Series 002, 6.95%,
8/6/09                                                                 72,600,000 RUR               3,100,934
Indonesia (Republic of) Total Return Linked Nts., 12%,
9/16/11 (5)                                                        14,800,000,000 IDR               1,696,911
Moitk Total Return Linked Nts., 9.014%, 3/26/11 (1,5)                  59,900,000 RUR               2,446,084
NAK Naftogaz of Ukraine Credit Linked Nts., 5%, 1/20/09                 3,890,000                   3,825,426
Orenburgskaya IZHK Total Return Linked Nts., 9.24%,
2/21/12 (1,5)                                                         116,835,000 RUR               4,674,126
RuRail Total Return Linked Nts., 6.67%, 1/22/09 (1,5)                  49,210,000 RUR               2,103,793
Ukraine (Republic of) Credit Linked Nts., Series EMG 13,
11.94%, 12/30/09                                                        2,195,000 UAH                 468,561
Vietnam Shipping Industry Group Total Return Linked
Nts., 10.50%, 1/19/17 (5)                                          14,609,000,000 VND                 882,589
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction and Installation
Administration Credit Linked Nts., 8.59%, 5/20/10 (1,5)                97,250,000 RUR               4,118,246
Ukraine (Republic of) Credit Linked Nts., 11.94%,
12/30/09 (2)                                                            5,650,000 UAH               1,206,091
Ukraine (Republic of) Credit Linked Nts., Series EMG 11,
11.94%, 12/30/09                                                          661,000 UAH                 141,102

                     26 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
Ukraine (Republic of) Credit Linked Nts., Series NPC 12,
11.94%, 12/30/09 (2)                                                    4,170,000 UAH        $        890,159
Credit Suisse Group, Russian Moscoblgaz Finance Total
Return Linked Nts., 9.25%, 6/24/12 (5)                                106,500,000 RUR               4,328,651
Credit Suisse International, FSK EES RRU Total Return
Linked Nts., 8.25%, 6/22/10 (1,5)                                      54,200,000 RUR               2,317,122
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 11.991%,
12/21/11 (5,21)                                                         2,990,000 ARP               2,552,773
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11 (5)                  11,947,457 MXN               1,122,591
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11 (5)                   7,913,734 MXN                 743,580
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 (13)                    4,580,760 BRR               2,075,736
Brazil Real Credit Linked Nts., 6%, 8/18/10                             2,065,000 BRR               1,936,807
Colombia (Republic of) Credit Linked Nts., 13.50%,
9/15/14                                                             2,002,000,000 COP               1,184,817
Colombia (Republic of) Total Return Linked Bonds, Series
002, 11%, 7/28/20                                                   6,840,000,000 COP               3,610,659
Egypt (The Arab Republic of) Total Return Linked Nts.,
7.725%, 9/16/08 (13)                                                   17,350,000 EGP               3,102,348
European Investment Bank, Russian Federation Credit
Linked Nts., 5.502%, 1/19/10 (5,13)                                       705,000                     623,150
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 (5)                         2,232,396                   2,232,396
Halyk Bank of Kazakhstan Total Return Linked Nts.,
Series I, 7.25%, 3/20/09                                              258,990,000 KZT               2,065,654
Indonesia (Republic of) Credit Linked Nts., 9.50%,
6/22/15                                                                   820,000                     782,542
Indonesia (Republic of) Credit Linked Nts., Series III,
14.25%, 6/22/13                                                           873,600                   1,036,998
Nigeria (Federal Republic of) Credit Linked Nts.,
12.50%, 2/24/09                                                        67,900,000 NGN                 598,116
Nigeria (Federal Republic of) Credit Linked Nts., 15%,
1/27/09                                                                91,000,000 NGN                 825,852
Opic Reforma Credit Linked Nts., 9.94%, 10/3/15 (1,5,21)               14,850,000 MXN               1,395,316
Peru (Republic of) Credit Linked Nts., 4.249%, 2/20/11 (1)                875,000                     880,451
RuRail Total Return Linked Bonds, 6.67%, 1/26/09 (1)                   75,090,000 RUR               3,195,816
Russian Federation Credit Linked Nts., 0%, 12/2/09 (13)                19,221,000 RUR                 861,480
Russian Federation Total Return Linked Nts., 6.089%,
5/7/09 (13)                                                            96,070,000 RUR               3,737,254
Russian Federation Total Return Linked Nts., 7.406%,
6/9/09 (13)                                                            38,430,000 RUR               1,483,563
Russian Federation Total Return Linked Nts., 7.919%,
3/20/09 (13)                                                           45,900,000 RUR               1,797,704
Russian Federation Total Return Linked Nts., 7.949%,
1/15/09 (13)                                                           86,420,000 RUR               3,435,490
Russian Federation Total Return Linked Nts., Series 2,
7.948%, 1/16/09 (13)                                                   59,560,000 RUR               2,368,271
Russian Federation Total Return Linked Nts., Series II,
9%, 4/22/11                                                            21,590,000 RUR                 982,727
Russian Unified Energy Systems Total Return Linked Nts.,
Series FSK3, 7.10%, 12/16/08 (1)                                       50,530,000 RUR               2,198,741
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%,
8/25/10                                                                   885,000                     868,150
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%,
3/1/11                                                                    885,000                     863,114
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%,
8/29/11                                                                   885,000                     856,246
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%,
2/29/12                                                                   885,000                     849,131
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%,
8/30/12                                                                   885,000                     843,131

                     27 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
Ukraine (Republic of) Credit Linked Nts., 11.94%,
12/30/09                                                                  269,000 UAH        $         57,537
Ukraine (Republic of) Credit Linked Nts., 11.94%,
12/30/09                                                                  955,000 UAH                 204,269
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 (5)             7,911,888 MXN                 743,406
Videocon International Ltd. Credit Linked Nts., 6.26%,
12/29/09                                                                1,630,000                   1,467,212
Deutsche Bank AG Singapore, Vietnam Shipping Industry
Group Total Return Linked Nts., 9%, 4/20/17 (5)                    36,800,000,000 VND               2,069,716
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3,
7.04%, 12/8/11 (1,2)                                                   34,190,000 RUR               1,607,762
Eurus Ltd. Catastrophe Linked Nts., 9.556%, 4/8/09 (1,2)                1,400,000                   1,421,700
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 7.012%,
8/10/11 (1,5)                                                           1,630,000                   1,669,935
Foundation Re II Ltd. Catastrophe Linked Nts., 12.87%,
1/8/09 (1,2)                                                              926,000                     926,232
Foundation Re Ltd. Catastrophe Linked Nts., 7.17%,
11/24/08 (1,5)                                                          1,000,000                     977,800
Fusion 2007 Ltd. Catastrophe Linked Nts., 9.07%, 5/19/09
(1,2)                                                                   2,600,000                   2,603,380
GlobeCat Ltd. Catastrophe Linked Nts., 7.01%, 12/30/08 (1)              2,150,000                   2,151,183
Goldman Sachs & Co., Turkey (Republic of) Credit Linked
Nts., 14.802%, 3/29/17 (2,13)                                          21,980,000 TRY               2,915,731
Goldman Sachs Capital Markets LP, Colombia (Republic of)
Credit Linked Nts., 10.476%, 2/8/37 (2,13)                         63,720,800,000 COP                 828,470
Goldman Sachs International, Russian Federation Total
Return Linked Nts., 8%, 5/13/09 (1)                                    84,500,000 RUR               3,538,593
Hallertau SPC 2007-01, Philippines (Republic of) Credit
Linked Nts., 6.42%, 12/20/17 (1,5)                                     14,290,000                  13,381,156
ING Bank NV, Ukraine (Republic of) Credit Linked Nts.,
Series 725, 11.89%, 12/30/09 (5)                                        4,689,000 UAH               1,001,437
JPMorgan Chase Bank NA:
Argentina (Republic of) Credit Linked Nts., 11.942%,
12/19/11 (1,5,21)                                                       4,355,000 ARP               3,501,127
Brazil (Federal Republic of) Credit Linked Nts., 14.35%,
2/20/12 (5)                                                             5,770,000 BRR               2,889,768
Brazil (Federal Republic of) Credit Linked Nts.,
15.326%, 1/2/15 (13)                                                   10,948,600 BRR               2,663,420
Brazil (Federal Republic of) Credit Linked Nts., 2.731%,
11/30/12 (2,13)                                                         4,550,000 ARP               1,331,697
Brazil (Federal Republic of) Credit Linked Nts., 6%,
5/16/45 (5)                                                             1,445,000 BRR               1,269,001
Brazil (Federal Republic of) Credit Linked Nts., Series
III, 12.184%, 1/2/15 (5,13)                                             5,245,000 BRR               1,275,929
Colombia (Republic of) Credit Linked Bonds, 10.19%,
1/5/16 (2,13)                                                      20,100,000,000 COP               4,287,810
Colombia (Republic of) Credit Linked Bonds, 10.218%,
10/31/16 (5,13)                                                    12,177,000,000 COP               2,345,530
Colombia (Republic of) Credit Linked Bonds, Series A,
10.218%, 10/31/16 (5,13)                                           12,125,000,000 COP               2,335,514
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15
(2,13)                                                                  3,470,000 PEN                 736,696
Swaziland (Kingdom of) Credit Linked Nts., 7.25%,
6/20/10 (2)                                                             1,120,000                   1,192,800
Lakeside Re Ltd. Catastrophe Linked Nts., 9.196%,
12/31/09 (1,2)                                                          2,000,000                   2,083,000

                     28 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
Lehman Brothers International, Romania (Republic of)
Total Return Linked Nts., 7.90%, 2/9/10                                   821,400 RON        $        344,657
Lehman Brothers Special Financing, Inc.:
Microvest Capital Management LLC Credit Linked Nts.,
7.55%, 5/24/12 (5)                                                      8,650,000                   8,650,000
Romania (Republic of) Total Return Linked Nts., 6.50%,
3/9/10                                                                  2,228,300 RON                 905,156
Romania (Republic of) Total Return Linked Nts., 7.25%,
4/19/10                                                                   213,000 RON                  93,356
Romania (Republic of) Total Return Linked Nts., 7.75%,
4/21/08                                                                   199,000 RON                  90,357
Romania (Republic of) Total Return Linked Nts., 7.75%,
4/21/08                                                                   512,000 RON                 232,477
Medquake Ltd. Catastrophe Linked Nts., 8.165%, 5/31/10
(1,2)                                                                   1,250,000                   1,253,625
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 (5)        1,784,000,000 COP                 829,165
Renaissance Capital International Services Ltd. Total
Return Linked Nts., 10.50%, 10/7/08                                    80,000,000 RUR               3,336,688
Midori Ltd. Catastrophe Linked Nts., 7.008%, 10/24/12
(1,2)                                                                   1,600,000                   1,614,240
Morgan Stanley, Russian Federation Total Return Linked
Securities, Series 007, Cl. VR, 5%, 8/22/34                           102,628,729 RUR               3,563,998
Morgan Stanley & Co. International Ltd./Red Arrow
International Leasing plc, Total Return Linked Nts.,
Series A, 8.375%, 6/30/12 (5)                                          25,257,097 RUR               1,080,312
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%,
6/6/08                                                                482,000,000 KZT               3,961,334
Brazil (Federal Republic of) Linked Nts., 7.375%, 1/5/22
(2,13)                                                                 28,914,000 BRR               2,488,183
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%,
8/4/16 (5)                                                              5,793,682 BRR               4,008,395
Brazil (Federal Republic of) Total Return Nts., 8/2/10                  4,920,263 BRR               2,322,623
Eurokommerz Total Return Linked Nts., Series 1, 12.89%,
10/19/09 (1)                                                          319,000,000 RUR              13,622,913
Russian Federation Total Return Linked Nts., 12.89%,
10/19/09 (1)                                                          179,000,000 RUR               7,644,189
Ukraine (Republic of) Credit Linked Nts., 6.653%,
10/15/17 (1,2)                                                          8,300,000                   7,934,800
Ukraine (Republic of) Credit Linked Nts., Series 2,
5.728%, 10/15/17 (1,5)                                                  6,800,000                   6,653,800
United Mexican States Credit Linked Nts., 5.64%,
11/20/15 (2)                                                            2,000,000                   2,011,200
WTI Trading Ltd. Total Return Linked Nts., Series A,
13.50%, 2/9/09 (5)                                                      3,630,000                   3,448,500
WTI Trading Ltd. Total Return Linked Nts., Series B,
13.50%, 2/9/09 (5)                                                      4,850,000                   4,607,500
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I,
Cl. A, 14.965%, 6/21/10 (1,2)                                           2,290,000                   2,302,366
Osiris Capital plc Catastrophe Linked Combined Mortality
Index Nts., Series D, 9.258%, 1/15/10 (1,2)                               890,000                     897,921
Redwood Capital X Ltd. Catastrophe Linked Nts., Series
C, 9.58%, 1/9/09 (1,5)                                                    360,000                     360,522
Residential Reinsurance Ltd. Catastrophe Linked Nts.:
Series B, 11.526%, 6/6/08 (1,5)                                         1,300,000                   1,299,610
Series CL3, 15.326%, 6/7/10 (1,2)                                       1,000,000                   1,015,650

                     29 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
Successor Euro Wind Ltd. Catastrophe Linked Nts.:
Cl. A-I, 8.258%, 6/6/08 (1,2)                                    $      1,040,000            $      1,045,928
Cl. A-I, 20.508%, 6/6/08 (1,2)                                          1,700,000                   1,729,410
Successor Japan Quake Ltd. Catastrophe Linked Nts., Cl.
A-I, 7.258%, 6/6/08 (1,2)                                               2,450,000                   2,454,655
UBS AG:
Egypt (The Arab Republic of) Credit Linked Nts., 7.449%,
11/26/08 (5,11,13)                                                     13,930,000 EGP               2,428,945
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11 (2)            1,222,052 GHS               1,249,580
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 11.514%,
6/5/09 (1,2)                                                            1,550,000                   1,571,855
Willow Re Ltd. Catastrophe Linked Nts., 8.369%, 6/16/10
(1,2)                                                                   2,480,000                   2,512,674
                                                                                             ----------------
Total Structured Securities (Cost $304,131,481)                                                   315,265,810


                                                                     SHARES
                                                                 ----------------
INVESTMENT COMPANIES--18.5%
Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% (22,23)                                                         603,203,454                 603,203,454
Oppenheimer Master Loan Fund, LLC  (3,22)                              14,194,313                 134,007,946
                                                                                             ----------------
Total Investment Companies (Cost $746,777,589)                                                    737,211,400
                                                                                             ----------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS
PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(COST $3,989,321,514)                                                                           4,041,460,925

                                                                    PRINCIPAL
                                                                      AMOUNT                       VALUE
                                                                 ----------------            ----------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--2.2% (6)
Metropolitan Life Global Funding, 2.59%, 4/22/08                 $        750,000                     750,000
Undivided interest of 0.18% in joint repurchase
agreement (Principal Amount/Value $7,000,000,000 with a
maturity value of $7,000,486,111) with Barclays Capital,
2.50%, dated 3/31/08, to be repurchased at $12,465,475
on 4/1/08, collateralized by U.S. Agency Mortgages,
0%-6.40%, 3/1/28-3/1/38, with a value of $7,140,000,000                12,464,609                  12,464,609
Undivided interest of 1.14% in joint repurchase agreement
(Principal Amount/Value $6,600,000,000 with a maturity value of $6,6 00,577,500) with Barclays Capital, 3.15%, dated
3/31/08, to be repurchased at $75,006,563 on
4/1/08, collateralized by Private Label CMOs,
0%-6.50%, 6/12/24-9/18/56, with a value of $6,930,000,000              75,000,000                  75,000,000
                                                                                             ----------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $88,214,609)                                                               88,214,609


TOTAL INVESTMENTS, AT VALUE (COST $4,077,536,123)                           103.8%              4,129,675,534
LIABILITIES IN EXCESS OF OTHER ASSETS                                        (3.8)               (150,137,749)
                                                                 ----------------            ----------------
NET ASSETS                                                                  100.0%           $  3,979,537,785
                                                                 ================            ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

                     30 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

ARP         Argentine Peso
AUD         Australian Dollar
BRR         Brazilian Real
CAD         Canadian Dollar
COP         Colombian Peso
DKK         Danish Krone
DOP         Dominican Republic Peso
EGP         Egyptian Pounds
EUR         Euro
GBP         British Pound Sterling
GHS         Ghana Cedi
IDR         Indonesia Rupiah
ILS         Israeli Shekel
JPY         Japanese Yen
KZT         Kazakhstan Tenge
MXN         Mexican Nuevo Peso
MYR         Malaysian Ringgit
NGN         Nigeria Naira
PEN         Peruvian New Sol
PHP         Philippines Peso
PLZ         Polish Zloty
RON         New Romanian Leu
RUR         Russian Ruble
TRY         New Turkish Lira
UAH         Ukraine Hryvnia
UYU         Uruguay Peso
VND         Vietnam Dong
ZMK         Zambian Kwacha

----------------

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $221,505,162 or 5.56% of the Fund's net assets as of March 31, 2008.

3.    Non-income producing security.

4.    Issue is in default. See accompanying Notes.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2008 was $238,679,700, which represents 6% of the Fund's net assets, of which $1,395,316 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                    ACQUISITION                                UNREALIZED
SECURITY                                                                DATE          COST         VALUE      APPRECIATION
-----------------------------------------------------------------   ------------    ----------   ----------   ------------
Deutsche Bank AG, Opic Reforma Credit Linked Nts., 9.94%, 10/3/15     12/27/07      $1,364,764   $1,395,316     $30,552

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $36,745,321. See accompanying Notes.

8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $24,880,261 or 0.62% of the Fund's net assets as of March 31, 2008.

9. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $224,956 or 0.01% of the Fund's net assets as of March 31, 2008.

10. All or a portion of the security was segregated by the Fund in the amount of $56,562,000, which represented 152.14% of the market value of securities sold short. See accompanying Notes.

11. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See accompanying Notes.

12.   Partial or fully-loaned security. See accompanying Notes.

13.   Zero coupon bond reflects effective yield on the date of purchase.

14. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

15. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

                    31 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

16. A sufficient amount of liquid assets has been designated to cover outstanding written put options.

17. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

18. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

19. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

20.   Interest or dividend is paid-in-kind, when applicable.

21. Represents the current interest rate on a security whose interest rate is linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. See accompanying Notes.

22. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                  SHARES          GROSS         GROSS            SHARES
                                           DECEMBER 31,2007     ADDITIONS     REDUCTIONS     MARCH 31, 2008
----------------------------------------   ----------------   ------------   ------------    --------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                     587,306,313    740,404,332    724,507,191       603,203,454

Oppenheimer Master Loan Fund, LLC                14,194,313            --             --         14,194,313

                                                                              DIVIDEND         REALIZED
                                                                 VALUE         INCOME            GAIN
-------------------------------------------------------       ------------   ------------    --------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                                   $603,203,454    $ 6,226,995        $       --

Oppenheimer Master Loan Fund, LLC                              134,007,946      2,618,091           630,806
                                                              ------------   ------------    --------------
                                                              $737,211,400    $ 8,845,086       $   630,806
                                                              ============   ============   ===============

23. Rate shown is the 7-day yield as of March 31, 2008.

                                                           Principal Amount
                                                              Sold Short            Value
------------------------------------------------------     ----------------     --------------
MORTGAGE-BACKED OBLIGATIONS SOLD SHORT -- (0.9)%
Federal National Mortgage Assn., 4.50%, 4/1/21 (11)        $     (7,500,000)    $   (7,460,160)
Federal National Mortgage Assn., 5%, 4/1/23 (11)                 (3,562,000)        (3,595,949)
Federal National Mortgage Assn., 5.50%, 4/1/38 (11)             (25,875,000)       (26,121,615)
                                                                                --------------
Total Mortgage-Backed Obligations Sold Short (Proceeds $36,476,306)             $  (37,177,724)
                                                                                ==============

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

VALUATION INPUTS                                    INVESTMENTS IN     OTHER FINANCIAL
                                                      SECURITIES       INSTRUMENTS*
Level 1 - Quoted Prices                             $  791,821,399     $    28,185,887
Level 2 - Other Significant Observable Inputs        3,300,676,411         (20,353,525)
Level 3 - Significant Unobservable Inputs                       --                  --
                                                    --------------     ---------------
    TOTAL                                           $4,092,497,810     $     7,832,362
                                                    ==============     ===============

                    32 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

----------------
* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                                              CONTRACT AMOUNT           EXPIRATION                    UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION                BUY/SELL      (000S)                   DATE            VALUE     APPRECIATION  DEPRECIATION
---------------------------------   --------  ---------------   ---   ---------------   -----------  ------------  ------------
Argentine Peso (ARP)                    Sell           49,150   ARP           4/21/08   $15,472,758      $ 67,493     $      --
Australian Dollar (AUD)                 Sell           19,170   AUD    4/8/08-4/28/08    17,465,323        68,005       215,550
Australian Dollar (AUD)                  Buy           16,751   AUD    4/28/08-5/9/08    15,254,700       117,568        10,076
Brazilian Real Total (BRR)              Sell           36,500   BRR     4/2/08-5/5/08    20,731,307       488,217            --
Brazilian Real Total (BRR)               Buy          225,507   BRR     4/2/08-1/5/10   126,996,575     2,591,193     1,484,105
British Pounds Sterling (GBP)           Sell           20,485   GBP     4/2/08-8/5/08    40,473,917       282,884       204,673
British Pounds Sterling (GBP)            Buy           16,735   GBP    4/10/08-5/9/08    33,168,404       224,655        62,756
Canadian Dollar (CAD)                   Sell           45,930   CAD    4/8/08-4/10/08    44,739,273     1,455,013       124,254
Canadian Dollar (CAD)                    Buy           14,710   CAD    4/25/08-5/9/08    14,323,980            --        45,119
Chilean Peso (CLP)                       Buy       11,218,000   CLP   4/21/08-6/17/08    25,616,642       142,310       108,420
Colombian Peso (COP)                    Sell       37,586,000   COP     5/6/08-6/9/08    20,270,533            --       672,460
Czech Koruna (CZK)                       Buy          428,795   CZK    4/2/08-4/30/08    26,806,171     2,440,893            72
Egyptian Pounds (EGP)                    Buy           20,816   EGP     4/1/08-4/7/08     3,819,870         8,787            --
Euro (EUR)                              Sell          159,240   EUR     4/2/08-8/5/08   251,171,438            --    13,620,638
Euro (EUR)                               Buy           83,055   EUR    4/7/08-6/26/08   130,774,713     4,000,750            --
Hungarian Forint (HUF)                  Sell        4,581,000   HUF   4/21/08-10/2/08    27,338,462        51,917       205,695
Hungarian Forint (HUF)                   Buy        1,998,000   HUF           4/21/08    12,063,658            --        60,128
Indonesia Rupiah (IDR)                   Buy      236,690,000   IDR           5/30/08    25,546,681            --       390,036
Israeli Shekel (ILS)                     Buy           83,680   ILS    4/30/08-5/2/08    23,733,234     1,600,649            --
Japanese Yen (JPY)                      Sell        4,745,950   JPY     4/2/08-8/5/08    47,790,035            --     1,589,953
Japanese Yen (JPY)                       Buy       18,744,000   JPY    4/10/08-5/9/08   188,173,492    15,164,321        49,481
Kuwaiti Dinar (KWD)                      Buy              661   KWD           1/29/09     2,539,769        75,190            --
Malaysian Ringgit (MYR)                  Buy          138,660   MYR   4/10/08-6/17/08    43,326,476       415,355       204,257
Mexican Nuevo Peso (MXN)                Sell          176,050   MXN   4/25/08-5/27/08    16,471,925            --       138,225
Mexican Nuevo Peso (MXN)                 Buy          203,830   MXN           5/27/08    19,009,381       273,284            --
New Taiwan Dollar (TWD)                 Sell          480,000   TWD           4/30/08    15,919,342       242,274            --
New Taiwan Dollar (TWD)                  Buy          216,000   TWD           4/28/08     7,160,128            --       132,735
New Turkish Lira (TRY)                  Sell           46,860   TRY           4/28/08    34,756,108     1,398,468            --
New Zealand Dollar (NZD)                Sell           14,030   NZD    4/8/08-4/28/08    11,000,472       120,357       221,658
New Zealand Dollar (NZD)                 Buy           23,245   NZD           5/14/08    18,134,754       941,144            --
Norwegian Krone (NOK)                   Sell           55,920   NOK           4/28/08    10,955,240            --       403,729
Norwegian Krone (NOK)                    Buy          340,665   NOK   4/10/08-5/14/08    66,775,878     2,012,103            --
Peruvian New Sol (PEN)                   Buy           22,035   PEN           4/18/08     8,042,418       459,856            --
Philippines Peso (PHP)                   Buy        1,625,000   PHP   4/25/08-5/30/08    38,736,213            --     1,014,864

                    33 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

                                              CONTRACT AMOUNT           EXPIRATION                    UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                BUY/SELL      (000S)                   DATE            VALUE     APPRECIATION   DEPRECIATION
---------------------------------   --------  ---------------   ---   ---------------   -----------  ------------   ------------
Polish Zloty (PLZ)                       Buy          101,610   PLZ   4/10/08-10/2/08    45,375,308     2,579,889         33,756
Qatari Riyal (QAR)                       Buy            8,650   QAR           1/29/09     2,442,829            --         22,964
Russian Ruble (RUR)                      Buy          271,430   RUR           8/19/08    11,408,909       540,841             --
Saudi Riyal (SAR)                        Buy            9,110   SAR           1/29/09     2,472,004         4,841             --
Singapore Dollar (SGD)                  Sell           19,640   SGD           4/28/08    14,287,968            --        154,539
Slovak Koruna (SKK)                      Buy          413,530   SKK           4/30/08    20,071,846     1,945,695             --
South Korean Won (KRW)                   Buy       32,008,000   KRW   4/28/08-6/30/08    32,346,759        37,133      1,266,440
Swedish Krona (SEK)                     Sell           67,600   SEK           5/14/08    11,350,163            --        939,602
Swedish Krona (SEK)                      Buy           80,360   SEK           4/10/08    13,517,642     1,083,014             --
Swiss Franc (CHF)                       Sell            9,670   CHF    4/8/08-4/28/08     9,738,453            --        246,252
Swiss Franc (CHF)                        Buy           35,784   CHF    4/10/08-5/9/08    36,034,767     1,668,291            471
Ukraine Hryvnia (UAH)                    Buy           12,850   UAH           1/28/09     2,394,396            --         71,542
Vietnam Dong (VND)                       Buy       39,180,000   VND           1/30/09   393,281,908            --        123,208
United Arab Emirates Dirham (AED)        Buy            8,820   AED           1/29/09     2,462,040            --          5,092
                                                                                                     ------------   ------------
Total unrealized appreciation and depreciation                                                       $ 42,502,390   $ 23,822,750
                                                                                                     ============   ============

FUTURES CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                                                                                                             UNREALIZED
                                                                 NUMBER OF    EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION                                 BUY/SELL    CONTRACTS       DATE          VALUE       (DEPRECIATION)
-------------------------------------------------    --------    ---------    ----------    -----------    --------------
Amsterdam Exchange Index                                  Buy           28       4/18/08     $3,906,411      $    181,458
Australia (Commonwealth of) Bonds, 10 yr.                Sell           69       6/16/08      6,277,852            12,717
CAC-40 10 Index                                          Sell           90       4/18/08      6,696,610          (241,381)
Canada (Government of), 10 yr.                            Buy          191       6/19/08     22,288,450           760,597
DAX Index                                                Sell           81       6/20/08     21,085,691          (565,143)
DAX Index                                                 Buy           15       6/20/08      3,904,758           104,638
Euro-Bundesobligation, 10 yr.                            Sell          500        6/6/08     91,552,075         1,247,849
Euro-Bundesobligation, 10 yr.                             Buy           52        6/6/08      9,521,416          (104,375)
Euro-Schatz                                               Buy        1,328        6/6/08    219,103,961        (1,577,687)
FTSE/JSE Top 40 Index (The)                              Sell          106       6/19/08      3,655,105             3,501
FTSE 100 Index                                           Sell          117       6/20/08     13,255,294          (386,454)
Hang Seng China Enterprises Index (The)                  Sell           46       4/29/08      3,536,302           (23,656)
Japan (Government of) Bonds, 10 yr.                       Buy           41       6/10/08      5,777,348           (17,692)
Japan (Government of) Bonds, 10 yr.                       Buy           24       6/11/08     33,833,066           375,051
Mexican Bola Index                                       Sell          135       6/20/08      3,974,748          (234,178)
NASDAQ 100 Index                                         Sell          367       6/20/08     13,142,270           (23,275)
Nikkei 225 Index                                         Sell           93       6/12/08     11,652,990           (71,777)
Nikkei 225 Index                                          Buy           10       6/12/08      1,253,010           (29,117)
OMXS 30 Index                                            Sell          517       4/25/08      8,094,099          (221,065)
SGX CNX Nifty Index                                      Sell          351       4/24/08      3,309,930           118,275
Standard & Poor's 500 E-Mini Index                       Sell          856       6/20/08     56,667,200        (1,901,652)
Standard & Poor's 500 E-Mini Index                        Buy          116       6/20/08      7,679,200           257,520
Standard & Poor's 500 Index                              Sell           61       6/19/08     20,191,000          (253,335)
Standard & Poor's/MIB Index, 10 yr.                       Buy           15       6/20/08      3,628,219            34,852
Standard & Poor's/Toronto Stock Exchange 60 Index         Buy           53       6/19/08      8,114,842            46,145
U.S. Long Bonds                                           Buy        2,332       6/19/08    277,034,313         4,545,791
U.S. Long Bonds                                          Sell          168       6/19/08     19,957,875          (175,077)

                    34 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                                                                                             UNREALIZED
                                                                 NUMBER OF    EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION                                 BUY/SELL    CONTRACTS          DATE          VALUE    (DEPRECIATION)
-------------------------------------------------    --------    ---------    ----------    -----------    --------------

U.S. Treasury Nts., 2 yr.                                Sell          186       6/30/08     39,926,063          (15,790)
U.S. Treasury Nts., 2 yr.                                 Buy          819       6/30/08    175,803,469           928,501
U.S. Treasury Nts., 5 yr.                                Sell        1,004       6/30/08    114,691,313        (1,421,093)
U.S. Treasury Nts., 5 yr.                                 Buy        5,257       6/30/08    600,530,109         8,952,096
U.S. Treasury Nts., 10 yr.                               Sell        1,111       6/19/08    132,156,922        (4,618,182)
U.S. Treasury Nts., 10 yr.                                Buy        1,489       6/19/08    177,121,203         3,765,394
United Kingdom Long Gilt                                  Buy            9       6/26/08      1,988,013            52,791
                                                                                                           --------------
                                                                                                           $    9,506,247
                                                                                                           ==============

WRITTEN OPTIONS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                                         NUMBER OF     EXERCISE    EXPIRATION    PREMIUMS
DESCRIPTION                     TYPE     CONTRACTS       PRICE        DATE       RECEIVED      VALUE
----------------------------    ----    -----------    --------    ----------    --------    ---------
British Pound Sterling (GBP)    Call        560,000     $1.9925        4/1/08    $  5,523    $     829
British Pound Sterling (GBP)     Put        560,000      1.9925        4/1/08       5,802        5,944
British Pound Sterling (GBP)    Call        615,000      1.9965        4/4/08       6,615        2,108
British Pound Sterling (GBP)     Put        615,000      1.9965        4/4/08       6,615       10,946
British Pound Sterling (GBP)     Put        615,000      1.9845        4/7/08       6,392        7,184
British Pound Sterling (GBP)    Call        615,000      1.9845        4/7/08       6,392        5,635
Euro (EUR)                      Call      2,255,000      1.5585        4/1/08      21,684       47,283
Euro (EUR)                       Put      2,255,000      1.5585        4/1/08      22,141        1,252
Euro (EUR)                      Call      2,070,000      1.5725        4/2/08      20,466       19,069
Euro (EUR)                       Put      2,070,000      1.5725        4/2/08      20,466        7,636
Euro (EUR)                      Call      2,990,000      1.5790        4/3/08      30,735       23,288
Euro (EUR)                       Put      2,990,000      1.5790        4/3/08      30,782       24,150
Euro (EUR)                      Call      2,615,000      1.5805        4/4/08      27,588       19,726
Euro (EUR)                       Put      2,615,000      1.5805        4/4/08      27,588       26,691
Euro (EUR)                      Call      2,540,000      1.5805        4/7/08      25,341       22,662
Euro (EUR)                       Put      2,540,000      1.5805        4/7/08      25,341       29,578
Japanese Yen (JPY)              Call    246,000,000    100.0500        4/1/08      21,760       15,341
Japanese Yen (JPY)               Put    246,000,000    100.0500        4/1/08      21,760        7,166
Japanese Yen (JPY)              Call    235,000,000     99.1500        4/2/08      22,896        9,471
Japanese Yen (JPY)               Put    235,000,000     99.1500        4/2/08      22,256       24,182
Japanese Yen (JPY)              Call    326,000,000     99.3000        4/3/08      29,547       16,398
Japanese Yen (JPY)               Put    326,000,000     99.3000        4/3/08      31,188       31,100
Japanese Yen (JPY)              Call    299,000,000     99.7000        4/4/08      28,565       26,877
Japanese Yen (JPY)               Put    299,000,000     99.7000        4/4/08      28,565       26,444
Japanese Yen (JPY)              Call    275,000,000     99.4500        4/7/08      27,320       27,308
Japanese Yen (JPY)               Put    275,000,000     99.4500        4/7/08      27,320       27,308
                                                                                 --------    ---------
                                                                                 $550,648    $ 465,576
                                                                                 ========    =========

CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                                               BUY/SELL   NOTIONAL
                                                CREDIT     AMOUNT   PAY/RECEIVE                         PREMIUM
SWAP COUNTERPARTY       REFERENCE ENTITY      PROTECTION   (000S)   FIXED RATE    TERMINATION DATE   PAID/(RECEIVED)      VALUE
----------------------  --------------------  ----------  --------  -----------   ----------------   ---------------   ------------
Barclays Bank plc:

                        Beazer Homes USA,
                        Inc.                        Sell  $  1,000       4.7000%           9/20/08   $            --     $ (33,809)

                    35 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                               BUY/SELL   NOTIONAL
                                                CREDIT     AMOUNT   PAY/RECEIVE                        PREMIUM
SWAP COUNTERPARTY       REFERENCE ENTITY      PROTECTION   (000S)   FIXED RATE   TERMINATION DATE   PAID/(RECEIVED)      VALUE
----------------------  --------------------  ----------  --------  -----------  ----------------   ---------------   ------------
                        Citigroup, Inc.             Sell     6,550       3.2500           9/20/08                --       (365,876)
                        Six Flags, Inc.             Sell       780       7.0000           9/20/08                --        (69,523)
                        The Bear Stearns
                        Cos., Inc.                  Sell     1,360      14.0000           9/20/08                --         75,536
                        The Mosaic Co.              Sell       490       1.5000           9/20/12                --         12,299
Citibank NA, New York:
                        Amkor Technology,
                        Inc.                        Sell       335       2.0500           9/20/08                --           (579)
                        Cablevision Systems
                        Corp.                       Sell       100       3.1000          12/20/10                --         (5,254)
                        Capmark Financial
                        Group, Inc.                 Sell     2,480       7.1250          12/20/12                --       (509,040)
                        Capmark Financial
                        Group, Inc.                 Sell     1,620       9.7000          12/20/12                --       (220,958)
                        Capmark Financial
                        Group, Inc.                 Sell     1,350       9.7500          12/20/12                --       (182,327)
                        Ford Motor Credit
                        Co.                         Sell     1,800       2.3200           3/20/12                --       (384,257)
                        Intelsat Ltd.               Sell       415       4.3000          12/20/08                --        (10,495)
                        Intelsat Ltd.               Sell       430       5.0000           3/20/09                --         (3,355)
                        Nalco Co.                   Sell       595       3.6000           9/20/12                --         (6,896)
                        Nortel Networks
                        Corp.                       Sell     1,120       1.8900           9/20/08                --            329
                        Pakistan                    Sell     1,570       5.1000           3/20/13                --         18,696
                        Reliant Energy, Inc.        Sell       500       2.4500           9/20/11                --        (35,229)
                        Reliant Energy, Inc.        Sell     1,200       2.6000           9/20/11                --        (79,238)
                        Republic of Hungary          Buy     2,300       0.4000          12/20/15                --        244,154
                        Russian Federation          Sell    10,000       0.3600           1/20/11                --       (126,680)
                        Tribune Co.                 Sell       520       5.0000           3/20/10          (171,600)      (215,234)
                        Tribune Co.                 Sell       520       7.6000           9/20/08                --        (51,948)
                        Tribune Co.                 Sell       740       7.5000           9/20/08                --        (74,261)
                        Tribune Co.                 Sell       435       5.0000           3/20/10          (139,200)      (180,051)
                        Tribune Co.                 Sell       460       5.0000           3/20/10          (150,650)      (190,399)
                        Tribune Co.                 Sell       475       5.0000           3/20/10          (166,250)      (196,608)
                        Univision
                        Communications, Inc.        Sell       468       1.1000           6/20/08                --        (15,339)
Credit Suisse
International:
                        Aramark Corp.               Sell       690       6.0000           3/20/13                --          2,608

                    36 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                               BUY/SELL   NOTIONAL
                                                CREDIT     AMOUNT   PAY/RECEIVE                        PREMIUM
SWAP COUNTERPARTY       REFERENCE ENTITY      PROTECTION   (000S)   FIXED RATE   TERMINATION DATE   PAID/(RECEIVED)      VALUE
----------------------  --------------------  ----------  --------  -----------  ----------------   ---------------   ------------
                        ArvinMeritor, Inc.          Sell       995       1.4000           9/20/08                --        (25,346)
                        ArvinMeritor, Inc.          Sell     1,420       1.6000           9/20/08                --        (34,770)
                        Capmark Financial
                        Group, Inc.                 Sell       790       5.2000          12/20/12                --       (202,824)
                        Capmark Financial
                        Group, Inc.                 Sell       415       6.2500          12/20/12                --        (94,893)
                        CDX.NA.HY.8 Index           Sell     2,876       2.7500           6/20/12          (144,826)      (289,083)
                        CenturyTel, Inc.             Buy     1,540       0.3775           9/20/12                --         63,254
                        Charter
                        Communications
                        Holdings LLC                 Buy       235       7.0000           9/20/10                --        103,097
                        Charter
                        Communications
                        Holdings LLC                Sell       235       5.0000           9/20/17           (47,000)      (143,710)
                        Charter
                        Communications
                        Holdings LLC                 Buy       285       5.0000           9/20/10            18,169        131,127
                        Charter
                        Communications
                        Holdings LLC                Sell       285       5.0000           9/20/17           (57,000)      (174,286)
                        Dean Foods Co.              Sell       515       1.0200           6/20/11                --        (68,123)
                        Dean Foods Co.              Sell       475       1.0000           6/20/11                --        (63,088)
                        Development Bank of
                        Kazakhstan                  Sell     8,170       3.7500           2/20/13                --         50,417
                        Dow Jones
                        CDX.NA.HY.7 Index           Sell     1,267       3.2500          12/20/11            47,467        (79,727)
                        El Paso Corp.               Sell       435       2.8000           3/20/18                --        (10,079)
                        Ford Motor Credit
                        Co.                         Sell     3,750       2.3850           3/20/12                --       (793,661)
                        Ford Motor Credit
                        Co.                         Sell     1,150       2.5500           3/20/12                --       (238,039)
                        Freescale
                        Semiconductor, Inc.         Sell       980       5.0000           3/20/13          (178,850)      (214,949)
                        GMAC LLC                    Sell     1,690       1.3900           3/20/17                --       (535,671)
                        GMAC LLC                    Sell     3,205       5.0000           3/20/09          (464,725)      (307,895)
                        Harrah's Operating
                        Co., Inc.                   Sell     1,275       5.0000           3/20/10           (81,281)       (73,686)
                        Intelsat Ltd.               Sell       425       4.4000           3/20/09                --         (5,774)
                        Intelsat Ltd.               Sell        50       5.7500           3/20/09                --            (29)
                        iStar Financial,
                        Inc.                        Sell       100       4.0000          12/20/12                --        (13,307)
                        iStar Financial,
                        Inc.                        Sell       765       4.1500          12/20/12                --       (101,798)
                        iStar Financial,
                        Inc.                        Sell       410      12.0000           3/20/09                --         (5,915)

                    37 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                               BUY/SELL   NOTIONAL
                                                CREDIT     AMOUNT   PAY/RECEIVE                        PREMIUM
SWAP COUNTERPARTY       REFERENCE ENTITY      PROTECTION   (000S)   FIXED RATE    TERMINATION DATE  PAID/(RECEIVED)      VALUE
----------------------  --------------------  ----------  --------  -----------   ----------------  ---------------   ------------
                        Joint Stock Co.
                        "Halyk Bank of
                        Kazakhstan"                 Sell     1,600       4.9500            3/20/13               --         11,810
                        Massey Energy Co.           Sell       605       5.0000            3/20/13               --         11,588
                        Massey Energy Co.           Sell       215       5.0000            3/20/13               --          4,118
                        NJSC Naftogaz               Sell     2,570       3.2500            4/20/11               --       (201,961)
                        Republic of Turkey           Buy     2,590       2.9850            4/20/13               --            896
                        Rite Aid Corp.              Sell        10       7.5000            3/20/09               --           (139)
                        Smithfield Foods,
                        Inc.                        Sell       865       1.4900            3/20/12               --        (88,329)
                        Tenet Healthcare
                        Corp.                       Sell     1,365       4.0500           12/20/08               --         11,936
                        Toys "R" Us, Inc.           Sell       995       2.8000            9/20/08               --        (27,438)
                        Tribune Co.                 Sell       370       6.3500           12/20/08               --        (45,660)
                        TXU Corp.                   Sell       940       1.5300            6/20/11               --       (120,173)
                        TXU Corp.                   Sell       490       1.6100            6/20/11               --        (61,595)
                        Univision
                        Communications, Inc.        Sell       535      14.6000            3/20/09               --          5,681
Deutsche Bank AG:
                        ABX.HE.AA.06-2 Index        Sell       720       0.1700            5/25/46          (86,393)      (418,238)
                        ABX.HE.AAA.06-2
                        Index                       Sell     1,720       0.1100            5/25/46          (85,989)      (422,462)
                        ABX.HE.AAA.06-2
                        Index                       Sell     1,720       0.1100            5/25/46          (85,974)      (422,462)
                        CDX.NA.HY.9 Index           Sell     7,588       3.7500           12/20/12           15,170       (822,049)
                        CenturyTel, Inc.             Buy     1,595       0.4250            9/20/12               --         62,436
                        Countrywide Home
                        Loans, Inc.                 Sell     6,540       2.5500            9/20/08               --       (114,587)
                        Countrywide Home
                        Loans, Inc.                 Sell     1,305       8.5000           12/20/08               --          8,253
                        Countrywide Home
                        Loans, Inc.                 Sell     2,990       9.0000           12/20/08               --         29,685
                        Countrywide Home
                        Loans, Inc.                 Sell     2,990       9.7500           12/20/08               --         45,852
                        CVRD Inco Ltd.               Buy       995       0.6300            3/20/17               --         45,231
                        Dow Jones
                        CDX.NA.HY.7 Index           Sell     3,579       3.2500           12/20/11          134,056       (220,267)
                        Ford Motor Co.              Sell     2,065       6.0000           12/20/16               --       (305,062)
                        Ford Motor Co.              Sell     3,180       5.8500           12/20/16               --       (647,766)
                        Ford Motor Co.              Sell     2,540       5.8000           12/20/16               --       (522,392)
                        Ford Motor Credit
                        Co.                         Sell     2,760       2.3900            3/20/12               --       (583,746)
                        Ford Motor Credit
                        Co.                         Sell     1,300       2.3400            3/20/12               --       (276,786)

                    38 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                               BUY/SELL   NOTIONAL
                                                CREDIT     AMOUNT   PAY/RECEIVE                        PREMIUM
SWAP COUNTERPARTY       REFERENCE ENTITY      PROTECTION   (000S)   FIXED RATE    TERMINATION DATE  PAID/(RECEIVED)      VALUE
----------------------  --------------------  ----------  --------  -----------   ----------------  ---------------   ------------
                        Freescale
                        Semiconductor, Inc.         Sell       195       5.0000            3/20/13          (34,613)       (34,971)
                        Freescale
                        Semiconductor, Inc.         Sell       315       5.0000            3/20/13          (59,850)       (61,741)
                        General Motors Corp.        Sell     1,650       4.7500           12/20/16               --       (315,992)
                        General Motors Corp.        Sell     2,035       4.6800           12/20/16               --       (395,899)
                        GMAC LLC                    Sell     1,750       1.3700            3/20/17               --       (556,693)
                        Intelsat Ltd.               Sell       175       4.4000            3/20/09               --         (2,378)
                        Intelsat Ltd.               Sell       430       4.7500            3/20/09               --         (4,391)
                        Intelsat Ltd.               Sell       260       5.0000            3/20/09               --         (2,029)
                        iStar Financial,
                        Inc.                        Sell     2,085       2.9250           12/20/08               --       (163,103)
                        iStar Financial,
                        Inc.                        Sell     1,215       3.0000           12/20/08               --        (94,414)
                        iStar Financial,
                        Inc.                        Sell     1,790       5.8500           12/20/08               --       (103,725)
                        iStar Financial, Inc.
                        iStar Financial,
                        Inc.                        Sell       560       4.3200           12/20/12               --        (74,519)
                        iStar Financial,
                        Inc.                        Sell       770       4.5000           12/20/12               --       (102,463)
                        iStar Financial,
                        Inc.                        Sell       935       4.0000           12/20/12               --       (124,420)
                        iStar Financial,
                        Inc.                        Sell     1,015      12.0000            3/20/09               --        (14,643)
                        Lehman Brothers
                        Holdings, Inc.              Sell     1,380       2.0700            3/20/09               --        (36,718)
                        Republic of Peru             Buy     1,900       1.7100           12/20/16               --          7,948
                        Republic of Peru            Sell       405       1.3200            4/20/17               --        (21,270)
                        Republic of Peru            Sell       440       1.5000            4/20/17               --        (17,464)
                        Vale Overseas Ltd.          Sell       995       1.0500            3/20/17               --        (93,082)
                        Washington Mutual,
                        Inc.                        Sell       415       4.5000           12/20/08               --         (8,786)
Goldman Sachs Capital
Markets LP:
                        CMBX.NA.AJ.3 Index          Sell     1,500       1.4700           12/13/49         (184,417)      (272,475)
                        CMBX.NA.AJ.4 Index          Sell     1,500       0.9600            2/17/51         (258,710)      (324,371)
                        General Motors Corp.        Sell     1,650       4.9500           12/20/16               --       (301,688)
Goldman Sachs
International:
                        ABX.HE.AA.06-2 Index        Sell       240       0.1700            5/25/46          (19,774)      (139,193)
                        ABX.HE.AA.06-2 Index        Sell       970       0.1700            5/25/46         (383,127)      (562,573)
                        Abx.He.AAA.06-2
                        Index                       Sell     1,000       0.1100            5/25/46         (110,607)      (249,982)

                    39 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                               BUY/SELL   NOTIONAL
                                                CREDIT     AMOUNT   PAY/RECEIVE                        PREMIUM
SWAP COUNTERPARTY       REFERENCE ENTITY      PROTECTION   (000S)   FIXED RATE    TERMINATION DATE  PAID/(RECEIVED)      VALUE
----------------------  --------------------  ----------  --------  -----------   ----------------  ---------------   ------------
                        Amkor Technology,
                        Inc.                        Sell       395       2.6500            9/20/08               --            507
                        ArvinMeritor, Inc.          Sell     1,025       1.6000            9/20/08               --        (25,098)
                        Beazer Homes USA,
                        Inc.                        Sell       940       2.5000            6/20/08               --        (19,503)
                        Beazer Homes USA,
                        Inc.                        Sell     1,300       2.6500            9/20/08               --        (52,320)
                        Beazer Homes USA,
                        Inc.                        Sell     1,000       4.8000            9/20/08               --        (29,809)
                        CMBX.NA.A.1 Index           Sell     5,290       0.3500           10/12/52               --     (1,099,145)
                        CMBX.NA.AAA.3 Index         Sell    13,230       0.0800           12/13/49       (1,872,061)    (1,287,033)
                        First Data Corp.            Sell       230       3.0000            9/20/08               --          (274)
                        GMAC LLC                    Sell       850       1.3900            3/20/17               --       (269,420)
                        GMAC LLC                    Sell     1,040       1.3900            3/20/17               --       (329,644)
                        GMAC LLC                    Sell     1,200       1.3700            3/20/17               --       (381,732)
                        GMAC LLC                    Sell     2,190       1.3900            3/20/17               --       (694,153)
                        iStar Financial,
                        Inc.                        Sell     2,060       3.9500           12/20/12               --       (274,122)
                        K. Hovnanian
                        Enterprises, Inc.           Sell     2,950       2.0000            6/20/08               --       (101,569)
                        K. Hovnanian
                        Enterprises, Inc.           Sell     1,875       2.0000            6/20/08               --        (64,556)
                        K. Hovnanian
                        Enterprises, Inc.           Sell     1,880       1.8000            6/20/08               --        (65,657)
                        Lennar Corp.                Sell       550       2.9000           12/20/08               --        (15,056)
                        Morgan Stanley              Sell     1,190       1.5000            9/20/08               --          4,611
                        Nalco Co.                   Sell       660       3.7000            9/20/12               --         (5,199)
                        Rite Aid Corp.              Sell        55       8.0600            3/20/09               --           (476)
                        Standard Pacific
                        Corp.                       Sell     5,450       2.2000            6/20/08               --        (98,264)
                        Univision
                        Communications, Inc.        Sell       510       5.0000            6/20/09          (51,000)        (4,684)
JPMorgan Chase Bank
NA, NY Branch:
                        CDX.NA.HY.8 Index           Sell     3,460       2.7500            6/20/12         (174,240)      (362,728)
                        CDX.NA.HY.9 Index           Sell     6,390       3.7500           12/20/12           (6,724)      (703,666)
                        CMBX.NA.AJ.3 Index          Sell       700       1.4700           12/13/49          (83,920)      (117,040)
                        CMBX.NA.AJ.3 Index          Sell     5,800       1.4700           12/13/49       (1,282,806)      (969,762)
                        CMBX.NA.AJ.4 Index          Sell       700       0.9600            2/17/51         (118,552)      (146,038)
                        Dean Foods Co.              Sell       915       1.0300            6/20/11               --       (120,786)
                        Dean Foods Co.              Sell       915       1.0600            6/20/11               --       (120,045)

                    40 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                               BUY/SELL   NOTIONAL
                                                CREDIT     AMOUNT   PAY/RECEIVE                         PREMIUM
SWAP COUNTERPARTY       REFERENCE ENTITY      PROTECTION   (000S)   FIXED RATE    TERMINATION DATE   PAID/(RECEIVED)      VALUE
----------------------  --------------------  ----------  --------  -----------   ----------------   ---------------   ------------
                        Dean Foods Co.              Sell       500       1.0500            6/20/11                --        (65,734)
                        Dean Foods Co.              Sell     1,250       1.0800            6/20/11                --       (163,321)
                        Dole Food Co., Inc.         Sell     1,155       2.3800            9/20/08                --        (57,012)
                        Ford Motor Co.              Sell     2,065       6.0000           12/20/16                --       (408,463)
                        General Motors Corp.        Sell     2,545       4.7500           12/20/16                --       (487,393)
                        Lehman Brothers
                        Holdings, Inc.              Sell     3,710       1.5500            9/20/08                --        (91,759)
                        Merrill Lynch &
                        Co., Inc.                   Sell     3,710       0.8000            9/20/08                --          2,664
                        Morgan Stanley              Sell     1,195       0.7500            9/20/08                --            103
                        Morgan Stanley              Sell     3,265       0.7500            9/20/08                --            281
                        Rite Aid Corp.              Sell     1,135       1.4000            9/20/08                --        (49,099)
                        The Mosaic Co.              Sell       500       1.5000            9/20/12                --          12,550
                        Toys "R" Us, Inc.           Sell       510       1.9200            9/20/08                --        (16,264)
Lehman Brothers
Special Financing,
Inc.:
                        ABX.HE.AA.06-2 Index        Sell       180       0.1700            5/25/46           (44,090)      (104,247)
                        ABX.HE.AA.06-2 Index        Sell     1,450       0.1700            5/25/46          (938,759)      (839,766)
                        Amkor Technology,
                        Inc.                        Sell       650       2.5000            9/20/08                --            345
                        Aramark Corp.               Sell       475       6.0000            3/20/13                --          1,796
                        ArvinMeritor, Inc.          Sell     1,025       1.1500            9/20/08                --        (27,375)
                        ArvinMeritor, Inc.          Sell     1,260       2.2000            9/20/08                --         (8,334)
                        ArvinMeritor, Inc.          Sell       840       3.0000            9/20/08                --        (14,762)
                        Beazer Homes USA,
                        Inc.                        Sell     1,900       2.6500            6/20/08                --        (38,711)
                        Beazer Homes USA,
                        Inc.                        Sell       465       2.3300            6/20/08                --         (9,845)
                        Beazer Homes USA,
                        Inc.                        Sell     1,600       5.4000            9/20/08                --        (43,035)
                        Cablevision Systems
                        Corp.                       Sell       150       3.4000           12/20/10                --         (9,061)
                        Cablevision Systems
                        Corp.                       Sell       590       3.1300           12/20/10                --        (31,461)
                        CDX.NA.HY.8 Index           Sell     4,029       2.7500            6/20/12          (202,906)      (420,927)
                        CDX.NA.HY.8 Index           Sell     2,876       2.7500            6/20/12          (141,195)      (300,441)
                        CDX.NA.HY.9 Index           Sell    12,652       3.7500           12/20/12            41,269     (1,352,039)
                        CenturyTel, Inc.             Buy       780       1.9200            3/20/13                --         (1,143)
                        CenturyTel, Inc.             Buy     2,485       2.0500            3/20/13                --        (17,713)

                    41 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                               BUY/SELL   NOTIONAL
                                                CREDIT     AMOUNT   PAY/RECEIVE                         PREMIUM
SWAP COUNTERPARTY       REFERENCE ENTITY      PROTECTION   (000S)   FIXED RATE    TERMINATION DATE   PAID/(RECEIVED)      VALUE
----------------------  --------------------  ----------  --------  -----------   ----------------   ---------------   ------------
                        CenturyTel, Inc.             Buy     1,210       2.0500            3/20/13                --         (8,625)
                        Charter
                        Communications
                        Holdings LLC                Sell       595       5.0000            9/20/12           (89,250)      (340,074)
                        Charter
                        Communications
                        Holdings LLC                 Buy       595       7.2500            9/20/10                --        259,442
                        Charter
                        Communications
                        Holdings LLC                Sell       595       5.0000            9/20/12           (95,200)      (340,074)
                        Charter
                        Communications
                        Holdings LLC                 Buy       595       7.6000            9/20/10                --        257,216
                        CMBX.NA.A.1
                        Index                       Sell     5,270       0.3500           10/12/52                --       (993,314)
                        CMBX.NA.AAA.3
                        Index                       Sell    13,180       0.0800           12/13/49        (1,424,246)    (1,320,303)
                        CMBX.NA.AJ.3
                        Index                       Sell     2,050       1.4700           12/13/49          (289,240)      (343,224)
                        CMBX.NA.AJ.4
                        Index                       Sell     2,050       0.9600            2/17/51          (390,331)      (426,633)
                        CSC Holdings, Inc.          Sell       470       5.6000            3/20/13                --          8,000
                        Dillard's, Inc.             Sell       675       2.2500           12/20/08                --          7,520
                        Dillard's, Inc.             Sell     1,965       2.2500           12/20/08                --         21,892
                        Dole Food Co., Inc.         Sell     1,305       3.2000            9/20/08                --        (59,255)
                        Dole Food Co., Inc.         Sell       900       5.2500            9/20/08                --        (31,967)
                        First Data Corp.            Sell     1,145       2.7500            9/20/08                --         (4,133)
                        First Data Corp.            Sell     1,145       3.5000            9/20/08                --            158
                        First Data Corp.            Sell       689       3.0000            9/20/08                --         (1,626)
                        First Data Corp.            Sell       700       3.0000            9/20/08                --         (1,652)
                        Freescale
                        Semiconductor, Inc.         Sell       370       5.0000            3/20/13           (69,375)       (62,457)
                        GMAC LLC                    Sell       850       1.4000            3/20/17                --       (268,934)
                        GMAC LLC                    Sell       970       1.4000            3/20/17                --       (306,901)
                        JSC "Gazprom"                Buy     2,645       2.1500            2/20/11                --         (8,829)
                        K. Hovnanian
                        Enterprises, Inc.           Sell     2,880       4.2200            9/20/08                --       (147,516)
                        Lennar Corp.                Sell     2,220       2.9000           12/20/08                --        (60,773)
                        MBIA, Inc.                  Sell     6,515       1.9500            9/20/08                --       (410,999)
                        Nalco Co.                   Sell       355       3.4000            9/20/12                --         (6,750)
                        Nortel Networks
                        Corp.                       Sell       560       1.8500            9/20/08                --             52
                        Owens-Illinois, Inc.        Sell       875       3.2000            3/20/13                --          2,688
                        Owens-Illinois, Inc.        Sell       915       3.4100            3/20/13                --         10,783

                    42 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                               BUY/SELL   NOTIONAL
                                                CREDIT     AMOUNT   PAY/RECEIVE                         PREMIUM
SWAP COUNTERPARTY       REFERENCE ENTITY      PROTECTION   (000S)   FIXED RATE    TERMINATION DATE   PAID/(RECEIVED)      VALUE
----------------------  --------------------  ----------  --------  -----------   ----------------   ---------------   ------------
                        Owens-Illinois, Inc.        Sell     1,030       3.4600            3/20/13                --         14,275
                        Reliant Energy, Inc.        Sell       455       2.5000            9/20/11                --        (31,387)
                        Rite Aid Corp.              Sell       500       1.3500            9/20/08                --        (21,752)
                        Rite Aid Corp.              Sell     1,255       1.3500            9/20/08                --        (54,596)
                        Rite Aid Corp.              Sell        75       1.4500            9/20/08                --         (3,226)
                        Six Flags, Inc.             Sell     2,350       5.2200            9/20/08                --       (228,627)
                        Six Flags, Inc.             Sell       370       7.0000            9/20/08                --        (32,979)
                        Six Flags, Inc.             Sell       520       5.0000            9/20/08                --        (51,114)
                        Smithfield Foods,
                        Inc.                        Sell     1,130       1.5800            3/20/12                --       (111,891)
                        Smurfit-Stone
                        Container
                        Enterprises, Inc.           Sell       515       6.7000            6/20/13                --         (4,679)
                        Smurfit-Stone
                        Container
                        Enterprises, Inc.           Sell       420       6.6000            6/20/13                --         (5,368)
                        The Bear Stearns
                        Cos., Inc.                  Sell     3,720       1.6000            9/20/08                --        (24,407)
                        Toys "R" Us, Inc.           Sell       985       1.8500            9/20/08                --        (31,750)
                        Toys "R" Us, Inc.           Sell     1,360       1.9500            9/20/08                --        (43,170)
                        Toys "R" Us, Inc.           Sell       690       4.3000            9/20/08                --        (13,955)
                        Tribune Co.                 Sell       655       5.0000            3/20/10          (196,500)      (271,112)
                        Tribune Co.                 Sell       650       5.0000            3/20/10          (204,750)      (269,042)
                        Tribune Co.                 Sell       595       7.4500            9/20/08                --        (59,845)
                        Tribune Co.                 Sell       375       7.5500            9/20/08                --        (37,548)
                        Tribune Co.                 Sell       150       7.5500            9/20/08                --        (15,019)
                        Tribune Co.                 Sell       215       6.4000           12/20/08                --        (26,462)
                        Tribune Co.                 Sell       445       6.0000           12/20/08                --        (55,928)
                        Tribune Co.                 Sell       730       5.0000            3/20/10          (189,800)      (302,155)
                        Tribune Co.                 Sell       160       5.0000            3/20/10           (52,800)       (66,226)
                        Tribune Co.                 Sell       485       5.0000            3/20/10          (160,050)      (200,747)
                        Tribune Co.                 Sell       415       5.0000            3/20/10          (145,250)      (171,773)
                        Tribune Co.                 Sell       475       5.0000            3/20/10          (161,500)      (196,608)
                        Univision
                        Communications, Inc.        Sell       468       1.1000            6/20/08                --        (15,339)
                        Univision
                        Communications, Inc.        Sell       941       1.1500            6/20/08                --        (30,726)

                    43 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                               BUY/SELL   NOTIONAL
                                                CREDIT     AMOUNT   PAY/RECEIVE                         PREMIUM
SWAP COUNTERPARTY       REFERENCE ENTITY      PROTECTION   (000S)   FIXED RATE    TERMINATION DATE   PAID/(RECEIVED)      VALUE
----------------------  --------------------  ----------  --------  -----------   ----------------   ---------------   ------------
                        Univision
                        Communications, Inc.        Sell     2,079       1.2000            6/20/08                --        (67,626)
                        Univision
                        Communications, Inc.        Sell       460       5.0000            3/20/09           (39,100)       (44,534)
                        Washington Mutual,
                        Inc.                        Sell       965       4.4000           12/20/08                --        (21,127)
                        Washington Mutual,
                        Inc.                        Sell     2,060       5.1500           12/20/08                --        (33,950)
Merrill Lynch
International:
                        El Paso Corp.               Sell       460       2.9000            3/20/18                --         (7,575)
                        El Paso Corp.               Sell     1,175       2.8900            3/20/18                --        (20,137)
                        Ford Motor Co.              Sell     2,450       5.3000           12/20/12                --       (551,052)
                        Freescale
                        Semiconductor, Inc.         Sell       525       5.0000            3/20/13           (97,781)      (109,901)
                        General Motors Corp.        Sell     1,635       4.0500           12/20/12                --       (342,243)
                        Reliant Energy, Inc.        Sell       595       2.0500            9/20/11                --        (48,944)
                        Smurfit-Stone
                        Container
                        Enterprises, Inc.           Sell     1,025       6.7000            6/20/13                --         (9,313)
                        TXU Corp.                   Sell       935       1.5300            6/20/11                --       (119,534)
                        TXU Corp.                   Sell       960       1.5800            6/20/11                --       (121,447)
                        TXU Corp.                   Sell       960       1.5900            6/20/11                --       (121,189)
                        TXU Corp.                   Sell     1,210       1.6200            6/20/11                --       (151,779)
                        TXU Corp.                   Sell     1,405       2.0600            6/20/11                --       (159,711)
Morgan Stanley & Co.    Smithfield Foods,
International Ltd.      Inc.                        Sell       280       1.5100            3/20/12                --        (28,399)

Morgan Stanley
Capital Services,
Inc.:
                        ABX.HE.AA.06-2 Index        Sell       240       0.1700            5/25/46           (19,174)      (138,996)
                        ABX.HE.AA.06-2 Index        Sell       480       0.1700            5/25/46           (47,998)      (277,991)
                        Abx.He.AAA.06-2
                        Index                       Sell     1,535       0.1100            5/25/46          (475,770)      (373,929)
                        Aramark Corp.               Sell       750       5.9200            3/20/13                --            596
                        Capmark Financial
                        Group, Inc.                 Sell       460       7.4000           12/20/12                --        (91,036)
                        Capmark Financial
                        Group, Inc.                 Sell       415       7.1500           12/20/12                --        (84,905)
                        CDX North America
                        Investment Grade
                        Index                       Sell    10,300       3.0000            3/23/13                --       (822,963)

                    44 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

              CDX.NA.HY.9 Index        Sell         5,826       3.7500     12/20/12         (31,264)       (614,023)

              Dean Foods Co.           Sell           920       0.9500      6/20/11               -        (123,434)

              Ford Motor Co.           Sell         2,065       6.1500     12/20/16               -        (396,286)
              Ford Motor Co.           Sell           520       5.9000     12/20/16               -        (104,902)
              General Motors Corp      Sell         1,650       4.9000     12/20/16               -        (305,263)
              General Motors Corp      Sell           420       4.6200     12/20/16               -         (82,801)
              Istanbul Bond Co.
              SA for Finansbank         Buy         5,180       1.3000      3/24/13               -        (342,201)
              iStar Financial,
              Inc.                     Sell           450       4.8600     12/20/12               -         (59,881)
              Joint Stock Co.
              "Halyk Bank of
              Kazakhstan"              Sell         3,200       4.7800      3/20/13               -           2,422
              Joint Stock Co.
              "Halyk Bank of
              Kazakhstan"              Sell         3,200       4.8800      3/20/13               -          14,893

              Lennar Corp.             Sell           410       2.9000     12/20/08               -         (11,224)

              Republic of Peru         Sell         2,330       1.0400      6/20/17               -        (115,717)
              Republic of Turkey        Buy         2,590       2.9800      4/20/13               -           1,437
              Residential Capital
              LLC                      Sell         3,460       6.1700      9/20/08               -      (1,129,988)
              Residential Capital
              LLC                      Sell         1,185       6.2500      9/20/08               -        (385,944)
              Smithfield Foods,
              Inc.                     Sell         1,000       1.7700      3/20/12               -         (93,479)
UBS AG:
              ABX.HE.AAA.06-2
              Index                    Sell         1,035       0.1100      5/25/46        (323,384)       (252,131)
              iStar Financial,
              Inc.                     Sell           410       4.5600     12/20/12               -         (54,558)
              Lehman Brothers
              Holdings, Inc.           Sell         1,490       1.5500      9/20/08               -         (36,852)
              Massey Energy Co.        Sell           360       5.0500      9/20/12               -          11,802
              Massey Energy Co.        Sell           600       5.1000      9/20/12               -          20,774
              Republic of The
              Philippines              Sell         3,095       1.4500      6/20/17               -        (305,863)
              Republic of The
              Philippines              Sell         1,870       2.5000      6/20/17               -         (57,811)
                                                                                       ------------    ------------
                                                                                       $(12,073,721)   $(41,868,139)
                                                                                       ============    ============

                     45 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

INTEREST RATE SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

SWAP                       NOTIONAL                 PAID BY          RECEIVED BY        TERMINATION
COUNTERPARTY                AMOUNT                 THE FUND            THE FUND             DATE         VALUE
-----------------------  -------------          --------------   --------------------   ------------  ------------
Banco Santander Central
Hispano SA:
                                                     Six-Month
                         1,188,000,000    CLP        TNA-Chile                 6.6000%      8/21/17   $     66,674
                            56,000,000    BRR             BZDI                12.2900        1/4/10       (504,086)
                             4,420,000    BRR             BZDI                14.0000        1/3/12         75,289
Citibank NA, London:
                                                     Six-Month
                             1,260,000    PLZ            WIBOR                 5.5200       3/24/10         (9,583)
                                                     Six-Month
                             2,016,000    PLZ            WIBOR                 5.5500       3/25/10        (14,831)
Citibank NA, New York:
                            73,200,000    TWD           2.3200%          TWD-Telerate       6/27/11          3,311
                                                     Six-Month
                           950,000,000    CLP        TNA-Chile                 6.5300       8/25/17         22,937
Credit Suisse First                                  Six-Month                 4.4800        7/1/10
Boston, Inc.                 3,640,000    PLZ            WIBOR                                              (4,473)

Credit Suisse
International:
                            22,480,000    MXN         MXN TIIE                 8.3000      12/17/26         15,202
                                                     Six-Month
                           950,000,000    CLP        TNA-Chile                 6.5800       8/21/17         59,440
Deutsche Bank AG:
                                                   Three-Month
                            23,560,000    NZD          NZD-BBR                 7.5875        1/8/18        108,359
                                                                        INR MIBOR-OIS
                            73,400,000    INR           7.1750               Compound       6/27/11          5,340
                                                   Three-Month
                            62,210,000    SEK       SEK-STIBOR                 4.7875      11/14/17        118,508
Goldman Sachs Capital
Markets LP:

                            62,900,000    MXN         MXN TIIE                 8.1400       1/10/18         65,260
                            21,000,000    BRR             BZDI                14.5500        1/4/10        480,761
Goldman Sachs                             CNY           4.0000      CNY-CFXSREPOFIX01       2/16/17
International               18,300,000                                                                      74,019

J Aron & Co.:
                            43,800,000    BRR             BZDI                10.6700        1/2/12     (1,579,316)
                            22,300,000    MXN         MXN TIIE                 9.1500       8/27/26        184,751
                             9,700,000    MXN         MXN TIIE                 9.3300       9/16/26        114,844
                             8,790,000    BRR             BZDI                12.9200        1/2/14        (42,259)

                     46 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                             4,390,000    BRR             BZDI                12.8700        1/2/14        (26,382)
                             8,750,000    BRR             BZDI                12.7100        1/4/10         11,569
                            15,140,000    BRR             BZDI                12.6100        1/4/10        100,830
                            19,400,000    BRR             BZDI                12.3900        1/2/12        (81,019)
                            25,560,000    BRR             BZDI                14.8900        1/4/10        781,643
                             6,910,000    BRR             BZDI                12.2600        1/2/15       (102,845)
                             3,160,000    BRR             BZDI                12.2900        1/2/15        (44,221)
                             4,420,000    BRR             BZDI                14.0500        1/2/12         90,347
                            10,360,000    BRR             BZDI                13.1000        1/2/17            218
JPMorgan Chase Bank NA:
                            19,400,000    BRR             BZDI                12.3800        1/2/12        (41,858)
                                                   Three-Month
                            82,000,000           USD BBA LIBOR                 5.5700       5/26/16     11,063,358
                             8,750,000    BRR             BZDI                13.9100        1/2/12        288,231
                           317,000,000    CZK           4.4000   Six-Month CZK-PRIBOR        4/4/18              -
Lehman Brothers Special
Financing, Inc.:
                                                     Six-Month
                             4,680,000    PLZ            WIBOR                 4.5300        7/5/10          3,275
                            24,550,000    BRR          BRL CDI                12.9000        1/2/14       (368,845)
Merrill Lynch Capital
Services, Inc.:
                            26,060,000    SGD           3.3350      Six-Month SGD-SOR        1/8/18        (89,590)
                                                   Three-Month
                            32,130,000    CAD      CAD-BA-CDOR                 4.0300       1/16/11        532,166
Morgan Stanley Capital
Services, Inc.:
                                                   Three-Month
                            59,990,000    SEK       SEK-STIBOR                 4.4938       1/25/18       (241,359)
                            14,260,000    EUR           4.7130      Six-Month EURIBOR       8/22/17     (1,139,904)
                                                                            Six-Month
                           168,200,000    NOK           4.9850         NOK-NIBOR-NIBR       1/18/11        671,730
                                                   Three-Month
                            67,000,000    SEK       SEK-STIBOR                 4.2600       1/18/11        (97,052)

                     47 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                                     Six-Month
                             7,110,000    EUR      EUR-EURIBOR                 3.9960       1/18/11        (78,653)
                                                     Six-Month
                            11,500,000    CHF    CHF-LIBOR-BBA                 2.6600       1/18/11        (76,010)
Westpac Banking Corp.:
                                                     Six-Month
                            20,640,000    AUD          AUD-BBR                 7.0100        1/8/18       (186,894)
                                                     Six-Month
                                                  EUR-EURIBOR-
                            31,510,000    EUR         Telerate                 4.2400      11/29/10        106,309
                                                                          Three-Month
                            20,460,000    NZD           7.9700            NZD-BBR-FRA      11/29/10       (242,926)
                                                                          Three-Month
                            20,410,000    NZD           7.8400            NZD-BBR-FRA      10/13/10        (29,397)
                                                                          Three-Month
                            40,740,000    NZD           7.9325            NZD-BBR-FRA       1/18/11         99,485
                                                                          Three-Month
                            20,410,000    NZD           7.9075            NZD-BBR-FRA      10/19/10       (213,609)
                                                                                                      ------------
                                                                                                      $  9,928,744
                                                                                                      ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD                 Australian Dollar
BRR                 Brazilian Real
CAD                 Canadian Dollar
CHF                 Swiss Franc
CLP                 Chilean Peso
CNY                 Chinese Renminbi (Yuan)
CZK                 Czech Koruna
EUR                 Euro
INR                 Indian Rupee
MXN                 Mexican Nuevo Peso
NOK                 Norwegian Krone
NZD                 New Zealand Dollar
PLZ                 Polish Zloty
SEK                 Swedish Krone
SGD                 Singapore Dollar
TWD                 New Taiwan Dollar

Abbreviations are as follows:

BBA LIBOR           British Bankers' Association London-Interbank Offered Rate
BBR                 Bank Bill Rate
BZDI                Brazil Interbank Deposit Rate
CDOR                Canada Bankers Acceptances Rate
CNY-CFXSREPOFIX01   Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR             Euro Interbank Offered Rate

                    48 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

FRA                 Forward Rate Agreement
MIBOR-OIS           Mid Market Interest Rate for French Franc/Austrian Schilling
                    and India Swap Composites-Overnight Indexed Swap
NIBOR-NIBR          Norwegian Interbank Offered Rate
PRIBOR              Prague Interbank Offering Rate
SOR                 Swap Offer Rate
STIBOR              Stockholm Interbank Offered Rate
TIIE                Interbank Equilibrium Interest Rate
TNA                 Tasa Nominal Annual
WIBOR               Poland Warsaw Interbank Offer Bid Rate

TOTAL RETURN SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                              NOTIONAL
SWAP COUNTERPARTY              AMOUNT                 PAID BY THE FUND       RECEIVED BY THE FUND   TERMINATION DATE     VALUE
-----------------          ---------------        -----------------------  -----------------------  ----------------  -----------
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                       8.5+ Index plus 25      8.5+ Index minus 25
Barclays Bank plc          $     1,100,000                   basis points             basis points       5/1/08       $    35,241

Citibank NA:
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                15,700,000                          Index                    Index       2/1/09           212,575
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                       8.5+ Index plus 15      8.5+ Index minus 15
                                 9,600,000                   basis points             basis points       8/1/08           308,357
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                     Index minus 15 basis      Index plus 15 basis
                                 7,800,000                         points                   points       2/1/09           106,585
Citibank NA, New York:
                                                     Twelve-Month JPY BBA
                                                      LIBOR plus 40 basis
                                                  points and if negative,
                                                    the absolute value of         If positive, the
                                                    the Total Return of a        Total Return of a
                                                         custom basket of         custom basket of
                             1,214,836,000   JPY               securities               securities       4/8/08           (10,097)

                     49 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                                     Twelve-Month GBP BBA
                                                      LIBOR plus 35 basis
                                                  points and if negative,
                                                    the absolute value of         If positive, the
                                                    the Total Return of a        Total Return of a
                                                         custom basket of         custom basket of
                                 5,850,504   GBP               securities               securities       5/7/08           337,779
Deutsche Bank AG:
                                                        Six-Month USD BBA
                                 1,620,000                          LIBOR          5.46% times UDI      5/13/15           521,906
                                   930,000            Six-Month USD LIBOR          5.25% times UDI      6/23/15           262,727
                                                        One-Month USD BBA
                                                      LIBOR plus 20 basis
                                                  points and if negative,
                                                    the absolute value of         If positive, the
                                                    the Total Return of a        Total Return of a
Deutsche Bank AG, London         9,804,102           custom equity basket     custom equity basket      9/15/08          (177,890)

Goldman Sachs Group, Inc.
(The):
                                   920,000            Six-Month BBA LIBOR          5.10% times UDI      1/14/15           295,379
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                      8.5+ Index minus 50       8.5+ Index plus 50
                                 8,860,000                   basis points             basis points       8/1/08           259,397
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                 9,000,000                     8.5+ Index               8.5+ Index       3/1/09           246,160
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                      8.5+ Index minus 50       8.5+ Index plus 50
                                   500,000                   basis points             basis points       3/1/09            16,147
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                     8.5+ Index minus 250      8.5+ Index plus 250
                                23,430,000                   basis points             basis points       3/1/09         1,620,271
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                     8.5+ Index minus 200      8.5+ Index plus 200
                                 2,750,000                   basis points             basis points       3/1/09           273,891
                                   920,000            Six-Month BBA LIBOR          5.08% times UDI      1/20/15           303,535

                     50 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

Goldman Sachs
International:
                                                         If negative, the
                                                    absolute value of the         If positive, the
                                                      Total Return of the      Total Return of the
                                 6,626,416   BRR      BOVESPA 04/08 Index      BOVESPA 04/08 Index      4/17/08            51,898
                                                        One-Month USD BBA
                                                      LIBOR plus 30 basis
                                                  points and if negative,
                                                    the absolute value of         If positive, the
                                                    the Total Return of a        Total Return of a
                                37,650,380           custom equity basket     custom equity basket       3/9/09          (424,754)
                                                        One-Month USD BBA
                                                   LIBOR and if negative,         If positive, the
                                                    the absolute value of      Total Return of the
                                                     the MSCI Daily Total  MSCI Daily Total Return
                                                   Return New Belgium USD   New Belgium USD Market
                                   605,922                   Market Index                    Index      10/8/08            32,538
                                                        One-Month USD BBA
                                                   LIBOR and if negative,         If positive, the
                                                    the absolute value of      Total Return of the
                                                     the MSCI Daily Total  MSCI Daily Total Return
                                                   Return New Belgium USD   New Belgium USD Market
                                 2,714,359                   Market Index                    Index      10/8/08           125,504
                                                        One-Month USD BBA
                                                   LIBOR and if negative,         If positive, the
                                                    the absolute value of      Total Return of the
                                                     the MSCI Daily Total  MSCI Daily Total Return
                                                   Return New Belgium USD   New Belgium USD Market
                                   592,754                   Market Index                    Index      10/8/08            28,923
                                                        One-Month USD BBA
                                                   LIBOR and if negative,         If positive, the
                                                    the absolute value of      Total Return of the
                                                     the MSCI Daily Total  MSCI Daily Total Return
                                                   Return New Belgium USD   New Belgium USD Market
                                   459,776                   Market Index                    Index      10/8/08            20,143
Lehman Brothers
Holdings, Inc.:
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                       8.5+ Index plus 30      8.5+ Index minus 30
                                10,000,000                   basis points             basis points       8/1/08           317,672

                     51 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                      8.5+ Index minus 35       8.5+ Index plus 35
                                16,500,000                   basis points             basis points       8/1/08           532,203
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                     8.5+ Index plus 42.5    8.5+ Index minus 42.5
                                16,600,000                   basis points             basis points       6/1/08           525,780
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                 8,300,000                     8.5+ Index               8.5+ Index       6/1/08           265,535
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                       8.5+ Index plus 20      8.5+ Index minus 20
                                 5,000,000                   basis points             basis points       5/1/08           159,211
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                      8.5+ Index minus 55       8.5+ Index plus 55
                                12,002,000                   basis points             basis points       5/1/08           388,922
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                 8,300,000                     8.5+ Index               8.5+ Index       6/1/08           265,535
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                 3,760,000                          Index                    Index       3/1/09           120,291
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                     8.5+ Index minus 200      8.5+ Index plus 200
                                 2,750,000                   basis points             basis points       3/1/09           236,319
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                      8.5+ Index minus 45       8.5+ Index plus 45
                                15,909,000                   basis points             basis points       5/1/08           514,334
Merrill Lynch Capital
Services, Inc.:
                                                                             The Constant Maturity
                                                                           Option Price divided by
                                15,380,000                         5.3300%                  10,000      8/13/17          (504,575)

                     52 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                                                             The Constant Maturity
                                                                           Option Price divided by
                                54,700,000                         4.6600                   10,000      6/11/17           621,711
Morgan Stanley:
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                       8.5+ Index plus 25      8.5+ Index minus 25
                                 1,100,000                   basis points             basis points       5/1/08            32,385
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                     8.5+ Index minus 225      8.5+ Index plus 225
                                10,910,000                   basis points             basis points       8/1/08           264,747
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                     8.5+ Index minus 150      8.5+ Index plus 150
                                 1,200,000                   basis points             basis points       8/1/08            29,108
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                 8,300,000                     8.5+ Index               8.5+ Index       6/1/08           229,937
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                 4,900,000                     8.5+ Index               8.5+ Index       8/1/08           119,037
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                28,300,000                          Index                    Index       3/1/09           655,730
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                     8.5+ Index minus 250      8.5+ Index plus 250
                                 5,110,000                   basis points             basis points       3/1/09           604,280
                                                        One-Month EUR BBA
                                                      LIBOR plus 25 basis
                                                  points and if negative,
                                                    the absolute value of         If positive, the
                                                    the Total Return of a        Total Return of a
                                                         custom basket of         custom basket of
                                 5,105,652   EUR               securities               securities       3/6/09          (238,661)

                                                                                   7.75% from debt
                                                                                obligations of JSC
Morgan Stanley Capital                                Three-Month USD BBA        Rushydro and OJSC
Services, Inc.                 271,430,000   RUR                    LIBOR         Saratovskaya HPP     12/26/13           850,774

                     53 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

                                                        One-Month EUR BBA
                                                      LIBOR plus 30 basis
                                                  points and if negative,
                                                    the absolute value of         If positive, the
                                                    the Total Return of a        Total Return of a
Morgan Stanley                                           custom basket of         custom basket of
International                    4,621,400   EUR               securities               securities      10/7/08            81,089
                                                   If positive, the Total   If negative, the Total
                                                     Return of the Lehman     Return of the Lehman
                                                   Brothers U.S. CMBS AAA   Brothers U.S. CMBS AAA
                                                       8.5+ Index plus 20      8.5+ Index minus 20
UBS AG                           3,400,000                   basis points             basis points       5/1/08           109,336
                                                                                                                      ------------
                                                                                                                      $10,626,915
                                                                                                                      ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR                             Brazilian Real
EUR                             Euro
GBP                             British Pound Sterling
JPY                             Japanese Yen
RUR                             Russian Ruble

Abbreviations are as follows:

BBA LIBOR                       British Bankers' Association London-Interbank
                                Offered Rate
BOVESPA                         Bovespa Index that trades on the Sao Paulo Stock
                                Exchange
CMBS                            Commercial Mortgage Backed Securities
LIBOR                           London-Interbank Offered Rate
MSCI                            Morgan Stanley Capital International
UDI                             Unidad de Inversion (Unit of Investment)

CURRENCY SWAPS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

SWAP                              NOTIONAL                PAID BY     RECEIVED BY    TERMINATION
COUNTERPARTY                    AMOUNT (000S)             THE FUND      THE FUND         DATE        VALUE
----------------------------   --------------          ------------   ------------   -----------   ----------
Credit Suisse International:
                                                        Three Month
                                  3,170,000    TRY     USD BBA LIBOR     16.75%       2/26/12      $ 138,663
                                                        Three-Month
                                  1,255,000    TRY     USD BBA LIBOR     17.25         2/7/12         81,058
                                                        Three-Month
                                  1,890,000    TRY     USD BBA LIBOR     17.30         2/9/12        120,072

Merrill Lynch International       1,960,000    TRY       Three-Month     17.10         2/6/12        153,586
                                                           BBA LIBOR                               ----------
                                                                                                   $  493,379
                                                                                                   ==========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY                 New Turkish Lira

Abbreviation is as follows:

                     54 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

BBA LIBOR           British Bankers' Association London-Interbank Offered Rate

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

                    55 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES SOLD SHORT. The Fund may short sell when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual funds. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                WHEN-ISSUED OR DELAYED DELIVERY
                                       BASIS TRANSACTIONS
                                ---------------------------------
Purchased securities                   $  99,388,299
Sold securities                           55,798,467

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may

                     56 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2008, securities with an aggregate market value of $627,808, representing 0.02% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual funds.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OPPENHEIMER MASTER LOAN FUND, LLC. The Fund is permitted to buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Manager or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or unrated. Oppenheimer Master Loan Fund, LLC ("Master Loan") is a mutual fund registered under the Investment Company Act of 1940, which seeks as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Manager is also the investment adviser of Master Loan. The Manager expects at certain times that the investment in Master Loan may exceed 15% of the Fund's net assets. The Fund's investment in Master Loan is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of Master Loan's expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Master Loan.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

                     57 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semianual funds within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual funds.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual funds. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual funds at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual funds. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

                    58 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended March 31, 2008 was as follows:

                                         CALL OPTIONS                        PUT OPTIONS
                                --------------------------------   --------------------------------
                                   NUMBER OF        AMOUNT OF        NUMBER OF         AMOUNT OF
                                   CONTRACTS         PREMIUMS        CONTRACTS          PREMIUMS
                                --------------   ---------------   -------------    ---------------
Options outstanding as of
December 31, 2007                2,878,960,000   $       384,268        6,960,000   $        52,511
Options written                 10,107,905,000         2,031,835   10,158,280,000         2,111,645
Options closed or expired       (5,930,560,000)       (1,040,251)  (5,984,665,000)       (1,216,792)
Options exercised               (5,661,045,000)       (1,101,420)  (2,785,315,000)         (671,148)
                                --------------   ---------------   --------------   ---------------
Options outstanding as of
March 31, 2008                   1,395,260,000   $       274,432    1,395,260,000   $       276,216
                                ==============   ===============   ==============   ===============

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security

                     59 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

Currency swap agreements include exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received.

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2008, the Fund had on loan securities valued at $86,665,224. Collateral of $88,214,609 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

LOAN COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded loan commitments of $13,500,000 at March 31, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of

                     60 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited

unfunded loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

As of March 31, 2008, the Fund had unfunded loan commitments as follows:

                                                         COMMITMENT
                                                        TERMINATION       UNFUNDED
                                                            DATE           AMOUNT
                                                        -----------      -----------
Deutsche Bank AG, Opic Reforma Credit Linked Nts.         10/3/15        $13,500,000

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    4,079,017,755
Federal tax cost of other investments                925,608,449
                                              ------------------
Total federal tax cost                        $    5,004,626,204
                                              ==================

Gross unrealized appreciation                 $      196,369,069
Gross unrealized depreciation                       (148,806,148)
                                              ------------------
Net unrealized appreciation                   $       47,562,921
                                              ==================

                     61 | OPPENHEIMER STRATEGIC BOND FUND/VA



Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                           SHARES        VALUE
                                                         ---------    ------------
COMMON STOCKS--98.0%
CONSUMER DISCRETIONARY--19.2%
AUTOMOBILES--2.8%
Bayerische Motoren Werke (BMW) AG                          658,139    $ 36,407,999
Bayerische Motoren Werke (BMW) AG, Preference              205,513       9,084,738
Porsche Automobil Holding                                  152,550      28,094,823
Toyota Motor Corp.                                         481,100      24,245,942
                                                                      ------------
                                                                        97,833,502
                                                                      ------------
HOTELS, RESTAURANTS & LEISURE--2.9%
Aristocrat Leisure Ltd.                                    419,781       3,694,272
Carnival Corp.                                           1,094,400      44,301,312
International Game Technology                              434,300      17,463,203
McDonald's Corp.                                           587,400      32,759,298
Shuffle Master, Inc. (1)                                   296,600       1,586,810
                                                                      ------------
                                                                        99,804,895
                                                                      ------------
HOUSEHOLD DURABLES--1.4%
Sony Corp.                                               1,257,200      50,290,329
LEISURE EQUIPMENT & PRODUCTS--0.2%
Sega Sammy Holdings, Inc.                                  520,600       5,509,962
MEDIA--4.7%
Dish TV India Ltd. (1)                                   2,397,922       2,967,325
Grupo Televisa SA, Sponsored GDR                         1,644,396      39,860,159
Pearson plc                                              1,104,328      14,936,383
Sirius Satellite Radio, Inc. (1)                         9,748,010      27,879,309
Walt Disney Co. (The)                                    1,280,200      40,172,676
Wire & Wireless India Ltd. (1)                           2,278,650       2,059,565
WPP Group plc                                            1,445,940      17,246,709
Zee Entertainment Enterprises Ltd.                       2,988,910      18,409,711
                                                                      ------------
                                                                       163,531,837
                                                                      ------------
SPECIALTY RETAIL--4.2%
H&M Hennes & Mauritz AB, Cl. B                           1,214,400      74,598,989
Industria de Diseno Textil SA                              638,300      35,461,671
Tiffany & Co.                                              848,400      35,497,056
                                                                      ------------
                                                                       145,557,716
                                                                      ------------
TEXTILES, APPAREL & LUXURY GOODS--3.0%
Bulgari SpA                                              1,701,018      19,721,655
Burberry Group plc                                       1,383,058      12,365,643
LVMH Moet Hennessey Louis Vuitton                          504,530      56,155,358
Tod's SpA                                                  280,197      17,252,148
                                                                      ------------
                                                                       105,494,804
                                                                      ------------
CONSUMER STAPLES--8.9%
BEVERAGES--2.7%
Companhia de Bebidas das Americas, ADR, Preference         330,915      25,000,628
Diageo plc                                                 967,745      19,513,544
Fomento Economico Mexicano SA de CV, UBD                 7,752,900      32,343,967
Grupo Modelo SA de CV, Series C                          3,449,300      15,106,234
                                                                      ------------
                                                                        91,964,373
                                                                      ------------
FOOD & STAPLES RETAILING--2.4%
Seven & I Holdings Co. Ltd.                                431,053      10,957,224

                   1 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                           SHARES        VALUE
                                                         ---------    ------------
FOOD & STAPLES RETAILING CONTINUED
Tesco plc                                                4,176,435    $ 31,546,677
Wal-Mart Stores, Inc.                                      789,800      41,606,664
                                                                      ------------
                                                                        84,110,565
                                                                      ------------
FOOD PRODUCTS--1.1%
Cadbury Schweppes plc                                    3,354,424      36,848,268
HOUSEHOLD PRODUCTS--2.7%
Colgate-Palmolive Co.                                      353,300      27,525,603
Hindustan Unilever Ltd.                                  4,157,500      23,890,439
Reckitt Benckiser Group plc                                781,928      43,311,986
                                                                      ------------
                                                                        94,728,028
                                                                      ------------
ENERGY--5.4%
ENERGY EQUIPMENT & SERVICES--2.6%
Technip SA                                                 539,710      41,768,759
Transocean, Inc. (1)                                       371,272      50,195,974
                                                                      ------------
                                                                        91,964,733
                                                                      ------------
OIL, GAS & CONSUMABLE FUELS--2.8%
BP plc, ADR                                                468,969      28,442,970
Husky Energy, Inc.                                       1,188,030      46,516,563
Total SA                                                   298,440      22,163,555
                                                                      ------------
                                                                        97,123,088
                                                                      ------------
FINANCIALS--13.7%
CAPITAL MARKETS--2.6%
3i Group plc                                               477,710       7,869,079
Credit Suisse Group                                        971,305      49,440,608
Northern Trust Corp.                                       488,000      32,437,360
                                                                      ------------
                                                                        89,747,047
                                                                      ------------
COMMERCIAL BANKS--4.0%
BNP Paribas SA                                              93,550       9,436,083
HSBC Holdings plc                                        2,353,487      38,628,139
ICICI Bank Ltd., Sponsored ADR                             255,350       9,751,817
Royal Bank of Scotland Group plc (The)                   5,006,409      33,508,870
Societe Generale NV (1)                                     59,032       5,680,366
Societe Generale, Cl. A                                    236,128      23,120,346
Sumitomo Mitsui Financial Group, Inc.                        3,158      20,851,320
                                                                      ------------
                                                                       140,976,941
                                                                      ------------
CONSUMER FINANCE--0.6%
Credit Saison Co. Ltd.                                     725,900      20,244,803
DIVERSIFIED FINANCIAL SERVICES--0.9%
Investor AB, B Shares (1)                                1,350,954      30,409,737
INSURANCE--5.6%
ACE Ltd.                                                   335,771      18,487,551
AFLAC, Inc.                                                507,000      32,929,650
Allianz SE                                                 248,754      49,396,565
American International Group, Inc.                       1,004,450      43,442,463
Prudential plc                                           2,356,347      31,122,094
Sony Financial Holdings, Inc.                                1,598       6,518,966

                   2 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                           SHARES        VALUE
                                                         ---------    ------------
INSURANCE CONTINUED
XL Capital Ltd., Cl. A                                     455,400    $ 13,457,070
                                                                      ------------
                                                                       195,354,359
                                                                      ------------
HEALTH CARE--6.7%
BIOTECHNOLOGY--1.8%
Acadia Pharmaceuticals, Inc. (1)                           302,500       2,740,650
Basilea Pharmaceutica AG (1)                                22,275       3,252,316
Gilead Sciences, Inc. (1)                                  696,320      35,881,370
InterMune, Inc. (1)                                        271,600       3,959,928
NicOx SA (1)                                               212,570       3,040,502
Regeneron Pharmaceuticals, Inc. (1)                        176,802       3,392,830
Seattle Genetics, Inc. (1)                                 520,328       4,734,985
Theravance, Inc. (1)                                       448,500       4,722,705
                                                                      ------------
                                                                        61,725,286
                                                                      ------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Smith & Nephew plc                                       1,768,597      23,394,326
PHARMACEUTICALS--4.2%
Chugai Pharmaceutical Co. Ltd.                             647,500       7,320,751
Johnson & Johnson                                          124,300       8,063,341
Roche Holding AG                                           360,887      67,918,417
Sanofi-Aventis SA                                          440,095      33,017,026
Shionogi & Co. Ltd.                                      1,745,000      29,795,245
                                                                      ------------
                                                                       146,114,780
                                                                      ------------
INDUSTRIALS--13.8%
AEROSPACE & DEFENSE--4.4%
Boeing Co.                                                 217,500      16,175,475
Empresa Brasileira de Aeronautica SA, ADR                  792,183      31,299,150
European Aeronautic Defense & Space Co.                  1,349,410      31,977,146
Lockheed Martin Corp.                                      244,100      24,239,130
Northrop Grumman Corp.                                     270,700      21,063,167
Raytheon Co.                                               447,600      28,919,436
                                                                      ------------
                                                                       153,673,504
                                                                      ------------
AIR FREIGHT & LOGISTICS--1.0%
TNT NV                                                     661,000      24,554,917
United Parcel Service, Inc., Cl. B                         134,700       9,835,794
                                                                      ------------
                                                                        34,390,711
                                                                      ------------
BUILDING PRODUCTS--1.2%
Assa Abloy AB, Cl. B                                     2,183,185      39,590,058
COMMERCIAL SERVICES & SUPPLIES--0.8%
Experian Group Ltd.                                      1,221,419       8,896,358
Secom Co. Ltd.                                             356,000      17,493,558
                                                                      ------------
                                                                        26,389,916
                                                                      ------------
ELECTRICAL EQUIPMENT--1.6%
Emerson Electric Co.                                       850,200      43,751,292
Mitsubishi Electric Corp.                                1,497,000      13,192,891
                                                                      ------------
                                                                        56,944,183

                    3 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                           SHARES          VALUE
                                                         ----------    --------------
INDUSTRIAL CONGLOMERATES--4.5%
3M Co.                                                      483,500    $   38,269,025
Koninklijke (Royal) Philips Electronics NV (2)            1,236,700        47,307,812
Siemens AG                                                  654,255        71,466,986
                                                                       --------------
                                                                          157,043,823
                                                                       --------------
MACHINERY--0.3%
Fanuc Ltd.                                                  115,100        11,139,912
INFORMATION TECHNOLOGY--25.3%
COMMUNICATIONS EQUIPMENT--6.1%
Corning, Inc.                                             1,964,300        47,221,772
Juniper Networks, Inc. (1)                                2,160,900        54,022,500
Tandberg ASA                                              1,056,150        15,872,185
Telefonaktiebolaget LM Ericsson, B Shares                49,239,300        96,624,829
                                                                       --------------
                                                                          213,741,286
                                                                       --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.8%
Hoya Corp.                                                  886,800        21,020,189
Keyence Corp.                                                87,440        20,386,039
Kyocera Corp.                                               218,200        18,321,970
Murata Manufacturing Co. Ltd.                               544,600        27,447,688
Nidec Corp.                                                 152,100         9,502,469
                                                                       --------------
                                                                           96,678,355
                                                                       --------------
INTERNET SOFTWARE & SERVICES--1.7%
eBay, Inc. (1)                                            1,957,200        58,402,848
IT SERVICES--2.4%
Automatic Data Processing, Inc.                           1,047,300        44,395,047
Infosys Technologies Ltd.                                 1,101,126        39,665,289
                                                                       --------------
                                                                           84,060,336
                                                                       --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.8%
Advanced Micro Devices, Inc. (1)                          2,459,400        14,485,866
Altera Corp.                                              1,227,600        22,624,668
Cree, Inc. (1)                                              752,400        21,037,104
Linear Technology Corp.                                     515,496        15,820,572
Maxim Integrated Products, Inc.                           1,139,165        23,227,574
MediaTek, Inc.                                            3,734,335        48,749,780
Taiwan Semiconductor Manufacturing Co. Ltd.              11,926,176        24,771,366
Taiwan Semiconductor Manufacturing Co. Ltd., ADR            947,412         9,729,921
Xilinx, Inc.                                                824,700        19,586,625
                                                                       --------------
                                                                          200,033,476
                                                                       --------------
SOFTWARE--6.5%
Adobe Systems, Inc. (1)                                   1,168,063        41,571,362
Enix Corp.                                                  579,200        20,402,005
Intuit, Inc. (1)                                          1,451,900        39,215,819
Microsoft Corp.                                           1,918,500        54,447,030
Nintendo Co. Ltd.                                            40,200        20,825,068
SAP AG                                                      968,708        48,021,710
                                                                       --------------
                                                                          224,482,994

                   4 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                           SHARES           VALUE
                                                         ----------    ---------------
TELECOMMUNICATION SERVICES--4.0%
WIRELESS TELECOMMUNICATION SERVICES--4.0%
KDDI Corp.                                                    5,747    $    35,521,339
SK Telecom Co. Ltd. ADR                                   1,275,660         27,567,013
Vodafone Group plc                                       25,167,902         75,373,335
                                                                       ---------------
                                                                           138,461,687
                                                                       ---------------
UTILITIES--1.0%

ELECTRIC UTILITIES--1.0%

Fortum Oyj (1), (2)                                         869,500         35,430,124
                                                                       ---------------
Total Common Stocks (Cost $2,696,979,568)                                3,403,192,592

                                                          PRINCIPAL
                                                            AMOUNT
                                                         -----------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15
  (Cost $2,882,000)                                      $ 2,882,000   2,035,413

                                                            SHARES
                                                          ----------
INVESTMENT COMPANY--1.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% (3), (4) (Cost $53,854,500)                         53,854,500      53,854,500
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $2,753,716,068)                                                  3,459,082,505

                                                                                 Principal
                                                                                   Amount
                                                                                ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.5% (5)
JOINT REPURCHASE AGREEMENTS--2.5%
Undivided interest of 0.76% in joint repurchase
agreement (Principal Amount/Value $7,000,000,000 with a
maturity value of $7,000,486,111) with Barclays Capital,
2.50%, dated 3/31/08, to be repurchased at $53,041,563
on 4/1/08, collateralized by U.S. Agency Mortgages,
0%-6.40%, 3/1/28-3/1/38, with a value of $7,140,000,000                         $ 53,037,880          53,037,880
Undivided interest of 3.50% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity
value of $1,000,072,222) with Societe Generale, New York
Branch, 2.60%, dated 3/31/08, to be repurchased at
$35,002,528 on 4/1/08, collateralized by U.S. Agency
Mortgages, 2.74%-6%, 1/1/34-5/25/37, with a value of
$1,020,000,000                                                                    35,000,000          35,000,000
                                                                                                ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $88,037,880)                                                                                    88,037,880
                                                                                                ----------------
TOTAL INVESTMENTS, AT VALUE (COST $2,841,753,948)                                      102.2%      3,547,120,385
LIABILITIES IN EXCESS OF OTHER ASSETS                                                   (2.2)        (75,539,229)
                                                                                ------------    ----------------
Net Assets                                                                             100.0%   $  3,471,581,156
                                                                                ============    ================

----------
FOOTNOTES TO STATEMENT OF INVESTMENTS

1.    Non-income producing security.

2.    Partial or fully-loaned security. See accompanying Notes.

3.    Rate shown is the 7-day yield as of March 31, 2008.

                    5 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES           GROSS          GROSS         SHARES
                                                      DECEMBER 31, 2007    ADDITIONS     REDUCTIONS    MARCH 31, 2008
                                                      -----------------   -----------    -----------   --------------
Oppenheimer Institutional Money Market Fund, Cl. E        68,796,760      147,266,598    162,208,858     53,854,500

                                                                                                            DIVIDEND
                                                                                           VALUE             INCOME
                                                                                        ------------       ----------
Oppenheimer Institutional Money Market Fund, Cl. E                                      $ 53,854,500       $  613,451

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                  INVESTMENTS IN      OTHER FINANCIAL
              VALUATION INPUTS                     SECURITIES           INSTRUMENTS*
---------------------------------------------    ---------------      ---------------
Level 1 - Quoted Prices                          $ 2,832,183,537      $            --
Level 2 - Other Significant Observable Inputs        714,936,848                   --
Level 3 - Significant Unobservable Inputs                     --                   --
                                                 ---------------      ---------------
      TOTAL                                      $ 3,547,120,385      $            --
                                                 ===============      ===============

----------
* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

        GEOGRAPHIC HOLDINGS                 VALUE        PERCENT
------------------------------------   ---------------   -------
United States                          $ 1,223,337,112     34.5%
United Kingdom                             414,108,023     11.7
Japan                                      390,987,670     11.0

                   6 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

        GEOGRAPHIC HOLDINGS                 VALUE        PERCENT
------------------------------------   ---------------   -------
Germany                                    242,472,821      6.8
Sweden                                     241,223,613      6.8
France                                     226,359,141      6.4
Switzerland                                120,611,341      3.4
India                                       96,744,146      2.7
Mexico                                      87,310,360      2.5
Taiwan                                      83,251,067      2.4
Cayman Islands                              82,140,595      2.3
The Netherlands                             71,862,729      2.0
Brazil                                      56,299,778      1.6
Canada                                      46,516,563      1.3
Italy                                       36,973,803      1.0
Spain                                       35,461,671      1.0
Finland                                     35,430,124      1.0
Korea, Republic of South                    27,567,013      0.8
Norway                                      15,872,185      0.4
Jersey, Channel Islands                      8,896,358      0.3
Australia                                    3,694,272      0.1
                                       ---------------   -------
Total                                  $ 3,547,120,385    100.0%
                                       ===============   =======

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

                   7 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient

                   8 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2008, the Fund had on loan securities valued at $82,976,206. Collateral of $88,037,880 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 2,851,669,786
Federal tax cost of other investments               1,617,482
                                              ----------------
Total federal tax cost                        $ 2,853,287,268
                                              ================

Gross unrealized appreciation                 $   886,650,836
Gross unrealized depreciation                    (190,886,072)
                                              ----------------
Net unrealized appreciation                   $   695,764,764
                                              ================

                   9 | OPPENHEIMER GLOBAL SECURITIES FUND/VA



Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
COMMON STOCKS -- 99.2%
CONSUMER DISCRETIONARY -- 13.1%
AUTO COMPONENTS -- 1.5%
Aftermarket Technology Corp. (1,2)                                     20,200     $    392,688
American Axle & Manufacturing Holdings, Inc. (2)                      107,900        2,211,950
Amerigon, Inc. (1,2)                                                   33,800          500,240
ArvinMeritor, Inc. (2)                                                 58,500          731,835
Autoliv, Inc.                                                          25,700        1,290,140
Borg-Warner Automotive, Inc.                                           23,400        1,006,902
Cooper Tire & Rubber Co. (2)                                          109,600        1,640,712
Drew Industries, Inc. (1,2)                                            39,600          968,616
Exide Technologies (1,2)                                                8,700          113,970
Fuel Systems Solutions, Inc.  (1,2)                                     2,999           39,977
Gentex Corp. (2)                                                       69,100        1,185,065
Hayes Lemmerz International, Inc. (1)                                  13,200           36,828
Lear Corp. (1,2)                                                       78,000        2,020,980
Shiloh Industries, Inc.                                                 2,900           32,393
Stoneridge, Inc. (1)                                                    1,300           17,485
Tenneco, Inc. (1)                                                      59,400        1,659,636
                                                                                 -------------
                                                                                    13,849,417
AUTOMOBILES -- 0.3%
Fleetwood Enterprises, Inc. (1,2)                                      36,200          166,520
Monaco Coach Corp. (2)                                                 34,780          329,714
Thor Industries, Inc. (2)                                              67,700        2,015,429
                                                                                 -------------
                                                                                     2,511,663
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
Kimball International, Inc., Cl. B (2)                                 28,600          306,592
DISTRIBUTORS -- 0.1%
Core-Mark Holding Co., Inc. (1,2)                                       4,200          120,708
LKQ Corp. (1,2)                                                        31,000          696,570
                                                                                 -------------
                                                                                       817,278
DIVERSIFIED CONSUMER SERVICES -- 0.9%
Apollo Group, Inc., Cl. A (1)                                             800           34,560
Capella Education Co. (1,2)                                            22,000        1,201,200
Coinstar, Inc. (1,2)                                                   40,700        1,145,298
DeVry, Inc.                                                            36,500        1,527,160
ITT Educational Services, Inc. (1,2)                                   14,400          661,392
K12, Inc. (1)                                                           4,150           81,299
Matthews International Corp., Cl. A (2)                                 9,000          434,250
Noah Education Holdings Ltd., ADR (1)                                  23,390          130,048
Pre-Paid Legal Services, Inc. (1)                                      10,480          444,457
Service Corp. International                                            63,900          647,946
Sotheby's                                                              48,100        1,390,571
Steiner Leisure Ltd. (1,2)                                             11,700          386,100
                                                                                 -------------
                                                                                     8,084,281

                  1 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
Ambassadors Group, Inc. (2)                                             2,300     $     43,447
Bally Technologies, Inc. (1,2)                                         38,700        1,328,958
Bob Evans Farms, Inc. (2)                                              55,614        1,534,390
Brinker International, Inc.                                            35,200          652,960
CBRL Group, Inc.                                                       21,950          785,152
CEC Entertainment, Inc. (1)                                             1,100           31,768
Chipotle Mexican Grill, Inc., Cl. A  (1,2)                              5,800          657,894
Churchill Downs, Inc. (2)                                                 800           37,792
Denny's Corp. (1,2)                                                   111,500          332,270
Domino's Pizza, Inc. (2)                                                8,600          116,014
Monarch Casino & Resort, Inc. (1,2)                                    16,100          285,131
Premier Exhibitions, Inc. (1,2)                                        26,700          161,268
Riviera Holdings Corp. (1,2)                                              700           14,427
WMS Industries, Inc. (1)                                               34,000        1,222,980
Wyndham Worldwide Corp.                                                46,600          963,688
                                                                                 -------------
                                                                                     8,168,139
HOUSEHOLD DURABLES -- 2.3%
American Greetings Corp., Cl. A (2)                                   123,600        2,292,780
Blyth, Inc. (2)                                                        60,780        1,198,582
Centex Corp.                                                           28,300          685,143
Champion Enterprises, Inc. (1,2)                                       41,600          417,248
CSS Industries, Inc. (2)                                               15,750          550,620
Helen of Troy Ltd. (1,2)                                               10,200          171,054
Hooker Furniture Corp. (2)                                             10,800          241,272
KB Home (2)                                                            41,400        1,023,822
La-Z-Boy, Inc. (2)                                                     11,500           95,910
Lennar Corp., Cl. A (2)                                                86,300        1,623,303
Mohawk Industries, Inc. (1,2)                                          20,400        1,460,844
NVR, Inc. (1,2)                                                         3,100        1,852,250
Pulte Homes, Inc.                                                      61,500          894,825
Ryland Group, Inc. (The) (2)                                           72,000        2,368,080
Tempur-Pedic International, Inc. (2)                                   56,700          623,700
Toll Brothers, Inc. (1)                                                36,300          852,324
Tupperware Brands Corp.                                                64,400        2,490,992
Universal Electronics, Inc.  (1,2)                                     11,500          278,415
Whirlpool Corp. (2)                                                    16,000        1,388,480
                                                                                 -------------
                                                                                    20,509,644
INTERNET & CATALOG RETAIL -- 0.9%
1-800-FLOWERS.com, Inc. (1,2)                                          49,900          424,649
Expedia, Inc. (1)                                                      70,000        1,532,300
FTD Group, Inc. (2)                                                     7,200           96,624
Gaiam, Inc. (1,2)                                                      30,400          526,528
NetFlix.com, Inc. (1,2)                                                92,000        3,187,800

                  2 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
INTERNET & CATALOG RETAIL CONTINUED
Overstock.com, Inc. (1,2)                                              16,900    $     201,279
PetMed Express, Inc. (1,2)                                             29,300          324,937
Priceline.com, Inc. (1,2)                                              16,900        2,042,534
Shutterfly, Inc. (1,2)                                                  6,700           99,629
Stamps.com, Inc. (1,2)                                                  2,000           20,520
Systemax, Inc. (2)                                                     11,300          136,278
                                                                                 -------------
                                                                                     8,593,078
LEISURE EQUIPMENT & PRODUCTS -- 0.8%
Callaway Golf Co. (2)                                                 139,200        2,043,456
Eastman Kodak Co. (2)                                                  57,600        1,017,792
JAKKS Pacific, Inc. (1,2)                                              39,500        1,089,015
Polaris Industries, Inc. (2)                                           57,900        2,374,479
RC2 Corp. (1,2)                                                         8,600          180,342
Sturm, Ruger & Co., Inc. (1,2)                                         25,100          206,824
                                                                                 -------------
                                                                                     6,911,908
MEDIA -- 1.2%
Charter Communications, Inc., Cl. A (1,2)                             478,100          407,341
Cox Radio, Inc., Cl. A (1,2)                                            6,600           78,408
Cumulus Media, Inc., Cl. A (1,2)                                       24,100          153,758
DG Fastchannel, Inc. (1,2)                                             15,300          293,454
Discovery Holding Co., Cl. A (1)                                       17,400          369,228
DreamWorks Animation SKG, Inc., Cl. A (1)                              28,500          734,730
Entravision Communications Corp. (1)                                  168,400        1,121,544
Gannett Co., Inc.                                                      26,000          755,300
Getty Images, Inc. (1)                                                 36,200        1,158,400
Global Sources Ltd. (1,2)                                              57,100          847,935
Lin TV Corp., Cl. A (1,2)                                              31,800          305,598
Marvel Entertainment, Inc. (1,2)                                       22,000          589,380
Mediacom Communications Corp. (1)                                       2,797           12,111
National CineMedia, Inc. (2)                                           11,100          249,528
Regal Entertainment Group                                              13,200          254,628
Scholastic Corp. (1,2)                                                 58,000        1,755,660
Sinclair Broadcast Group, Inc., Cl. A (2)                             140,400        1,250,964
Warner Music Group Corp. (2)                                           72,200          359,556
                                                                                 -------------
                                                                                    10,697,523
MULTILINE RETAIL -- 0.8%
Big Lots, Inc. (1,2)                                                  152,400        3,398,520
Dollar Tree, Inc. (1)                                                  69,000        1,903,710
Family Dollar Stores, Inc.                                             61,800        1,205,100
Macy's, Inc.                                                           27,300          629,538
                                                                                 -------------
                                                                                     7,136,868
SPECIALTY RETAIL -- 2.0%
A.C. Moore Arts & Crafts, Inc. (1,2)                                   21,500          146,630

                  3 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
SPECIALTY RETAIL CONTINUED
Aeropostale, Inc. (1)                                                 131,600    $   3,567,676
AutoNation, Inc. (1,2)                                                 87,500        1,309,875
AutoZone, Inc. (1)                                                     12,400        1,411,492
Barnes & Noble, Inc. (2)                                               15,100          462,815
Blockbuster, Inc., Cl. A (1,2)                                        229,900          749,474
Books-A-Million, Inc. (2)                                               9,700           84,778
Brown Shoe Co., Inc. (2)                                               51,475          775,728
Buckle, Inc. (The) (2)                                                 68,700        3,072,951
Cato Corp., Cl. A (2)                                                   5,250           78,435
Conn's, Inc. (1,2)                                                     11,900          194,089
Dress Barn, Inc. (The) (1,2)                                           66,900          865,686
Hot Topic, Inc. (1,2)                                                  35,300          152,143
Jos. A. Banks Clothiers, Inc. (1,2)                                    15,500          317,750
Men's Wearhouse, Inc. (The) (2)                                        47,350        1,101,835
Midas, Inc. (1,2)                                                         200            3,438
Office Depot, Inc. (1)                                                 82,000          906,100
RadioShack Corp.                                                       91,200        1,482,000
Sally Beauty Holdings, Inc. (1,2)                                     178,300        1,230,270
Select Comfort Corp. (1,2)                                              5,600           20,160
West Marine, Inc. (1,2)                                                   200            1,394
                                                                                 -------------
                                                                                    17,934,719
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
American Apparel, Inc. (1)                                             10,400           98,280
Cherokee, Inc. (2)                                                      2,200           74,074
Deckers Outdoor Corp. (1,2)                                            21,500        2,318,130
Fossil, Inc. (1)                                                       62,100        1,896,534
Iconix Brand Group, Inc. (1,2)                                         33,000          572,550
Liz Claiborne, Inc. (2)                                                36,500          662,475
Movado Group, Inc. (2)                                                 15,100          294,299
Perry Ellis International, Inc. (1,2)                                   9,500          207,385
Polo Ralph Lauren Corp., Cl. A (2)                                     25,300        1,474,737
Steven Madden Ltd. (1)                                                  3,397           58,191
Warnaco Group, Inc. (The) (1,2)                                        72,700        2,867,288
Wolverine World Wide, Inc. (2)                                         84,950        2,464,400
                                                                                 -------------
                                                                                    12,988,343
CONSUMER STAPLES -- 3.6%
BEVERAGES -- 0.6%
Boston Beer Co., Inc., Cl. A (1,2)                                      6,600          313,764
Central European Distribution Corp. (1,2)                              27,100        1,576,949
Constellation Brands, Inc., Cl. A (1)                                  77,700        1,372,959
Hansen Natural Corp. (1,2)                                             18,500          653,050
Molson Coors Brewing Co., Cl. B                                        18,200          956,774
Pepsi Bottling Group, Inc. (The)                                        8,200          278,062

                  4 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
BEVERAGES CONTINUED
PepsiAmericas, Inc.                                                     7,700    $     196,581
                                                                                 -------------
                                                                                     5,348,139
FOOD & STAPLES RETAILING -- 0.8%
Arden Group, Inc., Cl. A (2)                                            1,505          215,215
BJ's Wholesale Club, Inc. (1)                                          52,200        1,863,018
Casey's General Stores, Inc.                                           79,000        1,785,400
China Nepstar Chain Drugstore Ltd., ADR (1)                             3,130           42,568
Ingles Markets, Inc., Cl. A                                            17,200          422,948
Longs Drug Stores, Inc.                                                22,300          946,858
Nash Finch Co. (2)                                                     18,400          625,232
Performance Food Group Co. (1)                                         34,700        1,133,996
PriceSmart, Inc. (2)                                                    6,500          180,115
Spartan Stores, Inc.                                                    2,100           43,785
SUPERVALU, Inc.                                                        10,700          320,786
                                                                                 -------------
                                                                                     7,579,921
FOOD PRODUCTS -- 1.1%
Agria Corp., ADR (1,2)                                                  9,000           75,150
Cal-Maine Foods, Inc. (2)                                              21,800          727,684
Chiquita Brands International, Inc. (1,2)                              87,600        2,024,436
Darling International, Inc. (1,2)                                     157,900        2,044,805
Flowers Foods, Inc. (2)                                                91,750        2,270,813
Fresh Del Monte Produce, Inc. (1)                                      58,300        2,122,120
Green Mountain Coffee, Inc. (1,2)                                      16,700          528,555
Hormel Foods Corp.                                                      4,400          183,304
Imperial Sugar Co. (2)                                                 11,700          220,194
Reddy Ice Holdings, Inc.                                               12,800          166,784
                                                                                 -------------
                                                                                    10,363,845
HOUSEHOLD PRODUCTS -- 0.1%
WD-40 Co.                                                              14,886          494,960
PERSONAL PRODUCTS -- 0.5%
Alberto-Culver Co.                                                      6,400          175,424
American Oriental Bioengineering, Inc. (1,2)                          160,900        1,303,290
Chattem, Inc. (1,2)                                                    31,000        2,056,540
Elizabeth Arden, Inc. (1,2)                                            21,000          418,950
Herbalife Ltd.                                                          7,200          342,000
NBTY, Inc. (1)                                                         20,900          625,955
Nu Skin Asia Pacific, Inc., Cl. A (2)                                   4,000           72,080
                                                                                 -------------
                                                                                     4,994,239
TOBACCO -- 0.5%
Alliance One International, Inc. (1,2)                                  8,500           51,340
Universal Corp. (2)                                                    47,400        3,106,122
Vector Group Ltd. (2)                                                  53,595          942,736
                                                                                 -------------
                                                                                     4,100,198

                  5 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
ENERGY -- 6.8%
ENERGY EQUIPMENT & SERVICES -- 3.3%
Atwood Oceanics, Inc. (1,2)                                            15,000    $   1,375,800
Basic Energy Services, Inc. (1,2)                                       3,100           68,448
Bolt Technology Corp. (1)                                                 600           11,058
Bristow Group, Inc. (1,2)                                               3,200          171,744
Dawson Geophysical Co. (1,2)                                            7,500          506,250
Dresser-Rand Group, Inc. (1)                                           14,300          439,725
Dril-Quip, Inc. (1)                                                    41,500        1,928,505
ENGlobal Corp. (1,2)                                                    7,400           63,270
ENSCO International, Inc.                                              33,265        2,083,054
Exterran Holdings, Inc. (1)                                            15,800        1,019,732
FMC Technologies, Inc. (1)                                             32,700        1,860,303
Global Industries Ltd. (1)                                             72,400        1,164,916
Grey Wolf, Inc. (1,2)                                                  25,500          172,890
Gulf Island Fabrication, Inc.                                          13,800          396,336
Gulfmark Offshore, Inc. (1,2)                                          37,800        2,068,416
Helix Energy Solutions Group, Inc. (1)                                  3,800          119,700
Hornbeck Offshore Services, Inc. (1,2)                                 24,300        1,109,781
Matrix Service Co. (1)                                                 11,500          197,570
NATCO Group, Inc., Cl. A (1,2)                                         44,000        2,057,000
Newpark Resources, Inc. (1,2)                                          28,600          145,860
Oil States International, Inc. (1,2)                                   69,800        3,127,738
Patterson-UTI Energy, Inc.                                             62,800        1,644,104
Rowan Cos., Inc. (2)                                                   28,100        1,157,158
Seacor Holdings, Inc. (1)                                              26,000        2,219,360
Superior Energy Services, Inc. (1)                                      8,200          324,884
T-3 Energy Services, Inc. (1,2)                                        14,300          608,608
Technicoil Corp. (1)                                                    7,100            5,119
Technicoil Corp. (1)                                                  126,700           91,342
Tidewater, Inc.                                                        26,000        1,432,860
Trico Marine Services, Inc. (1)                                         3,900          151,983
Union Drilling, Inc. (1,2)                                              6,100          106,689
Unit Corp. (1)                                                         16,300          923,395
Willbros Group, Inc. (1,2)                                             51,000        1,560,600
                                                                                 -------------
                                                                                    30,314,198
OIL, GAS & CONSUMABLE FUELS -- 3.5%
Alberta Clipper Energy, Inc. (1)                                        3,287            7,686
Alon USA Energy, Inc. (2)                                               4,600           69,966
Alpha Natural Resources, Inc. (1)                                     100,800        4,378,752
Arena Resources, Inc. (1)                                              20,400          789,684
Berry Petroleum Co., Cl. A (2)                                         24,500        1,139,005
Bill Barrett Corp. (1,2)                                               25,000        1,181,250
Bois d'Arc Energy, Inc. (1,2)                                          39,900          857,451

                  6 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Brigham Exploration Co. (1,2)                                          19,500    $     118,365
Cabot Oil & Gas Corp., Cl. A                                            7,600          386,384
Callon Petroleum Co. (1)                                                6,000          108,540
Celtic Exploration Ltd. (1)                                             2,800           42,227
Cimarex Energy Co.                                                     17,900          979,846
Comstock Resources, Inc. (1,2)                                          2,500          100,750
Concho Resources, Inc. (1)                                             13,000          333,320
Contango Oil & Gas Co. (1,2)                                            5,300          342,433
Continental Resources, Inc. (1)                                        10,800          344,412
Delphi Energy Corp. (1)                                                 3,700            7,606
Forest Oil Corp. (1)                                                    2,500          122,400
Foundation Coal Holdings, Inc.                                         29,500        1,484,735
Frontier Oil Corp.                                                     51,600        1,406,616
Galleon Energy, Inc., Cl. A (1)                                         5,050           72,814
Galleon Energy, Inc., Subscription Receipts (1)                        11,250          162,210
Golar LNG Ltd.                                                          5,300           96,831
Gulfport Energy Corp. (1,2)                                             1,700           18,020
Holly Corp.                                                            28,200        1,224,162
James River Coal Co. (1)                                               22,800          399,456
Jura Energy Corp. (1)                                                 110,300           43,789
Mariner Energy, Inc. (1,2)                                             98,100        2,649,681
Massey Energy Co.                                                      85,900        3,135,350
Midnight Oil Exploration Ltd. (1)                                      45,050           56,398
Midnight Oil Exploration Ltd. (1,3)                                    13,900           17,401
Noble Energy, Inc.                                                      3,200          232,960
Paramount Resources Ltd., Cl. A (1)                                     4,500           66,988
Petrohawk Energy Corp. (1)                                             80,700        1,627,719
PetroQuest Energy, Inc. (1,2)                                          46,500          806,310
Plains Exploration & Production Co. (1)                                 5,700          302,898
Redstar Oil & Gas, Inc. (1)                                            35,955           24,870
Rosetta Resources, Inc. (1,2)                                          40,800          802,536
Stone Energy Corp. (1)                                                 53,700        2,809,047
Swift Energy Co. (1,2)                                                  2,500          112,475
Tristar Oil & Gas Ltd. (1)                                              4,800           67,619
Tusk Energy Corp. (1)                                                  43,812           72,561
Tusk Energy Corp. (1,4)                                                21,300           35,277
Tusk Energy Corp. (1)                                                  77,900          129,017
VAALCO Energy, Inc. (1,2)                                              31,700          157,549
Vero Energy, Inc. (1)                                                   5,582           41,602
W&T Offshore, Inc. (2)                                                 59,900        2,043,189
Warren Resources, Inc. (1,2)                                           12,100          143,627
Whiting Petroleum Corp. (1)                                             3,900          252,135
                                                                                 -------------
                                                                                    31,805,919

                  7 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
FINANCIALS -- 12.5%
CAPITAL MARKETS -- 1.7%
Apollo Investment Corp. (2)                                            53,700    $     850,071
Ares Capital Corp. (2)                                                 14,800          186,036
Calamos Asset Management, Inc., Cl. A (2)                              16,500          268,620
FCStone Group, Inc. (1)                                                33,300          922,410
GAMCO Investors, Inc., Cl. A (2)                                       27,400        1,379,864
GFI Group, Inc. (2)                                                     9,300          532,890
Greenhill & Co., Inc. (2)                                               6,400          445,184
Invesco Ltd.                                                           91,900        2,238,684
Janus Capital Group, Inc.                                              69,000        1,605,630
Knight Capital Group, Inc., Cl. A (1,2)                               146,300        2,375,912
Lazard Ltd., Cl. A                                                     10,600          404,920
Legg Mason, Inc.                                                        7,000          391,860
MCG Capital Corp. (2)                                                  13,600          123,624
NGP Capital Resources Co. (2)                                           2,600           42,692
optionsXpress Holdings, Inc. (2)                                       94,600        1,959,166
Prospect Capital Corp. (2)                                              1,400           21,308
Raymond James Financial, Inc. (2)                                      35,600          818,088
SWS Group, Inc. (2)                                                    10,850          132,696
Tradestation Group, Inc. (1,2)                                         36,600          311,832
U.S. Global Investors, Inc., Cl. A  (2)                                23,500          318,190
W.P. Carey & Co. LLC                                                    2,100           62,937
Waddell & Reed Financial, Inc., Cl. A                                  13,700          440,181
                                                                                 -------------
                                                                                    15,832,795
COMMERCIAL BANKS -- 0.4%
Amcore Financial, Inc. (2)                                              1,700           34,595
Cascade Bancorp (2)                                                     2,500           23,900
City Holding Co. (2)                                                   11,600          462,840
Community Bank System, Inc. (2)                                        19,400          476,464
First Merchants Corp. (2)                                               5,500          156,970
First Security Group, Inc.                                             14,800          134,384
FirstMerit Corp. (2)                                                    7,700          159,082
Independent Bank Corp., Massachusetts  (2)                              3,200           94,560
NBT Bancorp, Inc. (2)                                                  12,300          273,060
Oriental Financial Group, Inc. (2)                                     17,800          350,838
Pacific Capital Bancorp  (2)                                           22,500          483,750
Porter Bancorp, Inc.                                                    2,400           43,776
Renasant Corp. (2)                                                        700           15,750
Sterling Financial Corp., Eastern US (1,2)                              2,600           45,370
Susquehanna Bancshares, Inc. (2)                                       12,300          250,551
WesBanco, Inc. (2)                                                     14,000          345,940
                                                                                 -------------
                                                                                     3,351,830
CONSUMER FINANCE -- 0.4%
Advanta Corp., Cl. B (2)                                               62,850          441,836

                  8 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
CONSUMER FINANCE CONTINUED
Cash America International, Inc. (2)                                   24,800    $     902,720
Discover Financial Services                                            83,000        1,358,710
World Acceptance Corp. (1,2)                                           13,900          442,715
                                                                                 -------------
                                                                                     3,145,981
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Asset Acceptance Capital Corp. (2)                                     24,100          232,083
Financial Federal Corp. (2)                                             8,100          176,661
Interactive Brokers Group, Inc., Cl. A  (1,2)                          28,800          739,296
MarketAxess Holdings, Inc. (1,2)                                       26,300          261,422
NASDAQ OMX Group, Inc. (The) (1)                                       42,600        1,646,916
Portfolio Recovery Associates, Inc. (2)                                17,400          746,286
                                                                                 -------------
                                                                                     3,802,664
INSURANCE -- 6.8%
Alfa Corp.                                                              5,500          120,890
Alleghany Corp. (1)                                                     1,020          348,330
Allied World Assurance Holdings Ltd.                                   10,200          404,940
American Equity Investment Life Holding Co. (2)                         6,100           56,608
American Physicians Capital, Inc.                                      16,150          748,714
Amerisafe, Inc. (1)                                                    27,200          343,808
AmTrust Financial Services, Inc. (2)                                   64,000        1,037,440
Arch Capital Group Ltd. (1)                                            17,200        1,181,124
Argo Group International Holdings Ltd. (1,2)                           19,590          695,837
Aspen Insurance Holdings Ltd.                                          49,700        1,311,086
Assurant, Inc.                                                         37,300        2,270,078
Assured Guaranty Ltd. (2)                                              80,700        1,915,818
Axis Capital Holdings Ltd.                                             46,100        1,566,478
Berkley (W.R.) Corp.                                                   55,400        1,534,026
Cincinnati Financial Corp.                                             19,000          722,760
CNA Financial Corp.                                                    23,500          606,065
CNA Surety Corp. (1,2)                                                 27,600          424,488
Commerce Group, Inc. (The)                                             22,287          803,669
Conseco, Inc. (1)                                                       8,800           89,760
Darwin Professional Underwriters, Inc. (1,2)                            5,300          119,197
Delphi Financial Group, Inc., Cl. A                                    64,550        1,886,797
Donegal Group, Inc., Cl. A (2)                                          1,166           20,288
eHealth, Inc. (1,2)                                                    14,800          326,636
EMC Insurance Group, Inc. (2)                                           1,400           37,646
Employers Holdings, Inc.                                                2,200           40,788
Endurance Specialty Holdings Ltd.                                      33,800        1,237,080
Erie Indemnity Co., Cl. A                                               1,700           87,023
Everest Re Group Ltd.                                                  18,400        1,647,352
FBL Financial Group, Inc., Cl. A                                       27,600          786,324
Fidelity National Title Group, Inc., Cl. A                             90,000        1,649,700
First American Corp. (The) (2)                                         44,800        1,520,512
FPIC Insurance Group, Inc. (1,2)                                        8,800          414,832

                  9 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
INSURANCE CONTINUED
Genworth Financial, Inc., Cl. A                                        95,500    $   2,162,120
Hallmark Financial Services, Inc. (1,2)                                11,000          122,760
Harleysville Group, Inc.                                               17,500          631,575
HCC Insurance Holdings, Inc.                                           35,400          803,226
Hilb, Rogal & Hamilton Co. (2)                                          7,800          245,466
Horace Mann Educators Corp.                                            27,600          482,448
Infinity Property & Casualty Corp.                                     10,700          445,120
IPC Holdings Ltd. (2)                                                  52,800        1,478,400
Life Partners Holdings, Inc. (2)                                          700           12,915
Markel Corp. (1,2)                                                        300          131,991
Max Capital Group Ltd. (2)                                             90,100        2,359,719
Meadowbrook Insurance Group, Inc. (2)                                   5,500           42,955
Mercury General Corp. (2)                                              13,900          615,909
Midland Co. (The)                                                       9,900          642,807
National Financial Partners Corp.                                      29,100          653,877
National Interstate Corp. (2)                                          10,600          247,510
National Western Life Insurance Co., Cl. A  (2)                           600          130,074
Nationwide Financial Services, Inc., Cl. A                             14,900          704,472
Navigators Group, Inc. (The) (1)                                       21,400        1,164,160
Odyssey Re Holdings Corp. (2)                                          16,800          617,400
OneBeacon Insurance Group Ltd. (2)                                      2,800           53,256
Partnerre Holdings Ltd.                                                19,900        1,518,370
Philadelphia Consolidated Holding Co. (1)                              25,600          824,320
Phoenix Cos., Inc. (The) (2)                                           76,500          934,065
Platinum Underwriters Holdings Ltd.                                    46,900        1,522,374
Presidential Life Corp. (2)                                               700           12,208
ProAssurance Corp. (1,2)                                               38,000        2,045,540
ProCentury Corp.                                                       12,000          216,000
Protective Life Corp.                                                  18,700          758,472
Reinsurance Group of America, Inc.                                     17,700          963,588
RenaissanceRe Holdings Ltd.                                            27,400        1,422,334
RLI Corp. (2)                                                          32,000        1,586,240
Safeco Corp.                                                           33,500        1,469,980
Safety Insurance Group, Inc.                                              400           13,652
Seabright Insurance Holdings, Inc. (1,2)                               23,200          341,736
Selective Insurance Group, Inc. (2)                                    42,100        1,005,348
StanCorp Financial Group, Inc.                                         29,000        1,383,590
Torchmark Corp.                                                        28,400        1,707,124
Tower Group, Inc.                                                       2,300           57,891
Transatlantic Holdings, Inc.                                            5,200          345,020
United America Indemnity Ltd., Cl. A  (1)                              45,306          872,594
United Fire & Casualty Co. (2)                                          6,800          254,320
Universal Insurance Holdings, Inc. (2)                                  3,000           11,340
UnumProvident Corp.                                                    80,000        1,760,800
Wesco Financial Corp.                                                     100           40,400
White Mountains Insurance Group Ltd.                                      800          384,000

                 10 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
INSURANCE CONTINUED
XL Capital Ltd., Cl. A                                                 24,900    $     735,795
                                                                                 -------------
                                                                                    61,891,355
REAL ESTATE INVESTMENT TRUSTS -- 2.6%
Acadia Realty Trust (2)                                                 2,500           60,375
Agree Realty Corp. (2)                                                  9,400          258,030
Alexander's, Inc. (1,2)                                                   200           70,900
Alexandria Real Estate Equities, Inc. (2)                               6,700          621,224
Arbor Realty Trust, Inc. (2)                                            7,300          110,084
Ashford Hospitality Trust (2)                                          49,600          281,728
Associated Estates Realty Corp. (2)                                     5,800           66,352
BioMed Realty Trust, Inc. (2)                                           1,500           35,835
Brandywine Realty Trust                                                19,314          327,565
Capital Trust, Cl. A (2)                                                5,200          140,140
CBL & Associates Properties, Inc.                                      19,600          461,188
Cedar Shopping Centers, Inc.                                           10,100          117,968
Colonial Properties Trust (2)                                           4,854          116,739
Corporate Office Properties Trust (2)                                   8,400          282,324
DCT Industrial Trust, Inc. (2)                                            300            2,988
DiamondRock Hospitality Co. (2)                                        44,600          565,082
Digital Realty Trust, Inc. (2)                                         29,800        1,057,900
EastGroup Properties, Inc. (2)                                          7,100          329,866
Entertainment Properties Trust (2)                                     14,800          730,084
Equity Lifestyle Properties, Inc. (2)                                   7,800          385,086
Equity One, Inc. (2)                                                   23,600          565,692
FelCor Lodging Trust, Inc.                                             47,000          565,410
First Industrial Realty Trust, Inc. (2)                                35,400        1,093,506
Glimcher Realty Trust (2)                                               4,900           58,604
Gramercy Capital Corp. (2)                                              6,200          129,766
Hersha Hospitality Trust (2)                                           10,500           94,815
Highwoods Properties, Inc.                                             23,100          717,717
Home Properties of New York, Inc. (2)                                   6,300          302,337
Inland Real Estate Corp. (2)                                           45,700          695,097
Kite Realty Group Trust (2)                                            12,700          177,800
LaSalle Hotel Properties (2)                                           11,800          339,014
Lexington Realty Trust (2)                                             24,100          347,281
LTC Properties, Inc. (2)                                               13,700          352,227
Medical Properties Trust, Inc. (2)                                      5,900           66,788
Mid-America Apartment Communities, Inc. (2)                             8,300          413,672
National Health Investors, Inc. (2)                                     5,800          181,250
National Retail Properties, Inc. (2)                                   36,600          807,030
Nationwide Health Properties, Inc. (2)                                 58,100        1,960,875
Omega Healthcare Investors, Inc. (2)                                   34,100          591,976
Parkway Properties, Inc. (2)                                           10,700          395,472

                 11 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
Pennsylvania Real Estate Investment Trust (2)                          24,100    $     587,799
PS Business Parks, Inc.                                                 9,600          498,240
RAIT Financial Trust (2)                                               24,400          169,336
Ramco-Gershenson Properties Trust (2)                                  10,100          213,211
Realty Income Corp. (2)                                                42,200        1,081,164
Redwood Trust, Inc. (2)                                                 7,900          287,165
Resource Capital Corp. (2)                                              2,000           15,140
Saul Centers, Inc. (2)                                                  4,100          205,984
Senior Housing Properties Trust(2)                                     49,200        1,166,040
Sovran Self Storage, Inc. (2)                                           5,800          247,718
Strategic Hotels & Resorts, Inc. (2)                                   26,200          344,006
Sunstone Hotel Investors, Inc.                                         31,100          497,911
Tanger Factory Outlet Centers, Inc. (2)                                23,900          919,433
Taubman Centers, Inc.                                                  11,000          573,100
Washington Real Estate Investment Trust(2)                             12,900          431,118
                                                                                 -------------
                                                                                    23,115,152
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Jones Lang LaSalle, Inc.                                               12,400          959,016
THRIFTS & MORTGAGE FINANCE -- 0.1%
Dime Community Bancshares, Inc.                                         4,200           73,416
Encore Bancshares, Inc. (1)                                             8,400          147,000
Federal Agricultural Mortgage Corp., Non-Vtg. (2)                       4,300          112,230
First Niagara Financial Group, Inc. (2)                                40,000          543,600
PMI Group, Inc. (The) (2)                                               7,700           44,814
Provident New York Bancorp (2)                                         10,900          147,150
TierOne Corp.                                                          11,000          124,080
WSFS Financial Corp. (2)                                                2,000           98,560
                                                                                 -------------
                                                                                     1,290,850
HEALTH CARE -- 9.3%
BIOTECHNOLOGY -- 1.1%
Acorda Therapeutics, Inc. (1)                                           1,800           32,310
Alexion Pharmaceuticals, Inc. (1,2)                                     6,000          355,800
Alnylam Pharmaceuticals, Inc. (1,2)                                    36,900          900,360
Applera Corp./Celera Genomics Group (1)                                19,500          286,650
BioMarin Pharmaceutical, Inc. (1,2)                                     9,600          339,552
Cepheid, Inc. (1)                                                       6,400          156,096
Cubist Pharmaceuticals, Inc. (1)                                       66,600        1,226,772
CytRx Corp. (1,2)                                                      63,700           73,255
Enzon Pharmaceuticals, Inc. (1,2)                                      25,600          235,776
Halozyme Therapeutics, Inc. (1,2)                                      15,600           99,216
Incyte Corp. (1,2)                                                      9,600          100,896
Isis Pharmaceuticals, Inc. (1,2)                                       37,800          533,358
Martek Biosciences Corp. (1)                                           36,819        1,125,557

                 12 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
BIOTECHNOLOGY CONTINUED
Millennium Pharmaceuticals, Inc. (1)                                   67,500    $   1,043,550
Onyx Pharmaceuticals, Inc. (1)                                         11,600          336,748
OSI Pharmaceuticals, Inc. (1,2)                                        46,800        1,749,852
Regeneron Pharmaceuticals, Inc. (1,2)                                  24,400          468,236
RXi Pharmaceuticals Corp. (1,2)                                         4,285           40,708
Savient Pharmaceuticals, Inc. (1,2)                                    14,300          286,000
Seattle Genetics, Inc. (1,2)                                           27,300          248,430
United Therapeutics Corp. (1)                                           2,500          216,750
XOMA Ltd. (1)                                                          69,400          179,746
                                                                                 -------------
                                                                                    10,035,618
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Abaxis, Inc. (1,2)                                                     23,900          553,763
Analogic Corp. (2)                                                     30,000        1,996,200
ArthroCare Corp. (1,2)                                                 10,800          360,180
ConMed Corp. (1)                                                       29,600          758,944
Cynosure, Inc., Cl. A (1)                                              11,300          240,690
Datascope Corp. (2)                                                    13,800          571,734
Dentsply International, Inc.                                            2,500           96,500
Edwards Lifesciences Corp. (1)                                         15,900          708,345
Hologic, Inc. (1)                                                      32,900        1,829,240
Intuitive Surgical, Inc. (1)                                            6,200        2,010,970
Invacare Corp. (2)                                                      2,600           57,928
Inverness Medical Innovations, Inc. (1,2)                              25,587          770,169
IRIS International, Inc. (1,2)                                         14,600          193,742
Kensey Nash Corp. (1,2)                                                 3,700          107,115
Meridian Bioscience, Inc. (2)                                          63,404        2,119,596
Merit Medical Systems, Inc. (1,2)                                      12,800          202,624
Orthofix International NV (1,2)                                         5,700          226,689
Quidel Corp. (1,2)                                                     38,100          611,886
RTI Biologics, Inc. (1)                                                 2,200           20,790
Somanetics Corp. (1,2)                                                 11,300          175,941
SonoSite, Inc. (1,2)                                                   11,500          326,945
Steris Corp. (2)                                                       78,600        2,108,838
                                                                                 -------------
                                                                                    16,048,829
HEALTH CARE PROVIDERS & SERVICES -- 3.2%
Air Methods Corp. (1,2)                                                15,900          769,083
Alliance Imaging, Inc. (1,2)                                           46,400          399,040
Amedisys, Inc. (1,2)                                                   29,100        1,144,794
AMERIGROUP Corp. (1)                                                   74,500        2,036,085
AmerisourceBergen Corp.                                                49,200        2,016,216
AmSurg Corp. (1,2)                                                     19,900          471,232
Apria Healthcare Group, Inc. (1)                                       90,500        1,787,375
BioScrip, Inc. (1)                                                     16,500          111,540

                 13 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Centene Corp. (1)                                                      91,700    $   1,278,298
Chemed Corp. (2)                                                       39,600        1,671,120
Chindex International, Inc. (1,2)                                       6,700          252,858
Coventry Health Care, Inc. (1)                                         41,300        1,666,455
Emergency Medical Services LP, Cl. A (1,2)                             36,400          898,716
Hanger Orthopedic Group, Inc. (1)                                       9,400          101,332
Health Net, Inc. (1)                                                   42,300        1,302,840
Healthspring, Inc. (1,2)                                              122,700        1,727,616
HMS Holdings Corp. (1,2)                                               11,600          331,180
Humana, Inc. (1)                                                       28,100        1,260,566
Kindred Healthcare, Inc. (1)                                           22,200          485,514
Landauer, Inc. (2)                                                      4,600          231,564
LCA-Vision, Inc. (2)                                                    2,600           32,500
Lincare Holdings, Inc. (1,2)                                           44,200        1,242,462
Molina Healthcare, Inc. (1,2)                                          58,900        1,438,338
MWI Veterinary Supply, Inc. (1,2)                                         100            3,526
Omnicare, Inc. (2)                                                     52,300          949,768
Owens & Minor, Inc. (2)                                                33,600        1,321,824
Pediatrix Medical Group, Inc. (1)                                       1,300           87,620
Providence Service Corp. (1,2)                                         12,200          366,000
RehabCare Group, Inc. (1)                                              30,000          450,000
Res-Care, Inc. (1,2)                                                   21,900          375,585
Skilled Healthcare Group, Inc., Cl. A (1)                               1,300           14,274
Sun Healthcare Group, Inc. (1,2)                                       27,000          354,780
Tenet Healthcare Corp. (1)                                            242,900        1,374,814
Universal American Corp. (1)                                           24,900          263,940
WellCare Health Plans, Inc. (1,2)                                      16,840          655,918
                                                                                 -------------
                                                                                    28,874,773
HEALTH CARE TECHNOLOGY -- 0.2%
Eclipsys Corp. (1)                                                      6,500          127,465
HLTH Corp. (1)                                                         27,400          261,396
Omnicell, Inc. (1,2)                                                   40,900          822,090
Phase Forward, Inc. (1,2)                                              53,400          912,072
Trizetto Group, Inc. (1)                                                8,600          143,534
                                                                                 -------------
                                                                                     2,266,557
LIFE SCIENCES TOOLS & SERVICES -- 1.7%
Albany Molecular Research, Inc. (1,2)                                  21,100          256,154
Applera Corp./Applied Biosystems Group                                 51,800        1,702,148
Bio-Rad Laboratories, Inc., Cl. A (1)                                   1,400          124,530
Bruker Corp. (1,2)                                                      1,500           23,085
Dionex Corp. (1,2)                                                     30,100        2,317,399
eResearch Technology, Inc. (1)                                         56,500          701,730

                 14 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
LIFE SCIENCES TOOLS & SERVICES CONTINUED
Illumina, Inc. (1,2)                                                   13,300    $   1,009,470
Invitrogen Corp. (1)                                                   23,800        2,034,186
Kendle International, Inc. (1,2)                                       16,700          750,164
Parexel International Corp. (1,2)                                      89,400        2,333,340
PerkinElmer, Inc.                                                      39,500          957,875
Pharmaceutical Product Development, Inc.                                2,600          108,940
Pharmanet Development Group, Inc. (1,2)                                24,700          623,181
Varian, Inc. (1)                                                       44,300        2,565,856
                                                                                 -------------
                                                                                    15,508,058
PHARMACEUTICALS -- 1.3%
Auxilium Pharmaceuticals, Inc. (1,2)                                   12,000          320,880
Bentley Pharmaceuticals, Inc. (1,2)                                     3,500           56,875
BioMimetic Therapeutics, Inc. (1,2)                                     1,200            9,600
Durect Corp. (1)                                                       14,100           74,025
Endo Pharmaceuticals Holdings, Inc. (1)                                57,300        1,371,762
Forest Laboratories, Inc. (1)                                          31,300        1,252,313
K-V Pharmaceutical Co., Cl. A (1,2)                                    12,700          316,992
King Pharmaceuticals, Inc. (1)                                        224,400        1,952,280
Medicis Pharmaceutical Corp., Cl. A (2)                                64,300        1,266,067
Noven Pharmaceuticals, Inc. (1,2)                                       2,300           20,654
Obagi Medical Products, Inc. (1,2)                                     34,200          296,856
Pain Therapeutics, Inc. (1,2)                                          16,100          136,045
Perrigo Co.                                                            15,100          569,723
Pozen, Inc. (1,2)                                                      25,600          265,216
Sciele Pharma, Inc. (1,2)                                              83,200        1,622,400
Valeant Pharmaceuticals International, Inc. (1,2)                      57,454          737,135
Vivus, Inc. (1,2)                                                       8,900           53,667
Xenoport, Inc. (1)                                                     35,200        1,424,544
                                                                                 -------------
                                                                                    11,747,034
INDUSTRIALS -- 18.2%
AEROSPACE & DEFENSE -- 1.9%
AAR Corp. (1,2)                                                        22,300          608,121
Aeroviroment, Inc. (1,2)                                                8,000          163,600
American Science & Engineering, Inc. (2)                                7,300          398,361
Astronics Corp., Cl. B (1)                                                650           12,350
BE Aerospace, Inc. (1)                                                  3,100          108,345
Ceradyne, Inc. (1,2)                                                   45,700        1,460,572
Cubic Corp. (2)                                                        47,600        1,353,268
Curtiss-Wright Corp.                                                   37,800        1,567,944
DRS Technologies, Inc.                                                 51,400        2,995,592
Ducommun, Inc. (1)                                                     16,300          451,021
DynCorp International, Inc., Cl. A (1)                                 78,400        1,307,712
Esterline Technologies Corp. (1)                                       34,300        1,727,691

                 15 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
AEROSPACE & DEFENSE CONTINUED
HEICO Corp. (2)                                                       20,700     $   1,009,125
Ladish Co., Inc. (1,2)                                                 5,000           180,000
Orbital Sciences Corp. (1,2)                                           6,300           151,830
Stanley, Inc. (1,2)                                                   12,200           359,412
Teledyne Technologies, Inc. (1)                                       23,200         1,090,400
TransDigm Group, Inc. (1)                                             20,700           766,935
Triumph Group, Inc. (2)                                               32,300         1,838,839
                                                                                 -------------
                                                                                    17,551,118
AIR FREIGHT & LOGISTICS -- 0.2%
ABX Holdings, Inc. (1,2)                                              29,400            86,436
Atlas Air Worldwide Holdings, Inc. (1,2)                              30,900         1,699,500
Hub Group, Inc., Cl. A (1)                                               700            23,023
Pacer International, Inc.                                             23,300           382,819
                                                                                 -------------
                                                                                     2,191,778
AIRLINES -- 1.0%
Allegiant Travel Co. (1,2)                                            11,400           301,188
AMR Corp. (1,2)                                                       50,100           451,902
Continental Airlines, Inc., Cl. B (1)                                 64,700         1,244,181
Copa Holdings SA, Cl. A                                                5,700           217,227
Delta Air Lines, Inc. (1)                                             29,100           250,260
Northwest Airlines Corp. (1)                                         104,100           935,859
Pinnacle Airlines Corp. (1,2)                                         25,200           219,996
Republic Airways Holdings, Inc. (1)                                   56,000         1,212,960
SkyWest, Inc.                                                         55,200         1,165,824
Southwest Airlines Co.                                               105,500         1,308,200
UAL Corp.                                                             40,800           878,424
US Airways Group, Inc. (1,2)                                          80,200           714,582
                                                                                 -------------
                                                                                     8,900,603
BUILDING PRODUCTS -- 0.4%
Aaon, Inc. (2)                                                         6,600           132,198
Ameron International Corp. (2)                                         4,800           448,944
Apogee Enterprises, Inc. (2)                                          18,600           286,440
Lennox International, Inc.                                            41,700         1,499,949
Owens Corning, Inc. (1,2)                                              8,700           157,731
USG Corp. (1,2)                                                       21,300           784,266
                                                                                 -------------
                                                                                     3,309,528
COMMERCIAL SERVICES & SUPPLIES -- 4.9%
ABM Industries, Inc. (2)                                              38,700           868,428
Acco Brands Corp. (1,2)                                               14,400           195,408
Administaff, Inc. (2)                                                 54,000         1,274,940
Advisory Board Co. (The) (1,2)                                        15,800           868,052
American Ecology Corp. (2)                                            13,200           334,356
Bowne & Co., Inc. (2)                                                 37,300           568,825

                 16 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Casella Waste Systems, Inc., Cl. A (1,2)                                6,400    $      69,952
CBIZ, Inc. (1,2)                                                       43,900          356,468
CDI Corp. (2)                                                          13,907          348,370
ChoicePoint, Inc. (1,2)                                                45,900        2,184,840
Comfort Systems USA, Inc. (2)                                          49,100          638,791
COMSYS IT Partners, Inc. (1)                                           23,500          198,810
Consolidated Graphics, Inc. (1)                                         7,300          409,165
Copart, Inc. (1)                                                        9,600          372,096
Cornell Corrections, Inc. (1,2)                                        25,700          577,222
CRA International, Inc. (1,2)                                           9,700          311,758
Deluxe Corp.                                                           96,000        1,844,160
EnergySolutions, Inc. (2)                                               3,600           82,584
Ennis, Inc. (2)                                                        18,500          310,430
Exponent, Inc. (1)                                                     22,880          751,379
FTI Consulting, Inc. (1)                                               14,197        1,008,555
G&K Services, Inc., Cl. A                                               6,500          231,465
GeoEye, Inc. (1,2)                                                     24,900          647,151
Heidrick & Struggles International, Inc. (2)                           19,660          639,540
Hill International, Inc. (1,2)                                          3,200           40,032
HNI Corp. (2)                                                           6,900          185,541
Hudson Highland Group, Inc. (1)                                        21,800          184,646
ICF International, Inc. (1)                                            18,500          370,925
IHS, Inc., Cl. A (1)                                                   21,200        1,363,372
Ikon Office Solutions, Inc.                                            41,215          313,234
Innerworkings, Inc. (1)                                                19,200          269,376
Interface, Inc., Cl. A (2)                                            110,400        1,551,120
Knoll, Inc. (2)                                                        92,600        1,068,604
Korn-Ferry International (1)                                           83,200        1,406,080
Layne Christensen Co. (1)                                              30,500        1,068,110
Learning Tree International, Inc. (1)                                   2,700           37,854
LECG Corp. (1,2)                                                        2,200           20,592
Manpower, Inc.                                                         27,700        1,558,402
Metalico, Inc. (1,2)                                                   37,900          371,799
Miller (Herman), Inc. (2)                                              84,800        2,083,536
Mine Safety Appliances Co. (2)                                         11,200          461,328
Navigant Consulting, Inc. (1,2)                                        11,500          218,270
PHH Corp. (1)                                                          14,600          254,478
Pike Electric Corp. (1,2)                                              10,506          146,349
Resources Connection, Inc.                                             23,100          412,797
Robert Half International, Inc.                                        58,100        1,495,494
Rollins, Inc. (2)                                                      73,500        1,300,215
RSC Holdings, Inc. (1,2)                                               11,600          126,440
School Specialty, Inc. (1,2)                                            6,800          214,472

                 17 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Spherion Corp. (1,2)                                                   84,600    $     517,752
Standard Parking Corp. (1)                                              1,000           20,960
Steelcase, Inc., Cl. A (2)                                            113,500        1,255,310
Team, Inc. (1,2)                                                       17,000          464,100
TeleTech Holdings, Inc. (1,2)                                          56,700        1,273,482
Tetra Tech, Inc. (1,2)                                                 17,900          349,229
TrueBlue, Inc. (1,2)                                                   95,100        1,278,144
United Stationers, Inc.(1,2)                                           44,388        2,117,308
Viad Corp. (2)                                                         49,000        1,764,490
Volt Information Sciences, Inc. (1,2)                                  14,850          251,856
VSE Corp. (2)                                                             800           22,584
Waste Connections, Inc. (1,2)                                          39,850        1,224,989
Waste Industries USA, Inc. (2)                                          5,700          206,055
Watson Wyatt & Co. Holdings                                            39,100        2,218,925
                                                                                 -------------
                                                                                    44,580,995
CONSTRUCTION & ENGINEERING -- 1.1%
Aecom Technology Corp. (1)                                              7,000          182,070
Baker (Michael) Corp. (1)                                              15,900          357,114
Chicago Bridge & Iron Co. NV (2)                                       27,400        1,075,176
EMCOR Group, Inc. (1,2)                                               102,700        2,280,967
Granite Construction, Inc.                                             12,400          405,604
Integrated Electrical Services, Inc. (1,2)                             16,300          256,073
KBR, Inc.                                                              51,100        1,417,003
Northwest Pipe Co. (1,2)                                                5,300          225,197
Perini Corp. (1)                                                       56,300        2,039,749
Shaw Group, Inc. (The) (1)                                             32,400        1,527,336
URS Corp. (1)                                                          21,010          686,817
                                                                                 -------------
                                                                                    10,453,106
ELECTRICAL EQUIPMENT -- 2.3%
Acuity Brands, Inc. (2)                                                63,300        2,718,735
AZZ, Inc. (1,2)                                                        14,300          508,794
Belden, Inc. (2)                                                       53,000        1,871,960
Brady Corp., Cl. A (2)                                                  2,800           93,604
Cooper Industries Ltd., Cl. A                                          10,300          413,545
Day4 Energy, Inc. (1)                                                  82,300          372,032
Encore Wire Corp. (2)                                                   3,500           63,735
Evergreen Solar, Inc. (1,2)                                            93,500          866,745
GrafTech International Ltd. (1,2)                                     195,500        3,169,055
II-VI, Inc. (1,2)                                                       9,000          341,820
LSI Industries, Inc.                                                   27,800          367,238
Plug Power, Inc. (1,2)                                                  6,500           20,215
Powell Industries, Inc. (1,2)                                          10,200          401,574
Regal-Beloit Corp. (2)                                                 47,400        1,736,262

                 18 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
ELECTRICAL EQUIPMENT CONTINUED
Rockwell Automation, Inc.                                              10,900    $     625,878
Roper Industries, Inc.                                                 20,600        1,224,464
Smith (A.O.) Corp. (2)                                                 41,900        1,377,253
Superior Essex, Inc. (1)                                               15,900          447,108
Thomas & Betts Corp. (1)                                               22,300          811,051
Vicor Corp. (2)                                                        18,600          222,084
Woodward Governor Co.                                                 106,800        2,853,696
                                                                                 -------------
                                                                                    20,506,848
INDUSTRIAL CONGLOMERATES -- 0.4%
Carlisle Cos., Inc.                                                     6,600          220,704
Raven Industries, Inc. (2)                                             10,000          303,000
Teleflex, Inc.                                                         26,000        1,240,460
Tredegar Corp. (2)                                                      2,600           47,346
Walter Industries, Inc.                                                29,400        1,841,322
                                                                                 -------------
                                                                                     3,652,832
MACHINERY -- 5.0%
Actuant Corp., Cl. A (2)                                               87,200        2,634,312
AGCO Corp. (1)                                                         20,400        1,221,552
Ampco-Pittsburgh Corp. (2)                                             17,100          735,129
Astec Industries, Inc. (1,2)                                           37,180        1,441,097
Axsys Technologies, Inc. (1)                                           12,200          608,536
Badger Meter, Inc. (2)                                                 18,220          787,104
Barnes Group, Inc. (2)                                                 77,300        1,774,035
Blount International, Inc. (1,2)                                       34,000          420,580
Briggs & Stratton Corp. (2)                                            16,600          297,140
Bucyrus International, Inc., Cl. A (2)                                  6,900          701,385
Cascade Corp. (2)                                                       3,646          179,784
Chart Industries, Inc. (1)                                             15,900          538,056
CIRCOR International, Inc. (2)                                         20,500          948,125
Columbus McKinnon Corp. (1,2)                                          23,200          718,736
Crane Co.                                                              18,200          734,370
Cummins, Inc.                                                          29,200        1,367,144
Dynamic Materials Corp. (2)                                             9,500          410,400
EnPro Industries, Inc. (1,2)                                           44,700        1,394,193
ESCO Technologies, Inc. (1,2)                                          20,400          810,288
Flowserve Corp.                                                         3,100          323,578
Freightcar America, Inc.                                                2,500           85,750
Gardner Denver, Inc. (1)                                               72,500        2,689,750
Gorman-Rupp Co. (The) (2)                                              10,943          359,915
Hardinge, Inc. (2)                                                      2,200           30,272
Hurco Cos., Inc. (1,2)                                                 13,100          612,818
IDEX Corp.                                                             30,000          920,700
Ingersoll-Rand Co. Ltd., Cl. A                                         53,600        2,389,488
ITT Corp.                                                              17,400          901,494

                 19 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
MACHINERY CONTINUED
Joy Global, Inc.                                                        2,600    $     169,416
Kadant, Inc. (1)                                                       21,300          625,794
L.B. Foster Co., Cl. A (1,2)                                           15,800          680,348
Lindsay Manufacturing Co. (2)                                          16,400        1,680,508
McCoy Corp. (3)                                                        46,600          191,585
Middleby Corp. (The) (1,2)                                             21,000        1,310,190
Mueller Industries, Inc.                                               64,100        1,849,285
NACCO Industries, Inc., Cl. A (2)                                       1,700          137,598
Nordson Corp.                                                          11,700          630,045
Pentair, Inc.                                                          27,100          864,490
RBC Bearings, Inc. (1,2)                                               17,500          649,775
Robbins & Myers, Inc.                                                  73,800        2,409,570
SPX Corp.                                                              22,800        2,391,720
Sun Hydraulics Corp. (2)                                               20,750          607,353
Tecumseh Products Co., Cl. A (1)                                       27,700          849,836
Tennant Co. (2)                                                        23,300          927,573
Timken Co.                                                             16,600          493,352
Titan International, Inc. (2)                                          14,200          434,662
Toro Co. (The) (2)                                                     36,100        1,494,179
Twin Disc, Inc. (2)                                                     5,300           83,846
Watts Water Technologies, Inc., Cl. A (2)                              25,000          700,750
                                                                                 -------------
                                                                                    45,217,606
MARINE -- 0.1%
Excel Maritime Carriers Ltd. (2)                                       32,200          945,070
Star Bulk Carriers Corp. (2)                                           15,200          173,584
TBS International Ltd., Cl. A (1,2)                                     6,600          199,320
                                                                                 -------------
                                                                                     1,317,974
ROAD & RAIL -- 0.2%
Ryder Systems, Inc.                                                    22,700        1,382,657
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
Applied Industrial Technologies, Inc. (2)                              72,775        2,175,245
Houston Wire & Cable Co. (2)                                            3,300           52,866
Kaman Corp. (2)                                                         5,900          166,911
NuCo2, Inc. (1)                                                         7,100          197,167
Rush Enterprises, Inc., Cl. A (1,2)                                     8,500          134,640
UAP Holding Corp. (2)                                                  43,800        1,679,292
United Rentals, Inc. (1)                                               97,000        1,827,480
                                                                                 -------------
                                                                                     6,233,601
TRANSPORTATION INFRASTRUCTURE -- 0.0%
CAI International, Inc. (1)                                            28,600          367,796
INFORMATION TECHNOLOGY -- 25.0%
AEROSPACE & DEFENSE -- 0.0%
Taser International, Inc. (1,2)                                        44,700          420,180

                 20 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
COMMUNICATIONS EQUIPMENT -- 2.5%
ADC Telecommunications, Inc. (1)                                      165,900    $   2,004,072
ADTRAN, Inc.                                                           69,000        1,276,500
Arris Group, Inc. (1)                                                   8,104           47,165
Avocent Corp. (1)                                                      11,700          197,730
Bel Fuse, Inc., Cl. A (2)                                               4,800          150,672
Black Box Corp. (2)                                                     4,500          138,825
Blue Coat Systems, Inc. (1,2)                                          79,500        1,752,180
Ciena Corp. (1)                                                         5,100          157,233
CommScope, Inc. (1)                                                    36,458        1,269,832
Comtech Group, Inc. (1,2)                                              15,000          161,850
Comtech Telecommunications Corp. (1,2)                                 59,400        2,316,600
Digi International, Inc. (1,2)                                          5,200           60,008
Dycom Industries, Inc. (1,2)                                           65,400          785,454
EMS Technologies, Inc. (1,2)                                           24,600          667,644
Extreme Networks, Inc. (1,2)                                          137,300          425,630
Foundry Networks, Inc. (1)                                            216,700        2,509,386
Globecomm Systems, Inc. (1)                                             3,500           30,450
Harmonic, Inc. (1,2)                                                  161,800        1,229,680
Harris Corp.                                                           27,000        1,310,310
InterDigital, Inc. (1,2)                                               24,100          477,421
Ixia (1,2)                                                             33,500          259,960
Loral Space & Communications Ltd. (1,2)                                 2,100           50,064
MasTec, Inc. (1)                                                       46,200          379,302
Netgear, Inc. (1,2)                                                    15,100          301,245
Network Equipment Technologies, Inc. (1,2)                             29,900          196,443
Performance Technologies, Inc. (1)                                      3,200           14,656
Plantronics, Inc.                                                      95,500        1,844,105
ShoreTel, Inc. (1,2)                                                   27,500          140,800
Sycamore Networks, Inc. (1,2)                                          14,700           53,802
Tekelec, Inc. (1,2)                                                    19,800          246,510
Tellabs, Inc. (1)                                                     215,400        1,173,930
ViaSat, Inc. (1,2)                                                     39,200          851,424
                                                                                 -------------
                                                                                    22,480,883
COMPUTERS & PERIPHERALS -- 1.7%
Brocade Communications Systems, Inc. (1)                              257,400        1,879,020
Electronics for Imaging, Inc. (1)                                      31,700          472,964
Emulex Corp. (1,2)                                                     78,800        1,279,712
Hutchinson Technology, Inc. (1,2)                                         200            3,182
Hypercom Corp. (1,2)                                                    2,000            8,680
Iomega Corp. (1)                                                       40,500          144,585
Lexmark International, Inc., Cl. A (1)                                 48,700        1,496,064
NCR Corp. (1)                                                          75,900        1,732,797
NetApp, Inc. (1)                                                       24,600          493,230

                 21 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
COMPUTERS & PERIPHERALS CONTINUED
Novatel Wireless, Inc. (1,2)                                           32,800    $     317,504
Palm, Inc. (2)                                                          1,600            8,000
QLogic Corp. (1)                                                       16,500          253,275
Quantum Corp. (1)                                                      17,800           38,092
SanDisk Corp. (1)                                                      38,300          864,431
Seagate Technology                                                     79,800        1,671,012
STEC, Inc. (1,2)                                                       13,300           82,327
Stratasys, Inc. (1)                                                    22,000          391,600
Synaptics, Inc. (1,2)                                                  49,100        1,172,508
Teradata Corp. (1)                                                     19,200          423,552
Western Digital Corp. (1)                                              87,800        2,374,112
                                                                                 -------------
                                                                                    15,106,647
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
Acacia Research Corp. (1)                                              24,600          141,450
Arrow Electronics, Inc. (1)                                            53,800        1,810,370
Avnet, Inc. (1)                                                        52,800        1,728,144
AVX Corp.                                                               8,800          112,728
Benchmark Electronics, Inc. (1)                                        36,700          658,765
Brightpoint, Inc. (1)                                                  19,500          163,020
Checkpoint Systems, Inc. (1,2)                                         87,000        2,335,950
Cognex Corp.                                                            7,800          170,274
Coherent, Inc. (1)                                                      1,800           50,202
CPI International, Inc. (1,2)                                           2,900           28,768
CTS Corp.                                                              46,100          493,270
Electro Scientific Industries, Inc. (1,2)                              17,500          288,400
Excel Technology, Inc. (1)                                              3,600           97,056
FARO Technologies, Inc. (1)                                            11,100          346,098
FLIR Systems, Inc. (1,2)                                               22,000          661,980
Gerber Scientific, Inc. (1)                                             1,100            9,779
Insight Enterprises, Inc. (1)                                          46,700          817,250
Littlefuse, Inc. (1,2)                                                 18,663          652,645
LoJack Corp. (1,2)                                                      7,400           93,536
Measurement Specialties, Inc. (1,2)                                     8,100          141,507
Mercury Computer Systems, Inc. (1)                                      1,900           10,678
Methode Electronics, Inc.                                              46,290          541,130
Molex, Inc.                                                            24,800          574,368
MTS Systems Corp.                                                       9,400          303,244
Multi-Fineline Electronix, Inc. (1)                                    12,200          228,994
NAM TAI Electronics, Inc.                                              12,700          121,920
National Instruments Corp.                                             44,200        1,155,388
OSI Systems, Inc. (1,2)                                                 1,400           32,228
Park Electrochemical Corp. (2)                                         20,800          537,680
PC Connection, Inc. (1,2)                                               9,100           72,072
Plexus Corp. (1,2)                                                     51,000        1,430,550

                 22 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Rofin-Sinar Technologies, Inc. (1,2)                                   85,500    $   3,838,950
Sanmina-SCI Corp. (1)                                                 290,100          469,962
ScanSource, Inc. (1,2)                                                 10,300          372,757
Smart Modular Technologies, Inc. (1,2)                                 20,400          126,684
SYNNEX Corp. (1,2)                                                     10,000          212,200
Tech Data Corp. (1)                                                    39,900        1,308,720
Technitrol, Inc.                                                       41,100          950,643
Trimble Navigation Ltd. (1)                                             8,600          245,874
TTM Technologies, Inc. (1)                                              3,000           33,960
                                                                                 -------------
                                                                                    23,369,194
INTERNET SOFTWARE & SERVICES -- 2.2%
Art Technology Group, Inc. (1,2)                                       57,600          223,488
AsiaInfo Holdings, Inc. (1)                                            64,300          698,298
Bankrate, Inc. (1,2)                                                   37,700        1,880,853
Chordiant Software, Inc. (1)                                           36,200          218,286
CMGI, Inc. (1,2)                                                       25,310          335,611
Digital River, Inc. (1,2)                                              43,300        1,341,001
DivX, Inc. (1,2)                                                       15,400          107,800
Equinix, Inc. (1,2)                                                     5,100          339,099
Greenfield Online, Inc. (1,2)                                          35,300          418,658
Imergent, Inc. (2)                                                     18,900          215,271
Interwoven, Inc. (1)                                                   32,700          349,236
j2 Global Communications, Inc. (1,2)                                   94,200        2,102,544
Mercadolibre, Inc. (1,2)                                                1,300           51,688
National Information Consortium, Inc. (2)                              31,700          225,387
NaviSite, Inc. (1,2)                                                   24,600           54,366
Omniture, Inc. (1)                                                      8,800          204,248
Open Text Corp. (1,2)                                                  66,300        2,075,853
S1 Corp. (1)                                                           88,700          630,657
Sohu.com, Inc. (1)                                                     49,600        2,238,448
SonicWALL, Inc. (1,2)                                                  84,800          692,816
SoundBite Communications, Inc. (1)                                     17,200           84,280
TheStreet.com, Inc. (2)                                                43,000          347,440
Travelzoo, Inc. (1)                                                     6,100           67,344
United Online, Inc. (2)                                               163,700        1,728,672
ValueClick, Inc. (1,2)                                                 70,500        1,216,125
VeriSign, Inc. (1,2)                                                   31,400        1,043,736
Vignette Corp. (1)                                                     25,600          338,176
Vocus, Inc. (1,2)                                                      17,800          469,920
Websense, Inc. (1,2)                                                   13,600          255,000
Zix Corp. (1)                                                          25,700           99,459
                                                                                 -------------
                                                                                    20,053,760

                 23 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
IT SERVICES -- 3.2%
Acxiom Corp.                                                           57,500    $     682,525
Affiliated Computer Services, Inc., Cl. A (1)                          11,100          556,221
Broadridge Financial Solutions, Inc.                                   12,500          220,000
CACI International, Inc., Cl. A (1)                                    34,370        1,565,554
CIBER, Inc. (1,2)                                                      59,900          293,510
Computer Sciences Corp. (1)                                            47,800        1,949,762
Convergys Corp. (1)                                                    90,400        1,361,424
CSG Systems International, Inc. (1)                                    54,700          621,939
CyberSource Corp. (1)                                                 114,584        1,674,072
DST Systems, Inc. (1,2)                                                26,400        1,735,536
Electronic Data Systems Corp.                                          70,200        1,168,830
Exlservice Holdings, Inc. (1,2)                                         2,000           45,920
Forrester Research, Inc. (1,2)                                          2,100           55,818
Gartner, Inc. (1,2)                                                    59,600        1,152,664
Genpact Ltd. (1,2)                                                      2,800           34,300
Global Payments, Inc.                                                  12,200          504,592
Heartland Payment Systems, Inc. (2)                                    54,800        1,260,948
Hewitt Associates, Inc. (1)                                            53,600        2,131,672
ManTech International Corp. (1)                                        60,000        2,721,600
Maximus, Inc. (2)                                                      41,600        1,527,136
MPS Group, Inc. (1,2)                                                  99,000        1,170,180
NCI, Inc., Cl. A (1)                                                   11,000          207,020
Perot Systems Corp., Cl. A (1,2)                                        7,100          106,784
RightNow Technologies, Inc. (1,2)                                      13,700          163,030
SAIC, Inc. (1,2)                                                       75,300        1,399,827
Sapient Corp. (1)                                                     183,200        1,275,072
SRA International, Inc., Cl. A (1)                                     31,900          775,489
Sykes Enterprises, Inc. (1)                                            33,500          589,265
Syntel, Inc. (2)                                                       24,700          658,255
TNS, Inc.                                                                 400            8,256
Wright Express Corp. (1,2)                                             34,500        1,060,185
                                                                                 -------------
                                                                                    28,677,386
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp., Cl. A (1)                                    40,000        1,332,800
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.5%
Actel Corp. (1,2)                                                      16,900          258,739
Advanced Analogic Technologies, Inc. (1)                               39,300          220,866
Advanced Energy Industries, Inc. (1,2)                                 47,200          625,872
Altera Corp.                                                           31,500          580,545
Amkor Technology, Inc. (1,2)                                          226,500        2,423,550
Analog Devices, Inc.                                                   68,600        2,025,072
Atheros Communications, Inc. (1,2)                                     22,500          468,900
Atmel Corp. (1)                                                       321,800        1,119,864
ATMI, Inc. (1)                                                         50,800        1,413,764

                 24 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Broadcom Corp., Cl. A (1)                                              53,300    $   1,027,091
Brooks Automation, Inc. (1,2)                                         128,500        1,249,020
Cabot Microelectronics Corp. (1,2)                                     58,900        1,893,635
Cohu, Inc. (2)                                                         24,000          390,000
Credence Systems Corp. (1,2)                                           67,200          114,240
Cymer, Inc. (1,2)                                                      39,300        1,023,372
Cypress Semiconductor Corp. (1,2)                                      65,400        1,544,094
Diodes, Inc. (1)                                                        4,100           90,036
DSP Group, Inc. (1)                                                       600            7,644
EMCORE Corp. (1,2)                                                     46,100          265,536
Entegris, Inc. (1)                                                    201,700        1,450,223
Fairchild Semiconductor International, Inc., Cl. A (1)                 37,600          448,192
FEI Co. (1,2)                                                          74,400        1,624,152
Intellon Corp. (1,2)                                                   17,600           86,592
Intersil Corp., Cl. A                                                  78,500        2,015,095
IXYS Corp. (1)                                                          2,600           17,758
KLA-Tencor Corp.                                                       48,500        1,799,350
Kulicke & Soffa Industries, Inc. (1)                                   15,200           72,656
Lam Research Corp. (1)                                                 43,500        1,662,570
LTX Corp. (1,2)                                                        12,400           38,936
Mattson Technology, Inc. (1,2)                                         45,700          278,313
Micrel, Inc. (2)                                                      128,300        1,189,341
Microtune, Inc. (1,2)                                                  57,200          209,352
MIPS Technologies, Inc., Cl. A (1,2)                                    5,400           21,384
MKS Instruments, Inc. (1)                                             109,800        2,349,720
Monolithic Power Systems, Inc. (1,2)                                   36,000          634,680
Novellus Systems, Inc. (1)                                             71,200        1,498,760
OmniVision Technologies, Inc. (1,2)                                   107,200        1,803,104
ON Semiconductor Corp. (1,2)                                          107,410          610,089
Pericom Semiconductor Corp. (1)                                        32,900          482,972
Photronics, Inc. (1)                                                    6,900           65,895
PMC-Sierra, Inc. (1,2)                                                354,000        2,017,800
Rambus, Inc. (1,2)                                                     52,200        1,216,782
Rubicon Technology, Inc. (1,2)                                         25,300          733,194
Rudolph Technologies, Inc. (1,2)                                       19,000          185,630
Semtech Corp. (1,2)                                                   153,000        2,192,490
Sigma Designs, Inc. (1,2)                                              54,500        1,235,515
Silicon Laboratories, Inc. (1)                                         74,700        2,356,038
Silicon Storage Technology, Inc. (1,2)                                 38,600          101,132
Skyworks Solutions, Inc. (1,2)                                        295,800        2,153,424
Standard Microsystems Corp. (1)                                        32,900          960,022
Supertex, Inc. (1,2)                                                    6,400          130,624

                 25 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Techwell, Inc. (1,2)                                                    5,100    $      55,284
Teradyne, Inc. (1)                                                    192,900        2,395,818
Tessera Technologies, Inc. (1)                                         17,300          359,840
TriQuint Semiconductor, Inc. (1)                                       96,300          487,278
Ultra Clean Holdings, Inc. (1,2)                                       12,700          124,460
Varian Semiconductor Equipment Associates, Inc. (1)                    51,550        1,451,133
Veeco Instruments, Inc. (1,2)                                          22,700          377,501
Verigy Ltd. (1)                                                        73,800        1,390,392
Volterra Semiconductor Corp. (1,2)                                     13,100          148,423
Xilinx, Inc.                                                          103,100        2,448,625
Zoran Corp. (1)                                                       103,600        1,415,176
                                                                                 -------------
                                                                                    59,037,555
SOFTWARE -- 6.2%
Activision, Inc. (1)                                                   90,300        2,466,093
Actuate Corp. (1,2)                                                    84,100          344,810
Advent Software, Inc. (1,2)                                            44,500        1,896,590
Ansoft Corp. (1,2)                                                     13,700          418,124
Ansys, Inc. (1)                                                        45,300        1,563,756
ArcSight, Inc. (1)                                                      3,100           21,421
Aspen Technology, Inc. (1,2)                                          164,600        2,098,650
Autodesk, Inc. (1)                                                     55,700        1,753,436
BEA Systems, Inc. (1)                                                 135,600        2,596,740
Blackbaud, Inc.                                                        59,289        1,439,537
Blackboard, Inc. (1,2)                                                 27,300          909,909
BMC Software, Inc. (1)                                                 70,300        2,286,156
Bottomline Technologies, Inc. (1,2)                                       500            6,300
Cadence Design Systems, Inc. (1)                                      142,000        1,516,560
Check Point Software Technologies Ltd. (1)                             58,700        1,314,880
Citrix Systems, Inc. (1)                                               10,700          313,831
Commvault Systems, Inc. (1,2)                                          41,700          517,080
Compuware Corp. (1)                                                   175,500        1,288,170
Concur Technologies, Inc. (1,2)                                        39,500        1,226,475
Deltek, Inc. (1,2)                                                      4,500           58,410
Double-Take Software, Inc. (1,2)                                       24,000          280,320
Epicor Software Corp. (1,2)                                             5,800           64,960
EPIQ Systems, Inc. (1,2)                                               29,700          460,944
Fair Isaac Corp. (2)                                                   43,500          936,120
FalconStor Software, Inc. (1,2)                                        41,600          316,576
Henry (Jack) & Associates, Inc. (2)                                    60,700        1,497,469
i2 Technologies, Inc. (1,2)                                               400            4,504
Informatica Corp. (1,2)                                               149,800        2,555,588
Interactive Intelligence, Inc. (1,2)                                   27,800          327,206
Intervoice, Inc. (1,2)                                                 31,800          253,128

                 26 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
SOFTWARE CONTINUED
Intuit, Inc. (1)                                                        4,500    $     121,545
JDA Software Group, Inc. (1)                                           34,600          631,450
Lawson Software, Inc. (1,2)                                           218,000        1,641,540
Manhattan Associates, Inc. (1)                                         13,300          304,969
McAfee, Inc. (1)                                                       56,800        1,879,512
Mentor Graphics Corp. (1)                                              17,900          158,057
MICROS Systems, Inc. (1)                                               53,400        1,797,444
MicroStrategy, Inc., Cl. A (1,2)                                       28,200        2,086,518
NAVTEQ Corp. (1)                                                        6,800          462,400
Net 1 UEPS Technologies, Inc. (1)                                      47,700        1,075,635
NetScout Systems, Inc. (1)                                             24,000          223,200
Novell, Inc. (1)                                                      261,300        1,643,577
Parametric Technology Corp. (1)                                        53,500          854,930
Progress Software Corp. (1,2)                                          31,500          942,480
PROS Holdings, Inc. (1)                                                27,000          338,850
Quest Software, Inc. (1,2)                                            117,100        1,530,497
Radiant Systems, Inc. (1,2)                                            43,500          607,695
Salesforce.com, Inc. (1)                                               31,800        1,840,266
Secure Computing Corp. (1)                                             19,600          126,420
Sonic Solutions, Inc. (1,2)                                            11,400          110,010
SPSS, Inc. (1,2)                                                       19,100          740,698
Sybase, Inc. (1)                                                       54,300        1,428,090
Synchronoss Technologies, Inc. (1,2)                                   20,400          408,612
Synopsys, Inc. (1)                                                      9,400          213,474
Taleo Corp., Cl. A (1)                                                 29,400          570,360
The9 Ltd., ADR (1,2)                                                    8,900          182,450
TIBCO Software, Inc. (1)                                              301,800        2,154,852
Tyler Technologies, Inc. (1,2)                                         50,100          700,398
Ultimate Software Group, Inc. (The) (1,2)                              10,300          309,618
Wind River Systems, Inc. (1,2)                                         86,900          672,606
                                                                                 -------------
                                                                                    56,491,896
MATERIALS -- 7.7%
CHEMICALS -- 3.2%
American Vanguard Corp.                                                 2,400           39,936
Arch Chemicals, Inc. (2)                                               54,100        2,015,766
Ashland, Inc.                                                          30,300        1,433,190
Calgon Carbon Corp. (1,2)                                              56,800          854,840
Celanese Corp., Series A                                               13,700          534,985
CF Industries Holdings, Inc.                                           25,800        2,673,396
Cytec Industries, Inc.                                                 23,900        1,287,015
Eastman Chemical Co.                                                   25,400        1,586,230
Ferro Corp.                                                            35,500          527,530
Flotek Industries, Inc. (1)                                            11,000          160,490

                 27 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
CHEMICALS CONTINUED
FMC Corp.                                                               1,900    $     105,431
Fuller (H.B.) Co. (2)                                                  56,300        1,149,083
GenTek, Inc. (1,2)                                                      3,200           96,256
Hercules, Inc.                                                         75,400        1,379,066
ICO, Inc. (1,2)                                                        39,800          276,212
Innophos Holdings, Inc. (2)                                            12,400          199,516
Innospec, Inc.                                                         20,000          424,000
Koppers Holdings, Inc.                                                 33,700        1,493,247
Landec Corp. (1)                                                       35,100          295,893
LSB Industries, Inc. (1,2)                                             19,400          285,956
Minerals Technologies, Inc. (2)                                        12,500          785,000
NewMarket Corp. (2)                                                    27,900        2,105,055
OM Group, Inc. (1)                                                     53,300        2,906,982
Penford Corp. (2)                                                       1,600           34,768
PolyOne Corp. (1,2)                                                       600            3,822
Rockwood Holdings, Inc. (1)                                             3,300          108,141
Schulman (A.), Inc.                                                    20,300          416,759
Sensient Technologies Corp.                                            75,900        2,238,291
ShengdaTech, Inc. (1,2)                                                27,100          230,350
Spartech Corp. (2)                                                      7,000           59,150
Stepan Co. (2)                                                          7,100          271,433
Terra Industries, Inc. (1,2)                                           60,400        2,146,012
W.R. Grace & Co. (1)                                                   13,800          314,916
Zep, Inc.                                                              29,800          483,356
                                                                                 -------------
                                                                                    28,922,073
CONTAINERS & PACKAGING -- 0.7%
AptarGroup, Inc.                                                        9,300          362,049
Greif, Inc., Cl. A                                                     21,600        1,467,288
Myers Industries, Inc.                                                 21,200          278,356
Owens-Illinois, Inc. (1)                                               18,000        1,015,740
Packaging Corp. of America                                              5,400          120,582
Rock-Tenn Co., Cl. A                                                   92,400        2,769,228
Silgan Holdings, Inc.                                                   8,400          416,892
                                                                                 -------------
                                                                                     6,430,135
METALS & MINING -- 3.7%
AK Steel Holding Corp.                                                 33,600        1,828,512
AMCOL International Corp. (2)                                          10,700          334,161
Amerigo Resources Ltd.                                                118,700          252,098
Brush Engineered Materials, Inc. (1,2)                                  8,000          205,360
Carpenter Technology Corp.                                             28,300        1,583,951
Century Aluminum Co. (1,2)                                             47,400        3,139,776
Cleveland-Cliffs, Inc.                                                  2,100          251,622
Compass Minerals International, Inc.                                   55,900        3,296,982
Farallon Resources Ltd. (1)                                           156,700          120,603
Haynes International, Inc. (1,2)                                        2,000          109,760

                 28 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                   SHARES            VALUE
                                                                -------------    -------------
METALS & MINING CONTINUED
Hecla Mining Co. (1,2)                                                298,600    $   3,332,376
Kaiser Aluminum Corp. (2)                                               6,500          450,450
Olympic Steel, Inc.                                                     9,000          405,900
Quanex Corp. (2)                                                       52,323        2,707,192
Redcorp Ventures Ltd. (1,3)                                           666,400          149,322
Reliance Steel & Aluminum Co.                                          26,700        1,598,262
Schnitzer Steel Industries, Inc. (2)                                   36,900        2,620,638
Sims Group Ltd., Sponsored ADR                                        111,725        3,074,672
Steel Dynamics, Inc.                                                   78,600        2,596,944
United States Steel Corp.                                              27,400        3,476,238
Universal Stainless & Alloy Products, Inc. (1,2)                        2,600           77,246
Worthington Industries, Inc. (2)                                      125,700        2,120,559
Yamana Gold, Inc.                                                       2,011           29,505
                                                                                 -------------
                                                                                    33,762,129
PAPER & FOREST PRODUCTS -- 0.1%
AbitibiBowater, Inc. (2)                                               10,680          137,879
Buckeye Technologies, Inc. (1,2)                                       43,500          485,460
Glatfelter (2)                                                         10,200          154,122
Schweitzer-Mauduit International, Inc. (2)                             16,200          374,868
Wausau Paper Corp. (2)                                                 10,600           87,556
                                                                                 -------------
                                                                                     1,239,885
TELECOMMUNICATION SERVICES -- 1.6%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
Alaska Communications Systems Group, Inc. (2)                          45,000          550,800
Atlantic Tele-Network, Inc.                                            16,700          564,961
Cbeyond, Inc. (1,2)                                                    21,700          407,743
CenturyTel, Inc.                                                       42,300        1,406,052
Cincinnati Bell, Inc. (1)                                             538,200        2,292,732
Consolidated Communications Holdings, Inc. (2)                         15,023          227,298
Iowa Telecommunications Services, Inc. (2)                             14,900          264,177
NTELOS Holdings Corp. (2)                                              70,000        1,694,000
Premiere Global Services, Inc. (1)                                    171,900        2,465,046
                                                                                 -------------
                                                                                     9,872,809
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
Centennial Communications Corp. (1,2)                                  82,600          488,166
Rural Cellular Corp., Cl. A (1,2)                                       5,700          252,111
Syniverse Holdings, Inc. (1,2)                                        135,300        2,254,098
Telephone & Data Systems, Inc.                                         37,200        1,460,844
USA Mobility, Inc. (2)                                                  4,800           34,272
                                                                                 -------------
                                                                                     4,489,491
UTILITIES -- 1.4%
ELECTRIC UTILITIES -- 0.2%
El Paso Electric Co. (1)                                               40,500          865,485
Otter Tail Corp. (2)                                                    7,400          261,886

                 29 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited

                                                                              SHARES      VALUE
                                                                              ------   -----------
ELECTRIC UTILITIES CONTINUED
UniSource Energy Corp.                                                        11,600   $   258,216
                                                                                       -----------
                                                                                         1,385,587
ENERGY TRADERS -- 0.4%
Canadian Hydro Developers, Inc. (1)                                           14,000        88,519
Mirant Corp. (1)                                                              51,800     1,885,002
Reliant Energy, Inc. (1)                                                      57,900     1,369,335
                                                                                       -----------
                                                                                         3,342,856
GAS UTILITIES -- 0.6%
Laclede Group, Inc. (The) (2)                                                  9,200       327,796
New Jersey Resources Corp. (2)                                                 5,300       164,565
Northwest Natural Gas Co. (2)                                                 45,900     1,993,896
Piedmont Natural Gas Co., Inc. (2)                                            14,500       380,770
Southwest Gas Corp.                                                           10,400       290,784
WGL Holdings, Inc. (2)                                                        77,100     2,471,826
                                                                                       -----------
                                                                                         5,629,637
MULTI-UTILITIES -- 0.1%
Alliant Energy Corp.                                                          24,000       840,240
Energy East Corp.                                                             10,300       248,436
Vectren Corp. (2)                                                             10,700       287,081
                                                                                       -----------
                                                                                         1,375,757
WATER UTILITIES -- 0.1%
California Water Service Group                                                 2,600        99,224
Cascal NV (1)                                                                 50,800       609,600
                                                                                       -----------
                                                                                           708,824
                                                                                       -----------
Total Common Stocks (Cost $936,928,516)                                                901,177,310

                                                                              UNITS
                                                                             -------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
Ares Capital Corp. Rts., Exp. 4/21/08 (1,2)                                    4,933         2,762
MCG Capital Corp. Rts., Exp. 4/18/08 (1)                                       1,942         2,078
Redcorp Ventures Ltd. Wts., Exp. 7/5/09 (1)                                  333,200        10,550
                                                                                           -------
Total Rights, Warrants and Certificates (Cost $0)                                           15,390

                                                                            SHARES
                                                                           ---------
INVESTMENT COMPANY -- 1.0%
Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% (5,6) (Cost $9,403,609)                                              9,403,609     9,403,609

                 30 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited


                                                                                                 VALUE
                                                                                             --------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $946,332,125)                                       $ 910,596,309

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED -- 24.3% (7)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT
                                                                                               ---------------
ASSET-BACKED FLOATING NOTE -- 0.4%
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 2.70%, 4/25/08                                $       725,477           722,774
Specialty Underwriting & Residential Finance Trust, Series 2006 BC1, Cl. A2A, 2.69%, 4/25/08           252,546           251,055
Structured Asset Investment Loan Trust, Series 2005-11, Cl. A4, 2.70%, 4/25/08                          58,875            58,804
Whitehawk CDO Funding Corp., 2.85%, 6/16/08                                                          2,250,000         2,245,488
                                                                                                                     -----------
                                                                                                                       3,278,121
BANK FLOATING RATE NOTE -- 0.7%
Wachovia Bank NA, 2.36%, 4/1/08                                                                      6,000,000         5,948,988
JOINT REPURCHASE AGREEMENTS -- 15.5%
Undivided interest of 0.23% in joint repurchase agreement
(Principal Amount/Value $7,000,000,000 with a
maturity value of $7,000,486,111) with Barclays Capital, 2.50%, dated 3/31/08, to be repurchased at
$16,241,636 on 4/1/08, collateralized by U.S. Agency Mortgages,
0%-6.40%, 3/1/28-3/1/38, with a value of $7,140,000,000                                             16,240,508        16,240,508
Undivided interest of 1.89% in joint repurchase agreement
(Principal Amount/Value $6,600,000,000 with a
maturity value of $6,600,577,500) with Barclays Capital,
3.15%, dated 3/31/08, to be repurchased at
$125,010,938 on 4/1/08, collateralized by Private Label CMOs,
0%-6.50%, 6/12/24-9/18/56, with a value of
$6,930,000,000 (8)                                                                                 125,000,000       125,000,000
                                                                                                                     -----------
                                                                                                                     141,240,508
MEDIUM-TERM FLOATING NOTE -- 7.7%
American General Finance Corp., 4.54%, 4/9/08                                                        6,501,215         6,429,124
American Honda Finance Corp., 3%, 6/9/08                                                             6,503,107         6,501,846
ANZ National (Int'l) Ltd., 2.36%, 4/1/08                                                             7,997,900         7,987,456
Beta Finance, Inc., 2.38%, 4/1/08                                                                    4,998,220         4,913,350
Caixa Catal, 3.04%, 6/9/08                                                                           8,000,000         7,992,896
CAM US Finance SA Unipersonal, 3.29%, 5/1/08                                                         6,000,000         5,986,812
CC USA, Inc., 2.38%, 4/1/08                                                                          4,498,395         4,426,758
HSBC Finance Corp., 3.10%, 4/7/08                                                                    2,000,000         1,996,138
K2 (USA) LLC, 2.37%, 4/1/08                                                                          5,997,753         5,886,336
MBIA Global Funding LLC, 2.37%, 4/1/08                                                               4,000,000         3,880,595
Metropolitan Life Global Funding, 2.59%, 4/22/08                                                     7,250,000         7,244,381
Nationwide Global Fund I, 2.80%, 6/16/08                                                             7,003,528         7,001,239
                                                                                                                     -----------
                                                                                                                      70,246,931
                                                                                                                     -----------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $221,277,482)                                                                                220,714,548

                 31 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited

                                                                      $  VALUE
                                                                   ---------------
TOTAL INVESTMENTS, AT VALUE (COST $1,167,609,607)          124.5%    1,131,310,857
LIABILITIES IN EXCESS OF OTHER ASSETS                      (24.5)     (222,933,231)
                                                           -----   ---------------
NET ASSETS                                                 100.0%  $   908,377,626
                                                           =====   ===============

Footnotes to Statement of Investments

1.    Non-income producing security.

2.    Partial or fully-loaned security. See accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $358,308 or 0.04% of the Fund's net assets as of March 31, 2008.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2008 was $35,277, which represents less than 0.005% of the Fund's net assets, all of which is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                 ACQUISITION                                 UNREALIZED
SECURITY                            DATE          COST         VALUE        DEPRECIATION
-----------------               ------------     -------      --------      ------------
Tusk Energy Corp.               11/15/04         $ 38,148     $ 35,277      $      2,871

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES               GROSS         GROSS           SHARES
SECURITY                                                    DECEMBER 31, 2007      ADDITIONS    REDUCTIONS     MARCH 31, 2008
--------------------------------------------------          ----------------      -----------   -----------    ---------------
Oppenheimer Institutional Money Market Fund, Cl. E            10,327,619          128,159,922   129,083,932      9,403,609

                                                                             DIVIDEND
                                                               VALUE          INCOME
                                                             -----------    ----------
Oppenheimer Institutional Money Market Fund, Cl. E           $ 9,403,609    $ 108,957

6.    Rate shown is the 7-day yield as of March 31, 2008.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

8. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

THE MARKET VALUE OF THE FUND'S INVESTMENTS WAS DETERMINED BASED ON THE FOLLOWING INPUTS AS OF MARCH 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                               ----------------  ---------------
Level 1 - Quoted Prices                         $  910,593,547     $     --
Level 2 - Other Significant Observable Inputs      220,717,310           --
Level 3 - Significant Unobservable Inputs                   --           --
                                                --------------     --------
    TOTAL                                       $1,131,310,857     $     --
                                                ==============     ========

                 32 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that

                 33 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited

asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

CONCENTRATION OF RISKS. The Fund from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Fund. Such concentrations may subject the Fund to additional risks.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiaanual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers,

                 34 | Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited


may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2008, the Fund had on loan securities valued at $216,081,733. Collateral of $221,294,539 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                 $ 1,174,097,779
                                                               ===============

Gross unrealized appreciation                                  $    72,198,879
Gross unrealized depreciation                                     (114,985,801)
                                                               ---------------
Net unrealized depreciation                                    $   (42,786,922)
                                                               ===============

                 35 | Oppenheimer Main Street Small Cap Fund/VA



Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------


                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.1%
-----------------------------------------------------------------------------------------------------------

Ameriquest Mortgage Securities, Inc., Home Equity Mtg.
Obligations, Series 2005-R10, Cl. A2B, 2.819%, 12/25/35 1                $     320,275      $     303,078
-----------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2005-WF1, Mtg. Pass-Through
Certificates, Series 2005-WF1, Cl. A2C, 2.839%, 6/25/35 1                      181,882            172,738
-----------------------------------------------------------------------------------------------------------
Soundview Home Loan Trust 2006-OPT5, Asset-Backed Certificates,
Series 2006-OPT5, Cl. 2A2, 2.689%, 7/25/36 1                                 4,022,710          3,910,673
                                                                                            ---------------
Total Asset-Backed Securities (Cost $4,496,816)                                                 4,386,489

-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--7.0%
-----------------------------------------------------------------------------------------------------------

Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates,
Series 2006-4, Cl. 2A1, 5.795%, 10/25/36 1                                     111,759            100,675
-----------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 3.006%, 10/25/36 1                                    348,336            286,459
Series 2006-A5, Cl. 1A13, 3.056%, 10/25/36 1                                   182,085            133,438
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB, Cl.2A4, 5.75%, 1/25/35                         810,000            691,820
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-18CB, Mtg. Pass-Through
Certificates, Series 2005-18CB, Cl. A8, 5.50%, 5/25/36                         280,000            251,169
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-85CB, Mtg. Pass-Through
Certificates, Series 2005-85CB, Cl.2A3, 5.50%, 2/25/36                         210,000            186,691
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J1, Mtg. Pass-Through
Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                          307,039            272,299
-----------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through
Certificates:
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 1                                   912,829            877,457
Series 2007-HY1, Cl. 1A1, 5.691%, 4/25/37 1                                    315,523            299,037
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2319, Cl. PZ, 6.50%, 5/15/31                                            542,913            573,007
Series 2338, Cl. ZC, 6.50%, 7/15/31                                            470,815            495,601
Series 2344, Cl. ZD, 6.50%, 8/15/31                                            289,108            305,617
Series 2363, Cl. BZ, 6.50%, 9/15/31                                            579,334            609,539
Series 2457, Cl. PE, 6.50%, 6/15/32                                            496,230            518,869
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 2520, Cl. SE, 52.467%, 5/15/22 2                                        340,804             31,314
Series 2574, Cl. IN, 6.231%, 12/15/22 2                                      1,681,185            282,252
Series 2989, Cl. TS, 48.304%, 6/15/25 2                                      1,738,403            171,822
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 12/25/17-3/25/18                                                         2,340,299          2,374,330
5.50%, 11/1/33-3/1/38                                                          925,790            936,629
5.50%, 12/1/37 3                                                             3,000,297          3,031,995
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 2001-74, Cl. QE, 6%,
12/25/31                                                                       886,575            917,363
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2003-14, Cl. OI, 10.882%, 3/25/33 2                                      304,227             61,315

                      1 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------


                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------
Trust 2003-23, Cl. ES, 42.373%, 10/25/22 2                               $     686,295      $      61,553
Trust 2003-52, Cl. NS, 37.953%, 6/25/23 2                                      729,165             80,142
Trust 2004-65, Cl. SA, 60.542%, 5/25/23 2                                    1,354,036            104,492
Trust 2005-86, Cl. AI, 8.019%, 10/1/35 2                                       313,662             65,101
Trust 2006-33, Cl. SP, 40.625%, 5/25/36 2                                      478,949             54,672
Trust 2006-43, Cl. SJ, 44.148%, 6/25/36 2                                      968,853            101,022
Trust 2006-51, Cl. SA, 23.289%, 6/25/36 2                                    3,285,465            333,631
Trust 334, Cl. 4, 11.074%, 7/1/33 2                                            499,324            107,314
Trust 342, Cl. 2, 5.696%, 9/1/33 2                                           1,161,460            257,979
-----------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2004-FA2,
Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%,
1/25/35                                                                         92,822             83,885
-----------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates,
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                         190,000            167,377
-----------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-4F, Mtg. Pass-Through Certificates,
Series 2005-4F, Cl. 6A1, 6.50%, 2/25/35                                        231,357            222,213
-----------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.149%, 11/25/35 1                                 1,463,178          1,406,822
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2003-C5, Commercial Mtg.
Pass-Through Certificates, Series 2003-C5, Cl. A2, 3.478%, 7/15/27           1,365,556          1,358,782
-----------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 3.049%, 10/25/36 1                     4,455,851          4,079,702
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 6.085%, 10/25/36 1                       339,566            325,775
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.002%, 6/25/37 1                        427,829            405,713
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg. Pass-Through
Certificates, Series 2007-3, Cl. 1A1, 5.861%, 9/1/37 1,4                       211,337            204,997
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.426%, 6/25/36 1                       130,000            120,499
-----------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 1        471,000            440,211
-----------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 6.131%, 8/25/36 1         486,108            471,532
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR2, Cl. 2A2, 4.541%, 3/25/35 1          64,164             62,376
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR4, Cl. 2A2, 4.523%, 4/25/35 1         104,726             97,919
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36 1        216,159            207,344
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 1         381,016            359,203
-----------------------------------------------------------------------------------------------------------

                      2 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------


                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.109%,
3/25/36 1                                                                $     446,013      $     427,758
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR8, Cl. 1A3, 5.609%,
4/25/36 1                                                                    3,052,958          3,029,303
                                                                                            ---------------
Total Mortgage-Backed Obligations (Cost $28,467,307)                                           28,046,015
-----------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--89.1%
-----------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--27.5%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.6%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                         1,215,000          1,249,931
9% Sr. Unsec. Nts., 7/1/15                                                     825,000            876,563
-----------------------------------------------------------------------------------------------------------
Lear Corp., 8.75% Sr. Unsec. Nts., Series B, 12/1/16                         5,215,000          4,478,381
                                                                                            ---------------
                                                                                                6,604,875
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.9%
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                        6,000,000          5,350,626
-----------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                           3,420,000          2,456,309
                                                                                            ---------------
                                                                                                7,806,935
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.5%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                   1,925,000          1,903,344
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--9.2%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 5                                   1,655,000          1,398,475
-----------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                         500,000            437,500
8% Sr. Nts., 11/15/13                                                          400,000            373,000
-----------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 5                         1,755,000          1,605,825
-----------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 10.75% Sr. Unsec. Nts., 2/1/16 5               1,755,000          1,487,363
-----------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                 4,070,000          2,920,225
-----------------------------------------------------------------------------------------------------------
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15 5                 3,460,000          3,062,100
-----------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                              1,890,000          1,653,750
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                          2,140,000          2,156,050
-----------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                           780,000            715,650
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                           915,000            741,150
8% Sr. Sub. Nts., 4/1/12                                                     1,540,000          1,416,800
-----------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                5,445,000          5,131,913
-----------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                             145,000            132,313
6.875% Sr. Sub. Nts., 12/1/11                                                  150,000            141,750
-----------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12            1,835,000          1,738,663
-----------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 5                          569,000            603,140
-----------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                           2,915,000          1,763,575
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                            550,000            323,125
-----------------------------------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                         1,800,000          1,539,000
-----------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                   2,525,000          1,717,000
-----------------------------------------------------------------------------------------------------------

                      3 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------


                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
-----------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14 4                       $   1,280,000      $   1,254,400
-----------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts.,
12/1/14                                                                      4,645,000          4,494,038
                                                                                            ---------------
                                                                                               36,806,805
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                 1,890,000          1,777,195
-----------------------------------------------------------------------------------------------------------
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17                             1,615,000          1,421,200
-----------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                            655,000            350,425
8.875% Sr. Sub. Nts., 4/1/12                                                 1,165,000            652,400
-----------------------------------------------------------------------------------------------------------
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                                        150,000            151,125
-----------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                     1,110,000          1,015,650
-----------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                                                 220,000            108,900
10.75% Sr. Nts., 4/1/13                                                      1,510,000            792,750
                                                                                            ---------------
                                                                                                6,269,645
-----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                              575,000            575,000
-----------------------------------------------------------------------------------------------------------
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                       1,370,000          1,253,550
                                                                                            ---------------
                                                                                                1,828,550
-----------------------------------------------------------------------------------------------------------
MEDIA--9.2%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12            700,000            689,500
-----------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                       990,000            843,975
-----------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                           900,000            598,500
8.875% Sr. Unsec. Sub. Nts., 1/15/11 4                                          32,724             21,761
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                1,450,000            978,750
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09 5                                 52,722             35,324
-----------------------------------------------------------------------------------------------------------
CCH I Holdings LLC/CCH I Holdings Capital Corp., 11% Sr. Sec.
Nts., 10/1/15                                                                2,795,000          1,956,500
-----------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 6                    2,525,000          2,285,125
-----------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                        700,000            684,250
9.875% Sr. Sub. Nts., 8/15/13                                                1,772,000          1,546,070
-----------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 6                                            500,000            362,500
8% Unsec. Nts., 11/15/13                                                       285,000            209,475
-----------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11                          3,200,000          3,080,000
-----------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                   2,505,000          1,634,513
-----------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                         1,357,000          1,200,945
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                             200,000            191,000
-----------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                             785,000            732,013
-----------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 6                     2,200,000          1,655,500
-----------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                 1,400,000            658,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                         2,090,000          1,029,325
-----------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 10% Sr. Unsec. Nts., 8/1/14                             3,230,000          3,230,000
-----------------------------------------------------------------------------------------------------------

                      4 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------


                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
-----------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co., 0%/12.50% Sr. Unsec.
Sub. Disc. Nts., 8/1/16 6                                                $   1,090,000      $     694,875
-----------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 5,7                    1,580,000            758,400
-----------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                   3,160,000          1,943,400
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                   1,960,000          1,205,400
6.875% Sr. Nts., 1/15/13                                                     2,125,000          1,306,875
-----------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                 800,000            646,000
-----------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 5                      1,040,000          1,068,600
-----------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12             1,907,000          1,930,838
-----------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                    1,400,000          1,197,000
-----------------------------------------------------------------------------------------------------------
Virgin Media Finance plc, 8.75% Sr. Unsec. Nts., 4/15/14                       740,000            667,850
-----------------------------------------------------------------------------------------------------------
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14                       800,000            620,000
-----------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 6                      2,365,000          1,241,625
                                                                                            ---------------
                                                                                               36,903,889
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08                                1,125,000          1,127,813
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.5%

Claire's Stores, Inc., 10.50% Sr. Unsec. Sub. Nts., 6/1/17                   3,540,000          1,575,300
-----------------------------------------------------------------------------------------------------------
GameStop Corp., 8% Sr. Unsec. Nts., 10/1/12                                    900,000            956,250
-----------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10              350,000            325,500
-----------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                              1,630,000          1,634,075
10.50% Sr. Unsec. Sub. Nts., 11/15/16                                        1,470,000          1,367,100
                                                                                            ---------------
                                                                                                5,858,225
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%

Invista, Inc., 9.25% Sr. Nts., 5/1/12 5                                      1,535,000          1,577,213
-----------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                    2,825,000          2,828,531
-----------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                              865,000            700,650
                                                                                            ---------------
                                                                                                5,106,394
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.5%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--0.8%
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12                                                1,965,000          1,994,475
8.375% Sr. Nts., 12/15/14                                                    1,095,000          1,133,325
                                                                                            ---------------
                                                                                                3,127,800
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                               2,865,000          2,745,971
-----------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                             4,210,000          5,080,388
-----------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 4,7,8                              476,601                 --
                                                                                            ---------------
                                                                                                7,826,359
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.5%
Del Monte Corp.:

6.75% Sr. Unsec. Sub. Nts., 2/15/15                                            350,000            336,875
8.625% Sr. Sub. Nts., 12/15/12                                               1,000,000          1,022,500
-----------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                                 420,000            325,500
8.625% Sr. Nts., 5/1/09                                                        687,000            601,125

                      5 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------


                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
-----------------------------------------------------------------------------------------------------------
8.875% Sr. Unsec. Nts., 3/15/11                                          $     146,000      $     118,990
-----------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%
Sr. Sub. Nts., 4/1/17                                                        3,275,000          2,800,125
-----------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09                        900,000            918,000
                                                                                            ---------------
                                                                                                6,123,115
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                 1,160,000          1,136,800
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                   1,310,000          1,251,050
-----------------------------------------------------------------------------------------------------------
TOBACCO--0.6%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                         2,265,000          2,411,355
-----------------------------------------------------------------------------------------------------------
ENERGY--11.5%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts.,
1/15/16 5                                                                    2,200,000          2,211,000
-----------------------------------------------------------------------------------------------------------
Key Energy Services, Inc., 8.375% Sr. Nts., 12/1/14 5                        2,265,000          2,270,663
-----------------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375% Sr. Unsec. Nts., 7/15/14                   1,385,000          1,447,325
                                                                                            ---------------
                                                                                                5,928,988
-----------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--10.0%
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                 2,185,000          2,234,163
-----------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                            1,035,000          1,063,463
-----------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                     4,180,000          4,159,100
-----------------------------------------------------------------------------------------------------------
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15                       1,335,000          1,371,713
-----------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 8.375% Jr. Sub. Nts., 8/1/66 1             4,645,000          4,529,228
-----------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                     1,945,000          2,008,213
-----------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33             4,022,000          4,117,884
-----------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                2,235,000          2,212,650
-----------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25%
Sr. Unsec. Nts., 9/15/15                                                       195,000            194,212
-----------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13              4,500,000          4,590,000
-----------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                    2,215,000          2,148,550
-----------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                  140,000            137,900
7.375% Sr. Sub. Nts., 7/15/13                                                  300,000            306,000
7.50% Sr. Sub. Nts., 5/15/16                                                   520,000            535,600
-----------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                                1,300,000          1,261,000
7.50% Sr. Sec. Nts., 11/30/16                                                1,910,000          1,852,700
-----------------------------------------------------------------------------------------------------------
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18 5                              965,000          1,003,600
-----------------------------------------------------------------------------------------------------------
Tesoro Corp., 6.625% Sr. Unsec. Nts., 11/1/15                                2,195,000          2,041,350
-----------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.125% Sr. Unsec. Nts., 3/15/12                         3,890,000          4,269,275
-----------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                       300,000            299,250
                                                                                            ---------------
                                                                                               40,335,851
-----------------------------------------------------------------------------------------------------------
FINANCIALS--11.5%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.1%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                  3,215,000          2,821,163
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                6,225,000          5,405,983
                                                                                            ---------------
                                                                                                8,227,146


                      6 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------


                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.5%
Barclays Bank plc, 6.278% Perpetual Bonds 9                              $   9,640,000      $   7,715,856
-----------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 5,9                         10,200,000          7,325,905
-----------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                       8,800,000          7,148,768
                                                                                            ---------------
                                                                                               22,190,529
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%

Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 4                             785,000            643,700
-----------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                     3,335,000          2,738,535
                                                                                            ---------------
                                                                                                3,382,235
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Disc. Nts., 10/1/12 6            200,000            163,000
-----------------------------------------------------------------------------------------------------------
Bank of America Corp., 8% Unsec. Perpetual Nts., Series K 9                    830,000            832,673
-----------------------------------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds, 12/21/57 1                              585,000            578,139
-----------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 5                                       755,000            554,925
-----------------------------------------------------------------------------------------------------------
Universal City Florida, 8.375% Sr. Unsec. Nts., 5/1/10 4                       180,000            177,300
                                                                                            ---------------
                                                                                                2,306,037
-----------------------------------------------------------------------------------------------------------
INSURANCE--0.4%

MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 1                       1,210,000            964,479
-----------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 5                    210,000            261,622
-----------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 5                      160,000            178,791
                                                                                            ---------------
                                                                                                1,404,892
-----------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.8%

Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                    837,000            824,445
-----------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                         2,280,000          2,131,800
-----------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 3.35% Sr. Unsec. Nts., 3/16/09 1                        415,000            370,244
                                                                                            ---------------
                                                                                                3,326,489
-----------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%

Countrywide Financial Corp., 3.345% Unsec. Unsub. Nts, 5/5/08 1                630,000            625,926
-----------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 3.25% Nts., Series L, 5/21/08                  4,765,000          4,673,188
                                                                                            ---------------
                                                                                                5,299,114
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--6.3%

-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%

Bausch & Lomb, Inc., 9.875% Sr. Unsec. Nts., 11/1/15 5                       1,780,000          1,815,600
-----------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15 8               790,000            793,950
                                                                                            ---------------
                                                                                                2,609,550
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.1%

DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13                                3,920,000          3,822,000
-----------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Sr. Sub. Nts., 6/15/11       1,385,000          1,443,863
-----------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                              4,740,000          4,034,925
-----------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                           2,185,000          2,305,175
-----------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                  185,000            166,038
6.875% Sr. Sub. Nts., 12/15/15                                                 285,000            249,375
-----------------------------------------------------------------------------------------------------------

                      7 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------


                                                                             PRINCIPAL
                                                                                AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------
PTS Acquisition, 9.50% Sr. Unsec. Nts., 4/15/15 8                        $   2,405,000      $   1,960,075
-----------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                    2,535,000          2,015,325
-----------------------------------------------------------------------------------------------------------
US Oncology, Inc., 9% Sr. Unsec. Nts., 8/15/12                               1,995,000          1,995,000
-----------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts.,
10/1/15 6                                                                    3,085,000          2,375,450
                                                                                            ---------------
                                                                                               20,367,226
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.5%
ReAble Therapeutics Finance LLC, 10.875% Sr. Unsec. Nts.,
11/15/14 5                                                                   2,325,000          2,191,313
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.7%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16 4                     2,250,000          2,199,375
-----------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                        735,000            722,138
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                           300,000            295,500
7.625% Sr. Sub. Nts., 2/1/18                                                   320,000            321,600
-----------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                  684,000            658,350
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                         1,100,000          1,078,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                              1,280,000          1,257,600
7.625% Sr. Sub. Nts., 6/15/12                                                  500,000            514,375
                                                                                            ---------------
                                                                                                7,046,938
-----------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 4,7,10                       1,575,000                  --
-----------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                        80,000             69,800
-----------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                           1,395,000          1,039,275
                                                                                            ---------------
                                                                                                1,109,075
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B,
4/15/14                                                                      3,490,000          3,450,738
-----------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05 4,7,10                                                                200,000                  --
-----------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                            800,000            788,000
7.50% Sr. Nts., 5/1/11                                                         710,000            720,650
                                                                                            ---------------
                                                                                                4,959,388
-----------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                       3,615,000          3,560,775
-----------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 4                                600,000            453,000
-----------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                         740,000            699,300
                                                                                            ---------------
                                                                                                4,713,075
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.2%
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub. Nts., 5/15/14           2,365,000          2,051,638
-----------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                  90,000             85,725
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                          1,570,000          1,477,763
-----------------------------------------------------------------------------------------------------------

                      8 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------


                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
-----------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09          $     500,000      $     510,000
-----------------------------------------------------------------------------------------------------------
Stena AB, 7.50% Sr. Unsec. Nts., 11/1/13 4                                     803,000            795,974
                                                                                            ---------------
                                                                                                4,921,100
-----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
Ashtead Capital, Inc., 9% Nts., 8/15/16 5                                      440,000            358,600
-----------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                  480,000            398,400
-----------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                              4,395,000          3,472,050
                                                                                            ---------------
                                                                                                4,229,050
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.5%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
NXP BV/NXP Funding LLC, 9.50% Sr. Unsec. Unsub. Nts., 10/15/15               2,545,000          2,099,625
-----------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts.,
1/15/07 4,7                                                                  1,150,000                 12
                                                                                            ---------------
                                                                                                2,099,637
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.0%
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 4,7,10                         1,000,000EUR              --
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16              1,145,000            996,150
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 4,7,10                  844,866EUR              --
-----------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 4,7,10            240,208                 --
                                                                                            ---------------
                                                                                                       --
-----------------------------------------------------------------------------------------------------------
IT SERVICES--1.7%
Fiserv, Inc., 6.125% Sr. Unsec. Nts., 11/20/12                               3,875,000          3,998,845
-----------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14 4                 725,000            647,063
-----------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                     2,120,000          2,151,800
                                                                                            ---------------
                                                                                                6,797,708
-----------------------------------------------------------------------------------------------------------
MATERIALS--7.1%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--1.4%
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15 4                                              420,000            436,800
7.875% Sr. Unsec. Sub. Nts., 11/15/14 4                                        260,000            276,900
-----------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                              332,000            355,240
11.625% Sr. Unsec. Nts., 10/15/10                                               37,000             39,220
-----------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 11.50% Sr. Unsec. Sub.
Nts., 12/1/16                                                                2,870,000          2,199,138
-----------------------------------------------------------------------------------------------------------
Mosaic Co.:
7.375% Sr. Nts., 12/1/14 4                                                   1,705,000          1,832,875
7.625% Sr. Nts., 12/1/16 5                                                     255,000            275,400
                                                                                            ---------------
                                                                                                5,415,573
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts., 3/1/14 6                      2,795,000          1,369,550

                      9 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------


                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.2%
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                           $   3,255,000      $   3,360,788
-----------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14            2,495,000          2,108,275
-----------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp., 8.50% Sr. Nts., 8/15/11               3,260,000          3,219,250
                                                                                            ---------------
                                                                                                8,688,313
-----------------------------------------------------------------------------------------------------------
METALS & MINING--2.6%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                5,460,000          5,808,075
-----------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                1,600,000          1,721,347
-----------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 4                       800,000            844,000
-----------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 1                              2,450,000          2,180,500
                                                                                            ---------------
                                                                                               10,553,922
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12                                     2,200,000          2,244,000
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.3%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.6%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                         5,745,000          5,227,950
-----------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18                     1,995,000          1,925,175
-----------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                              5,025,000          5,150,625
-----------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/08 4,7,10                                400,000                 --
-----------------------------------------------------------------------------------------------------------
West Corp., 9.50% Sr. Unsec. Nts., 10/15/14                                  1,140,000          1,026,000
-----------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                        3,235,000          3,194,563
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                        2,090,000          2,063,875
-----------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 4,7,10                1,000,000                 --
                                                                                            ---------------
                                                                                               18,588,188
-----------------------------------------------------------------------------------------------------------
MEDIA--0.5%
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                      2,245,000          2,020,500
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.2%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                               520,000            534,300
7.50% Sr. Nts., 5/1/12                                                       3,880,000          3,986,700
-----------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 4,7,10            1,834,000                 --
-----------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15              14,715,000         11,338,305
-----------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875% Sr. Nts., 2/1/10 4                                600,000            619,500
-----------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                      355,000            300,646
                                                                                            ---------------
                                                                                               16,779,451
-----------------------------------------------------------------------------------------------------------
UTILITIES--1.2%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                           3,475,000          3,475,000
-----------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                       635,000            615,740
                                                                                            ---------------
                                                                                                4,090,740
-----------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 4                    349,488            351,236
-----------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 9.125% Sr. Unsec. Nts., 5/1/31                 370,000            337,625
                                                                                            ---------------
                                                                                                  688,861

                      10 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
-------------------------------------------------------------------------------

                                                                                                                    VALUE
                                                                                                     ----------------------
Total Corporate Bonds and Notes (Cost $395,148,899)                                                  $        356,973,543

                                                                                SHARES
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.2%
---------------------------------------------------------------------------------------------------------------------------

AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 4,8,10                     13,764                                 --
---------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 4,10                                                                    8,000                                 --
---------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 8.25% Non-Cum. Sub., Series S,
Non-Vtg.                                                                       160,075                          3,849,804
---------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 4,8,10                           342                                 --
Sovereign Real Estate Investment Trust, 12% Non-Cum.,
Series A 5                                                                      10,000                          1,122,500
                                                                                                     ----------------------
Total Preferred Stocks (Cost $5,986,286)                                                                        4,972,304
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--3.7%
---------------------------------------------------------------------------------------------------------------------------

AT&T, Inc.                                                                      53,338                          2,042,845
---------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A                                                           183,690                          3,552,565
---------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                34,520                          3,047,080
---------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. 4,10                                                 4,647                             34,853
---------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 10                                                30,463                            131,905
---------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                           25,578                          1,027,980
---------------------------------------------------------------------------------------------------------------------------
Revlon, Inc., Cl. A 10                                                       1,012,858                            992,601
---------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                     44,075                          1,919,385
---------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                    51,800                          1,888,106
                                                                                                     ----------------------
Total Common Stocks (Cost $15,880,880)                                                                         14,637,320

                                                                                UNITS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
---------------------------------------------------------------------------------------------------------------------------

DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 4,10                          1,750                                 --
---------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. Wts., Exp. 2/28/11 10                                  570                                691
---------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 4,10                          800                                 --
                                                                                                     ----------------------
Total Rights, Warrants and Certificates (Cost $4,339)                                                                 691

                                                                               SHARES
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--2.4%
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E, 3.29% 11,12
(Cost $9,595,138)                                                            9,595,138                          9,595,138
---------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $459,579,665)                                  104.5%                       418,611,500
---------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                             (4.5)                       (18,151,352)
                                                                             ----------------------------------------------
Net Assets                                                                       100.0%              $        400,460,148
                                                                             ==============================================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR           Euro

1. Represents the current interest rate for a variable or increasing rate security.

                      11 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
-------------------------------------------------------------------------------

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,712,609 or 0.43% of the Fund's net assets as of March 31, 2008.

3. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $3,031,995. See accompanying Notes. 4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $10,793,746, which represents 2.70% of the Fund's net assets. See accompanying Notes.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $31,166,359 or 7.78% of the Fund's net assets as of March 31, 2008. 6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date. 7. Issue is in default. See accompanying Notes.

8. Interest or dividend is paid-in-kind, when applicable.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security. 10. Non-income producing security.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES           GROSS           GROSS               SHARES
                                                     DECEMBER 31, 2007       ADDITIONS      REDUCTIONS       MARCH 31, 2008
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          10,989,620      68,905,241      70,299,723            9,595,138

                                                                                                                   DIVIDEND
                                                                                                 VALUE               INCOME
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                         $ 9,595,138       $       72,488

12.   Rate shown is the 7-day yield as of March 31, 2008.

-------------------------------------------------------------------------------
VALUATION INPUTS
-------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                                    INVESTMENTS IN              OTHER FINANCIAL
VALUATION INPUTS                                                        SECURITIES                 INSTRUMENTS*
----------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                               $ 24,197,619              $      (236,431)
Level 2 - Other Significant Observable Inputs                          394,413,881                  (26,414,452)
Level 3 - Significant Unobservable Inputs                                       --                           --
                                                                      -----------------------------------------

    TOTAL                                                             $418,611,500              $   (26,650,883)
                                                                      =========================================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

                      12 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

-------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
-------------------------------------------------------------------------------------------------------
                                                                                            UNREALIZED
                                              NUMBER OF    EXPIRATION                     APPRECIATION
CONTRACT DESCRIPTION               BUY/SELL   CONTRACTS          DATE          VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index            Sell          37       6/19/08   $ 12,247,000   $      (153,662)
U.S. Long Bonds                        Sell          42       6/19/08      4,989,469           (33,966)
U.S. Treasury Nts., 2 yr.               Buy          90       6/30/08     19,319,063            70,398
U.S. Treasury Nts., 5 yr.              Sell          77       6/30/08      8,796,047          (104,530)
U.S. Treasury Nts., 10 yr.             Sell          10       6/19/08      1,189,531           (42,338)
U.S. Treasury Nts., 10 yr.              Buy         103       6/19/08     12,252,172            27,667
                                                                                       ---------------
                                                                                       $      (236,431)
                                                                                       ===============

-------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
-------------------------------------------------------------------------------

                                                        BUY/SELL  NOTIONAL
                                                          CREDIT    AMOUNT   PAY/RECEIVE   TERMINATION        PREMIUM
SWAP COUNTERPARTY            REFERENCE ENTITY         PROTECTION     (000S)   FIXED RATE          DATE PAID/(RECEIVED)      VALUE
----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:

                          Beazer Homes USA, Inc.            Sell   $   890        4.7000 %     9/20/08 $           -  $   (30,090)
                          Capmark Financial Group,
                          Inc.                              Sell       160        5.0000       6/20/12       (44,800)     (43,599)

                          Citigroup, Inc.                   Sell     4,870        3.2500       9/20/08             -     (272,033)

                          Dillard's, Inc.                   Sell       745        1.9000      12/20/08             -       (7,688)

                          HCP, Inc.                         Sell       285        4.6000       3/20/09             -          269

                          iStar Financial, Inc.             Sell       345        4.4000      12/20/12             -      (45,909)

                          Merrill Lynch & Co., Inc.         Sell     1,455        0.6800       9/20/08             -          163

                          Six Flags, Inc.                   Sell       375        8.2500      12/20/08             -      (50,504)

                          Six Flags, Inc.                   Sell       590        7.0000       9/20/08             -      (52,588)

                          Smithfield Foods, Inc.            Sell       910        1.5000       3/20/12             -      (92,611)

                          The Mosaic Co.                    Sell       450        1.5000       9/20/12             -       11,295
-------------------------------------------------------------------------------------------------------------------- -------------
Citibank NA, New York:

                          Amkor Technology, Inc.            Sell       260        2.0500       9/20/08             -         (449)

                          Cablevision Systems Corp.         Sell       160        3.1000      12/20/10             -       (8,406)
                          Capmark Financial Group,
                          Inc.                              Sell     3,300        7.1250      12/20/12             -     (677,351)
                          Capmark Financial Group,
                          Inc.                              Sell     1,485        9.7000      12/20/12             -     (202,545)
                          Capmark Financial Group,
                          Inc.                              Sell     1,235        9.7500      12/20/12             -     (166,795)

                          Ford Motor Credit Co.             Sell     1,700        2.3200       3/20/12             -     (362,909)

                          Intelsat Ltd.                     Sell       550        4.3000      12/20/08             -      (13,910)

                      13 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                          Intelsat Ltd.                  Sell          545      5.0000      3/20/09            -           (4,252)

                          Nalco Co.                      Sell          435      3.6000      9/20/12            -           (5,042)

                          Nortel Networks Corp.          Sell        1,735      1.8900      9/20/08            -              510

                          Reliant Energy, Inc.           Sell        1,035      3.9000      9/20/11            -          (28,645)

                          Reliant Energy, Inc.           Sell          465      2.4500      9/20/11            -          (32,763)

                          Reliant Energy, Inc.           Sell        1,070      2.6000      9/20/11            -          (70,654)

                          Tribune Co.                    Sell          540      5.0000      3/20/10     (178,200)        (223,512)

                          Tribune Co.                    Sell        1,300      7.6000      9/20/08            -         (129,870)

                          Tribune Co.                    Sell        1,160      7.5000      9/20/08            -         (116,409)

                          Tribune Co.                    Sell          525      5.0000      3/20/10     (168,000)        (217,303)

                          Tribune Co.                    Sell          540      5.0000      3/20/10     (176,850)        (223,512)

                          Tribune Co.                    Sell          555      5.0000      3/20/10     (194,250)        (229,721)
                          Univision Communications,
                          Inc.                           Sell          442      1.1000      6/20/08            -          (14,487)
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:

                          Aramark Corp.                  Sell          705      6.0000      3/20/13            -            2,665

                          ArvinMeritor, Inc.             Sell          870      1.6000      9/20/08            -          (21,303)

                          ArvinMeritor, Inc.             Sell          900      1.4000      9/20/08            -          (22,926)
                          Capmark Financial Group,
                          Inc.                           Sell          550      6.2500     12/20/12            -         (125,762)
                          Capmark Financial Group,
                          Inc.                           Sell        1,060      3.5000      6/20/12            -         (336,336)
                          Capmark Financial Group,
                          Inc.                           Sell        1,120      5.2000     12/20/12            -         (287,548)

                          CDX.NA.IG.10 Index              Buy        4,020      1.5500      6/20/13      (26,217)         (30,274)
                          CDX.NA.IG.HVOL.10 Index         Buy        4,020      3.5000      6/20/13      (45,663)         (46,370)

                          CenturyTel, Inc.                Buy        1,125      0.3775      9/20/12            -           46,208
                          Charter Communications
                          Holdings LLC                    Buy          635      5.0000      9/20/10       40,481          292,160
                          Charter Communications
                          Holdings LLC                   Sell          635      5.0000      9/20/17     (127,000)        (388,322)
                          Charter Communications
                          Holdings LLC                    Buy          175      7.0000      9/20/10            -           76,774
                          Charter Communications
                          Holdings LLC                   Sell          175      5.0000      9/20/17      (35,000)        (107,018)

                          Dean Foods Co.                 Sell          465      1.0000      6/20/11            -          (61,760)

                          Dean Foods Co.                 Sell          455      1.0200      6/20/11            -          (60,186)

                          El Paso Corp.                  Sell          505      2.8000      3/20/18            -          (11,701)

                          Ford Motor Credit Co.          Sell          875      2.5500      3/20/12            -         (181,116)

                      14 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                          Ford Motor Credit Co.          Sell        4,100      2.3850      3/20/12            -         (867,736)

                          Freescale Semiconductor,
                          Inc.                           Sell        1,030      5.0000      3/20/13     (187,975)        (225,916)

                          GMAC LLC                       Sell        1,810      1.3900      3/20/17            -         (573,707)

                          GMAC LLC                       Sell        1,915      5.0000      3/20/09     (277,675)        (183,968)
                          Harrah's Operating Co.,
                          Inc.                           Sell        1,160      5.0000      3/20/10      (73,950)         (67,040)

                          Intelsat Ltd.                  Sell          555      4.4000      3/20/09            -           (7,541)

                          Intelsat Ltd.                  Sell           55      5.7500      3/20/09            -              (31)

                          iStar Financial, Inc.          Sell          185     12.0000      3/20/09            -           (2,669)

                          iStar Financial, Inc.          Sell          845      4.1500     12/20/12            -         (112,443)

                          iStar Financial, Inc.          Sell          135      4.0000     12/20/12            -          (17,964)

                          Massey Energy Co.              Sell          460      5.0000      3/20/13            -            8,811

                          Massey Energy Co.              Sell          210      5.0000      3/20/13            -            4,022

                          Nalco Co.                      Sell          425      3.6000      9/20/12            -          (11,952)

                          Nalco Co.                      Sell          860      3.4000      9/20/12            -          (16,353)

                          Rite Aid Corp.                 Sell          395      7.5000      3/20/09            -           (5,471)

                          Smithfield Foods, Inc.         Sell          900      1.4900      3/20/12            -          (91,903)

                          Sprint Nextel Corp.            Sell          825      6.3000      3/20/09            -            1,600

                          Tenet Healthcare Corp.         Sell        1,940      4.0500     12/20/08            -           16,963
                          The Goodyear Tire &
                          Rubber Co.                     Sell          580      1.5500      9/20/08            -             (137)

                          Toys "R" Us, Inc.              Sell          500      2.8000      9/20/08            -          (13,788)

                          Tribune Co.                    Sell          545      6.3500     12/20/08            -          (67,256)

                          TXU Corp.                      Sell          410      1.6100      6/20/11            -          (51,539)

                          TXU Corp.                      Sell          125      5.9100     12/20/12            -           (5,692)

                          TXU Corp.                      Sell          115      6.0500     12/20/12            -           (4,683)

                          TXU Corp.                      Sell          125      6.0000     12/20/12            -           (5,305)

                          TXU Corp.                      Sell          925      1.5300      6/20/11            -         (118,256)
                          Univision Communications,
                          Inc.                           Sell        1,265     14.6000      3/20/09            -           13,432

                          Vornado Realty LP              Sell          190      3.6000      3/20/09            -             (325)

                          Wachovia Corp.                 Sell          410      1.0000      3/20/09            -                7
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                          ABX.HE.AA.06-2 Index           Sell        1,080      0.1700      5/25/46     (129,590)        (627,357)

                          Ambac Assurance Corp.          Sell          430      4.5500      9/20/08            -          (10,211)

                          Ambac Assurance Corp.          Sell          545      4.5500      9/20/08            -          (12,942)

                      15 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                          Cemex                          Sell          190      2.0000      3/20/09            -               25

                          CVRD Inco Ltd.                  Buy          840      0.6300      3/20/17            -           38,185

                          Ford Motor Co.                 Sell        2,750      5.8000     12/20/16            -         (565,582)

                          General Motors Corp.           Sell        2,200      4.6800     12/20/16            -         (427,999)

                          Vale Overseas Ltd.             Sell          840      1.0500      3/20/17            -          (78,582)

                          CenturyTel, Inc.                Buy        2,060      0.5300      9/20/12            -           71,853

                          CenturyTel, Inc.                Buy        1,685      0.4250      9/20/12            -           65,959
                          Countrywide Home Loans,
                          Inc.                           Sell        2,210      9.0000     12/20/08            -           21,941
                          Countrywide Home Loans,
                          Inc.                           Sell          370      3.2500      9/20/08            -           (5,202)
                          Countrywide Home Loans,
                          Inc.                           Sell        1,010      8.5000     12/20/08            -            6,387
                          Countrywide Home Loans,
                          Inc.                           Sell        4,845      2.5500      9/20/08            -          (84,889)
                          Countrywide Home Loans,
                          Inc.                           Sell        2,215      9.7500     12/20/08            -           33,967

                          Ford Motor Co.                 Sell        3,440      5.8500     12/20/16            -         (700,728)

                          Ford Motor Co.                 Sell        2,335      6.0000     12/20/16            -         (344,950)

                          Ford Motor Co.                 Sell          550      8.2000      3/20/18            -          (40,569)

                          Ford Motor Credit Co.          Sell        2,805      2.3900      3/20/12            -         (593,263)

                          Ford Motor Credit Co.          Sell        1,360      2.3400      3/20/12            -         (289,560)
                          Freescale Semiconductor,
                          Inc.                           Sell          205      5.0000      3/20/13      (36,388)         (36,764)
                          Freescale Semiconductor,
                          Inc.                           Sell          290      5.0000      3/20/13      (55,100)         (56,841)

                          General Motors Corp.           Sell        1,865      4.7500     12/20/16            -         (357,166)

                          GMAC LLC                       Sell        1,820      1.3700      3/20/17            -         (578,960)

                          Intelsat Ltd.                  Sell          220      4.4000      3/20/09            -           (2,989)

                          Intelsat Ltd.                  Sell          550      4.7500      3/20/09            -           (5,617)

                          Intelsat Ltd.                  Sell          325      5.0000      3/20/09            -           (2,536)

                          iStar Financial, Inc.          Sell        2,305      3.0000     12/20/08            -         (179,115)

                          iStar Financial, Inc.          Sell        2,355      5.8500     12/20/08            -         (136,465)

                          iStar Financial, Inc.          Sell          805      4.3200     12/20/12            -         (107,121)

                          iStar Financial, Inc.          Sell        1,020      4.5000     12/20/12            -         (135,730)

                          iStar Financial, Inc.          Sell        3,955      2.9250     12/20/08            -         (309,388)

                          iStar Financial, Inc.          Sell          460     12.0000      3/20/09            -           (6,636)

                          iStar Financial, Inc.          Sell        1,035      4.0000     12/20/12            -         (137,726)
                          Lehman Brothers Holdings,
                          Inc.                           Sell          735      1.4100      9/20/08            -          (18,687)

                          MBIA, Inc.                     Sell        1,090      4.9000     12/20/12            -         (141,465)

                      16 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                          MBIA, Inc.                     Sell          730      1.5200      9/20/08            -          (47,574)

                          Merrill Lynch & Co., Inc.      Sell          195      1.8500      6/20/08            -              611

                          MGM Mirage                     Sell          890      1.1500     12/20/09            -          (33,449)

                          SLM Corp.                      Sell          580      2.0100      9/20/09            -          (55,479)

                          TXU Corp.                      Sell        1,105      2.5500      9/20/08            -          (10,227)

                          Vornado Realty LP              Sell          385      3.8750      6/20/09            -              385

                          Wachovia Corp.                 Sell          905      1.0000      3/20/09            -               15

                          Washington Mutual, Inc.        Sell          435      4.5000     12/20/08            -           (9,210)

                          Washington Mutual, Inc.        Sell          665      4.5000     12/20/08            -          (14,079)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:

                          ABX.HE.AA.06-2 Index           Sell        1,810      0.1700      5/25/46            -       (1,049,749)

                          ABX.HE.AA.06-2 Index           Sell          380      0.1700      5/25/46      (31,309)        (220,389)

                          CMBX.NA.AJ.3 Index             Sell        2,300      1.4700     12/13/49     (282,773)        (417,795)

                          CMBX.NA.AJ.4 Index             Sell        2,300      0.9600      2/17/51     (396,689)        (497,369)

                          General Motors Corp.           Sell        1,865      4.9500     12/20/16            -         (340,998)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:

                          Amkor Technology, Inc.         Sell          295      2.6500      9/20/08            -              378

                          ArvinMeritor, Inc.             Sell          585      2.2500      9/20/08            -          (12,447)

                          ArvinMeritor, Inc.             Sell          890      1.6000      9/20/08            -          (21,793)

                          Beazer Homes USA, Inc.         Sell          920      2.5000      6/20/08            -          (19,088)

                          Beazer Homes USA, Inc.         Sell          810      2.6500      9/20/08            -          (32,599)

                          Beazer Homes USA, Inc.         Sell          890      4.8000      9/20/08            -          (26,530)

                          CenturyTel, Inc.                Buy          685      2.2000      3/20/13            -           (9,359)

                          First Data Corp.               Sell          585      1.3500      9/20/08            -           (5,388)

                          First Data Corp.               Sell          175      3.0000      9/20/08            -             (208)

                          Ford Motor Co.                 Sell          500      6.4000     12/20/17            -          (70,838)

                          General Mills, Inc.            Sell          495      0.3800     12/20/12            -             (377)

                          General Motors Corp.           Sell          500      5.9500     12/20/17            -          (68,162)

                          GMAC LLC                       Sell        1,095      1.3900      3/20/17            -         (347,077)

                          GMAC LLC                       Sell          910      1.3900      3/20/17            -         (288,438)

                          GMAC LLC                       Sell        2,290      1.3900      3/20/17            -         (725,850)

                          GMAC LLC                       Sell        1,030      1.3700      3/20/17            -         (327,653)

                      17 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
-------------------------------------------------------------------------------

                          iStar Financial, Inc.          Sell        2,310      3.9500     12/20/12            -        (307,389)
                          K. Hovnanian Enterprises,
                          Inc.                           Sell        1,097      2.0000      6/20/08            -         (37,770)
                          K. Hovnanian Enterprises,
                          Inc.                           Sell        1,775      2.0000      6/20/08            -         (61,113)
                          K. Hovnanian Enterprises,
                          Inc.                           Sell        1,775      1.8000      6/20/08            -         (61,990)
                          Lehman Brothers Holdings,
                          Inc.                           Sell          730      0.8000      9/20/10            -         (39,468)

                          Lennar Corp.                   Sell          870      2.9000     12/20/08            -         (23,816)

                          Merrill Lynch & Co., Inc.      Sell          435      1.8500      6/20/08            -           1,363

                          Nalco Co.                      Sell          465      3.7000      9/20/12            -          (3,663)

                          Qwest Corp.                    Sell          685      4.7000      3/20/13            -          20,130

                          R.H. Donnelley Corp.           Sell          430      9.0000      3/20/09            -         (14,892)

                          Rite Aid Corp.                 Sell          715      8.0600      3/20/09            -          (6,182)

                          Sara Lee Corp.                  Buy          480      0.4190      9/20/12            -          13,251

                          Six Flags, Inc.                Sell          350     10.8500     12/20/08            -         (41,358)
                          Smurfit-Stone Container
                          Enterprises, Inc.              Sell          580      1.4500      9/20/08            -             (17)

                          Sprint Nextel Corp.            Sell          295      6.3000      3/20/09            -             572

                          Standard Pacific Corp.         Sell        3,410      2.2000      6/20/08            -         (61,482)
                          Univision Communications
                          Inc.                           Sell          980      5.0000      6/20/09      (98,000)         (9,000)
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA,
NY Branch:

                          Citigroup, Inc.                Sell          880      1.3000      9/20/08            -         (57,360)

                          CMBX.NA.AJ.3 Index             Sell        1,000      1.4700     12/13/49     (119,886)       (167,200)

                          CMBX.NA.AJ.4 Index             Sell        1,000      0.9600      2/17/51     (169,360)       (208,625)
                          Countrywide Home Loans,
                          Inc.                           Sell        1,820      1.8000      9/20/08            -         (38,639)

                          Dean Foods Co.                 Sell          460      1.0500      6/20/11            -         (60,475)

                          Dean Foods Co.                 Sell        1,200      1.0800      6/20/11            -        (156,788)

                          Dean Foods Co.                 Sell          930      1.0300      6/20/11            -        (122,767)

                          Dean Foods Co.                 Sell          930      1.0600      6/20/11            -        (122,013)

                          Dole Food Co., Inc.            Sell          225      2.3800      9/20/08            -         (11,106)

                          Ford Motor Co.                 Sell        2,335      6.0000     12/20/16            -        (461,870)

                          General Motors Corp.           Sell        2,760      4.7500     12/20/16            -        (528,568)
                          Lehman Brothers Holdings,
                          Inc.                           Sell        5,770      1.5500      9/20/08            -        (142,709)

                          Merrill Lynch & Co., Inc.      Sell        5,770      0.8000      9/20/08            -           4,143

                          Rite Aid Corp.                 Sell          555      1.4000      9/20/08            -         (24,009)

                      18 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
-------------------------------------------------------------------------------

                          The Bear Stearns Cos.,
                          Inc.                           Sell        1,470      2.7000      9/20/08            -           (1,179)

                          The Mosaic Co.                 Sell          455      1.5000      9/20/12            -           11,421

                          The Mosaic Co.                 Sell          895      1.5000      9/20/12            -           22,465

                          Toys "R" Us, Inc.              Sell          450      1.9200      9/20/08            -          (14,351)

                          Tribune Co.                    Sell          890      8.5000      9/20/08            -          (85,283)
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:

                          ABX.HE.AA.06-2 Index           Sell          490      0.1700      5/25/46     (120,022)        (283,783)

                          ABX.HE.AA.06-2 Index           Sell        1,270      0.1700      5/25/46     (822,223)        (735,519)
                          Allied Waste North
                          America, Inc.                  Sell          535      2.2100      9/20/09            -              485

                          Ambac Assurance Corp.          Sell          225      4.6500      9/20/08            -           (5,232)

                          Amkor Technology, Inc.         Sell          430      2.5000      9/20/08            -              228

                          Aramark Corp.                  Sell          500      6.0000      3/20/13            -            1,890

                          ArvinMeritor, Inc.             Sell          445      3.0000      9/20/08            -           (7,820)

                          ArvinMeritor, Inc.             Sell          810      2.2000      9/20/08            -           (5,357)

                          ArvinMeritor, Inc.             Sell          890      1.1500      9/20/08            -          (23,769)

                          Beazer Homes USA, Inc.         Sell        1,650      2.6500      6/20/08            -          (33,617)

                          Beazer Homes USA, Inc.         Sell          585      5.0000      9/20/08      (58,500)         (16,870)

                          Beazer Homes USA, Inc.         Sell          465      2.3300      6/20/08            -           (9,845)

                          Beazer Homes USA, Inc.         Sell        1,280      5.4000      9/20/08            -          (34,428)

                          Cablevision Systems Corp.      Sell          930      3.1300     12/20/10            -          (49,591)

                          Cablevision Systems Corp.      Sell          230      3.4000     12/20/10            -          (13,893)

                          Capital One Bank                Buy          245      1.8000     12/20/12            -           17,880

                          Centex Corp.                   Sell          590      1.7500      9/20/09            -          (33,409)

                          CenturyTel, Inc.                Buy          965      2.0500      3/20/13            -           (6,879)

                          CenturyTel, Inc.                Buy          785      2.0500      3/20/13            -           (5,595)

                          CenturyTel, Inc.                Buy        1,150      1.9200      3/20/13            -           (1,685)

                          CenturyTel, Inc.                Buy          435      2.1700      3/20/13            -           (5,375)
                          Charter Communications
                          Holdings LLC                    Buy          330      7.4000      9/20/10            -           143,363
                          Charter Communications
                          Holdings LLC                   Sell          330      5.0000      9/20/12      (49,500)        (188,612)
                          Charter Communications
                          Holdings LLC                   Sell          435      5.0000      9/20/12      (69,600)        (248,626)
                          Charter Communications
                          Holdings LLC                    Buy          435      7.6000      9/20/10            -          188,048

                      19 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                          Charter Communications
                          Holdings LLC                   Sell          430      5.0000      9/20/12      (64,500)        (245,768)
                          Charter Communications
                          Holdings LLC                    Buy          430      7.2500      9/20/10            -          187,496

                          CMBX.NA.AJ.3 Index             Sell        2,500      1.4700     12/13/49     (352,732)        (418,566)

                          Companhia Vale Do Rio Doce     Sell          685      1.5900      3/20/17            -          (50,390)

                          CSC Holdings, Inc.             Sell          510      5.6000      3/20/13            -            8,681

                          Cvrd Inco Ltd.                  Buy          685      0.7100      3/20/17            -           22,301

                          Dillard's, Inc.                Sell          945      2.2500     12/20/08            -           10,528

                          Dillard's, Inc.                Sell        2,735      2.2500     12/20/08            -           30,471

                          Dole Food Co., Inc.            Sell          610      5.2500      9/20/08            -          (21,667)

                          Dole Food Co., Inc.            Sell          570      3.4500      9/20/08            -          (25,195)

                          Dole Food Co., Inc.            Sell          845      3.2000      9/20/08            -          (38,368)

                          Dole Food Co., Inc.            Sell          785      5.0000      3/20/09     (125,600)         (90,335)

                          D.R. Horton, Inc.              Sell        1,140      4.2000     12/20/08            -            1,951

                          First Data Corp.               Sell          870      3.5000      9/20/08            -              120

                          First Data Corp.               Sell          400      3.0000      9/20/08            -             (944)

                          First Data Corp.               Sell          870      2.7500      9/20/08            -           (3,141)

                          First Data Corp.               Sell          477      3.0000      9/20/08            -           (1,126)

                          Ford Motor Credit Co. LLC      Sell        1,225      9.0500      3/20/10            -          (25,784)
                          Freescale Semiconductor,
                          Inc.                           Sell          260      5.0000      3/20/13      (48,750)         (43,889)

                          General Mills, Inc.            Sell          600      0.4000     12/20/12            -               74

                          General Motors Corp.           Sell          195      7.7000      3/20/18            -          (15,947)

                          Genworth Financial, Inc.       Sell          590      3.2500      3/20/09            -              865

                          Georgia-Pacific LLC            Sell          600      0.8000     12/20/08            -          (12,557)

                          GMAC LLC                       Sell          910      1.4000      3/20/17            -         (287,918)

                          GMAC LLC                       Sell          975      1.4000      3/20/17            -         (308,483)
                          Harrah's Operating Co.,
                          Inc.                           Sell        1,100      2.3000      9/20/08            -          (23,631)
                          K. Hovnanian Enterprises,
                          Inc.                           Sell        1,385      4.2200      9/20/08            -          (70,941)
                          K. Hovnanian Enterprises,
                          Inc.                           Sell          585      7.5000      9/20/08            -          (20,790)

                          Lennar Corp.                   Sell        3,535      2.9000     12/20/08            -          (96,771)

                          Levi Strauss & Co.             Sell          570      1.6000      9/20/08            -            1,629

                          MBIA, Inc.                     Sell        4,855      1.9500      9/20/08            -         (306,278)

                          Morgan Stanley                 Sell        1,460      0.6400      9/20/08            -             (686)


                      20 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                      Nalco Co.                     Sell      260       3.4000      9/20/12               -            (4,944)

                      Nortel Networks Corp.         Sell      865       1.8500      9/20/08               -                80

                      Owens-Illinois, Inc.          Sell    1,065       3.4100      3/20/13               -            12,551

                      Owens-Illinois, Inc.          Sell    1,025       3.2000      3/20/13               -             3,149

                      Owens-Illinois, Inc.          Sell    1,180       3.4600      3/20/13               -            16,354

                      Pulte Homes, Inc.             Sell      875       2.8500      9/20/09               -           (10,616)

                      Qwest Corp.                   Sell      435       4.7500      3/20/13               -            13,657

                      R.H. Donnelley Corp.          Sell       60       5.0000      3/20/09          (6,000)           (5,908)

                      Reliant Energy, Inc.          Sell      440       2.5000      9/20/11               -           (30,352)

                      Reliant Energy, Inc.          Sell      845       2.1500      9/20/11               -           (67,015)

                      Residential Capital
                      LLC                           Sell    3,070       5.0000      6/20/08        (429,800)         (588,283)

                      Residential Capital
                      LLC                           Sell      340       5.0000      6/20/08         (44,200)          (65,152)

                      Rite Aid Corp.                Sell      570       3.2500      9/20/08               -           (19,526)

                      Rite Aid Corp.                Sell      455       1.3500      9/20/08               -           (19,794)

                      Rite Aid Corp.                Sell       75       1.4500      9/20/08               -            (3,226)

                      Rite Aid Corp.                Sell    1,080       1.3500      9/20/08               -           (46,983)

                      Saks, Inc.                    Sell      570       1.7000      9/20/08               -                27

                      Six Flags, Inc.               Sell      355       5.0000      9/20/08               -           (34,895)

                      Six Flags, Inc.               Sell    1,330       5.2200      9/20/08               -          (129,393)

                      Six Flags, Inc.               Sell      650       7.0000      9/20/08               -           (57,936)

                      Smithfield Foods,
                      Inc.                          Sell    1,190       1.5800      3/20/12               -          (117,833)
                      Smurfit-Stone
                      Container
                      Enterprises, Inc.             Sell      500       6.7000      6/20/13               -            (4,543)
                      Smurfit-Stone
                      Container
                      Enterprises, Inc.             Sell      440       6.6000      6/20/13               -            (5,624)

                      Sprint Nextel Corp.           Sell      555       6.3000      3/20/09               -             1,076

                      Standard Pacific
                      Corp.                         Sell    1,200       5.0000      6/20/08        (144,000)          (13,246)

                      Tenet Healthcare
                      Corp.                         Sell      585       4.9000      3/20/09               -            11,379
                      The Bear Stearns
                      Cos., Inc.                    Sell    5,780       1.6000      9/20/08               -           (37,923)
                      The Hartford
                      Financial Services
                      Group, Inc.                   Sell      195       2.3500      3/20/09               -             2,573
                      The Hartford
                      Financial Services
                      Group, Inc.                   Sell      200       2.3500      3/20/09               -             2,639

                      Toys "R" Us, Inc.             Sell      585       3.2500      9/20/08               -           (14,842)

                      Toys "R" Us, Inc.             Sell      360       4.3000      9/20/08               -            (7,281)

                      Toys "R" Us, Inc.             Sell    1,200       1.9500      9/20/08               -           (38,092)

                      21 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------


                      Toys "R" Us, Inc.             Sell      905       1.8500      9/20/08               -          (29,171)

                      Toys "R" Us, Inc.             Sell       40       8.6100      3/20/09               -            1,448

                      Toys "R" Us, Inc.             Sell       30       8.6100      3/20/09               -            1,086

                      Tribune Co.                   Sell      450       5.0000      3/20/10        (135,000)        (186,260)

                      Tribune Co.                   Sell      465       5.0000      3/20/10        (146,475)        (192,469)

                      Tribune Co.                   Sell      380       6.0000     12/20/08               -          (47,759)

                      Tribune Co.                   Sell      430       7.4500      9/20/08               -          (43,249)

                      Tribune Co.                   Sell      580       7.5500      9/20/08               -          (58,074)

                      Tribune Co.                   Sell      230       7.5500      9/20/08               -          (23,029)

                      Tribune Co.                   Sell      270       6.4000     12/20/08               -          (33,232)

                      Tribune Co.                   Sell      425       5.0000      3/20/10        (110,500)        (175,912)

                      Tribune Co.                   Sell      185       5.0000      3/20/10         (61,050)         (76,574)

                      Tribune Co.                   Sell      505       5.0000      3/20/10        (166,650)        (209,025)

                      Tribune Co.                   Sell      505       5.0000      3/20/10        (176,750)        (209,025)

                      Tribune Co.                   Sell      530       5.0000      3/20/10        (180,200)        (219,373)
                      Univision
                      Communications, Inc.          Sell      450       3.0000     12/20/08               -          (40,352)
                      Univision
                      Communications, Inc.          Sell      410       3.0000     12/20/08               -          (36,765)
                      Univision
                      Communications, Inc.          Sell      442       1.1000      6/20/08               -          (14,487)
                      Univision
                      Communications, Inc.          Sell      884       1.1500      6/20/08               -          (28,864)
                      Univision
                      Communications, Inc.          Sell      865       5.0000      3/20/09         (73,525)         (83,743)
                      Washington Mutual,
                      Inc.                          Sell    2,875       5.1500     12/20/08               -          (47,382)
                      Washington Mutual,
                      Inc.                          Sell    1,555       4.4000     12/20/08               -          (34,045)
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:

                      El Paso Corp.                 Sell      530       2.9000      3/20/18               -           (8,728)

                      El Paso Corp.                 Sell    1,345       2.8900      3/20/18               -          (23,051)

                      Ford Motor Co.                Sell    3,825       5.3000     12/20/12               -         (860,315)
                      Freescale
                      Semiconductor, Inc.           Sell      485       5.0000      3/20/13         (90,331)        (101,528)

                      General Motors Corp.          Sell    2,550       4.0500     12/20/12               -         (533,774)

                      Reliant Energy, Inc.          Sell      420       2.0500      9/20/11               -          (34,549)
                      Smurfit-Stone
                      Container
                      Enterprises, Inc.             Sell      995       6.7000      6/20/13               -           (9,041)

                      TXU Corp.                     Sell      925       1.5900      6/20/11               -         (116,771)

                      TXU Corp.                     Sell    1,150       1.6200      6/20/11               -         (144,253)

                      TXU Corp.                     Sell    1,310       2.0600      6/20/11               -         (148,912)

                      22 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                      TXU Corp.                     Sell      925       1.5300      6/20/11               -         (118,256)

                      TXU Corp.                     Sell      930       1.5800      6/20/11               -         (117,652)

Morgan Stanley
Capital Services,
Inc.:

                      ABX.HE.AA.06-2 Index          Sell      380       0.1700      5/25/46         (30,359)        (220,077)

                      ABX.HE.AA.06-2 Index          Sell      730       0.1700      5/25/46         (72,997)        (422,779)

                      Aramark Corp.                 Sell      835       5.9200      3/20/13               -              663
                      Capmark Financial
                      Group, Inc.                   Sell      530       7.4000     12/20/12               -         (104,889)
                      Capmark Financial
                      Group, Inc.                   Sell      550       7.1500     12/20/12               -         (112,525)

                      Dean Foods Co.                Sell      930       0.9500      6/20/11               -         (124,775)

                      Ford Motor Co.                Sell      150       5.9000     12/20/16               -          (30,260)

                      Ford Motor Co.                Sell    2,335       6.1500     12/20/16               -         (448,101)

                      General Motors Corp.          Sell      120       4.6200     12/20/16               -          (23,658)

                      General Motors Corp.          Sell    1,865       4.9000     12/20/16               -         (345,040)

                      Intelsat Ltd.                 Sell      550       2.7500     12/20/08               -          (20,048)

                      J.C. Penney Co., Inc.         Sell      385       1.3000     12/20/17               -          (19,052)

                      J.C. Penney Co., Inc.         Sell      370       1.0700     12/20/17               -          (24,407)

                      Kohl's Corp.                   Buy      575       0.8700     12/20/17               -           30,651

                      Kohl's Corp.                   Buy      555       0.6600     12/20/17               -           38,180

                      Lennar Corp.                  Sell    1,775       2.9000     12/20/08               -         (48,591)

                      Massey Energy Co.             Sell      690       5.1000      9/20/12               -           23,891

                      Residential Capital
                      LLC                           Sell      845       6.2500      9/20/08               -         (275,209)

                      Residential Capital
                      LLC                           Sell    2,610       6.1700      9/20/08               -         (852,389)

                      Residential Capital
                      LLC                           Sell       75       5.0000      6/20/08         (10,125)         (14,372)

                      Residential Capital
                      LLC                           Sell      105       5.0000      6/20/08         (15,225)         (20,120)

                      Residential Capital
                      LLC                           Sell      190       5.0000      6/20/08         (27,550)         (36,408)

                      Residential Capital
                      LLC                           Sell      875       6.2000      9/20/08               -         (285,469)

                      Sara Lee Corp.                 Buy      615       0.4180      9/20/12               -           17,004

                      Smithfield Foods,
                      Inc.                          Sell      160       1.7700      3/20/12               -          (14,957)
                      The Hartford
                      Financial Services
                      Group, Inc.                   Sell      195       2.4000      3/20/09               -            2,670
-------------------------------------------------------------------------------------------------------------------------------
UBS AG:

                      iStar Financial, Inc.         Sell      550       4.5600     12/20/12               -          (73,188)
                      Lehman Brothers
                      Holdings, Inc.                Sell    2,310       1.5500      9/20/08               -          (57,133)

                      Massey Energy Co.             Sell      375       5.0500      9/20/12               -           12,294

                      23 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                      Massey Energy Co.             Sell      430       5.1000      9/20/12               -           14,888
                                                                                              ---------------------------------
                                                                                              $  (6,446,358)   $ (32,085,455)
                                                                                              =================================

-------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
-------------------------------------------------------------------------------

SWAP                           NOTIONAL       PAID BY         RECEIVED BY  TERMINATION
COUNTERPARTY                     AMOUNT      THE FUND            THE FUND         DATE               VALUE
------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:

                                                              Three-Month
                         $   28,800,000        3.9860%            USD BBA       2/1/15        $   (391,219)
                                                                    LIBOR
                                                              Three-Month
                             22,500,000        4.8275             USD BBA       2/1/28            (691,853)
                                                                    LIBOR
-------------------------------------------------------------------------------------------------------------
Goldman Sachs                25,200,000        2.8440         Three-Month
International                                                     USD BBA       2/28/10           (119,977)
                                                                    LIBOR
                                                                                              ---------------
                                                                                              $ (1,203,049)
                                                                                              ===============

Abbreviation is as follows:

BBA LIBOR       British Bankers' Association London-Interbank Offered Rate

-------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
-------------------------------------------------------------------------------

                               NOTIONAL
SWAP COUNTERPARTY                AMOUNT        PAID BY THE FUND      RECEIVED BY THE FUND    TERMINATION DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc         $   2,260,000        If positive, the
                                            Total Return of the          If negative, the
                                                Lehman Brothers      Total Return of the
                                             U.S. CMBS AAA 8.5+      Lehman Brothers U.S.
                                            Index plus 20 basis       CMBS AAA 8.5+ Index
                                                         points     minus 20 basis points              6/1/08    $   72,498
-----------------------------------------------------------------------------------------------------------------------------
Citibank NA:

                                               If positive, the
                                                Total Return of          If negative, the
                                                     the Lehman       Total Return of the
                                             Brothers U.S. CMBS      Lehman Brothers U.S.
                             19,800,000               AAA Index            CMBS AAA Index              2/1/09       268,088
                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                  plus 15 basis       CMBS AAA 8.5+ Index
                              1,500,000                  points     minus 15 basis points              8/1/08        48,181
                                               If positive, the
                                                Total Return of          If negative, the
                                                     the Lehman       Total Return of the
                                             Brothers U.S. CMBS      Lehman Brothers U.S.
                                             AAA Index minus 15       CMBS AAA Index plus
                             11,500,000            basis points           15 basis points              2/1/09       157,145

                      24 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                  plus 15 basis       CMBS AAA 8.5+ Index
Deutsche Bank AG              3,600,000                  points     minus 15 basis points         8/1/08            115,634
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The):

                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                 minus 50 basis       CMBS AAA 8.5+ Index
                             10,900,000                  points      plus 50 basis points         8/1/08            319,123
                                               If positive, the
                                                Total Return of          If negative, the
                                                     the Lehman       Total Return of the
                                             Brothers U.S. CMBS      Lehman Brothers U.S.
                             10,800,000          AAA 8.5+ Index       CMBS AAA 8.5+ Index         3/1/09            295,392
                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                 minus 50 basis       CMBS AAA 8.5+ Index
                              4,200,000                  points      plus 50 basis points         3/1/09            135,632
                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                minus 250 basis       CMBS AAA 8.5+ Index
                              3,380,000                  points     plus 250 basis points         3/1/09            233,739
                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                minus 200 basis       CMBS AAA 8.5+ Index
                              4,060,000                  points     plus 200 basis points         3/1/09            404,362
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:

                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                 minus 35 basis       CMBS AAA 8.5+ Index
                             20,300,000                  points      plus 35 basis points         8/1/08            654,771
                                               If positive, the
                                                Total Return of          If negative, the
                                                     the Lehman       Total Return of the
                                             Brothers U.S. CMBS      Lehman Brothers U.S.
                                                 AAA 8.5+ Index       CMBS AAA 8.5+ Index
                                                plus 42.5 basis          minus 42.5 basis
                             22,100,000                  points                    points         6/1/08            699,984
                                               If positive, the
                                                Total Return of          If negative, the
                                                     the Lehman       Total Return of the
                                             Brothers U.S. CMBS      Lehman Brothers U.S.
                             11,050,000          AAA 8.5+ Index       CMBS AAA 8.5+ Index         6/1/08            353,514

                      25 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                 minus 25 basis       CMBS AAA 8.5+ Index
                              2,200,000                  points      plus 25 basis points         2/1/09             29,675
                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                  plus 40 basis       CMBS AAA 8.5+ Index
                              2,700,000                  points     minus 40 basis points         6/1/08             85,569
                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                  plus 15 basis       CMBS AAA 8.5+ Index
                              4,300,000                  points     minus 15 basis points         8/1/09            137,083
                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                 minus 55 basis       CMBS AAA 8.5+ Index
                              2,282,000                  points      plus 55 basis points         5/1/08             73,948
                                               If positive, the

                                                Total Return of          If negative, the
                                                     the Lehman       Total Return of the
                                             Brothers U.S. CMBS      Lehman Brothers U.S.
                             11,050,000          AAA 8.5+ Index       CMBS AAA 8.5+ Index         6/1/08            353,514
                                               If positive, the
                                                Total Return of          If negative, the
                                                     the Lehman       Total Return of the
                                             Brothers U.S. CMBS      Lehman Brothers U.S.
                                400,000          AAA 8.5+ Index       CMBS AAA 8.5+ Index         3/1/09              12,797
                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                minus 200 basis       CMBS AAA 8.5+ Index
                              4,060,000                  points     plus 200 basis points         3/1/09             348,893
                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                 minus 45 basis       CMBS AAA 8.5+ Index
                              3,025,000                  points      plus 45 basis points         5/1/08              97,798
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:

                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                  plus 30 basis       CMBS AAA 8.5+ Index
                              6,100,000                  points     minus 30 basis points         8/1/08             148,065

                      26 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                minus 225 basis       CMBS AAA 8.5+ Index
                              9,350,000                  points     plus 225 basis points         8/1/08             226,892
                                               If positive, the
                                                Total Return of          If negative, the
                                                     the Lehman       Total Return of the
                                             Brothers U.S. CMBS      Lehman Brothers U.S.
                             11,050,000          AAA 8.5+ Index       CMBS AAA 8.5+ Index         6/1/08             306,121
                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                  plus 40 basis       CMBS AAA 8.5+ Index
                              1,900,000                  points     minus 40 basis points         6/1/08              52,631
                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                 minus 90 basis       CMBS AAA 8.5+ Index
                              2,260,000                  points      plus 90 basis points         6/1/08              62,624
                                               If positive, the
                                                Total Return of          If negative, the
                                                     the Lehman       Total Return of the
                                             Brothers U.S. CMBS      Lehman Brothers U.S.
                              2,200,000               AAA Index            CMBS AAA Index         2/1/09              49,191
                                               If positive, the
                                                Total Return of          If negative, the
                                                     the Lehman       Total Return of the
                                             Brothers U.S. CMBS      Lehman Brothers U.S.
                              3,800,000               AAA Index            CMBS AAA Index         3/1/09              88,048
                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                minus 250 basis       CMBS AAA 8.5+ Index
                              7,530,000                  points     plus 250 basis points         3/1/09             890,456
                                               If positive, the
                                                Total Return of
                                                     the Lehman          If negative, the
                                             Brothers U.S. CMBS       Total Return of the
                                                 AAA 8.5+ Index      Lehman Brothers U.S.
                                                minus 350 basis       CMBS AAA 8.5+ Index
                              1,280,000                  points     plus 350 basis points         3/1/09             152,684
                                                                                                                -------------
                                                                                                                $  6,874,052
                                                                                                                =============

Abbreviation is as follows:


CMBS      Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

                      27 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may

                      28 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2008, securities with an aggregate market value of $758,412, representing 0.19% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.


                      29 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

                      30 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    460,304,705
Federal tax cost of other investments               (1,860,739)
                                              ----------------
Total federal tax cost                        $    458,443,966
                                              ================

Gross unrealized appreciation                 $     17,711,407
Gross unrealized depreciation                      (79,609,137)
                                              ----------------
Net unrealized depreciation                   $    (61,897,730)
                                              ================

                      31 | OPPENHEIMER HIGH INCOME FUND/VA



Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                         PRINCIPAL
                                                                           AMOUNT                VALUE
                                                                      ----------------      ----------------
CERTIFICATES OF DEPOSIT--22.5%
DOMESTIC CERTIFICATES OF DEPOSIT--3.6%
Barclays Bank plc, New York, 3.06%, 5/23/08                           $      2,500,000      $      2,500,000
HSBC Bank USA NA, 3%, 5/27/08                                                1,500,000             1,500,000
JPMorgan Chase Bank NA, 3.25%, 4/23/08                                       3,700,000             3,700,000
                                                                                            ----------------
                                                                                                   7,700,000
                                                                                            ----------------
YANKEE CERTIFICATES OF DEPOSIT--18.9%
Banco Santander Central Hispano SA, 2.91%, 6/6/08                            5,000,000             5,000,000
Bank of Scotland plc, New York, 3.01%, 5/15/08                               2,000,000             2,000,000
Barclays Bank plc, New York:
2.75%, 6/25/08                                                               1,500,000             1,500,000
4.87%, 4/24/08                                                               2,000,000             2,000,000
5.16%, 4/2/08                                                                2,600,000             2,600,000
BNP Paribas, New York:
2.91%, 6/4/08                                                                3,000,000             3,000,000
4.56%, 4/2/08                                                                3,000,000             3,000,000
Fortis Bank SA/NV, New York:
2.57%, 6/17/08                                                               1,000,000             1,000,000
3.05%, 5/28/08                                                               3,000,000             3,000,000
3.20%, 4/25/08                                                               3,300,000             3,300,000
Governor & Co. of the Bank of Ireland, Stamford, CT, 3.84%,
4/18/08                                                                      2,000,000             2,000,000
Royal Bank of Canada, New York, 3%, 5/14/08                                  5,000,000             5,000,000
Royal Bank of Scotland, New York, 2.70%, 6/12/08                             2,500,000             2,500,000
Skandinaviska Enskilda Banken, New York, 3.89%, 4/15/08                      1,500,000             1,500,000
Toronto Dominion Bank, New York, 3.10%, 5/2/08                               2,500,000             2,500,000
                                                                                            ----------------
                                                                                                  39,900,000
                                                                                            ----------------
Total Certificates of Deposit (Cost $47,600,000)                                                  47,600,000
                                                                                            ----------------
DIRECT BANK OBLIGATIONS--19.9%
Bank of Scotland plc:
3.015%, 5/16/08                                                              2,000,000             1,992,463
3.05%, 5/21/08                                                               2,000,000             1,991,528
Danske Corp., 2.56%, 6/18/08 (1)                                             4,400,000             4,375,595
DnB NOR Bank ASA:
2.65%, 6/11/08 (1)                                                           2,000,000             1,989,074
3.86%, 5/13/08                                                               2,000,000             1,990,993
Governor & Co. of the Bank of Ireland, 3.03%, 5/19/08 (1)                    2,500,000             2,489,900
HSBC USA, Inc., 3%, 6/3/08                                                   2,500,000             2,486,875
Nordea North America, Inc., 3.01%, 4/25/08                                   2,000,000             1,995,987
Scotiabanc, Inc.:
3.01%, 5/12/08 (1)                                                           1,000,000               996,572
4.05%, 4/11/08 (1)                                                           5,000,000             4,993,983
Societe Generale North America, Inc., 2.90%, 4/17/08                         3,000,000             2,994,840
Stadshypotek Delaware, Inc.:
3%, 5/20/08 (1)                                                              3,000,000             2,987,750
4.40%, 4/9/08 (1)                                                            3,000,000             2,997,067
Swedbank Mortgage AB, 3%, 4/9/08                                             2,700,000             2,698,170

                         1 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                         PRINCIPAL
                                                                           AMOUNT                VALUE
                                                                      ----------------      ----------------
US Bank NA, 2.70%, 9/8/08                                             $      5,000,000      $      5,000,000
                                                                                            ----------------
Total Direct Bank Obligations (Cost $41,980,797)                                                  41,980,797
                                                                                            ----------------
SHORT-TERM NOTES--57.3%
ASSET-BACKED SECURITIES--22.7%
Amsterdam Funding Corp.:
3.05%, 4/2/08 (1)                                                            2,000,000             1,999,783
3.90%, 4/3/08 (1)                                                            1,275,000             1,274,724
Barton Capital Corp., 3.18%, 4/4/08 (1)                                      3,600,000             3,599,046
Falcon Asset Securitization Co. LLC, 3.25%, 4/22/08                          2,400,000             2,395,450
FCAR Owner Trust I, 3.35%, 4/30/08                                           3,000,000             2,991,904
Gemini Securitization Corp., 3.10%, 5/28/08 (1)                              2,200,000             2,189,202
Gotham Funding Corp.:
3.23%, 5/29/08 (1)                                                           1,500,000             1,492,267
3.25%, 4/15/08 (1)                                                           3,700,000             3,695,324
Legacy Capital LLC, 3.50%, 4/7/08                                            3,000,000             2,998,250
Lexington Parker Capital Co. LLC:
3.35%, 4/28/08 (1)                                                           2,400,000             2,393,970
4%, 4/25/08 (1)                                                              4,000,000             3,989,333
New Center Asset Trust:
3.20%, 5/22/08                                                               3,000,000             2,986,400
3.50%, 5/12/08                                                               1,500,000             1,494,021
3.60%, 5/2/08                                                                2,000,000             1,993,800
Old Line Funding Corp.:
3.20%, 4/18/08 (1)                                                           1,650,000             1,647,507
3.26%, 4/21/08 (1)                                                           1,500,000             1,497,283
Park Avenue Receivables Co. LLC, 3.15%, 5/6/08                               2,251,000             2,244,106
Ranger Funding Co. LLC, 3.45%, 4/11/08 (2)                                   2,000,000             1,998,083
Victory Receivables Corp.:
3.25%, 4/18/08 (1)                                                           1,500,000             1,497,698
4.31%, 4/10/08 (1)                                                           1,500,000             1,498,384
Yorktown Capital LLC, 4.12%, 4/11/08 (1)                                     2,000,000             1,997,711
                                                                                            ----------------
                                                                                                  47,874,246
                                                                                            ----------------
CAPITAL MARKETS--4.3%
Banc of America Securities LLC, 3.08%, 4/1/08 (3)                            5,000,000             5,000,000
BNP Paribas Finance, Inc., 2.65%, 8/26/08                                    2,000,000             1,978,358
Citigroup Funding, Inc., 3.07%, 8/13/08 (3)                                  2,000,000             2,000,000
                                                                                            ----------------
                                                                                                   8,978,358
                                                                                            ----------------
COMMERCIAL BANKS--1.2%
JPMorgan Chase & Co., 3.05%, 4/24/08                                         2,500,000             2,495,128
COMMERCIAL FINANCE--0.5%
Caterpillar Financial Services Corp., Series F, 3.20%,
11/26/08 (3)                                                                 1,000,000             1,000,000
CONSUMER FINANCE--1.4%
American Express Credit Corp., 3.05%, 5/27/08                                3,000,000             2,985,767
DIVERSIFIED FINANCIAL SERVICES--1.2%
Prudential Funding LLC, 3%, 5/9/08 (4)                                       2,500,000             2,492,083

                         2 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                         PRINCIPAL
                                                                           AMOUNT                VALUE
                                                                      ----------------      ----------------
FOOD PRODUCTS--2.1%
Nestle Capital Corp.:
2.395%, 3/13/09 (1)                                                   $      1,500,000      $      1,465,472
2.40%, 3/6/09 (1)                                                            1,000,000               977,400
3.84%, 5/9/08 (1)                                                            2,000,000             1,991,893
                                                                                            ----------------
                                                                                                   4,434,765
                                                                                            ----------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Alta Mira LLC, Series 2004, 3.60%, 4/1/08 (3)                                2,250,000             2,250,000
Premier Senior Living LLC, Series 2007 A-H, 2.96%, 4/1/08 (3)                1,500,000             1,500,000
                                                                                            ----------------
                                                                                                   3,750,000
                                                                                            ----------------
INSURANCE--8.0%
ING America Insurance Holdings, Inc.:
2.55%, 6/19/08                                                               5,000,000             4,972,021
2.94%, 6/3/08                                                                2,500,000             2,487,138
Jackson National Life Global Funding, Series 2004-6, 2.91%,
5/15/08 (3,4)                                                                2,500,000             2,500,000
Jackson National Life Global Funding, Series 2008-1, 4.21%,
2/10/09 (2,3)                                                                1,000,000             1,000,000
Metropolitan Life Global Funding I, Series 2003-5, 2.92%,
9/12/08 (2,3)                                                                4,000,000             4,000,000
United of Omaha Life Insurance Co., 3.32%, 12/29/08 (3)                      2,000,000             2,000,000
                                                                                            ----------------
                                                                                                  16,959,159
                                                                                            ----------------
LEASING & FACTORING--5.3%
American Honda Finance Corp.:
3.09%, 12/10/08 (2,3)                                                        2,500,000             2,500,000
3.17%, 11/20/08 (2,3)                                                        3,000,000             3,000,000
Toyota Motor Credit Corp.:
2.77%, 9/15/08 (3)                                                           2,000,000             2,000,000
3.75%, 5/16/08                                                               3,800,000             3,782,187
                                                                                            ----------------
                                                                                                  11,282,187
                                                                                            ----------------
MACHINERY--0.8%
Jackson Tube Service, Inc., Series 2000, 3.85%, 4/1/08 (3)                   1,700,000             1,700,000
MUNICIPAL--2.8%
Black Property Management LLC, Series 2006, 3.85%, 4/1/08 (3)                2,515,000             2,515,000
Columbus, GA Development Authority Revenue Bonds, MAC
Property LLC Project, Series 2007, 3.92%, 4/1/08 (3)                         1,785,000             1,785,000
Hayward, CA Multifamily Housing Revenue Bonds, Lord Tennyson
Apts. Project, Series A-T, 2.92%, 4/1/08 (3)                                   710,000               710,000
St. Johns Cnty., FL Industrial Development Authority Revenue
Bonds, Presbyterian Retirement Communities Project, Series
2004B, 3.20%, 4/2/08 (3)                                                     1,000,000             1,000,000
                                                                                            ----------------
                                                                                                   6,010,000
                                                                                            ----------------

                         3 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                         PRINCIPAL
                                                                           AMOUNT                VALUE
                                                                      ----------------      ----------------
PERSONAL PRODUCTS--2.4%
Reckitt Benckiser Treasury Services plc:
2.58%, 6/13/08 (1)                                                    $      3,000,000      $      2,984,305
3.93%, 4/11/08 (1)                                                           2,000,000             1,997,817
                                                                                            ----------------
                                                                                                   4,982,122
SPECIAL PURPOSE FINANCIAL--2.8%
LINKS Finance LLC:
3.045%, 8/15/08 (3,4)                                                        2,000,000             1,999,778
3.125%, 8/6/08 (3,4)                                                         2,000,000             1,999,862
Parkland (USA) LLC, 4.04%, 7/16/08 (3,4)                                     2,000,000             1,999,942
                                                                                            ----------------
                                                                                                   5,999,582
                                                                                            ----------------
Total Short-Term Notes (Cost $120,943,397)                                                       120,943,397

TOTAL INVESTMENTS, AT VALUE (COST $210,524,194)                                   99.7%          210,524,194
OTHER ASSETS NET OF LIABILITIES                                                    0.3               710,104
                                                                      ----------------      ----------------
NET ASSETS                                                                       100.0%     $    211,234,298
                                                                      ================      ================

-----------------
FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $59,019,060, or 27.94% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $12,498,083 or 5.92% of the Fund's net assets as of March 31, 2008.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $10,991,665, which represents 5.20% of the Fund's net assets. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 -inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                         4 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                        INVESTMENTS IN         OTHER FINANCIAL
              VALUATION INPUTS                            SECURITIES             INSTRUMENTS*
---------------------------------------------           --------------        ----------------
Level 1 - Quoted Prices                                 $           --        $             --
Level 2 - Other Significant Observable Inputs              210,524,194                      --
Level 3 - Significant Unobservable Inputs                           --                      --
                                                        --------------        ----------------
    TOTAL                                               $  210,524,194        $             --
                                                        ==============        ================

----------------
* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

"Money market-type" instruments are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The

                         5 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

                         6 | OPPENHEIMER MONEY FUND/VA




Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
------------------------------------------------------------------------

                                                SHARES           VALUE
------------------------------------------------------------------------
------------------------------------------------------------------------
COMMON STOCKS--99.2%
------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.0%
------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Las Vegas Sands Corp. 1                        501,120   $  36,902,477
------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Amazon.com, Inc. 1                             148,300      10,573,790
------------------------------------------------------------------------
MEDIA--2.7%
Focus Media Holding Ltd., ADR 1                535,000      18,805,250
------------------------------------------------------------------------
Liberty Global, Inc., Series A 1               528,990      18,027,979
------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1   1,158,600      13,462,932
                                                         ---------------
                                                            50,296,161
------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Abercrombie & Fitch Co., Cl. A                 257,040      18,799,906
------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.8%
Polo Ralph Lauren Corp., Cl. A                 589,500      34,361,955
------------------------------------------------------------------------
CONSUMER STAPLES--7.3%
------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.1%
------------------------------------------------------------------------
Costco Wholesale Corp.                         583,500      37,909,995
------------------------------------------------------------------------
Sysco Corp.                                    685,510      19,893,500
                                                         ---------------
                                                            57,803,495
------------------------------------------------------------------------
FOOD PRODUCTS--4.2%

Cadbury Schweppes plc                        3,447,590      37,871,694
------------------------------------------------------------------------
Nestle SA                                       83,478      41,713,783
                                                         ---------------
                                                            79,585,477
------------------------------------------------------------------------
ENERGY--9.3%
------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.7%
Schlumberger Ltd.                              416,300      36,218,100
------------------------------------------------------------------------
Smith International, Inc.                      337,700      21,690,471
------------------------------------------------------------------------
Transocean, Inc. 1                              87,300      11,802,960
                                                         ---------------
                                                            69,711,531
------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--5.6%
Occidental Petroleum Corp.                     528,300      38,655,711
------------------------------------------------------------------------
Range Resources Corp.                          427,180      27,104,571
------------------------------------------------------------------------
XTO Energy, Inc.                               626,500      38,755,290
                                                         ---------------
                                                           104,515,572
------------------------------------------------------------------------
FINANCIALS--9.9%
------------------------------------------------------------------------
CAPITAL MARKETS--5.4%
Charles Schwab Corp. (The)                     639,000      12,032,370
------------------------------------------------------------------------
Credit Suisse Group                            376,057      19,141,759
------------------------------------------------------------------------
Fortress Investment Group LLC, Cl. A           504,403       6,194,069
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                181,000      29,935,590
------------------------------------------------------------------------
Northern Trust Corp.                           184,300      12,250,421
------------------------------------------------------------------------
Och-Ziff Capital Management Group, Cl. A       567,890      11,925,690
------------------------------------------------------------------------
T. Rowe Price Group, Inc.                      193,600       9,680,000
                                                         ---------------
                                                           101,159,899
------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
American Express Co.                           264,100      11,546,452

                  1 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
------------------------------------------------------------------------

                                                  SHARES          VALUE
-------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
CME Group, Inc.                                   74,140   $ 34,779,074
-------------------------------------------------------------------------
INSURANCE--1.2%
Prudential Financial, Inc.                       285,000     22,301,250
-------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.9%
Jones Lang LaSalle, Inc.                         212,010     16,396,853
-------------------------------------------------------------------------
HEALTH CARE--14.2%
-------------------------------------------------------------------------
BIOTECHNOLOGY--2.6%
Celgene Corp. 1                                  336,320     20,613,053
-------------------------------------------------------------------------
Gilead Sciences, Inc. 1                          554,700     28,583,691
                                                           --------------
                                                             49,196,744
-------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.5%
Bard (C.R.), Inc.                                123,590     11,914,076
-------------------------------------------------------------------------
Baxter International, Inc.                       284,000     16,420,880
-------------------------------------------------------------------------
St. Jude Medical, Inc. 1                         237,600     10,261,944
-------------------------------------------------------------------------
Stryker Corp.                                    127,000      8,261,350
                                                           --------------
                                                             46,858,250
-------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.7%
Aetna, Inc.                                      235,800      9,924,822
-------------------------------------------------------------------------
Express Scripts, Inc. 1                          352,200     22,653,504
-------------------------------------------------------------------------
Schein (Henry), Inc. 1                           298,490     17,133,326
                                                           --------------
                                                             49,711,652
-------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.3%
Covance, Inc. 1                                  161,227     13,377,004
-------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1                 530,780     30,169,535
                                                           --------------
                                                             43,546,539
-------------------------------------------------------------------------
PHARMACEUTICALS--4.1%
Allergan, Inc.                                   246,500     13,900,135
-------------------------------------------------------------------------
Merck & Co., Inc.                                411,280     15,608,076
-------------------------------------------------------------------------
Roche Holding AG                                 175,488     33,026,591
-------------------------------------------------------------------------
Shire plc                                        789,590     15,255,242
                                                           --------------
                                                             77,790,044
-------------------------------------------------------------------------
INDUSTRIALS--9.2%
-------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.2%
General Dynamics Corp.                           330,100     27,520,437
-------------------------------------------------------------------------
Lockheed Martin Corp.                            187,620     18,630,666
-------------------------------------------------------------------------
Precision Castparts Corp.                        181,050     18,481,584
-------------------------------------------------------------------------
United Technologies Corp.                        468,900     32,269,698
                                                           --------------
                                                             96,902,385
-------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
Expeditors International of Washington, Inc.     111,200      5,024,016
-------------------------------------------------------------------------
AIRLINES--0.4%
Ryanair Holdings Ltd. plc, Sponsored ADR 1       303,900      8,594,292
-------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Corporate Executive Board Co. (The)              119,934      4,854,928
-------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.5%
ABB Ltd.                                       1,063,734     28,645,310

                  2 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
------------------------------------------------------------------------------

                                                      SHARES           VALUE
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.9%
McDermott International, Inc. 1                      323,800   $  17,750,716
------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
Fastenal Co.                                         245,526      11,277,009
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 31.5%
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 9.6%
Cisco Systems, Inc. 1                              2,495,400      60,114,186
------------------------------------------------------------------------------
Corning, Inc.                                      1,374,900      33,052,596
------------------------------------------------------------------------------
F5 Networks, Inc. 1                                  443,760       8,063,119
------------------------------------------------------------------------------
QUALCOMM, Inc.                                       722,800      29,634,800
------------------------------------------------------------------------------
Research in Motion Ltd. 1                            441,700      49,571,991
                                                               ---------------
                                                                 180,436,692
------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 4.6%
Apple, Inc. 1                                        318,300      45,676,050
------------------------------------------------------------------------------
EMC Corp. 1                                        1,953,500      28,013,190
------------------------------------------------------------------------------
NetApp, Inc. 1                                       635,300      12,737,765
                                                               ---------------
                                                                  86,427,005
------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 4.7%
eBay, Inc. 1                                         983,800      29,356,592
------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                135,000      59,463,450
                                                               ---------------
                                                                  88,820,042
------------------------------------------------------------------------------
IT SERVICES -- 5.1%
Affiliated Computer Services, Inc., Cl. A 1          711,550      35,655,771
------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1               719,900      20,754,717
------------------------------------------------------------------------------
MasterCard, Inc., Cl. A                              103,460      23,070,545
------------------------------------------------------------------------------
Visa, Inc., Cl. A. 1                                 270,640      16,877,110
                                                               ---------------
                                                                  96,358,143
------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.4%
ASML Holding NV 1                                    719,499      17,850,770
------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                              712,500      13,729,875
------------------------------------------------------------------------------
Microchip Technology, Inc.                           419,500      13,730,235
                                                               ---------------
                                                                  45,310,880
------------------------------------------------------------------------------
SOFTWARE -- 5.1%
Adobe Systems, Inc. 1                                717,400      25,532,266
------------------------------------------------------------------------------
Autodesk, Inc. 1                                     637,400      20,065,352
------------------------------------------------------------------------------
Microsoft Corp.                                      941,700      26,725,446
------------------------------------------------------------------------------
Nuance Communications, Inc. 1                        472,886       8,232,945
------------------------------------------------------------------------------
Salesforce.com, Inc. 1                               241,900      13,998,753
                                                               ---------------
                                                                  94,554,762
------------------------------------------------------------------------------
MATERIALS -- 5.8%
------------------------------------------------------------------------------
CHEMICALS -- 5.8%
Monsanto Co.                                         557,100      62,116,650
------------------------------------------------------------------------------
Potash Corp. of Saskatchewan, Inc.                    59,200       9,188,432
------------------------------------------------------------------------------
Praxair, Inc.                                        447,700      37,709,771
                                                               ---------------
                                                                 109,014,853

                  3 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                           SHARES             VALUE
-------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.0%
-------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.0%
America Movil SAB de CV, ADR, Series L                    455,100   $    28,985,319
-------------------------------------------------------------------------------------
Crown Castle International Corp. 1                        805,200        27,771,348
-------------------------------------------------------------------------------------
NII Holdings, Inc. 1                                      553,260        17,582,604
                                                                    -----------------
                                                                         74,339,271
                                                                    -----------------
Total Common Stocks (Cost $1,536,487,879)                             1,864,147,425
-------------------------------------------------------------------------------------
OTHER SECURITIES--0.0%
-------------------------------------------------------------------------------------
Seagate Technology International, Inc. 1,2 (Cost $0)      325,000            32,500
-------------------------------------------------------------------------------------
INVESTMENT COMPANY--0.9%
-------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% 3,4 (Cost $15,811,445)                           15,811,445        15,811,445
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,552,299,324)           100.1%    1,879,991,370
-------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                        (0.1)       (1,172,535)
                                                            -------------------------
NET ASSETS                                                  100.0%  $ 1,878,818,835
                                                            =========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.Non-income producing security.

2.Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $32,500, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

3.Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                    SHARES        GROSS        GROSS           SHARES
                                         DECEMBER 31, 2007    ADDITIONS   REDUCTIONS   MARCH 31, 2008
-------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                     24,161,830   83,801,679   92,152,064       15,811,445

                                                         DIVIDEND
                                                VALUE      INCOME
-----------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                              $ 15,811,445   $ 142,063

4. Rate shown is the 7-day yield as of March 31, 2008.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

                  4 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                                              OTHER
                                                       INVESTMENTS IN     FINANCIAL
VALUATION INPUTS                                           SECURITIES   INSTRUMENTS*
---------------------------------------------------------------------------------------
Level 1 - Quoted Prices                               $ 1,851,313,560          $ --
Level 2 - Other Significant Observable Inputs              28,677,810            --
Level 3 - Significant Unobservable Inputs                          --            --
                                                  -------------------------------------

    TOTAL                                             $ 1,879,991,370          $ --
                                                  =====================================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ R are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

                  5 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                  6 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities            $ 1,565,291,473
                                        =================
Gross unrealized appreciation             $   397,182,558
Gross unrealized depreciation                 (82,482,661)
                                        -----------------
Net unrealized appreciation               $   314,699,897
                                        =================

                  7 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA




Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
-------------------------------------------------------------------------------

                                                                   SHARES                         VALUE
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.7%
----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.4%
----------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.6%
ITT Educational Services, Inc. 1                                  116,400              $      5,346,252
----------------------------------------------------------------------------------------------------------
New Oriental Education & Technology Group, Inc.,                  134,300                     8,710,698
Sponsored ADR 1
                                                                                        ------------------
                                                                                             14,056,950
----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.1%
Liberty Media Holding Corp.-Capital, Series A 1                    71,800                     1,130,132
----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.8%
Burger King Holdings, Inc.                                        685,500                    18,960,930
----------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. 1                                           308,000                    22,681,120
                                                                                        ------------------
                                                                                             41,642,050
----------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.5%
Liberty Media Holding Corp.-Interactive, Series A 1               831,800                    13,425,252
----------------------------------------------------------------------------------------------------------
MEDIA--6.6%
Cablevision Systems Corp. New York Group, Cl. A 1                 565,900                    12,127,237
----------------------------------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR 1                                   492,300                    17,304,345
----------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                  573,300                    18,620,784
----------------------------------------------------------------------------------------------------------
Liberty Media Corp.-Entertainment, Cl. A 1                        415,900                     9,415,976
                                                                                        ------------------
                                                                                             57,468,342
----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.1%
Abercrombie & Fitch Co., Cl. A                                    146,100                    10,685,754
----------------------------------------------------------------------------------------------------------
CarMax, Inc. 1                                                    350,300                     6,802,826
----------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. A 1                                           181,800                     9,400,878
                                                                                        ------------------
                                                                                             26,889,458
----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Polo Ralph Lauren Corp., Cl. A                                    259,400                    15,120,426
----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.4%
----------------------------------------------------------------------------------------------------------
BEVERAGES--1.4%
Central European Distribution Corp. 1                             214,200                    12,464,298
----------------------------------------------------------------------------------------------------------
ENERGY--9.4%
----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.1%
Cameron International Corp. 1                                     465,900                    19,400,076
----------------------------------------------------------------------------------------------------------
Smith International, Inc.                                         248,200                    15,941,886
                                                                                        ------------------
                                                                                             35,341,962
----------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--5.3%
Murphy Oil Corp.                                                  252,300                    20,723,922
----------------------------------------------------------------------------------------------------------
Range Resources Corp.                                             337,300                    21,401,685
----------------------------------------------------------------------------------------------------------
SandRidge Energy, Inc. 1                                          117,040                     4,582,116
                                                                                        ------------------
                                                                                             46,707,723
----------------------------------------------------------------------------------------------------------
FINANCIALS--8.7%
----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.1%
Affiliated Managers Group, Inc. 1                                 186,800                    16,950,232
----------------------------------------------------------------------------------------------------------
Charles Schwab Corp. (The)                                        537,600                    10,123,008
----------------------------------------------------------------------------------------------------------
Fortress Investment Group LLC, Cl. A                              610,301                     7,494,496
----------------------------------------------------------------------------------------------------------

                         1 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
-----------------------------------------------------------------------------

                                                                   SHARES                         VALUE
----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
MF Global Ltd. 1                                                  130,000              $      1,288,300
                                                                                        ------------------
                                                                                             35,856,036
----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.9%
CME Group, Inc.                                                    15,900                     7,458,690
----------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.0%
Boston Properties, Inc.                                           192,900                    17,760,303
----------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.7%
Jones Lang LaSalle, Inc.                                          195,000                    15,081,300
----------------------------------------------------------------------------------------------------------

HEALTH CARE--14.5%
----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.3%
Bard (C.R.), Inc.                                                 166,300                    16,031,320
----------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                                        442,400                    21,792,624
                                                                                        ------------------
                                                                                             37,823,944
----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.4%
Coventry Health Care, Inc. 1                                      151,275                     6,103,946
----------------------------------------------------------------------------------------------------------
Healthways, Inc. 1                                                219,400                     7,753,596
----------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                            310,500                    17,822,700
----------------------------------------------------------------------------------------------------------
VCA Antech, Inc. 1                                                237,300                     6,490,155
                                                                                        ------------------
                                                                                             38,170,397
----------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.8%
Cerner Corp. 1                                                    179,400                     6,688,032
----------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--3.5%
Covance, Inc. 1                                                   374,600                    31,080,562
----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.5%
Shire Pharmaceuticals Group plc, ADR                              223,900                    12,977,244
----------------------------------------------------------------------------------------------------------

INDUSTRIALS--17.9%
----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.4%
Alliant Techsystems, Inc. 1                                        68,900                     7,133,217
----------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp.                                              201,500                     8,358,220
----------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                         102,100                    10,422,368
----------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                            136,700                     7,812,405
----------------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                        230,200                     5,105,836
                                                                                        ------------------
                                                                                             38,832,046
----------------------------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS--1.8%
C.H. Robinson Worldwide, Inc.                                     151,600                     8,247,040
----------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                      169,400                     7,653,492
                                                                                        ------------------
                                                                                             15,900,532
----------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES--6.0%
EnergySolutions, Inc.                                             592,900                    13,601,126
----------------------------------------------------------------------------------------------------------
FTI Consulting, Inc. 1                                            104,800                     7,444,992
----------------------------------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                                212,500                    13,665,875
----------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                339,500                    17,484,250
                                                                                        ------------------
                                                                                             52,196,243
----------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.8%
Foster Wheeler Ltd. 1                                             108,400                     6,137,608
----------------------------------------------------------------------------------------------------------

                         2 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
-----------------------------------------------------------------------------

                                                                   SHARES                         VALUE
----------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING CONTINUED
Quanta Services, Inc. 1                                           417,300              $      9,668,841
                                                                                        ------------------
                                                                                             15,806,449
----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.2%
McDermott International, Inc. 1                                   192,800                    10,569,296
----------------------------------------------------------------------------------------------------------
MACHINERY--1.3%
Oshkosh Corp.                                                     318,700                    11,562,436
----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.4%
Fastenal Co.                                                      266,000                    12,217,380
----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.0%
----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.5%
F5 Networks, Inc. 1                                               336,300                     6,110,571
----------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                    292,300                    11,984,300
----------------------------------------------------------------------------------------------------------
Research in Motion Ltd. 1                                         113,700                    12,760,551
                                                                                        ------------------
                                                                                             30,855,422
----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
NetApp, Inc. 1                                                    322,100                     6,458,105
----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.7%
Amphenol Corp., Cl. A                                             413,200                    15,391,700
----------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                         586,300                    16,762,317
                                                                                        ------------------
                                                                                             32,154,017
----------------------------------------------------------------------------------------------------------
IT SERVICES--7.2%
Affiliated Computer Services, Inc., Cl. A 1                       407,100                    20,399,781
----------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                            613,400                    17,684,322
----------------------------------------------------------------------------------------------------------
SAIC, Inc. 1                                                      932,700                    17,338,893
----------------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                                         453,300                     7,193,871
                                                                                        ------------------
                                                                                             62,616,867
----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.3%
ASML Holding NV 1                                                 239,700                     5,946,957
----------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                 199,450                     5,614,518
                                                                                        ------------------
                                                                                             11,561,475
----------------------------------------------------------------------------------------------------------
SOFTWARE--5.6%
Ansys, Inc. 1                                                     263,700                     9,102,924
----------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                  450,800                    14,191,184
----------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                    307,950                    16,589,267
----------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                             375,300                     9,577,656
                                                                                        ------------------
                                                                                             49,461,031
----------------------------------------------------------------------------------------------------------
MATERIALS--1.8%
----------------------------------------------------------------------------------------------------------
CHEMICALS--1.2%
PPG Industries, Inc.                                              136,100                     8,235,411
----------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                      28,500                     2,400,555
                                                                                        ------------------
                                                                                             10,635,966
----------------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Titanium Metals Corp.                                             334,400                     5,032,720


                         3 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
------------------------------------------------------------------------------

                                                                 Shares                      Value
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.9%
----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.9%
Crown Castle International Corp. 1                                751,260             $      25,910,957
----------------------------------------------------------------------------------------------------------

UTILITIES--1.7%
----------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.7%
Questar Corp.                                                     260,500                    14,733,880
                                                                                        ------------------
Total Common Stocks (Cost $845,720,609)                                                     873,647,923
----------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY--0.3%
------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% 2,3 (Cost $2,209,453)                                      2,209,453                    2,209,453
----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $847,930,062)                     100.0%                  875,857,376
----------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                       0.0                        20,731

                                                                    --------------------------------------
NET ASSETS                                                          100.0%            $     875,878,107
                                                                    ======================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                                     SHARES           GROSS         GROSS            SHARES
                                          DECEMBER 31, 2007       ADDITIONS    REDUCTIONS    MARCH 31, 2008
-----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                      35,791,815      47,927,823    81,510,185         2,209,453

                                                                                                   DIVIDEND
                                                                                    VALUE            INCOME
-----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market                                        $ 2,209,453         $ 106,579
Fund, Cl. E

3. Rate shown is the 7-day yield as of March 31, 2008.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2 -inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                       INVESTMENTS IN        OTHER FINANCIAL
VALUATION INPUTS                                       SECURITIES            INSTRUMENTS*
------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                   $875,857,376                     $--
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                       --                      --
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                           --                      --
                                                    -------------------  -----------------------
    TOTAL                                                 $875,857,376                     $--
                                                    ===================  =======================

                         4 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------
*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ R are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that

                         5 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
------------------------------------------------------------------------------
asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    853,564,209
                                              =================

Gross unrealized appreciation                 $    117,687,933
Gross unrealized depreciation                      (95,394,766)
                                              -----------------
Net unrealized appreciation                   $     22,293,167
                                              =================

                         6 | OPPENHEIMER MIDCAP FUND/VA




Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.6%
--------------------------------------------------------------------------------------------------------------

Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 2.596%, 4/20/09 1,2                                                    $    106,667   $     106,458
--------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 3.079%, 5/25/34 2                                         1,476,940       1,299,320
--------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 2.838%, 4/15/11 2                            4,930,000       4,898,762
--------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                        310,000         265,987
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 3.339%, 2/25/33 2                                             35,747          32,922
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-11, Asset-Backed Certificates,
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                            640,000         636,891
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 2                                         670,000         637,812
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates,
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 2                                         440,000         423,918
--------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations,
Series 2005-2, Cl. A4, 4.15%, 10/15/10                                              823,067         826,273
--------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed
Nts., Series 2005-3, Cl. A1, 2.796%, 1/20/35 2                                      643,359         541,530
--------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                            677,696         676,461
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                            406,944         410,236
--------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series
2001-1A, Cl. A1, 8.33%, 4/25/31 3                                                 2,005,454       1,955,177
--------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-WMC1, Mtg. Asset-Backed
Certificates, Series 2006-WMC1, Cl. A2B, 2.739%, 1/25/37 2                          472,221         466,498
--------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
2.249%, 1/25/29 2,3                                                               3,370,016         438,102
--------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2,
Cl. 2A2, 2.699%, 7/1/36 2                                                         1,250,000       1,159,328
--------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 2                               690,000         688,279
--------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-BNC3, Cl. A2, 2.639%, 9/25/36 2                                         812,667         786,219
--------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series
2002-AL1, Cl. B2, 3.45%, 2/25/32                                                  2,336,256       1,610,976
--------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities, Series 2001-A, 6.79%,
6/1/10                                                                            1,570,000       1,609,941
                                                                                              ----------------
Total Asset-Backed Securities (Cost $23,195,088)                                                 19,471,090

--------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--82.8%
--------------------------------------------------------------------------------------------------------------

GOVERNMENT AGENCY--54.0%
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--53.7%
Fannie Mae Trust 2004-W9, Pass-Through Certificates, Trust 2004-W9, Cl. 2A2,
7%, 2/25/44                                                                         487,650         533,061
--------------------------------------------------------------------------------------------------------------

                       1 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                                 $  2,184,831   $   2,179,882
5%, 8/15/33                                                                       3,952,906       3,926,093
6%, 7/15/17-3/15/33                                                               8,190,697       8,466,926
6.50%, 4/15/18-4/1/34                                                             1,168,448       1,223,573
7%, 5/15/29-3/15/35                                                               5,584,246       5,916,537
8%, 4/1/16                                                                          529,805         564,234
9%, 8/1/22-5/1/25                                                                   153,386         168,657
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                       30,038          30,019
Series 2006-11, Cl. PS, 15.01%, 3/25/36 2                                           642,537         759,355
Series 2043, Cl. ZP, 6.50%, 4/15/28                                               1,056,599       1,108,116
Series 2066, Cl. Z, 6.50%, 6/15/28                                                2,136,277       2,273,199
Series 2195, Cl. LH, 6.50%, 10/15/29                                              1,219,861       1,297,273
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                 417,945         439,584
Series 2461, Cl. PZ, 6.50%, 6/15/32                                               1,397,996       1,477,664
Series 2500, Cl. FD, 3.318%, 3/15/32 2                                              302,720         304,868
Series 2526, Cl. FE, 3.218%, 6/15/29 2                                              492,568         494,694
Series 2538, Cl. F, 3.418%, 12/15/32 2                                            2,941,333       2,928,143
Series 2551, Cl. FD, 3.218%, 1/15/33 2                                              379,456         370,444
Series 2676, Cl. KY, 5%, 9/15/23                                                    552,000         550,931
Series 3025, Cl. SJ, 14.419%, 8/15/35 2                                             136,220         164,733
Series 3094, Cl. HS, 14.052%, 6/15/34 2                                             401,044         478,814
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 12.033%, 6/1/26 5                                               524,833         111,202
Series 183, Cl. IO, 10.646%, 4/1/27 5                                               821,256         167,894
Series 184, Cl. IO, 16.723%, 12/1/26 5                                              901,636         180,240
Series 192, Cl. IO, 13.176%, 2/1/28 5                                               217,201          48,018
Series 200, Cl. IO, 12.256%, 1/1/29 5                                               262,330          55,210
Series 206, Cl. IO, (8.388)%, 12/1/29 5                                             517,788         114,033
Series 2130, Cl. SC, 21.748%, 3/15/29 5                                             570,494          57,380
Series 216, Cl. IO, 11.875%, 12/1/31 5                                              347,461          81,579
Series 224, Cl. IO, 8.464%, 3/1/33 5                                              1,065,400         234,037
Series 243, Cl. 6, 15.055%, 12/15/32 5                                              655,823         124,639
Series 2796, Cl. SD, 31.375%, 7/15/26 5                                             913,793          94,323
Series 2802, Cl. AS, 64.495%, 4/15/33 5                                           1,002,643          83,290
Series 2920, Cl. S, 35.439%, 1/15/35 5                                            3,323,666         244,013
Series 3000, Cl. SE, 57.598%, 7/15/25 5                                           3,998,266         337,598
Series 3110, Cl. SL, 88.749%, 2/15/26 5                                             560,920          48,320
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. PO, 4.697%, 6/1/26 6                                                213,825         182,988
Series 192, Cl. PO, 6.336%, 2/1/28 6                                                217,201         178,067
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 3/25/19-8/1/20                                                             3,419,410       3,416,824
4.50%, 4/1/21 7                                                                  15,550,000      15,467,398

                       2 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
5%, 12/1/17-9/25/33                                                            $ 22,302,770   $  22,583,659
5%, 4/1/23-4/1/38 7                                                              21,378,000      21,344,525
5%, 6/1/33 8                                                                      4,055,570       4,028,351
5.50%, 1/25/33-1/25/34                                                           30,809,741      31,221,021
5.50%, 4/1/23-4/1/38 7                                                           22,798,000      23,051,626
6%, 5/25/29-11/1/33                                                              10,195,112      10,519,063
6%, 4/1/21 7                                                                      3,752,000       3,861,630
6.50%, 3/25/11-11/25/31                                                           9,479,908       9,930,173
6.50%, 8/25/17 8                                                                    409,136         429,023
7%, 11/1/17-7/25/35                                                               3,555,817       3,768,319
7.50%, 4/25/08-1/1/33                                                                21,849          23,644
8%, 5/25/17                                                                           4,160           4,475
8.50%, 7/1/32                                                                        47,167          52,015
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19                                                49,580          54,244
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                              1,267,371       1,328,294
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                            1,066,133       1,113,905
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                 585,866         607,250
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                              788,683         820,611
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                  122,798         123,450
Trust 2001-74, Cl. QE, 6%, 12/25/31                                               1,764,373       1,825,643
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                               542,467         572,947
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                 1,272,836       1,339,739
Trust 2003-130, Cl. CS, 8.888%, 12/25/33 2                                          372,459         388,067
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                             3,964,000       4,109,049
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                  241,144         240,544
Trust 2004-101, Cl. BG, 5%, 1/25/20                                               1,908,000       1,971,067
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                           1,120,000       1,154,418
Trust 2005-59, Cl. NQ, 10.359%, 5/25/35 2                                           687,344         750,101
Trust 2006-46, Cl. SW, 14.643%, 6/25/36 2                                           487,685         576,137
Trust 2006-50, Cl. KS, 14.644%, 6/25/36 2                                         1,072,345       1,217,491
Trust 2006-50, Cl. SK, 14.644%, 6/25/36 2                                           431,190         492,586
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                             4,671,000       4,679,059
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-65, Cl. S, 34.149%, 11/25/31 5                                         1,784,874         200,193
Trust 2001-81, Cl. S, 22.543%, 1/25/32 5                                            432,091          44,503
Trust 2002-47, Cl. NS, 20.428%, 4/25/32 5                                         1,123,235         120,019
Trust 2002-51, Cl. S, 20.667%, 8/25/32 5                                          1,031,134         111,738
Trust 2002-52, Cl. SD, 19.093%, 9/25/32 5                                         1,152,025         129,098
Trust 2002-77, Cl. SH, 25.121%, 12/18/32 5                                          537,647          64,188
Trust 2002-84, Cl. SA, 35.786%, 12/25/32 5                                        1,588,568         174,305
Trust 2003-118, Cl. S, 33.146%, 12/25/33 5                                        3,262,967         471,645
Trust 2003-33, Cl. SP, 37.842%, 5/25/33 5                                         1,645,910         206,188
Trust 2003-4, Cl. S, 32.391%, 2/25/33 5                                           1,050,169         121,868
Trust 2004-54, Cl. DS, 24.245%, 11/25/30 5                                          852,805          81,784
Trust 2005-19, Cl. SA, 36.128%, 3/25/35 5                                         8,500,259         722,984
Trust 2005-40, Cl. SA, 36.003%, 5/25/35 5                                         1,862,593         155,449

                       3 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2005-6, Cl. SE, 42.922%, 2/25/35 5                                       $  2,431,220   $     194,977
Trust 2005-71, Cl. SA, 46.79%, 8/25/25 5                                          2,511,911         250,541
Trust 2005-87, Cl. SE, 97.063%, 10/25/35 5                                        4,740,046         340,966
Trust 2005-87, Cl. SG, 67.85%, 10/25/35 5                                         4,763,463         407,471
Trust 2006-33, Cl. SP, 53.593%, 5/25/36 5                                         3,743,506         427,324
Trust 222, Cl. 2, 18.009%, 6/1/23 5                                               1,812,017         391,074
Trust 240, Cl. 2, 20.51%, 9/1/23 5                                                2,179,779         534,973
Trust 252, Cl. 2, 16.143%, 11/1/23 5                                              1,402,769         350,029
Trust 273, Cl. 2, 15.71%, 8/1/26 5                                                  405,487          98,977
Trust 303, Cl. IO, (2.719)%, 11/1/29 5                                              228,705          56,640
Trust 319, Cl. 2, 11.414%, 2/1/32 5                                                 381,367          79,884
Trust 321, Cl. 2, 6.404%, 4/1/32 5                                                4,202,761         900,700
Trust 331, Cl. 9, 15.674%, 2/1/33 5                                                 970,581         169,145
Trust 334, Cl. 17, 22.702%, 2/1/33 5                                                668,825         125,385
Trust 339, Cl. 7, 10.265%, 7/1/33 5                                               3,444,527         731,314
Trust 342, Cl. 2, 8.89%, 9/1/33 5                                                   236,931          52,626
Trust 344, Cl. 2, 5.369%, 12/1/33 5                                               6,741,096       1,496,401
Trust 345, Cl. 9, 11.109%, 1/1/34 5                                               1,405,590         295,675
Trust 362, Cl. 12, 11.023%, 8/1/35 5                                              1,864,529         365,883
Trust 362, Cl. 13, 11.028%, 8/1/35 5                                              1,035,189         203,743
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 5.076%, 9/25/23 6                                  527,862         451,054
--------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                               708,741         690,790
--------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                           1,260,925       1,210,790
--------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR8, Cl. 2A1, 6.131%, 8/25/36 2                         4,214,915       4,088,532
                                                                                              ----------------
                                                                                                227,584,835
--------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
7%, 1/30/09-5/29/09                                                                   6,690           6,851
8.50%, 8/1/17-12/15/17                                                              227,124         248,407
--------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, 33.096%, 1/16/27 5                                          904,118          96,499
Series 2002-15, Cl. SM, 28.388%, 2/16/32 5                                        1,119,976         123,238
Series 2004-11, Cl. SM, 17.687%, 1/17/30 5                                          751,872          99,473
Series 2006-47, Cl. SA, 75.786%, 8/16/36 5                                        5,653,292         543,333
                                                                                              ----------------
                                                                                                  1,117,801
--------------------------------------------------------------------------------------------------------------
NON-AGENCY--28.8%
--------------------------------------------------------------------------------------------------------------
COMMERCIAL--12.0%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.-Backed
Security, Series 1997-D4, Cl. PS1, 2.881%, 4/14/29 5                             13,644,581         498,596
--------------------------------------------------------------------------------------------------------------

                       4 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                         $  2,100,000   $   2,067,231
Series 2006-1, Cl. AM, 5.421%, 9/1/45 2                                           4,070,000       3,728,208
--------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Mtg. Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                              1,349,551       1,311,868
--------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                              1,104,290       1,134,282
--------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, (6.763)%, 6/22/24 5                 10,250,449         277,640
--------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                              352,278         354,807
--------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49             1,510,000       1,471,719
--------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 3.006%, 10/25/36 2                                       3,024,186       2,486,985
Series 2006-A5, Cl. 1A13, 3.056%, 10/25/36 2                                      1,512,093       1,108,116
--------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                            677,040         670,689
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                              228,826         225,511
--------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                    799,305         722,341
--------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                 906,756         879,732
--------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series
2005-C3, Cl. A2, 4.853%, 7/10/45                                                  1,190,000       1,180,239
--------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                          1,460,000       1,441,160
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                          1,290,000       1,283,212
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                                          4,250,000       4,167,811
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                           510,000         502,599
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                         1,720,000       1,699,961
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                        3,880,000       3,784,910
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                         1,040,000       1,030,536
--------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C5, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                             1,430,000       1,421,093
--------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C7, Commercial Mtg. Pass-Through
Certificates, Series 2005-C7, Cl. A2, 5.103%, 11/11/30                              770,000         765,512
--------------------------------------------------------------------------------------------------------------

                       5 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through
Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                                        $  2,320,000   $   2,289,458
Series 2006-C1, Cl. AM, 5.217%, 2/11/31 2                                         2,300,000       2,079,778
--------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through
Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12                             1,700,000       1,665,249
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. IO, (1.475)%, 2/18/30 5                 5,021,187         156,348
--------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/26/24 3                             265,760         199,320
--------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates, Series 2004-6,
Cl. 10A1, 6%, 7/25/34                                                             1,516,233       1,398,515
--------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                               1,757,347       1,745,230
--------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, (1.234)%, 5/18/32 5      246,079,499         365,305
--------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42               2,480,072       2,463,436
--------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                355,000         348,147
--------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg, Pass-Through
Certificates, Series 2006-AR8, Cl. 1A4, 5.884%, 8/1/46 2                          3,986,476       3,827,787
                                                                                              ----------------
                                                                                                 50,753,331
--------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--1.6%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 2                         3,291,975       3,103,517
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A5, 5.109%, 3/25/36 2                         3,873,272       3,714,742
                                                                                              ----------------
                                                                                                  6,818,259
--------------------------------------------------------------------------------------------------------------
MULTIFAMILY--8.3%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Series 2005-F, Cl. 2A3, 4.716%, 7/25/35 2                                         2,760,204       2,706,744
--------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.795%, 10/25/36 2                                               1,508,743       1,359,106
--------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1 A3A, 5.888%, 7/25/36 2                       1,135,749       1,092,880
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB, Cl.2A4, 5.75%, 1/25/35                            2,316,000       1,978,094
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-85CB, Mtg. Pass-Through
Certificates, Series 2005-85CB, Cl.2A3, 5.50%, 2/25/36                            1,790,000       1,591,321
--------------------------------------------------------------------------------------------------------------

                       6 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------
MULTIFAMILY CONTINUED
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates:
Series 2003-46, Cl. 1A2, 4.124%, 1/19/34 2                                     $  1,924,394   $   1,954,650
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 2                                      2,617,670       2,516,236
Series 2007-HY1, Cl. 1A1, 5.691%, 4/25/37 2                                       2,769,588       2,624,879
--------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35 2                                       3,031,640       2,602,259
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                            1,660,000       1,462,349
--------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series
2005-AR7, Cl. 3A1, 5.149%, 11/25/35 2                                             4,424,538       4,254,123
--------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.002%, 6/25/37 2                           3,741,230       3,547,827
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-Through
Certificates, Series 2004-AA, Cl. 2A, 4.996%, 12/25/34 2                            907,093         853,827
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through
Certificates, Series 2004-S, Cl. A1, 3.541%, 9/25/34 2                              757,241         719,910
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR2, Cl. 2A2, 4.541%, 3/25/35 2                           558,228         542,667
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 2A2, 4.523%, 4/25/35 2                           929,440         869,028
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through
Certificates:
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36 2                                      1,857,366       1,781,623
Series 2006-AR10, Cl. 2A1, 5.65%, 7/25/36 2                                       1,411,704       1,354,158
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A6, 5.109%, 3/25/36 2                           735,530         686,634
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl. 3A1, 5.094%, 3/25/36 2                           818,429         783,621
                                                                                              ----------------
                                                                                                 35,281,936
--------------------------------------------------------------------------------------------------------------
OTHER--0.0%
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, 94.665%, 10/23/17 5                       7,453           1,016
--------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. A, 3.869%, 10/23/17 6                       11,030          10,709
                                                                                              ----------------
                                                                                                     11,725
--------------------------------------------------------------------------------------------------------------
RESIDENTIAL--6.9%
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg. Pass-Through
Certificates, Series 2005-S1, Cl. 1A5, 5.50%, 5/25/35                             1,000,000         921,133
--------------------------------------------------------------------------------------------------------------

                       7 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
--------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2006-A1, Cl. 2A1, 5.25%, 3/1/21      $  1,385,903   $   1,373,375
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-24CB, Mtg. Pass-Through
Certificates, Series 2004-24CB, Cl.1A1, 6%, 11/1/34                               1,597,584       1,319,390
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB, Cl.3A1, 6%, 1/1/35                                1,273,857       1,141,400
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-18CB, Mtg. Pass-Through
Certificates, Series 2005-18CB, Cl. A8, 5.50%, 5/25/36                            2,420,000       2,170,821
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                           2,156,761       1,912,733
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates,
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                           1,981,931       1,909,401
--------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through Certificates,
Series 2006-AR, Cl. 5A3, 5.426%, 6/25/36 2                                        1,110,000       1,028,878
--------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                               874,838         875,666
--------------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates, Series
2007-S1, Cl. 3A1, 5.007%, 8/1/22 2                                                4,173,981       3,959,063
--------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 2                        4,117,684       3,848,513
--------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY6, Cl. 2A1, 5.699%, 6/25/37 2                         2,641,691       2,402,024
--------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Pass-Through Certificates, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. 1A8, 6%, 2/25/37                                 3,613,922       3,557,416
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through
Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                                 1,498,458       1,442,618
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 2A2, 5.537%, 4/1/36 2                          1,602,354       1,201,766
                                                                                              ----------------
                                                                                                 29,064,197
                                                                                              ----------------
Total Mortgage-Backed Obligations (Cost $350,310,593)                                           350,632,084

--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--22.1%
--------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--7.5%
--------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.4%
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                             3,860,000       3,442,236
--------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                1,660,000       1,192,244
--------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 1        1,115,000       1,126,801
                                                                                              ----------------
                                                                                                  5,761,281
--------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                       2,570,000       2,563,575
--------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10 9                     350,000         329,875
                                                                                              ----------------
                                                                                                  2,893,450
--------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.1%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                      1,440,000       1,354,054
--------------------------------------------------------------------------------------------------------------

                       8 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
--------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                         $    615,000   $     607,313
--------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                      1,930,000       1,862,450
--------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09 9                                           975,000         926,250
                                                                                              ----------------
                                                                                                  4,750,067
--------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                   975,000         975,000
--------------------------------------------------------------------------------------------------------------
MEDIA--3.8%
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08 3                                  2,825,000       2,856,519
--------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                 1,540,000       1,589,696
--------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                           1,370,000       1,209,807
--------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 1                                      2,145,000       2,145,764
--------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                1,635,000       1,639,088
--------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                2,445,000       2,438,888
--------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                       580,000         585,174
--------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                        1,840,000       1,853,653
--------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08 3                                      1,427,000       1,291,435
--------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.875% Sr. Unsec. Nts., 10/15/08                    590,000         577,463
                                                                                              ----------------
                                                                                                 16,187,487

--------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08                                       930,000         932,325
--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.1%
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08 2                                     466,000         479,980
--------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.8%
--------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                    1,675,000       1,605,410
--------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                  1,251,000       1,509,635
                                                                                              ----------------
                                                                                                  3,115,045

--------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Clorox Co. (The), 5% Sr. Unsec. Nts., 3/1/13                                        315,000         316,553
--------------------------------------------------------------------------------------------------------------
ENERGY--1.6%
--------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Weatherford International Ltd., 5.15% Nts., 3/15/13                                 390,000         390,929
--------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--1.5%
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                     1,190,000       1,173,158
--------------------------------------------------------------------------------------------------------------
Canadian National Resources Ltd., 5.90% Nts., 2/1/18                                400,000         410,155
--------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                        390,000         392,774
--------------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12                   430,000         432,663
--------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13          1,560,000       1,597,072
--------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 1           1,006,525       1,035,153
--------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                             900,000         912,642
--------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                 540,000         559,907
                                                                                              ----------------
                                                                                                  6,513,524

                       9 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------
FINANCIALS--9.6%
--------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.4%
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                  $  3,595,000   $   3,122,009
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.75% Unsec. Sub. Nts., 12/28/17                  2,930,000       2,823,550
                                                                                              ----------------
                                                                                                  5,945,559
--------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.9%
Barclays Bank plc, 6.278% Perpetual Bonds 10                                      5,580,000       4,466,232
--------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 1,10                              6,500,000       4,668,469
--------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 2                            5,720,000       4,646,699
--------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                  2,485,000       2,491,692
                                                                                              ----------------
                                                                                                 16,273,092
--------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
SLM Corp.:
3.95% Nts., Series A, 8/15/08 9                                                     220,000         217,159
4% Nts., 1/15/09                                                                  1,670,000       1,504,109
                                                                                              ----------------
                                                                                                  1,721,268
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
Bank of America Corp., 8% Unsec. Perpetual Nts., Series K 10                      3,050,000       3,059,821
--------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc.:
3.746% Sr. Unsec. Nts., 5/10/10 1,2                                                 700,000         463,932
5.875% Nts., 5/10/12 1                                                            1,290,000         818,248
--------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                    1,235,000       1,014,490
--------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds, 12/21/57 2                                 1,985,000       1,961,720
                                                                                              ----------------
                                                                                                  7,318,211
--------------------------------------------------------------------------------------------------------------
INSURANCE--2.1%
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                 1,055,000         662,236
--------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 2,9                          3,685,000       2,937,277
--------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 1                       2,400,000       2,989,966
--------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 1                         2,035,000       2,274,001
                                                                                              ----------------
                                                                                                  8,863,480
--------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Countrywide Home Loans, Inc., 3.25% Nts., Series L, 5/21/08                         350,000         343,256
--------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.4%
--------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                 1,580,000       1,626,466
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08 3                                                      250,000         250,000
8.875% Unsec. Unsub. Nts., 3/15/12                                                3,845,000       3,941,125
                                                                                              ----------------
                                                                                                  4,191,125
--------------------------------------------------------------------------------------------------------------
UTILITIES--1.2%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                       1,925,000       2,063,375
--------------------------------------------------------------------------------------------------------------

                       10 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                            $  1,820,000   $   1,908,671
                                                                                              ----------------
                                                                                                  3,972,046
--------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.3%
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2,3                      1,180,000       1,200,650
                                                                                              ----------------
Total Corporate Bonds and Notes (Cost $99,990,957)                                               93,770,794

                                                                                      UNITS
--------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------------

Pathmark Stores, Inc. Wts., Exp. 9/19/10 3,11 (Cost $14,872)                          5,408             189

                                                                                     SHARES
--------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--4.7%
--------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E, 3.29% 12,13 (Cost
$19,769,313)                                                                     19,769,313      19,769,313
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED) (COST $493,280,823)                                                          483,643,470
--------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.8% 4
--------------------------------------------------------------------------------------------------------------

Undivided interest of 0.03% in joint repurchase agreement (Principal
Amount/Value $7,000,000,000 with a maturity value of $7,000,486,111) with
Barclays Capital, 2.50%, dated 3/31/08, to be repurchased at $1,880,536 on
4/1/08, collateralized by U.S. Agency Mortgages, 0%-6.40%, 3/1/28-3/1/38,
with a value of $7,140,000,000                                                 $  1,880,405       1,880,405
--------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 2.85%, 6/16/08                                       1,500,000       1,500,000
                                                                                              ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $3,380,405)         3,380,405

--------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $496,661,228)                                       115.0%    487,023,875
--------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                 (15.0)    (63,616,094)

                                                                               -------------------------------
Net Assets                                                                            100.0%  $ 423,407,781
                                                                               ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,628,792 or 3.69% of the Fund's net assets as of March 31, 2008.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $8,191,392, which represents 1.93% of the Fund's net assets. See accompanying Notes.

4. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $14,220,914 or 3.36% of the Fund's net assets as of March 31, 2008.

                       11 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $822,818 or 0.19% of the Fund's net assets as of March 31, 2008.

7. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $1,099,470. See accompanying Notes.

9. Partial or fully-loaned security. See accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Non-income producing security.

12. Rate shown is the 7-day yield as of March 31, 2008.

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES       GROSS        GROSS          SHARES
                                                    DECEMBER 31, 2007   ADDITIONS   REDUCTIONS  MARCH 31, 2008
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          4,105,793  57,869,208   42,205,688      19,769,313

                                                                                                      DIVIDEND
                                                                                              VALUE     INCOME
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                     $ 19,769,313   $ 85,524

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                               INVESTMENTS IN  OTHER FINANCIAL
VALUATION INPUTS                                   SECURITIES     INSTRUMENTS*
---------------------------------------------------------------------------------
Level 1 - Quoted Prices                        $   19,769,313  $       125,347
Level 2 - Other Significant Observable Inputs     465,754,373         (166,510)
Level 3 - Significant Unobservable Inputs           1,500,189               --
                                               ----------------------------------

    TOTAL                                      $  487,023,875  $       (41,163)
                                               ==================================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

                       12 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                UNREALIZED
                                      NUMBER OF EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION        BUY/SELL  CONTRACTS       DATE           VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------
U.S. Long Bonds                  Buy        394    6/19/08   $  46,805,969  $      826,718
U.S. Treasury Nts., 2 yr.       Sell        504    6/30/08     108,186,750        (486,358)
U.S. Treasury Nts., 5 yr.        Buy        131    6/30/08      14,964,703         232,092
U.S. Treasury Nts., 10 yr.      Sell        289    6/19/08      34,377,453        (447,105)
                                                                            -----------------
                                                                            $      125,347
                                                                            =================

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                    BUY/SELL  NOTIONAL  PAY/RECEIVE
SWAP                                                  CREDIT    AMOUNT        FIXED   TERMINATION          PREMIUM
COUNTERPARTY  REFERENCE ENTITY                    PROTECTION    (000S)         RATE          DATE   PAID/(RECEIVED)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:

              American International Group, Inc.        Sell  $  4,415        1.850%      9/20/08  $             -   $          -

              Beazer Homes USA, Inc.                    Sell       570        2.100       6/20/08                -        (12,394)

              Capmark Financial Group, Inc.             Sell       950        1.000       6/20/12                -       (358,357)

              CDX.NA.IG.9 Index                         Sell     7,860        0.600      12/20/12          (49,117)      (290,748)

              Countrywide Home Loans, Inc.              Sell     1,250        0.750       9/20/08                -        (33,030)

              Dillard's, Inc.                           Sell       750        1.900      12/20/08                -         (7,739)

              HCP, Inc.                                 Sell     1,005        4.600       3/20/09                -            950

              iStar Financial, Inc.                     Sell     1,140        4.400      12/20/12                -       (151,699)

              Lehman Brothers Holdings, Inc.            Sell     2,050        0.490       9/20/10                -       (125,454)

              Merrill Lynch & Co., Inc.                 Sell     4,265        0.680       9/20/08                -            478

              Morgan Stanley                            Sell     3,985        2.150       9/20/08                -         26,397

              Six Flags, Inc.                           Sell     1,075        8.250      12/20/08                -       (144,777)

              Toys "R" Us, Inc.                         Sell     1,000        1.450       9/20/08                -        (34,193)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:

              ArvinMeritor, Inc.                        Sell     1,635        1.550       9/20/08                -        (40,438)

              CenturyTel, Inc.                           Buy       590        1.300       3/20/13                -         15,071

              CenturyTel, Inc.                           Buy       310        1.740       3/20/13                -          1,977

              Intelsat Ltd.                             Sell     1,075        3.450       9/20/08                -        (22,352)

              iStar Financial, Inc.                     Sell       410       12.000       3/20/09                -         (5,915)

              iStar Financial, Inc.                     Sell       165        4.000      12/20/12                -        (21,956)

              Morgan Stanley                            Sell     4,280        2.150       9/20/08                -         28,351

                       13 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

              Rite Aid Corp.                            Sell     1,595        0.875       6/20/08                -        (34,034)

              Rite Aid Corp.                            Sell       530        7.500       3/20/09                -         (7,341)

              Saks, Inc.                                Sell     1,715        2.000       9/20/08                -          2,670

              Sprint Nextel Corp.                       Sell     2,940        6.300       3/20/09                -          5,701

              The Goodyear Tire & Rubber Co.            Sell     1,640        1.550       9/20/08                -           (387)

              TXU Corp.                                 Sell       365        5.910      12/20/12                -        (16,620)

              TXU Corp.                                 Sell       350        6.050      12/20/12                -        (14,253)

              TXU Corp.                                 Sell       365        6.000      12/20/12                -        (15,491)

              Univision Communications, Inc.            Sell        25       14.600       3/20/09                -            265

              Vornado Realty LP                         Sell       665        3.600       3/20/09                -         (1,138)

              Wachovia Corp.                            Sell     1,345        1.000       3/20/09                -             22
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

              ABX.HE.AA.06-2 Index                      Sell       450        0.170       5/25/46          (53,996)      (261,399)

              Allied Waste North America, Inc.          Sell       630        2.000       9/20/09                -         (4,010)

              Allied Waste North America, Inc.          Sell       990        2.000       9/20/09                -         (6,301)

              Ambac Assurance Corp.                     Sell     1,355        4.550       9/20/08                -        (32,177)

              Ambac Assurance Corp.                     Sell     1,655        4.550       9/20/08                -        (39,301)

              CDX.NA.IG.9 Index                         Sell    10,030        0.600      12/20/12          (95,756)      (408,983)

              Cemex                                     Sell       665        2.000       3/20/09                -             89

              Centex Corp.                              Sell       355        1.550       9/20/09                -        (21,089)

              CenturyTel, Inc.                           Buy       575        1.300       3/20/13                -         14,688

              CenturyTel, Inc.                           Buy       910        1.980       3/20/13                -         (3,712)

              CIT Group, Inc.                           Sell       125        5.000       3/20/09          (14,375)       (12,013)

              Countrywide Home Loans, Inc.              Sell     1,150        3.250       9/20/08                -        (16,168)

              Dillard's, Inc.                           Sell       420        0.750       9/20/08                -         (8,613)

              Dow Jones CDX.NA.IG.7 Index                Buy     3,600        0.400      12/20/11              370        151,297

              Georgia-Pacific Corp.                     Sell     1,635        1.750       9/20/08                -        (14,833)

              Intelsat Ltd.                             Sell       430        2.850       9/20/08                -        (10,209)

              iStar Financial Inc.                      Sell     1,175        3.000      12/20/08                -        (91,306)

              iStar Financial, Inc.                     Sell       180        4.320      12/20/12                -        (23,952)

              iStar Financial, Inc.                     Sell     2,025        2.925      12/20/08                -       (158,410)

                       14 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

              iStar Financial, Inc.                     Sell     1,005       12.000       3/20/09                -        (14,499)

              Lehman Brothers Holdings, Inc.            Sell     2,230        1.410       9/20/08                -        (56,696)

              Lehman Brothers Holdings, Inc.            Sell        90        2.070       3/20/09                -         (2,395)

              Levi Strauss & Co.                        Sell       700        0.900       9/20/08                -           (472)

              Levi Strauss & Co.                        Sell       935        1.000       9/20/08                -           (158)

              MBIA, Inc.                                Sell     1,025        0.520       9/20/08                -        (71,769)

              MBIA, Inc.                                Sell     1,020        0.600       9/20/08                -        (71,024)

              Merrill Lynch & Co., Inc.                 Sell       630        1.850       6/20/08                -          1,974

              Merrill Lynch & Co., Inc.                 Sell       300        1.650       9/20/08                -          1,504

              Owens-Illinois, Inc.                      Sell       900        1.250       9/20/08                -            131

              Prudential Financial, Inc.                Sell     1,430        2.050       6/20/09                -         (1,367)

              Tenet Healthcare Corp.                    Sell     1,635        1.600       3/20/09                -        (20,830)

              The Bear Stearns Cos., Inc.               Sell     4,195        2.350       9/20/08                -        (11,767)

              The Bear Stearns Cos., Inc.               Sell       220        2.750       9/20/08                -           (176)

              Vornado Realty LP                         Sell     1,345        3.875       6/20/09                -          1,346

              Wachovia Corp.                            Sell     2,990        1.000       3/20/09                -             49

              Washington Mutual, Inc.                   Sell     1,275        4.500      12/20/08                -        (26,994)

              Washington Mutual, Inc.                   Sell       255        4.500      12/20/08                -         (5,399)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP:

              ABX.HE.AA.06-2 Index                      Sell       760        0.170       5/25/46                -       (440,778)

              ABX.HE.AA.06-2 Index                      Sell       155        0.170       5/25/46          (12,771)       (89,896)

              Capmark Financial Group, Inc.             Sell     1,035        0.950       6/20/12                -       (391,662)

              First Data Corp.                          Sell     1,020        1.150       9/20/08                -        (10,416)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International:

              Amkor Technology, Inc.                    Sell       155        2.650       9/20/08                -            199

              Citigroup, Inc.                           Sell     1,315        1.250       9/20/08                -        (86,029)

              Dole Food Co., Inc.                       Sell     1,645        3.880       9/20/08                -        (69,299)

              D.R. Horton, Inc.                         Sell       935        4.210      12/20/08                -          1,668

              First Data Corp.                          Sell       110        4.700       3/20/09                -           (555)

              General Mills, Inc.                       Sell     1,415        0.380      12/20/12                -         (1,077)

              iStar Financial, Inc.                     Sell       185        3.950      12/20/12                -        (24,618)

                       15 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

              K. Hovnanian Enterprises, Inc.            Sell       635        6.750       9/20/08                -        (24,844)

              Merrill Lynch & Co., Inc.                 Sell     1,440        1.850       6/20/08                -          4,513

              Morgan Stanley                            Sell       110        1.500       9/20/08                -            426

              Pulte Homes, Inc.                         Sell     1,625        2.750       9/20/09                -        (22,032)

              R.H. Donnelley Corp.                      Sell     1,465        9.000       3/20/09                -        (50,736)

              Sara Lee Corp.                             Buy     1,370        0.419       9/20/12                -         37,822
              Smurfit-Stone Container
              Enterprises, Inc.                         Sell     1,640        1.450       9/20/08                -            (49)

              Sprint Nextel Corp.                       Sell     1,060        6.300       3/20/09                -          2,055

              Univision Communications, Inc.            Sell       350        5.000       6/20/09          (35,000)        (3,214)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:

              ABX.HE.AA.06-2 Index                      Sell       930        0.170       5/25/46         (602,100)      (538,609)

              Ambac Assurance Corp.                     Sell       780        4.650       9/20/08                -        (18,138)

              Capital One Bank                           Buy       730        1.800      12/20/12                -         53,275

              CenturyTel, Inc.                           Buy       695        1.430       3/20/13                -       (13,817)

              D.R. Horton, Inc.                         Sell     1,705        4.200      12/20/08                -          2,917

              General Mills, Inc.                       Sell     1,715        0.400      12/20/12                -            211

              Genworth Financial, Inc.                  Sell     2,030        3.250       3/20/09                -          2,976

              Harrah's Operating Co., Inc.              Sell     1,540        5.000       3/20/10          (77,000)       (89,001)

              Merrill Lynch & Co., Inc.                 Sell       755        3.000       9/20/08                -          8,436

              Morgan Stanley                            Sell     4,275        0.640       9/20/08                -         (2,009)

              Nortel Networks Corp.                     Sell       265        1.850       9/20/08                -             25

              Prudential Financial, Inc.                Sell     1,470        2.100       6/20/09                -           (440)

              R.H. Donnelley Corp.                      Sell       185        5.000       3/20/09          (18,500)       (18,216)

              Residential Capital LLC                   Sell     1,015        5.000       6/20/08         (131,950)      (194,497)

              Sprint Nextel Corp.                       Sell     1,985        6.300       3/20/09                -          3,849
              The Hartford Financial
              Services Group, Inc.                      Sell       670        2.350       3/20/09                -          8,842
              The Hartford Financial
              Services Group, Inc.                      Sell       695        2.350       3/20/09                -          9,172

              Toys "R" Us, Inc.                         Sell       510        8.610       3/20/09                -         18,466

              Toys "R" Us, Inc.                         Sell       130        8.610       3/20/09                -          4,707

              Univision Communications, Inc.            Sell       155        3.000      12/20/08                -        (13,899)

              Univision Communications, Inc.            Sell     1,325        3.000      12/20/08                -       (118,814)

                       16 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

              Univision Communications, Inc.            Sell       325        5.000       3/20/09          (27,625)       (31,464)

              Washington Mutual, Inc.                   Sell       595        4.400      12/20/08                -        (13,027)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:

              ABX.HE.AA.06-2 Index                      Sell       155        0.170       5/25/46          (12,383)       (89,768)

              ABX.HE.AA.06-2 Index                      Sell       300        0.170       5/25/46          (29,999)      (173,745)

              Beazer Homes USA, Inc.                    Sell     1,040        2.150       6/20/08                -        (22,484)

              Capmark Financial Group, Inc.             Sell       405        5.000       6/20/12          109,350)      (114,225)

              CDX.NA.IG.9 Index                         Sell       840        0.600      12/20/12          (20,229)       (31,000)

              Countrywide Home Loans, Inc.              Sell       800        0.750       9/20/08                -        (21,139)

              Countrywide Home Loans, Inc.              Sell     3,070        0.420       6/20/09                -       (204,066)

              First Data Corp.                          Sell       620        1.350       9/20/08                -         (5,711)

              Ford Motor Co.                            Sell       980        7.050      12/20/16                -       (153,395)

              Ford Motor Co.                            Sell     2,065        7.150      12/20/16                -       (246,103)

              General Motors Corp.                      Sell     1,035        5.800      12/20/16                -       (151,104)

              General Motors Corp.                      Sell     1,000        5.750      12/20/16                -       (148,161)

              Harrah's Operating Co., Inc.              Sell       720        2.200       9/20/08                -        (15,823)

              Inco Ltd.                                  Buy     1,015        0.630       3/20/17                -         46,140

              Inco Ltd.                                  Buy     1,030        0.700       3/20/17                -         34,272

              iStar Financial, Inc.                     Sell       170        4.860      12/20/12                -        (22,622)

              J.C. Penney Co., Inc.                     Sell     1,095        1.300      12/20/17                -        (54,186)

              J.C. Penney Co., Inc.                     Sell     1,060        1.070      12/20/17                -        (69,923)

              K. Hovnanian Enterprises, Inc.            Sell       500        1.850       6/20/08                -        (17,400)

              K. Hovnanian Enterprises, Inc.            Sell       500        1.850       6/20/08                -        (17,400)

              Kohl's Corp.                               Buy     1,640        0.870      12/20/17                -         87,422

              Kohl's Corp.                               Buy     1,590        0.660      12/20/17                -        109,381

              Lennar Corp.                              Sell     1,210        2.900      12/20/08                -        (33,124)

              Merrill Lynch & Co., Inc.                 Sell     3,675        3.000       9/20/08                -         41,061

              Merrill Lynch & Co., Inc.                 Sell     1,270        3.250       9/20/08                -         16,636

              Residential Capital LLC                   Sell     2,455        6.120       9/20/08                -       (803,141)

              Residential Capital LLC                   Sell       220        5.000       6/20/08          (29,700)       (42,157)

              Residential Capital LLC                   Sell       310        5.000       6/20/08          (44,950)       (59,403)

                       17 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

              Residential Capital LLC                   Sell       570        5.000       6/20/08          (82,650)      (109,225)

              Sara Lee Corp.                             Buy     1,760        0.418       9/20/12                -         48,660
              The Hartford Financial
              Services Group, Inc.                      Sell       665        2.400       3/20/09                -          9,105

              Toys "R" Us, Inc.                         Sell       640        2.550       9/20/08                -        (18,433)

              Tribune Co.                               Sell     1,000        1.000       6/20/08                -        (69,229)

              Vale Overseas Ltd.                        Sell     1,015        1.100       3/20/17                -        (91,635)

              Vale Overseas Ltd.                        Sell     1,030        1.170       3/20/17                -        (88,277)
                                                                                                   ---------------------------------
                                                                                                   $    (1,447,081)  $ (7,069,157)
                                                                                                   =================================

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                            NOTIONAL          PAID BY   RECEIVED BY    TERMINATION
COUNTERPARTY                      AMOUNT         THE FUND       HE FUND           DATE      VALUE
--------------------------------------------------------------------------------------------------
                                          Three-Month USD
Credit Suisse International  $ 4,580,000        BBA LIBOR         5.428%        8/7/17 $  492,904
-------------------------------------------------------------------------------------------------
                                          Three-Month USD
Deutsche Bank AG               3,870,000        BBA LIBOR         5.445         8/8/17    421,555
                                                                                       -----------
                                                                                       $  914,459
                                                                                       ===========

Abbreviation is as follows:
BBA LIBOR   British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                     NOTIONAL                                                  TERMINATION
SWAP COUNTERPARTY                      AMOUNT    PAID BY THE FUND    RECEIVED BY THE FUND             DATE      VALUE
-----------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                               Index plus 20 basis     8.5+ Index minus 20
                                  $ 6,720,000               points            basis points          6/1/08 $  215,569

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                               Index plus 25 basis     8.5+ Index minus 25
                                    1,800,000               points            basis points          5/1/08     57,667
-----------------------------------------------------------------------------------------------------------------------
                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                               Index plus 15 basis     8.5+ Index minus 15
Deutsche Bank AG                    2,700,000               points            basis points          8/1/08     86,725
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):

                       18 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                    8,500,000                Index              8.5+ Index        3/1/09      232,485

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                                   Index minus 200     8.5+ Index plus 200
                                    3,210,000         basis points            basis points        3/1/09      319,705
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                               Index plus 40 basis     8.5+ Index minus 40
                                    7,900,000               points            basis points        6/1/08      250,369

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                               Index plus 30 basis     8.5+ Index minus 30
                                   16,300,000               points            basis points        8/1/08      517,806

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                                    Index minus 25      8.5+ Index plus 25
                                    7,300,000         basis points            basis points        2/1/09       98,466

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                               Index plus 20 basis     8.5+ Index minus 20
                                    5,400,000               points            basis points        5/1/08      171,948

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                               Index plus 15 basis     8.5+ Index minus 15
                                   16,000,000               points            basis points        8/1/09      510,076

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                                    Index minus 55      8.5+ Index plus 55
                                    6,556,000         basis points            basis points        5/1/08      212,446

                                                  If positive, the  If negative, the Total
                                               Total Return of the    Return of the Lehman
                                                   Lehman Brothers  Brothers U.S. CMBS AAA
                                    2,860,000  U.S. CMBS AAA Index                   Index        3/1/09       91,498

                       19 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                                   Index minus 250     8.5+ Index plus 250
                                    3,490,000         basis points            basis points        3/1/09      177,804

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                                   Index minus 200     8.5+ Index plus 200
                                    3,210,000         basis points            basis points        3/1/09      275,849

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                                    Index minus 45      8.5+ Index plus 45
                                    8,690,000         basis points            basis points        5/1/08      280,946
-----------------------------------------------------------------------------------------------------------------------

Morgan Stanley:
                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                               Index plus 40 basis     8.5+ Index minus 40
                                    5,600,000               points            basis points        6/1/08      155,122

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                                    Index minus 90      8.5+ Index plus 90
                                    6,720,000         basis points            basis points        6/1/08      186,211

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                                   Index minus 150     8.5+ Index plus 150
                                    5,000,000         basis points            basis points        8/1/08      121,285

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                      900,000                Index              8.5+ Index        8/1/08       21,864

                                                  If positive, the  If negative, the Total
                                               Total Return of the    Return of the Lehman
                                                   Lehman Brothers  Brothers U.S. CMBS AAA
                                    7,300,000  U.S. CMBS AAA Index                   Index        2/1/09      163,225

                                                  If positive, the  If negative, the Total
                                               Total Return of the    Return of the Lehman
                                                   Lehman Brothers  Brothers U.S. CMBS AAA
                                   13,600,000  U.S. CMBS AAA Index                   Index        3/1/09      315,121

                       20 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                                   Index minus 250     8.5+ Index plus 250
                                    5,960,000         basis points            basis points        3/1/09      704,796

                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                                   Index minus 350     8.5+ Index plus 350
                                    5,860,000         basis points            basis points        3/1/09      699,006
-----------------------------------------------------------------------------------------------------------------------
                                                  If positive, the
                                               Total Return of the  If negative, the Total
                                                   Lehman Brothers    Return of the Lehman
                                                U.S. CMBS AAA 8.5+  Brothers U.S. CMBS AAA
                                               Index plus 20 basis     8.5+ Index minus 20
UBS AG                              3,800,000               points            basis points        5/1/08      122,199
                                                                                                          -------------
                                                                                                          $ 5,988,188
                                                                                                          =============

Abbreviation is as follows:

CMBS        Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

                       21 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                        WHEN-ISSUED OR DELAYED DELIVERY
                        BASIS TRANSACTIONS
---------------------------------------------------------
Purchased securities              $ 65,374,120
Sold securities                      2,516,531

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

                       22 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual report s.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

                       23 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

                       24 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2008, the Fund had on loan securities valued at $3,218,170. Collateral of $3,380,405 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $  496,739,658
Federal tax cost of other investments      (82,365,959)
                                        -----------------
Total federal tax cost                  $  414,373,699
                                        =================

Gross unrealized appreciation           $   17,537,382
Gross unrealized depreciation              (25,847,247)
                                        -----------------
Net unrealized depreciation             $   (8,309,865)
                                        =================

                       25 | OPPENHEIMER CORE BOND FUND/VA




Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                   SHARES                         VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 96.1%
-----------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 5.9%
-----------------------------------------------------------------------------------------------------------
MEDIA -- 5.9%
Cinemark Holdings, Inc.                                             5,500              $         70,345
-----------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                    6,458                       209,756
-----------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                             7,352                       137,850
                                                                                       --------------------
                                                                                                417,951
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 6.0%
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.0%
ConAgra Foods, Inc.                                                 6,020                       144,179
-----------------------------------------------------------------------------------------------------------
TOBACCO -- 4.0%
Altria Group, Inc.                                                  3,911                        86,824
-----------------------------------------------------------------------------------------------------------
Philip Morris International, Inc. 1                                 3,911                       197,818
                                                                                       --------------------
                                                                                                284,642
-----------------------------------------------------------------------------------------------------------
ENERGY -- 13.4%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.9%
Halliburton Co.                                                     3,430                       134,902
-----------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 11.5%
Devon Energy Corp.                                                  1,950                       203,444
-----------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                   4,326                       365,893
-----------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                  1,520                        69,312
-----------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                    2,180                       179,065
                                                                                       --------------------
                                                                                                817,714
-----------------------------------------------------------------------------------------------------------
FINANCIALS -- 20.8%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS -- 13.0%
Credit Suisse Group, ADR                                            7,360                       374,477
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                     2,200                       363,858
-----------------------------------------------------------------------------------------------------------
UBS AG                                                              6,386                       183,917
                                                                                       --------------------
                                                                                                922,252
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE -- 2.6%
American Express Co.                                                4,250                       185,810
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.0%
Citigroup, Inc.                                                     6,590                       141,158
-----------------------------------------------------------------------------------------------------------
INSURANCE -- 3.2%
Everest Re Group Ltd.                                               1,397                       125,073
-----------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                   4,400                        98,868
                                                                                       --------------------
                                                                                                223,941
-----------------------------------------------------------------------------------------------------------
HEALTH CARE -- 6.3%
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.0%
WellPoint, Inc. 1                                                   1,530                        67,519
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 5.3%
Johnson & Johnson                                                   4,230                       274,400
-----------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                      715                        36,629
-----------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                               4,580                        65,998
                                                                                       --------------------
                                                                                                377,027
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS -- 10.4%
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.3%
Siemens AG, Sponsored ADR                                           2,804                       305,468
-----------------------------------------------------------------------------------------------------------

                         1 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                   SHARES                         VALUE
-----------------------------------------------------------------------------------------------------------
MACHINERY -- 5.4%
Deere & Co.                                                           890              $         71,592
-----------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                      5,093                       306,344
                                                                                       --------------------
                                                                                                377,936
-----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
Aircastle Ltd.                                                      4,600                        51,750
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 10.2%
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.4%
Sun Microsystems, Inc. 1                                           10,950                       170,054
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 7.8%
ASML Holding NV 1                                                  10,700                       265,467
-----------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                4,990                       190,718
-----------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                   3,410                        95,992
                                                                                       --------------------
                                                                                                552,177
-----------------------------------------------------------------------------------------------------------
MATERIALS -- 10.0%
-----------------------------------------------------------------------------------------------------------
CHEMICALS -- 8.0%
BASF SE, Sponsored ADR                                              1,180                       159,182
-----------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                2,870                       179,232
-----------------------------------------------------------------------------------------------------------
FMC Corp.                                                           1,540                        85,455
-----------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                2,557                       141,939
                                                                                       --------------------
                                                                                                565,808
-----------------------------------------------------------------------------------------------------------
METALS & MINING -- 2.0%
Carpenter Technology Corp.                                          2,510                       140,485
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 4.9%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.1%
AT&T, Inc.                                                          7,620                       291,846
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
Sprint Nextel Corp.                                                 8,180                        54,724
-----------------------------------------------------------------------------------------------------------
UTILITIES -- 8.2%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 8.2%
Exelon Corp.                                                        3,776                       306,876
-----------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                   4,030                       276,536
                                                                                       --------------------
                                                                                                583,412
                                                                                       --------------------
Total Common Stocks (Cost $6,877,728)                                                         6,810,755

-----------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY -- 4.4%
-----------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% 2,3 (Cost $315,241)                                         315,241                       315,241
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $7,192,969)                       100.5%                    7,125,996
-----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                (0.5)                      (37,967)

                                                                  -----------------------------------------
NET ASSETS                                                          100.0%             $      7,088,029
                                                                  =========================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of March 31, 2008.

                          2 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES           GROSS            GROSS               SHARES
                                                      DECEMBER 31, 2007       ADDITIONS       REDUCTIONS       MARCH 31, 2008
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E              177,433       1,719,582        1,581,774              315,241

                                                                                                                     DIVIDEND
                                                                                                        VALUE          INCOME
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                  $ 315,241    $      2,597

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                        INVESTMENTS IN        OTHER FINANCIAL
VALUATION INPUTS                                            SECURITIES           INSTRUMENTS*
---------------------------------------------------     -------------------------------------
Level 1 - Quoted Prices                                 $    6,966,814        $            --
Level 2 - Other Significant Observable Inputs                  159,182                     --
Level 3 - Significant Unobservable Inputs                           --                     --
                                                        --------------------------------------

    TOTAL                                               $    7,125,996        $            --
                                                        =====================================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not

                          3 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ (R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the

                          4 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $       7,232,436
                                              =================

Gross unrealized appreciation                 $         528,274
Gross unrealized depreciation                          (634,714)
                                              -----------------
Net unrealized depreciation                   $        (106,440)
                                              =================

                         5 | OPPENHEIMER VALUE FUND/VA




Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
COMMON STOCKS--99.5%
CONSUMER DISCRETIONARY--5.7%
AUTO COMPONENTS--0.1%
American Axle & Manufacturing Holdings, Inc. (1)                    7,800              $        159,900
ArvinMeritor, Inc. (1)                                             10,500                       131,355
Autoliv, Inc. (1)                                                   6,400                       321,280
Cooper Tire & Rubber Co.                                           10,000                       149,700
Gentex Corp. (1)                                                   17,500                       300,125
Lear Corp. (1,2)                                                   24,000                       621,840
                                                                                       ----------------
                                                                                              1,684,200
                                                                                       ----------------

AUTOMOBILES--0.0%
Thor Industries, Inc.  (1)                                          7,000                       208,390
DIVERSIFIED CONSUMER SERVICES--0.0%
DeVry, Inc.  (1)                                                    6,800                       284,512
Sotheby's  (1)                                                      9,800                       283,318
                                                                                       ----------------
                                                                                                567,830
                                                                                       ----------------
HOTELS, RESTAURANTS & LEISURE--0.8%
Chipotle Mexican Grill, Inc., Cl. B  (1,2)                          7,419                       720,311
McDonald's Corp.                                                   39,300                     2,191,761
Wyndham Worldwide Corp.                                             5,200                       107,536
Yum! Brands, Inc. (1)                                             353,500                    13,153,735
                                                                                       ----------------
                                                                                             16,173,343
                                                                                       ----------------
HOUSEHOLD DURABLES--0.2%
American Greetings Corp., Cl. A (1)                                12,000                       222,600
KB Home (1)                                                        11,500                       284,395
Lennar Corp., Cl. A (1)                                            47,200                       887,832
Mohawk Industries, Inc. (1,2)                                       4,700                       336,567
NVR, Inc. (1,2)                                                     1,800                     1,075,500
Pulte Homes, Inc. (1)                                              79,000                     1,149,450
Ryland Group, Inc. (The) (1)                                        7,500                       246,675
Tempur-Pedic International, Inc. (1)                                3,200                        35,200
Toll Brothers, Inc. (1,2)                                          40,400                       948,592
                                                                                       ----------------
                                                                                              5,186,811
                                                                                       ----------------
INTERNET & CATALOG RETAIL--0.1%
Expedia, Inc. (1,2)                                                20,000                       437,800
NetFlix.com, Inc. (1,2)                                             5,400                       187,110
Priceline.com, Inc. (1,2)                                           3,000                       362,580
                                                                                       ----------------
                                                                                                987,490
                                                                                       ----------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Callaway Golf Co. (1)                                               8,700                       127,716
Eastman Kodak Co. (1)                                              20,600                       364,002
Polaris Industries, Inc. (1)                                        3,400                       139,434
                                                                                       ----------------
                                                                                                631,152
                                                                                       ----------------
MEDIA--2.0%
Clear Channel Communications, Inc.                                386,500                    11,293,530

                      1 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
MEDIA CONTINUED
DirecTV Group, Inc. (The) (2)                                       2,400              $         59,496
Dish Network Corp., Cl. A (2)                                      76,900                     2,209,337
DreamWorks Animation SKG, Inc., Cl. A (2)                           5,000                       128,900
Gannett Co., Inc. (1)                                              14,400                       418,320
Getty Images, Inc. (1,2)                                            8,900                       284,800
Liberty Global, Inc., Series A (1,2)                               28,000                       954,240
Scholastic Corp. (1,2)                                              4,900                       148,323
Time Warner, Inc.                                                 751,300                    10,533,226
Viacom, Inc., Cl. B (2)                                           158,373                     6,274,738
Walt Disney Co. (The)                                             349,900                    10,979,862
                                                                                       ----------------
                                                                                             43,284,772
                                                                                       ----------------
MULTILINE RETAIL--0.1%
Big Lots, Inc. (1,2)                                               28,500                       635,550
Dollar Tree, Inc. (2)                                              17,300                       477,307
Family Dollar Stores, Inc. (1)                                     43,000                       838,500
Macy's, Inc.                                                       26,500                       611,090
                                                                                       ----------------
                                                                                              2,562,447
                                                                                       ----------------
SPECIALTY RETAIL--2.3%
AutoNation, Inc. (1,2)                                             53,200                       796,404
AutoZone, Inc. (2)                                                  1,700                       193,511
Best Buy Co., Inc.                                                377,100                    15,634,566
Buckle, Inc. (The) (1)                                              1,000                        44,730
Gap, Inc. (The)                                                   728,500                    14,336,880
Home Depot, Inc. (The)                                            134,500                     3,761,965
Men's Wearhouse, Inc. (The) (1)                                     5,400                       125,658
Office Depot, Inc. (2)                                             24,300                       268,515
RadioShack Corp. (1)                                               45,300                       736,125
TJX Cos., Inc. (The) (1)                                          363,500                    12,020,945
                                                                                       ----------------
                                                                                             47,919,299
                                                                                       ----------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Deckers Outdoor Corp. (2)                                           1,600                       172,512
Fossil, Inc. (1,2)                                                 14,000                       427,560
Iconix Brand Group, Inc. (1,2)                                     12,200                       211,670
Polo Ralph Lauren Corp., Cl. A (1)                                 12,300                       716,967
Warnaco Group, Inc. (The) (1,2)                                     2,600                       102,544
Wolverine World Wide, Inc. (1)                                      3,800                       110,238
                                                                                       ----------------
                                                                                              1,741,491
                                                                                       ----------------
CONSUMER STAPLES--5.2%
BEVERAGES--1.1%
Central European Distribution Corp. (1,2)                           4,800                       279,312
Coca-Cola Co. (The)                                               234,100                    14,249,667
Constellation Brands, Inc., Cl. A (2)                              17,300                       305,691
Hansen Natural Corp. (1,2)                                          7,500                       264,750

                      2 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
BEVERAGES CONTINUED
PepsiCo, Inc.                                                     126,250              $      9,115,250
                                                                                       ----------------
                                                                                             24,214,670
                                                                                       ----------------
FOOD & STAPLES RETAILING--1.2%
Casey's General Stores, Inc.                                        5,000                       113,000
CVS Caremark Corp.                                                153,900                     6,234,489
Kroger Co. (The)                                                  628,900                    15,974,060
Wal-Mart Stores, Inc.                                              67,400                     3,550,632
                                                                                       ----------------
                                                                                             25,872,181
                                                                                       ----------------
FOOD PRODUCTS--0.0%
Chiquita Brands International, Inc. (1,2)                           9,200                       212,612
Darling International, Inc. (1,2)                                  16,400                       212,380
Fresh Del Monte Produce, Inc. (1,2)                                 5,900                       214,760
                                                                                       ----------------
                                                                                                639,752
                                                                                       ----------------
HOUSEHOLD PRODUCTS--1.7%
Procter & Gamble Co. (The)                                        508,615                    35,638,653
PERSONAL PRODUCTS--0.0%
Chattem, Inc. (1,2)                                                 3,100                       205,654
TOBACCO--1.2%
Altria Group, Inc.                                                343,400                     7,623,480
Philip Morris International, Inc. (2)                             343,400                    17,369,172
Universal Corp. (1)                                                 3,900                       255,567
                                                                                       ----------------
                                                                                             25,248,219
                                                                                       ----------------
ENERGY--23.3%
ENERGY EQUIPMENT & SERVICES--5.0%
Baker Hughes, Inc.                                                167,600                    11,480,600
Diamond Offshore Drilling, Inc. (1)                               122,200                    14,224,080
Dril-Quip, Inc. (1,2)                                               4,400                       204,468
ENSCO International, Inc.                                          11,000                       688,820
FMC Technologies, Inc. (1,2)                                        8,100                       460,809
Halliburton Co.                                                   517,000                    20,333,610
NATCO Group, Inc., Cl. A (1,2)                                      4,500                       210,375
Oil States International, Inc. (1,2)                                3,800                       170,278
Patterson-UTI Energy, Inc. (1)                                     20,100                       526,218
Schlumberger Ltd.                                                 492,800                    42,873,600
Seacor Holdings, Inc. (1,2)                                         2,900                       247,544
Tidewater, Inc. (1)                                                 8,300                       457,413
Transocean, Inc. (2)                                              115,600                    15,629,120
                                                                                       ----------------
                                                                                            107,506,935
                                                                                       ----------------
OIL, GAS & CONSUMABLE FUELS--18.3%
Anadarko Petroleum Corp.                                          289,500                    18,247,185
Apache Corp.                                                      177,100                    21,397,222
Chesapeake Energy Corp. (1)                                       270,300                    12,474,345
Chevron Corp.                                                     688,726                    58,789,651
Cimarex Energy Co. (1)                                              6,500                       355,810
ConocoPhillips                                                    606,583                    46,227,690


                      3 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
CONSOL Energy, Inc.                                                   100              $          6,919
Devon Energy Corp.                                                180,800                    18,862,864
EOG Resources, Inc.                                                28,400                     3,408,000
Exxon Mobil Corp.                                               1,391,806                   117,718,951
Frontier Oil Corp. (1)                                             11,400                       310,764
Hess Corp.                                                        193,900                    17,098,102
Holly Corp. (1)                                                     6,200                       269,142
Marathon Oil Corp.                                                402,900                    18,372,240
Mariner Energy, Inc. (1,2)                                         10,400                       280,904
Murphy Oil Corp.                                                   63,400                     5,207,676
Noble Energy, Inc. (1)                                             84,600                     6,158,880
Occidental Petroleum Corp.                                        456,400                    33,394,788
Stone Energy Corp. (2)                                              4,800                       251,088
Valero Energy Corp.                                               123,400                     6,060,174
W&T Offshore, Inc. (1)                                              7,000                       238,770
XTO Energy, Inc.                                                   84,700                     5,239,542
                                                                                       ----------------
                                                                                            390,370,707
                                                                                       ----------------
FINANCIALS--16.8%
CAPITAL MARKETS--3.9%
Ameriprise Financial, Inc.                                          1,200                        62,220
Apollo Investment Corp. (1)                                        14,200                       224,786
Bank of New York Mellon Corp.                                      94,700                     3,951,831
Charles Schwab Corp. (The)                                        461,400                     8,688,162
FCStone Group, Inc. (2)                                             5,000                       138,500
Goldman Sachs Group, Inc. (The)                                    79,100                    13,082,349
Invesco Ltd. (1)                                                   25,300                       616,308
Janus Capital Group, Inc. (1)                                      36,200                       842,374
Knight Capital Group, Inc., Cl. A (2)                              13,400                       217,616
Lazard Ltd., Cl. A                                                  5,100                       194,820
Lehman Brothers Holdings, Inc. (1)                                376,600                    14,175,224
Merrill Lynch & Co., Inc.                                         513,200                    20,907,768
Morgan Stanley                                                    180,700                     8,257,990
optionsXpress Holdings, Inc. (1)                                    9,900                       205,029
State Street Corp.                                                144,200                    11,391,800
                                                                                       ----------------
                                                                                             82,956,777
                                                                                       ----------------
COMMERCIAL BANKS--1.8%
PNC Financial Services Group, Inc.                                 30,600                     2,006,442
U.S. Bancorp (1)                                                  298,770                     9,668,197
Wachovia Corp. (1)                                                345,493                     9,328,311
Wells Fargo & Co.                                                 635,100                    18,481,410
                                                                                       ----------------
                                                                                             39,484,360
                                                                                       ----------------
CONSUMER FINANCE--0.8%
Capital One Financial Corp. (1)                                   326,000                    16,045,720
Cash America International, Inc. (1)                                6,600                       240,240

                      4 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
CONSUMER FINANCE CONTINUED
Discover Financial Services (1)                                    25,600              $        419,072
                                                                                       ----------------
                                                                                             16,705,032
                                                                                       ----------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
Bank of America Corp.                                             865,209                    32,800,073
Citigroup, Inc.                                                   395,788                     8,477,779
CME Group, Inc.                                                     3,400                     1,594,940
JPMorgan Chase & Co.                                              723,644                    31,080,510
NASDAQ OMX Group, Inc. (The) (1,2)                                 11,900                       460,054
                                                                                       ----------------
                                                                                             74,413,356
                                                                                       ----------------
INSURANCE--6.7%
ACE Ltd.                                                          216,000                    11,892,960
Allstate Corp.                                                    169,300                     8,136,558
American International Group, Inc. (1)                            380,340                    16,449,705
Aon Corp.                                                         222,900                     8,960,580
Arch Capital Group Ltd. (2)                                         4,600                       315,882
Aspen Insurance Holdings Ltd. (1)                                  10,600                       279,628
Assurant, Inc.                                                     13,200                       803,352
Assured Guaranty Ltd. (1)                                           9,200                       218,408
Axis Capital Holdings Ltd.                                         11,000                       373,780
Berkley (W.R.) Corp.                                               12,700                       351,663
Berkshire Hathaway, Inc., Cl. B (1,2)                               3,190                    14,268,551
Chubb Corp.                                                       327,100                    16,184,908
CNA Financial Corp. (1)                                             9,400                       242,426
Delphi Financial Group, Inc., Cl. A (1)                             4,000                       116,920
Endurance Specialty Holdings Ltd.                                   7,300                       267,180
Everest Re Group Ltd.                                               4,400                       393,932
Fidelity National Title Group, Inc., Cl. A (1)                     19,800                       362,934
First American Corp. (The) (1)                                     24,700                       838,318
Genworth Financial, Inc., Cl. A                                    94,500                     2,139,480
Hartford Financial Services Group, Inc. (The)                      61,700                     4,675,009
HCC Insurance Holdings, Inc. (1)                                   13,100                       297,239
IPC Holdings Ltd. (1)                                               7,900                       221,200
Lincoln National Corp.                                            129,800                     6,749,600
Loews Corp.                                                       225,500                     9,069,610
Max Capital Group Ltd. (1)                                          2,500                        65,475
Mercury General Corp. (1)                                           3,000                       132,930
MetLife, Inc.                                                      50,100                     3,019,026
National Financial Partners Corp.                                   7,400                       166,278
Nationwide Financial Services, Inc., Cl. A (1)                      6,900                       326,232
Odyssey Re Holdings Corp. (1)                                       6,700                       246,225
Partnerre Holdings Ltd. (1)                                         5,600                       427,280
ProAssurance Corp. (1,2)                                            4,200                       226,086
Prudential Financial, Inc.                                        172,500                    13,498,125
Reinsurance Group of America, Inc. (1)                              5,000                       272,200
RenaissanceRe Holdings Ltd.                                         6,700                       347,797
Safeco Corp.                                                        7,600                       333,488

                      5 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
INSURANCE CONTINUED
StanCorp Financial Group, Inc. (1)                                  6,200              $        295,802
Torchmark Corp.                                                     6,600                       396,726
Travelers Cos., Inc. (The)                                        386,000                    18,470,100
UnumProvident Corp.                                                26,400                       581,064
XL Capital Ltd., Cl. A (1)                                         11,800                       348,690
                                                                                       ----------------
                                                                                            142,763,347
                                                                                       ----------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc.                                    31,400                     1,198,538
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Jones Lang LaSalle, Inc. (1)                                        4,000                       309,360
HEALTH CARE--5.8%
BIOTECHNOLOGY--0.6%
Amgen, Inc. (2)                                                   186,300                     7,783,614
Genentech, Inc. (1,2)                                              71,900                     5,836,842
Martek Biosciences Corp. (1,2)                                      2,600                        79,482
                                                                                       ----------------
                                                                                             13,699,938
                                                                                       ----------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Baxter International, Inc.                                         89,500                     5,174,890
HEALTH CARE PROVIDERS & SERVICES--2.0%
Aetna, Inc.                                                       193,600                     8,148,624
Amedisys, Inc. (1,2)                                                4,400                       173,096
AMERIGROUP Corp. (2)                                                6,500                       177,645
AmerisourceBergen Corp.                                            19,400                       795,012
Centene Corp. (1,2)                                                12,000                       167,280
CIGNA Corp.                                                       155,700                     6,316,749
Coventry Health Care, Inc. (2)                                     15,600                       629,460
Express Scripts, Inc. (1,2)                                         5,100                       328,032
Health Net, Inc. (2)                                               20,600                       634,480
Healthspring, Inc. (1,2)                                           14,500                       204,160
Humana, Inc. (2)                                                   82,000                     3,678,520
Lincare Holdings, Inc. (1,2)                                       17,700                       497,547
Omnicare, Inc. (1)                                                 31,400                       570,224
Owens & Minor, Inc. (1)                                             5,000                       196,700
UnitedHealth Group, Inc.                                          557,848                    19,167,657
WellPoint, Inc. (1,2)                                               3,712                       163,811
                                                                                       ----------------
                                                                                             41,848,997
                                                                                       ----------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Applera Corp./Applied Biosystems Group                             16,400                       538,904
Invitrogen Corp. (1,2)                                             11,800                     1,008,546
                                                                                       ----------------
                                                                                              1,547,450
                                                                                       ----------------
PHARMACEUTICALS--2.9%
Abbott Laboratories                                                20,900                     1,152,635
Eli Lilly & Co.                                                    43,800                     2,259,642
Endo Pharmaceuticals Holdings, Inc. (1,2)                          24,000                       574,560
Johnson & Johnson                                                 359,106                    23,295,206

                      6 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
PHARMACEUTICALS CONTINUED
King Pharmaceuticals, Inc. (1,2)                                   81,500              $        709,050
Merck & Co., Inc.                                                 236,900                     8,990,355
Pfizer, Inc.                                                    1,164,100                    24,364,613
                                                                                       ----------------
                                                                                             61,346,061
                                                                                       ----------------
INDUSTRIALS--11.1%
AEROSPACE & DEFENSE--2.4%
AAR Corp. (1,2)                                                     6,800                       185,436
Boeing Co.                                                        140,800                    10,471,296
DRS Technologies, Inc. (1)                                          5,800                       338,024
Esterline Technologies Corp. (2)                                    4,100                       206,517
Honeywell International, Inc.                                     376,000                    21,213,920
L-3 Communications Holdings, Inc.                                  16,100                     1,760,374
Northrop Grumman Corp.                                             45,500                     3,540,355
Raytheon Co.                                                       18,300                     1,182,363
Teledyne Technologies, Inc. (1,2)                                   2,300                       108,100
TransDigm Group, Inc. (1,2)                                         4,500                       166,725
Triumph Group, Inc. (1)                                             3,900                       222,027
United Technologies Corp.                                         176,700                    12,160,494
                                                                                       ----------------
                                                                                             51,555,631
                                                                                       ----------------
AIRLINES--0.1%
Continental Airlines, Inc., Cl. B (1,2)                            34,100                       655,743
Northwest Airlines Corp. (2)                                        8,700                        78,213
SkyWest, Inc. (1)                                                  10,000                       211,200
Southwest Airlines Co. (1)                                         50,100                       621,240
UAL Corp. (1)                                                      16,500                       355,245
                                                                                       ----------------
                                                                                              1,921,641
                                                                                       ----------------
BUILDING PRODUCTS--0.0%
USG Corp. (1,2)                                                    21,200                       780,584
COMMERCIAL SERVICES & SUPPLIES--0.5%
ChoicePoint, Inc. (1,2)                                             6,200                       295,120
Deluxe Corp. (1)                                                    8,300                       159,443
IHS, Inc., Cl. A (1,2)                                              4,200                       270,102
Ikon Office Solutions, Inc. (1)                                    16,000                       121,600
Manpower, Inc.                                                      6,600                       371,316
Miller (Herman), Inc. (1)                                           7,200                       176,904
Robert Half International, Inc.                                    25,200                       648,648
Steelcase, Inc., Cl. A (1)                                         17,700                       195,762
United Stationers, Inc. (1,2)                                       3,500                       166,950
Waste Management, Inc.                                            234,300                     7,863,108
Watson Wyatt & Co. Holdings (1)                                     5,300                       300,775
                                                                                       ----------------
                                                                                             10,569,728
                                                                                       ----------------
CONSTRUCTION & ENGINEERING--0.1%
Chicago Bridge & Iron Co. NV (1)                                   10,000                       392,400
EMCOR Group, Inc. (1,2)                                             9,300                       206,553
Fluor Corp.                                                           700                        98,812

                      7 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
CONSTRUCTION & ENGINEERING CONTINUED
KBR, Inc.                                                          14,200              $        393,766
Perini Corp. (2)                                                    3,500                       126,805
Shaw Group, Inc. (The) (1,2)                                        6,000                       282,840
URS Corp. (1,2)                                                     7,000                       228,830
                                                                                       ----------------
                                                                                              1,730,006
                                                                                       ----------------
ELECTRICAL EQUIPMENT--0.3%
Acuity Brands, Inc. (1)                                             5,200                       223,340
Belden, Inc.                                                        5,000                       176,600
Emerson Electric Co.                                               94,100                     4,842,386
Evergreen Solar, Inc. (1,2)                                        20,300                       188,181
GrafTech International Ltd. (1,2)                                  14,200                       230,182
Regal-Beloit Corp. (1)                                              5,900                       216,117
Smith (A.O.) Corp. (1)                                              6,000                       197,220
Thomas & Betts Corp. (1,2)                                          8,500                       309,145
Woodward Governor Co. (1)                                           6,000                       160,320
                                                                                       ----------------
                                                                                              6,543,491
                                                                                       ----------------
INDUSTRIAL CONGLOMERATES--4.9%
3M Co.                                                            170,000                    13,455,500
General Electric Co.                                            1,733,100                    64,142,031
Teleflex, Inc.                                                      3,300                       157,443
Textron, Inc.                                                     142,200                     7,880,724
Tyco International Ltd.                                           392,475                    17,288,524
Walter Industries, Inc. (1)                                         5,900                       369,517
                                                                                       ----------------
                                                                                            103,293,739
                                                                                       ----------------
MACHINERY--2.6%
Actuant Corp., Cl. A (1)                                            7,600                       229,596
Barnes Group, Inc. (1)                                              9,400                       215,730
Briggs & Stratton Corp. (1)                                        12,300                       220,170
Caterpillar, Inc.                                                 377,600                    29,562,304
Crane Co.                                                           5,600                       225,960
Cummins, Inc.                                                      72,800                     3,408,496
Deere & Co.                                                        71,000                     5,711,240
Eaton Corp.                                                        54,200                     4,318,114
Gardner Denver, Inc. (2)                                            4,600                       170,660
IDEX Corp.                                                          5,100                       156,519
Ingersoll-Rand Co. Ltd., Cl. A (1)                                 83,800                     3,735,804
Paccar, Inc.                                                       60,300                     2,713,500
Parker-Hannifin Corp.                                              52,800                     3,657,456
Pentair, Inc. (1)                                                   5,000                       159,500
Robbins & Myers, Inc. (1)                                           6,600                       215,490
SPX Corp.                                                           1,700                       178,330
Timken Co. (1)                                                     10,100                       300,172
Watts Water Technologies, Inc., Cl. A (1)                           6,200                       173,786
                                                                                       ----------------
                                                                                             55,352,827
                                                                                       ----------------

                      8 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
MARINE--0.0%
TBS International Ltd., Cl. A (1,2)                                 7,100              $        214,420
ROAD & RAIL--0.2%
Norfolk Southern Corp.                                             32,000                     1,738,240
Ryder Systems, Inc.                                                 5,300                       322,823
Union Pacific Corp.                                                22,700                     2,846,126
                                                                                       ----------------
                                                                                              4,907,189
                                                                                       ----------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Applied Industrial Technologies, Inc. (1)                           7,800                       233,142
United Rentals, Inc. (2)                                           11,800                       222,312
                                                                                       ----------------
                                                                                                455,454
                                                                                       ----------------
INFORMATION TECHNOLOGY--23.7%
COMMUNICATIONS EQUIPMENT--3.6%
Blue Coat Systems, Inc. (1,2)                                       8,100                       178,524
Cisco Systems, Inc. (2)                                         1,198,400                    28,869,456
CommScope, Inc. (1,2)                                              20,500                       714,015
EchoStar Holding Corp. (1,2)                                       19,560                       577,802
Foundry Networks, Inc. (1,2)                                       47,600                       551,208
Harmonic, Inc. (1,2)                                               25,700                       195,320
Harris Corp. (1)                                                    8,700                       422,211
JDS Uniphase Corp. (1,2)                                           23,100                       309,309
Plantronics, Inc. (1)                                              11,600                       223,996
QUALCOMM, Inc.                                                  1,073,700                    44,021,700
Tellabs, Inc. (2)                                                  62,200                       338,990
                                                                                       ----------------
                                                                                             76,402,531
                                                                                       ----------------
COMPUTERS & PERIPHERALS--7.0%
Apple, Inc. (2)                                                   337,300                    48,402,550
Brocade Communications Systems, Inc. (2)                           41,100                       300,030
Hewlett-Packard Co.                                             1,216,900                    55,563,654
International Business Machines Corp.                             302,800                    34,864,392
Lexmark International, Inc., Cl. A (1,2)                           25,300                       777,216
NCR Corp. (2)                                                      37,500                       856,125
SanDisk Corp. (2)                                                  20,200                       455,914
Seagate Technology (1)                                            356,200                     7,458,828
Teradata Corp. (2)                                                 12,000                       264,720
Western Digital Corp. (2)                                          18,900                       511,056
                                                                                       ----------------
                                                                                            149,454,485
                                                                                       ----------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Agilent Technologies, Inc. (2)                                    140,700                     4,197,081
Arrow Electronics, Inc. (2)                                        26,100                       878,265
Avnet, Inc. (2)                                                    27,600                       903,348
Benchmark Electronics, Inc. (2)                                    10,200                       183,090
Molex, Inc.                                                        13,700                       317,292
Plexus Corp. (1,2)                                                  8,200                       230,010

                      9 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Rofin-Sinar Technologies, Inc. (1,2)                                5,700              $        255,930
                                                                                       ----------------
                                                                                              6,965,016
                                                                                       ----------------
INTERNET SOFTWARE & SERVICES--2.0%
Bankrate, Inc. (1,2)                                                4,600                       229,494
Google, Inc., Cl. A (2)                                            95,300                    41,976,791
Open Text Corp. (1,2)                                               6,900                       216,039
Sohu.com, Inc. (2)                                                  4,800                       216,624
                                                                                       ----------------
                                                                                             42,638,948
                                                                                       ----------------
IT SERVICES--0.9%
Accenture Ltd., Cl. A                                             190,400                     6,696,368
Affiliated Computer Services, Inc., Cl. A (1,2)                     7,100                       355,781
Computer Sciences Corp. (2)                                        22,300                       909,617
Convergys Corp. (2)                                                14,200                       213,852
CyberSource Corp. (2)                                               5,600                        81,816
DST Systems, Inc. (1,2)                                            12,000                       788,880
Electronic Data Systems Corp.                                     257,900                     4,294,035
Euronet Worldwide, Inc. (1,2)                                       8,300                       159,858
Hewitt Associates, Inc. (1,2)                                      17,700                       703,929
SAIC, Inc. (1,2)                                                   16,700                       310,453
Visa, Inc., Cl. A. (2)                                             78,570                     4,899,625
Wright Express Corp. (1,2)                                          2,300                        70,679
                                                                                       ----------------
                                                                                             19,484,893
                                                                                       ----------------
OFFICE ELECTRONICS--0.3%
Xerox Corp. (1)                                                   351,700                     5,264,949
Zebra Technologies Corp., Cl. A (1,2)                                 200                         6,664
                                                                                       ----------------
                                                                                              5,271,613
                                                                                       ----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.0%
Altera Corp.                                                       21,400                       394,402
Amkor Technology, Inc. (1,2)                                       21,200                       226,840
Analog Devices, Inc.                                               85,500                     2,523,960
Applied Materials, Inc. (1)                                       703,500                    13,725,285
Atmel Corp. (1,2)                                                  40,100                       139,548
Broadcom Corp., Cl. A (2)                                          31,400                       605,078
Cypress Semiconductor Corp. (1,2)                                  19,900                       469,839
Diodes, Inc. (1,2)                                                  2,400                        52,704
Intel Corp.                                                     2,176,300                    46,094,034
Intersil Corp., Cl. A (1)                                          31,400                       806,038
KLA-Tencor Corp.                                                   14,200                       526,820
Lam Research Corp. (1,2)                                           16,100                       615,342
MEMC Electronic Materials, Inc. (2)                               197,500                    14,002,750
Novellus Systems, Inc. (2)                                         34,700                       730,435
NVIDIA Corp. (2)                                                  170,300                     3,370,237
OmniVision Technologies, Inc. (1,2)                                14,900                       250,618

                      10 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
PMC-Sierra, Inc. (1,2)                                             25,700              $        146,490
Semtech Corp. (1,2)                                                17,800                       255,074
Sigma Designs, Inc. (1,2)                                           6,300                       142,821
Silicon Laboratories, Inc. (2)                                      7,100                       223,934
Skyworks Solutions, Inc. (1,2)                                     27,300                       198,744
Texas Instruments, Inc.                                           706,700                    19,978,409
Varian Semiconductor Equipment Associates, Inc. (1,2)              22,800                       641,820
Xilinx, Inc. (1)                                                   45,600                     1,083,000
                                                                                       ----------------
                                                                                            107,204,222
                                                                                       ----------------
SOFTWARE--4.6%
Activision, Inc. (1,2)                                             36,700                     1,002,277
Adobe Systems, Inc. (2)                                           145,000                     5,160,550
Advent Software, Inc. (1,2)                                         4,700                       200,314
Ansys, Inc. (1,2)                                                   6,300                       217,476
Autodesk, Inc. (2)                                                 26,700                       840,516
BEA Systems, Inc. (2)                                              71,200                     1,363,480
BMC Software, Inc. (2)                                             34,500                     1,121,940
Cadence Design Systems, Inc. (1,2)                                 56,600                       604,488
Check Point Software Technologies Ltd. (2)                         22,600                       506,240
Compuware Corp. (2)                                                94,200                       691,428
McAfee, Inc. (1,2)                                                 27,300                       903,357
MICROS Systems, Inc. (1,2)                                         17,800                       599,148
Microsoft Corp.                                                 2,229,700                    63,278,886
MicroStrategy, Inc., Cl. A (1,2)                                    2,600                       192,374
Net 1 UEPS Technologies, Inc. (2)                                   8,100                       182,655
Novell, Inc. (2)                                                  121,500                       764,235
Oracle Corp. (2)                                                  697,300                    13,639,188
Quest Software, Inc. (1,2)                                         12,200                       159,454
Sybase, Inc. (1,2)                                                 13,600                       357,680
Symantec Corp. (2)                                                324,500                     5,393,190
Synopsys, Inc. (2)                                                    700                        15,897
TIBCO Software, Inc. (1,2)                                         26,000                       185,640
                                                                                       ----------------
                                                                                             97,380,413
                                                                                       ----------------
MATERIALS--5.8%
CHEMICALS--1.5%
Ashland, Inc.                                                       6,500                       307,450
CF Industries Holdings, Inc. (1)                                    4,800                       497,376
Cytec Industries, Inc. (1)                                          5,200                       280,020
Hercules, Inc. (1)                                                 12,100                       221,309
Minerals Technologies, Inc. (1)                                     2,300                       144,440
Monsanto Co.                                                      256,500                    28,599,750
NewMarket Corp. (1)                                                 2,900                       218,805
OM Group, Inc. (1,2)                                                3,900                       212,706

                      11 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  SHARES                    VALUE
                                                                ---------              ----------------
CHEMICALS CONTINUED
Terra Industries, Inc. (1,2)                                       19,400              $        689,282
                                                                                       ----------------
                                                                                             31,171,138
                                                                                       ----------------
CONTAINERS & PACKAGING--0.0%
Greif, Inc., Cl. A (1)                                              2,600                       176,618
Rock-Tenn Co., Cl. A (1)                                            8,100                       242,757
                                                                                       ----------------
                                                                                                419,375
                                                                                       ----------------
METALS & MINING--4.2%
AK Steel Holding Corp. (1)                                         16,100                       876,162
Alcoa, Inc.                                                       514,300                    18,545,658
Carpenter Technology Corp.                                          9,700                       542,909
Century Aluminum Co. (1,2)                                          4,100                       271,584
Compass Minerals International, Inc. (1)                            3,500                       206,430
Freeport-McMoRan Copper & Gold, Inc., Cl. B                       210,200                    20,225,444
Hecla Mining Co. (1,2)                                             22,200                       247,752
Kaiser Aluminum Corp. (1)                                           2,400                       166,320
Nucor Corp.                                                       252,500                    17,104,350
Reliance Steel & Aluminum Co.                                      12,500                       748,250
Schnitzer Steel Industries, Inc. (1)                                3,500                       248,570
Southern Copper Corp. (1)                                         138,500                    14,380,455
United States Steel Corp.                                         129,000                    16,366,230
Worthington Industries, Inc. (1)                                   12,700                       214,249
                                                                                       ----------------
                                                                                             90,144,363
                                                                                       ----------------
PAPER & FOREST PRODUCTS--0.1%
AbitibiBowater, Inc. (1)                                           10,700                       138,137
Domtar Corp. (1,2)                                                 23,300                       159,139
International Paper Co.                                            59,000                     1,604,800
                                                                                       ----------------
                                                                                              1,902,076
                                                                                       ----------------
TELECOMMUNICATION SERVICES--2.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
AT&T, Inc.                                                        902,828                    34,578,312
CenturyTel, Inc.                                                   23,000                       764,520
Qwest Communications International, Inc. (1)                      127,400                       577,122
Verizon Communications, Inc.                                      191,756                     6,989,506
                                                                                       ----------------
                                                                                             42,909,460
                                                                                       ----------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp. (1)                                           158,723                     1,061,857
Telephone & Data Systems, Inc. (1)                                 13,100                       514,437
                                                                                       ----------------
                                                                                              1,576,294
                                                                                       ----------------
UTILITIES--0.0%
ENERGY TRADERS--0.0%
Mirant Corp. (1,2)                                                 17,900                       651,381
GAS UTILITIES--0.0%
Northwest Natural Gas Co. (1)                                       2,000                        86,880

                      12 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                                                     SHARES            VALUE
                                                                                                   ---------      ----------------
GAS UTILITIES CONTINUED
WGL Holdings, Inc.                                                                                     3,500      $        112,212
                                                                                                                  ----------------
                                                                                                                           199,092
                                                                                                                  ----------------
Total Common Stocks (Cost $1,967,001,240)                                                                            2,123,192,112
OTHER SECURITIES--0.0%
Seagate Technology International, Inc. (Cost $0) (2,3,4)                                              31,000                 3,100
PREFERRED STOCKS--0.0%
Wachovia Corp., Dividend Equalization Preferred Shares (2,3)
 (Cost $0)                                                                                             6,000                    12

                                                                                                     UNITS
                                                                                                   ---------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Dime Bancorp, Inc. Wts., Exp. 1/2/10 (2)                                                              31,900                11,165
Progress Energy, Inc., Contingent Value Obligation (2,3)                                              32,000                10,560
                                                                                                                  ----------------
Total Rights, Warrants and Certificates (Cost $0)                                                                           21,725
                                                                                                                  ----------------

                                                                                                  SHARES
                                                                                               -------------
INVESTMENT COMPANY--0.5%
Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% (5,6) (Cost $11,312,080)                                                                    11,312,080            11,312,080

Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $1,978,313,320)                                                        2,134,529,029

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT
                                                                                               -------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--6.8% (7)
ANZ National (Int'l) Ltd., 2.36%, 4/1/08                                                       $   3,998,950             3,998,950
Caixa Catal, 3.04%, 6/9/08                                                                         5,000,000             5,000,000
CAM US Finance SA Unipersonal, 3.29%, 5/1/08                                                       4,500,000             4,500,000
CC USA, Inc., 2.38%, 4/1/08                                                                        1,499,465             1,499,465
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 2.70%,
4/25/08                                                                                              725,477               725,477
HSBC Finance Corp., 3.10%, 4/7/08                                                                  3,000,000             3,000,000
Metropolitan Life Global Funding, 2.59%, 4/22/08                                                   3,500,000             3,500,000
Nationwide Global Fund I, 2.80%, 6/16/08                                                           4,002,016             4,002,016
Undivided interest of 0.23% in joint repurchase
agreement (Principal Amount/Value $7,000,000,000 with a
maturity value of $7,000,486,111) with Barclays Capital,
2.50%, dated 3/31/08, to be repurchased at $16,104,911
on 4/1/08, collateralized by U.S. Agency Mortgages,
0%-6.40%, 3/1/28-3/1/38, with a value of $7,140,000,000                                           16,103,793            16,103,793
Undivided interest of 1.52% in joint repurchase agreement (Principal
Amount/Value $6,600,000,000 with a maturity value of $6,600,577,500) with
Barclays Capital, 3.15%, dated 3/31/08, to be repurchased at $100,008,750 on
4/1/08, collateralized by Private Label CMOs,
0%-6.50%, 6/12/24-9/18/56, with a value of $6,930,000,000                                        100,000,000           100,000,000
                                                                                               -------------           -----------
Whitehawk CDO Funding Corp., 2.85%, 6/16/08                                                        2,000,000             2,000,000
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost
$144,329,701)
                                                                                                                       144,329,701
                                                                                                                       -----------

                      13 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                                              VALUE
                                                                                        ----------------
Total Investments, at Value (Cost $2,122,643,021)                     106.8%            $ 2,278,858,730
Liabilities in Excess of Other Assets                                  (6.8)               (145,507,005)
                                                                     ------             ----------------
Net Assets                                                            100.0%            $ 2,133,351,725
                                                                     ======             ================

-----------------
Footnotes to Statement of Investments

1.    Partial or fully-loaned security. See accompanying Notes.

2.    Non-income producing security.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $13,672, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

4.    Escrow shares received as the result of issuer reorganization.

5.    Rate shown is the 7-day yield as of March 31, 2008.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES              GROSS            GROSS                  SHARES
                                                   DECEMBER 31, 2007       ADDITIONS       REDUCTIONS            MARCH 31, 2008
                                                   -----------------      -----------      -----------           --------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                               15,628,720      139,052,277      143,368,917               11,312,080

                                                                                                                    DIVIDEND
                                                                                              VALUE                  INCOME
                                                                                          -------------          --------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                                                               $ 11,312,080           $     172,304

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 -inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                             INVESTMENTS IN         OTHER FINANCIAL
               VALUATION INPUTS                                 SECURITIES            INSTRUMENTS*
-----------------------------------------------              ---------------        ---------------
Level 1 - Quoted Prices                                       $2,134,525,929        $            --

Level 2 - Other Significant Observable Inputs                    142,332,801                     --
Level 3 - Significant Unobservable Inputs                          2,000,000                     --
                                                             ---------------        ---------------
TOTAL                                                        $ 2,278,858,730        $            --
                                                             ===============        ===============

--------------
* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

                      14 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of

                      15 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral.

                      16 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2008, the Fund had on loan securities valued at $141,587,387. Collateral of $144,341,790 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   2,144,213,463
                                              ==================

Gross unrealized appreciation                 $     221,821,561
Gross unrealized depreciation                      (87,176,294)
                                              ------------------
Net unrealized appreciation                   $     134,645,267
                                              ==================

                      17 | OPPENHEIMER MAIN STREET FUND/VA




OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                            SHARES        VALUE
                                           --------   -------------
COMMON STOCKS -- 51.6%
CONSUMER DISCRETIONARY -- 5.4%
MEDIA -- 5.0%
Liberty Global, Inc., Series A (1)          338,018   $  11,519,653
Liberty Global, Inc., Series C (1)          342,790      11,133,819
                                                      -------------
                                                         22,653,472
                                                      -------------
SPECIALTY RETAIL -- 0.4%
Office Depot, Inc. (1)                       77,400         855,270
OfficeMax, Inc.                              50,500         966,570
                                                      -------------
                                                          1,821,840
                                                      -------------
CONSUMER STAPLES -- 5.4%
FOOD & STAPLES RETAILING -- 0.5%
Costco Wholesale Corp.                       35,400       2,299,938
                                                      -------------
FOOD PRODUCTS -- 0.4%
ConAgra Foods, Inc.                          71,900       1,722,005
                                                      -------------
TOBACCO -- 4.5%
Altria Group, Inc.                          176,030       3,907,866
Loews Corp./Carolina Group                  100,140       7,265,157
Philip Morris International, Inc. (1)       176,030       8,903,597
                                                      -------------
                                                         20,076,620
                                                      -------------
ENERGY -- 4.3%
OIL, GAS & CONSUMABLE FUELS -- 4.3%
BP plc, ADR                                  45,120       2,736,528
Exxon Mobil Corp.                           125,010      10,573,346
Petroleo Brasileiro SA, ADR                  30,600       3,124,566
Petroleo Brasileiro SA, Preference           69,490       2,926,999
                                                      -------------
                                                         19,361,439
                                                      -------------
FINANCIALS -- 3.3%
CAPITAL MARKETS -- 1.6%
Credit Suisse Group, ADR                    144,700       7,362,336
                                                      -------------
CONSUMER FINANCE -- 0.5%
American Express Co.                         54,500       2,382,740
                                                      -------------
INSURANCE -- 1.2%
Everest Re Group Ltd.                        42,480       3,803,234
National Financial Partners Corp.            68,700       1,543,689
                                                      -------------
                                                          5,346,923
                                                      -------------
HEALTH CARE -- 6.5%
BIOTECHNOLOGY -- 1.5%
Amicus Therapeutics, Inc. (1)               134,000       1,433,800
deCODE genetics, Inc. (1)                   193,500         296,055
Human Genome Sciences, Inc. (1)             263,700       1,553,193
Orexigen Therapeutics, Inc. (1)             173,230       1,784,269
Theravance, Inc. (1)                         63,500         668,655
Vanda Pharmaceuticals, Inc. (1)             255,000         986,850
                                                      -------------
                                                          6,722,822
                                                      -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
Beckman Coulter, Inc.                        37,430       2,416,107

                        1 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                                SHARES        VALUE
                                              ---------   -------------
HEALTH CARE PROVIDERS & SERVICES -- 1.3%
Medco Health Solutions, Inc. (1)                 42,400   $   1,856,696
Skilled Healthcare Group, Inc., Cl. A (1)       136,100       1,494,378
WellPoint, Inc. (1)                              58,200       2,568,366
                                                          -------------
                                                              5,919,440
                                                          -------------
PHARMACEUTICALS -- 3.2%
Abbott Laboratories                              56,500       3,115,975
Medicines Co. (The) (1)                         184,570       3,728,314
Mylan Laboratories, Inc.                        230,900       2,678,440
Novartis AG, ADR                                 47,960       2,456,991
Schering-Plough Corp.                           152,100       2,191,761
                                                          -------------
                                                             14,171,481
                                                          -------------
INDUSTRIALS -- 5.2%
AEROSPACE & DEFENSE -- 2.2%
Orbital Sciences Corp. (1)                       74,024       1,783,978
United Technologies Corp.                       115,540       7,951,463
                                                          -------------
                                                              9,735,441
                                                          -------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
Sinomem Technology Ltd. (1)                   1,664,000         779,139
                                                          -------------
INDUSTRIAL CONGLOMERATES -- 1.2%
Siemens AG, Sponsored ADR                        51,900       5,653,986
                                                          -------------
MACHINERY -- 1.6%
Navistar International Corp. (1)                117,000       7,037,550
                                                          -------------
INFORMATION TECHNOLOGY -- 16.9%
COMMUNICATIONS EQUIPMENT -- 0.8%
Cisco Systems, Inc. (1)                         155,250       3,739,973
                                                          -------------
COMPUTERS & PERIPHERALS -- 1.0%
International Business Machines Corp.            39,310       4,526,153
                                                          -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.0%
CalAmp Corp. (1)                                     19              52
                                                          -------------
INTERNET SOFTWARE & SERVICES -- 1.9%
eBay, Inc. (1)                                  122,690       3,661,070
Google, Inc., Cl. A (1)                           3,300       1,453,551
Yahoo!, Inc. (1)                                114,820       3,321,743
                                                          -------------
                                                              8,436,364
                                                          -------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 0.9%
Texas Instruments, Inc.                         135,130       3,820,125
SOFTWARE -- 12.3%
Microsoft Corp.                                 330,400       9,376,752
Novell, Inc. (1)                                394,040       2,478,512
Synopsys, Inc. (1)                              206,520       4,690,069
Take-Two Interactive Software, Inc. (1)       1,177,350      30,045,972
THQ, Inc. (1)                                   408,700       8,909,660
                                                          -------------
                                                             55,500,965
                                                          -------------
MATERIALS -- 2.3%
CHEMICALS -- 0.3%
Lubrizol Corp. (The)                             26,400       1,465,464

                        2 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                                 SHARES        VALUE
                                                --------   -------------
CONSTRUCTION MATERIALS -- 0.6%
Texas Industries, Inc.                            23,960   $   1,440,236
Vulcan Materials Co.                              16,180       1,074,352
                                                           -------------
                                                               2,514,588
                                                           -------------
METALS & MINING -- 1.4%
Carpenter Technology Corp.                        48,800       2,731,336
Companhia Vale do Rio Doce, Sponsored ADR        120,540       3,513,741
                                                           -------------
                                                               6,245,077
                                                           -------------
TELECOMMUNICATION SERVICES -- 1.4%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
AT&T, Inc.                                       123,200       4,718,560
XO Holdings, Inc. (1)                                 85             111
                                                           -------------
                                                               4,718,671
                                                           -------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Sprint Nextel Corp.                              250,000       1,672,500
                                                           -------------
UTILITIES -- 0.9%
ENERGY TRADERS -- 0.9%
AES Corp. (The) (1)                              149,600       2,493,832
Dynegy, Inc., Cl. A (1)                          176,900       1,395,741
                                                           -------------
                                                               3,889,573
                                                           -------------
Total Common Stocks (Cost $189,622,824)                      231,992,784

                                                    Units
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 (1)                       171             17
Series B Wts., Exp. 1/16/10 (1)                       128              6
Series C Wts., Exp. 1/16/10 (1)                       128              5
                                                                      --
Total Rights, Warrants and Certificates (Cost $0)                     28

                                                               PRINCIPAL
                                                                  AMOUNT
                                                              -----------
ASSET-BACKED SECURITIES -- 2.1%
Aesop Funding II LLC, Automobile Asset-Backed
Certificates, Series 2005-1A, Cl. A2, 2.596%, 4/20/09 (3,4)   $    61,667      61,546
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
3.079%, 5/25/34 (4)                                               830,484     730,608
Capital One Prime Auto Receivables Trust, Automobile
Asset-Backed Certificates, Series 2005-1, Cl. A4,
2.838%, 4/15/11 (4)                                             2,490,000   2,474,222
Citibank Credit Card Issuance Trust, Credit Card
Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15              180,000     154,444
CWABS Asset-Backed Certificates Trust 2002-4,
Asset-Backed Certificates, Series 2002-4, Cl. A1,
3.339%, 2/25/33 (4)                                                18,836      17,347
CWABS Asset-Backed Certificates Trust 2005-11,
Asset-Backed Certificates, Series 2005-11, Cl. AF2,
4.657%, 2/25/36                                                   320,000     318,445
CWABS Asset-Backed Certificates Trust 2005-16,
Asset-Backed Certificates, Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 (4)                                               360,000     342,705

                        3 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                                                   PRINCIPAL
                                                                      AMOUNT       VALUE
                                                                  -----------   -----------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates, Series 2005-17, Cl. 1AF2,
5.363%, 5/25/36 (4)                                               $   240,000   $   231,228
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2,
2.719%, 12/25/29 (4)                                                  480,000       414,144
Honda Auto Receivables Owner Trust, Automobile
Receivable Obligations, Series 2005-2, Cl. A4, 4.15%,
10/15/10                                                              411,533       413,137
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1,
2.796%, 1/20/35 (4)                                                   336,207       282,993
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4,
Cl. A2V, 2.646%, 3/20/36 (4)                                          180,000       159,633
Lehman XS Trust, Mtg. Pass-Through Certificates, Series
2005-2, Cl. 2A1B, 5.18%, 8/25/35 (4)                                  241,686       242,834
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 4.168%, 3/15/16 (4)            1,710,000     1,346,952
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 2.699%, 7/1/36 (4)            1,100,000     1,020,208
RASC Series 2006-KS7 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates, Series 2006-KS7,
Cl. A2, 2.699%, 9/25/36 (4)                                           800,000       775,299
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-BNC3, Cl. A2,
2.639%, 9/25/36 (4)                                                   400,387       387,357
Structured Asset Securities Corp., Mtg. Pass-Through
Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                 67,215        67,302
                                                                                -----------
Total Asset-Backed Securities (Cost $10,289,215)                                  9,440,404
                                                                                -----------
MORTGAGE-BACKED OBLIGATIONS -- 39.5%
GOVERNMENT AGENCY -- 26.2%
FHLMC/FNMA/SPONSORED -- 26.1%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19-7/15/19                                              1,778,642     1,774,613
5%, 12/15/32-12/15/34                                               3,128,232     3,107,433
6%, 3/15/33                                                           280,714       289,674
6.50%, 4/15/18-4/1/34                                               2,578,154     2,703,476
7%, 5/15/29-11/1/32                                                 1,123,442     1,191,450

Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 15.01%, 3/25/36 (4)                           347,745       410,967
Series 2043, Cl. ZP, 6.50%, 4/15/28                                   570,228       598,031
Series 2055, Cl. ZM, 6.50%, 5/15/28                                   320,951       334,291
Series 2075, Cl. D, 6.50%, 8/15/28                                    785,270       824,361
Series 2080, Cl. Z, 6.50%, 8/15/28                                    209,716       220,166
Series 2461, Cl. PZ, 6.50%, 6/15/32                                   754,889       797,908
Series 2500, Cl. FD, 3.318%, 3/15/32 (4)                               98,764        99,465
Series 2526, Cl. FE, 3.218%, 6/15/29 (4)                              146,218       146,850
Series 2538, Cl. F, 3.418%, 12/15/32 (4)                            1,523,247     1,516,417
Series 2551, Cl. FD, 3.218%, 1/15/33 (4)                              112,305       109,638
Series 2676, Cl. KY, 5%, 9/15/23                                      298,000       297,423
Series 3025, Cl. SJ, 14.419%, 8/15/35 (4)                             113,516       137,278

                        4 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                                               PRINCIPAL
                                                                  AMOUNT        VALUE
                                                              -----------   ------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 3094, Cl. HS, 14.052%, 6/15/34 (4)                     $   217,232   $   259,358
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 11.954%, 6/1/26 (5)                           194,345        41,178
Series 183, Cl. IO, 10.58%, 4/1/27 (5)                            315,205        64,439
Series 184, Cl. IO, 16.656%, 12/1/26 (5)                          342,543        68,475
Series 192, Cl. IO, 13.107%, 2/1/28 (5)                            93,792        20,735
Series 200, Cl. IO, 12.192%, 1/1/29 (5)                           113,305        23,846
Series 2130, Cl. SC, 21.748%, 3/15/29 (5)                         243,504        24,491
Series 216, Cl. IO, 11.875%, 12/1/31 (5)                          179,690        42,189
Series 224, Cl. IO, 8.485%, 3/1/33 (5)                            566,353       124,411
Series 243, Cl. 6, 15.055%, 12/15/32 (5)                          348,153        66,166
Series 2796, Cl. SD, 31.423%, 7/15/26 (5)                         350,724        36,202
Series 2802, Cl. AS, 64.495%, 4/15/33 (5)                         531,103        44,119
Series 2920, Cl. S, 35.439%, 1/15/35 (5)                        1,928,479       141,583
Series 3000, Cl. SE, 57.598%, 7/15/25 (5)                       2,004,995       169,294
Series 3110, Cl. SL, 88.748%, 2/15/26 (5)                         291,110        25,078

Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.707%, 6/1/26 (6)                             85,530        73,195
Series 192, Cl. PO, 6.336%, 2/1/28 (6)                             93,791        76,893

Federal National Mortgage Assn.:
4.50%, 11/1/19-8/1/20                                           1,111,857     1,110,959
4.50%, 4/1/21 (7)                                               7,280,000     7,241,329
5%, 12/1/17-9/25/35                                            15,909,467    16,059,847
5%, 4/1/38 (7)                                                  6,750,000     6,681,447
5.50%, 9/25/20-11/25/34                                        13,294,337    13,467,435
5.50%, 4/1/23-4/1/38 (7)                                        8,019,000     8,112,979
5.50%, 4/25/34 (8)                                              3,112,235     3,152,411
6%, 8/25/32-8/1/34                                              9,927,994    10,233,495
6%, 4/1/21 (7)                                                  4,324,000     4,450,343
6.50%, 6/25/17-10/25/30                                         4,733,373     4,958,585
7%, 11/1/17-11/25/35                                            2,481,916     2,632,647
7.50%, 1/1/33                                                     341,184       369,257
8.50%, 7/1/32                                                      13,197        14,553

Federal National Mortgage Assn. Grantor Trust, Gtd.
Trust Mtg. Pass-Through Certificates, Trust 2002-T1, Cl.
A2, 7%, 11/25/31                                                  671,846       673,442

Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                           650,840       690,548
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                              593,406       621,931
Trust 1998-61, Cl. PL, 6%, 11/25/28                               311,241       322,602
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                            812,863       866,197
Trust 2001-70, Cl. LR, 6%, 9/25/30                                 53,366        53,649
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                             287,672       303,835
Trust 2002-9, Cl. PC, 6%, 3/25/17                                 668,117       703,235
Trust 2003-130, Cl. CS, 8.888%, 12/25/33 (4)                      193,656       201,772
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                           1,052,000     1,090,494

                        5 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                                    PRINCIPAL
                                                       AMOUNT     VALUE
                                                  -----------   ----------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2003-84, Cl. PW, 3%, 6/25/22                $   126,677   $  126,362
Trust 2004-101, Cl. BG, 5%, 1/25/20                 1,110,000    1,146,690
Trust 2005-59, Cl. NQ, 10.359%, 5/25/35 (4)           357,419      390,053
Trust 2006-24, Cl. DB,  5.50%, 4/25/26              1,000,000    1,013,940
Trust 2006-46, Cl. SW, 14.643%, 6/25/36 (4)           258,283      305,129
Trust 2006-50, Cl. KS, 14.644%, 6/25/36 (4)           680,978      773,151
Trust 2006-50, Cl. SK, 14.644%, 6/25/36 (4)           643,003      734,558
Trust 2006-64, Cl. MD, 5.50%, 7/25/36               2,983,000    2,988,147

Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-65, Cl. S, 34.149%, 11/25/31 (5)           916,079      102,748
Trust 2001-81, Cl. S, 22.372%, 1/25/32 (5)            197,575       20,349
Trust 2002-47, Cl. NS, 20.428%, 4/25/32 (5)           431,524       46,109
Trust 2002-51, Cl. S, 20.667%, 8/25/32 (5)            396,241       42,938
Trust 2002-52, Cl. SD, 19.371%, 9/25/32 (5)           440,792       49,396
Trust 2002-77, Cl. SH, 25.121%, 12/18/32 (5)          266,416       31,807
Trust 2002-84, Cl. SA, 35.786%, 12/25/32 (5)          813,604       89,272
Trust 2002-9, Cl. MS, 21.363%, 3/25/32 (5)            293,216       32,469
Trust 2003-118, Cl. S, 33.146%, 12/25/33 (5)        1,688,806      244,108
Trust 2003-33, Cl. SP, 37.842%, 5/25/33 (5)           895,695      112,206
Trust 2003-4, Cl. S, 32.391%, 2/25/33 (5)             517,475       60,051
Trust 2003-46, Cl. IH, 0.522%, 6/1/33 (5)           3,030,814      563,253
Trust 2004-54, Cl. DS, 24.245%, 11/25/30 (5)          383,543       36,782
Trust 2005-19, Cl. SA, 36.128%, 3/25/35 (5)         5,094,079      433,274
Trust 2005-40, Cl. SA, 36.003%, 5/25/35 (5)         1,069,891       89,292
Trust 2005-6, Cl. SE, 42.819%, 2/25/35 (5)          1,391,786      111,617
Trust 2005-71, Cl. SA, 46.79%, 8/25/25 (5)          1,261,717      125,845
Trust 2005-87, Cl. SE, 97.063%, 10/25/35 (5)        2,541,335      182,806
Trust 2005-87, Cl. SG, 67.85%, 10/25/35 (5)         2,526,546      216,123
Trust 2006-33, Cl. SP, 53.593%, 5/25/36 (5)         2,784,036      317,800
Trust 222, Cl. 2, 17.306%, 6/1/23 (5)                 717,547      154,863
Trust 233, Cl. 2, 14.911%, 8/1/23 (5)                 601,303      144,756
Trust 240, Cl. 2, 21.767%, 9/1/23 (5)               1,138,332      279,375
Trust 252, Cl. 2, 16.04%, 11/1/23 (5)                 536,204      133,797
Trust 273, Cl. 2, 15.605%, 8/1/26 (5)                 150,142       36,649
Trust 319, Cl. 2, 11.327%, 2/1/32 (5)                 195,864       41,027
Trust 321, Cl. 2, 6.552%, 4/1/32 (5)                2,028,007      434,625
Trust 331, Cl. 9, 15.596%, 2/1/33 (5)                 550,333       95,907
Trust 334, Cl. 17, 22.578%, 2/1/33 (5)                316,818       59,394
Trust 339, Cl. 7, 9.22%, 7/1/33 (5)                 2,117,682      449,609
Trust 342, Cl. 2, 10.433%, 9/1/33 (5)                 227,204       50,466
Trust 344, Cl. 2, 5.667%, 12/1/33 (5)               3,864,203      857,783
Trust 345, Cl. 9, 11.109%, 1/1/34 (5)                 769,617      161,894
Trust 362, Cl. 12, 11.023%, 8/1/35 (5)              1,313,323      257,718
Trust 362, Cl. 13, 11.028%, 8/1/35 (5)                729,159      143,511

                        6 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                                                PRINCIPAL
                                                                   AMOUNT       VALUE
                                                              -----------   -------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 5.09%,
9/25/23 (6)                                                   $   249,476   $     213,175
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                                    355,525         346,520
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A114,
5.75%, 4/25/37                                                    686,986         659,672
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust,
Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A,
4.039%, 9/25/33 (4)                                               693,991         660,202
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
2A1, 6.131%, 8/25/36 (4)                                        2,027,428       1,966,635
                                                                            -------------
                                                                              117,407,938
                                                                            -------------
GNMA/GUARANTEED -- 0.1%
Government National Mortgage Assn., 8%, 4/15/23                   138,829         152,086
Government National Mortgage Assn. , Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 33.023%, 1/16/27 (5)                      403,371          43,053
Series 2002-15, Cl. SM, 28.388%, 2/16/32 (5)                      483,100          53,158
Series 2002-76, Cl. SY, 28.801%, 12/16/26 (5)                     999,011         117,710
Series 2004-11, Cl. SM, 17.687%, 1/17/30 (5)                      329,264          43,562
                                                                            -------------
                                                                                  409,569
                                                                            -------------
NON-AGENCY -- 13.3%
COMMERCIAL -- 5.5%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                          1,050,000       1,033,615
Series 2006-1, Cl. AM, 5.421%, 9/1/45 (4)                       1,800,000       1,648,839
Banc of America Funding Corp., Mtg. Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32              612,006         594,917
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                                    521,087         535,239
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1B, 3.235%, 8/25/08 (4)         218,898         211,640
Citigroup Mortgage Loan Trust, Inc. 2006-WF1,
Asset-Backed Pass-Through Certificates, Series 2006-WF1,
Cl. A2B, 5.536%, 3/1/36                                           199,113         200,543
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates, Series
2007-CD4, Cl. A2B, 5.205%, 12/11/49                               570,000         555,550
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 3.006%, 10/25/36 (4)                   1,456,676       1,197,919
Series 2006-A5, Cl. 1A13, 3.056%, 10/25/36 (4)                    767,922         562,761
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                          369,294         365,830
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                        899,918         865,687
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                            120,700         118,951

                        7 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                                                PRINCIPAL
                                                                   AMOUNT       VALUE
                                                              -----------   ------------
COMMERCIAL CONTINUED
First Horizon Alternative Mortgage Securities Trust
2004-FA2, Mtg. Pass-Through Certificates, Series
2004-FA2, Cl. 3A1, 6%, 1/25/35                                $   386,760   $    349,520
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                 486,351        471,856
First Union National Bank/Lehman Brothers/Bank of
America Commercial Mtg. Trust, Pass-Through
Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35              69,612         69,430
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2005-C3, Cl. A2, 4.853%, 7/10/45              620,000        614,915
Greenwich Capital Commercial Funding Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                          890,000        878,516
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                          680,000        676,422
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                        2,240,000      2,196,682
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                         260,000        256,227
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                         890,000        879,631
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                      1,660,000      1,619,317
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                         510,000        505,359
LB-UBS Commercial Mortgage Trust 2005-C5, Commercial
Mtg. Pass-Through Certificates, Series 2005-C5, Cl. A2,
4.885%, 9/15/30                                                   740,000        735,391
LB-UBS Commercial Mortgage Trust 2005-C7, Commercial
Mtg. Pass-Through Certificates, Series 2005-C7, Cl. A2,
5.103%, 11/11/30                                                  340,000        338,018
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial
Mtg. Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                         1,010,000        996,704
Series 2006-C1, Cl. AM, 5.217%, 2/11/31 (4)                     1,010,000        913,294
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2,
5.318%, 1/15/12                                                   910,000        891,398
Mastr Alternative Loan Trust, CMO Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                815,485        752,173
Nomura Asset Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                                     33,608         33,682
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl.
A2, 7.306%, 10/6/15                                               983,000      1,018,270
Residential Asset Securitization Trust 2006-A9CB, Mtg.
Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6%,
9/25/36                                                           926,255        919,869
Wachovia Bank Commercial Mortgage Trust 2005-C17,
Commercial Mtg. Pass-Through Certificates, Series
2005-C17, Cl. A2, 4.782%, 3/15/42                               1,427,025      1,417,453
Wachovia Bank Commercial Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through Certificates, Series
2006-C29, Cl. A2, 5.272%, 11/15/48                                256,000        251,058
                                                                            ------------
                                                                              24,676,676
                                                                            ------------

                        8 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                                                PRINCIPAL
                                                                   AMOUNT      VALUE
                                                              -----------   -----------
MANUFACTURED HOUSING -- 0.7%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
2A1, 6.10%, 9/25/36 (4)                                       $ 1,585,025   $ 1,494,286
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
2A5, 5.109%, 3/25/36 (4)                                        1,862,301     1,786,078
                                                                            -----------
                                                                              3,280,364
                                                                            -----------
MULTIFAMILY -- 4.1%
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 (4)                      1,053,345     1,051,556
Series 2005-F, Cl. 2A3, 4.716%, 7/25/35 (4)                     1,361,602     1,335,230
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through
Certificates, Series 2006-4, Cl. 2A1, 5.795%, 10/25/36 (4)        726,432       654,385
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg.
Pass-Through Certificates, Series 2006-AR5, Cl. 1 A3A,
5.888%, 7/25/36 (4)                                               552,526       531,671
Countrywide Alternative Loan Trust 2004-28CB, Mtg.
Pass-Through Certificates, Series 2004-28CB, Cl.2A4,
5.75%, 1/25/35                                                  1,166,000       995,880
Countrywide Alternative Loan Trust 2005-85CB, Mtg.
Pass-Through Certificates, Series 2005-85CB, Cl.2A3,
5.50%, 2/25/36                                                    860,000       764,545
Countrywide Home Loans Servicing LP, Mtg. Pass-Through
Certificates:
Series 2003-46, Cl. 1A2, 4.124%, 1/19/34 (4)                      948,560       963,473
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 (4)                  1,281,987     1,232,310
Series 2007-HY1, Cl. 1A1, 5.691%, 4/25/37 (4)                   1,332,207     1,262,600
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through
Certificates:
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35 (4)                   1,458,184     1,251,657
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                            800,000       704,747
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
Certificates, Series 2005-AR7, Cl. 3A1, 5.149%, 11/25/35(4)     2,149,261     2,066,481
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg.
Pass-Through Certificates, Series 2007-2, Cl. 2A1,
6.002%, 6/25/37 (4)                                             1,802,345     1,709,172
Wells Fargo Mortgage-Backed Securities 2004-AA Trust,
Mtg. Pass-Through Certificates, Series 2004-AA, Cl. 2A,
4.996%, 12/25/34 (4)                                              440,588       414,716
Wells Fargo Mortgage-Backed Securities 2004-S Trust,
Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1,
3.541%, 9/25/34 (4)                                               371,477       353,163
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR2, Cl.
2A2, 4.541%, 3/25/35 (4)                                          269,489       261,977
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR4, Cl.
2A2, 4.523%, 4/25/35 (4)                                          445,084       416,154
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36 (4)                    896,660       860,094

                        9 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                                                PRINCIPAL
                                                                   AMOUNT       VALUE
                                                              -----------   -------------
MULTIFAMILY CONTINUED
Series 2006-AR10, Cl. 2A1, 5.65%, 7/25/36 (4)                 $   681,512   $     653,731
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
2A6, 5.109%, 3/25/36 (4)                                          359,940         336,012
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 5.094%, 3/25/36 (4)                                          397,296         380,398
                                                                            -------------
                                                                               18,199,952
                                                                            -------------
RESIDENTIAL -- 3.0%
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg.
Pass-Through Certificates, Series 2005-S1, Cl. 1A5,
5.50%, 5/25/35                                                    490,000         451,355
Countrywide Alternative Loan Trust 2004-24CB, Mtg.
Pass-Through Certificates, Series 2004-24CB, Cl.1A1, 6%,
11/1/34                                                           713,642         589,372
Countrywide Alternative Loan Trust 2004-28CB, Mtg.
Pass-Through Certificates, Series 2004-28CB, Cl.3A1, 6%,
1/1/35                                                            580,095         519,776
Countrywide Alternative Loan Trust 2005-18CB, Mtg.
Pass-Through Certificates, Series 2005-18CB, Cl. A8,
5.50%, 5/25/36                                                  1,170,000       1,049,529
Countrywide Alternative Loan Trust 2005-J1, Mtg.
Pass-Through Certificates, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                                  1,118,071         991,566
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg.
Pass-Through Certificates, Series 2006-AR, Cl. 5A3,
5.426%, 6/25/36 (4)                                               530,000         491,266
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                                       593,303         589,430
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS5, Cl. 2A2, 6%,
4/25/08                                                           467,413         467,856
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through
Certificates, Series 2007-S1, Cl. 3A1, 5.007%, 8/1/22 (4)       2,025,747       1,921,441
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
2A1, 5.75%, 10/25/36 (4)                                        1,983,910       1,854,223
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY6, Cl.
2A1, 5.699%, 6/25/37 (4)                                        1,274,007       1,158,423
Washington Mutual Mortgage Pass-Through Certificates,
Mtg. Pass-Through Certificates, Series 2007-1, Cl. 1A8,
6%, 2/25/37                                                     1,954,645       1,924,083
Wells Fargo Mortgage-Backed Securities 2003-6 Trust,
Mtg. Pass-Through Certificates, Series 2003-6, Cl. 1A1,
5%, 6/25/18                                                       730,420         703,201
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR5, Cl.
2A2, 5.537%, 4/1/36 (4)                                           775,092         581,319
                                                                            -------------
                                                                               13,292,840
                                                                            -------------
Total Mortgage-Backed Obligations (Cost $176,551,939)                         177,267,339
                                                                            -------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES -- 10.5%
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series
B, 10/15/93                                                       400,000         431,356
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                    880,000         843,440
Bank of America Corp., 8% Unsec. Perpetual Nts., Series
K (9)                                                           1,345,000       1,349,331
Barclays Bank plc, 6.278% Perpetual Bonds (9)                   2,600,000       2,081,040

                        10 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                                                PRINCIPAL
                                                                   AMOUNT      VALUE
                                                              -----------   -----------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08 (2)            $ 1,520,000   $ 1,536,959
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                     540,000       532,357
Canadian National Resources Ltd., 5.90% Nts., 2/1/18              180,000       184,570
Capmark Financial Group, Inc.:
3.746% Sr. Unsec. Nts., 5/10/10 (3,4)                             375,000       248,535
5.875% Nts., 5/10/12 (3)                                          585,000       371,066
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                      765,000       719,341
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                 845,000       872,268
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts.,
7/1/10                                                            670,000       550,371
Citigroup, Inc., 8.30% Jr. Sub. Bonds, 12/21/57 (4)               875,000       864,738
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11           710,000       626,980
Clorox Co. (The), 5% Sr. Unsec. Nts., 3/1/13                      145,000       145,715
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                 360,000       445,225
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 (3)                  1,075,000     1,075,383
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                845,000       847,113
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                            285,000       281,438
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                  606,000       731,286
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08                     445,000       446,113
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                 465,000       465,000
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08              1,285,000     1,281,788
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                      210,000       211,494
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub.
Nts., 8/1/12                                                      195,000       196,208
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10           2,030,000     1,810,295
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08 (4)                 141,000       145,230
General Motors Acceptance Corp., 8% Bonds, 11/1/31                930,000       667,944
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
2/15/34                                                         1,850,000     1,606,597
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A (3,9)           3,100,000     2,226,501
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 (4)        2,530,000     2,055,271
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr.
Unsec. Nts., 12/19/08 (3)                                         610,000       616,456
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts.,
11/14/08 (2,4)                                                    540,000       549,450
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr.
Unsec. Nts., 6/1/13                                               830,000       849,724
Lehman Brothers Holdings, Inc., 6.75% Unsec. Sub. Nts.,
12/28/17                                                        1,140,000     1,098,583
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                    1,010,000       974,650
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                     290,000       292,587
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                        950,000       957,049
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                 565,000       354,657
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 (4)        1,710,000     1,363,024
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                     1,305,000     1,301,738
Monongahela Power Co., 7.36% Unsec. Nts., Series A,
1/15/10                                                         1,030,000     1,104,039
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                 855,000       880,145
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
Series B, 6/1/13 (3)                                              280,817       288,804
Popular North America, Inc., 4.70% Nts., 6/30/09                1,360,000     1,363,662
Prudential Holdings LLC, 8.695% Bonds, Series C,
12/18/23 (3)                                                    1,285,000     1,600,877

                        11 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                                                PRINCIPAL
                                                                   AMOUNT       VALUE
                                                              -----------   ------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 (3)   $ 1,110,000   $  1,240,364
Pulte Homes, Inc., 4.875% Nts., 7/15/09                           450,000        427,500
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08 (2)                                  131,000        131,000
8.875% Unsec. Unsub. Nts., 3/15/12                              1,720,000      1,763,000
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                 500,000        522,717
SLM Corp.:
3.95% Nts., Series A, 8/15/08                                      25,000         24,677
4% Nts., 1/15/09                                                  895,000        806,094
TEPPCO Partners LP, 6.125% Nts., 2/1/13                           490,000        496,883
Tribune Co., 5.50% Nts., Series E, 10/6/08 (2)                    765,000        692,325
Univision Communications, Inc., 3.875% Sr. Unsec. Nts.,
10/15/08                                                          315,000        308,306
Valero Logistics Operations LP, 6.05% Nts., 3/15/13               210,000        217,742
Weatherford International Ltd., 5.15% Nts., 3/15/13               175,000        175,417
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09               985,000      1,032,985
                                                                            ------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $50,272,215)                                                            47,285,408
                                                                            ------------
CONVERTIBLE CORPORATE BONDS AND NOTES -- 0.2%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15
(Cost $1,486,000)                                               1,486,000      1,049,488

                                                                SHARES
                                                              -----------
INVESTMENT COMPANY -- 1.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% (10,11) (Cost $7,024,759)                                7,024,759        7,024,759
TOTAL INVESTMENTS, AT VALUE (COST $435,246,952)                    105.5%     474,060,210
LIABILITIES IN EXCESS OF OTHER ASSETS                               (5.5)     (24,556,905)
                                                                   -----    -------------
NET ASSETS                                                         100.0%   $ 449,503,305
                                                                   =====    =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.    Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $2,909,734, which represents 0.65% of the Fund's net assets. See accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,729,532 or 1.72% of the Fund's net assets as of March 31, 2008.

4. Represents the current interest rate for a variable or increasing rate security.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $7,359,308 or 1.64% of the Fund's net assets as of March 31, 2008.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $363,263 or 0.08% of the Fund's net assets as of March 31, 2008.

7. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $2,930,658. See accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                        12 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                               SHARES           GROSS         GROSS         SHARES
                                         DECEMBER 31, 2007    ADDITIONS    REDUCTIONS   MARCH 31, 2008
                                         -----------------   -----------   ----------   --------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                   16,578,809      40,097,437   49,651,487      7,024,759

                                                             DIVIDEND
                                              VALUE           INCOME
                                           ------------     ---------
Oppenheimer Institutional Money Market
Fund, Cl. E                                $  7,024,759     $  78,387

11.   Rate shown is the 7-day yield as of March 31, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                    INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                      SECURITIES      INSTRUMENTS (*)
------------------------------------------------    --------------   ---------------
Level 1 - Quoted Prices                             $ 238,238,431      $ (217,947)
Level 2 - Other Significant Observable Inputs         235,821,779        (650,450)
Level 3 - Significant Unobservable Inputs                      --              --
                                                    -------------      ----------
    TOTAL                                           $ 474,060,210      $ (868,397)
                                                    =============      ==========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

FUTURES CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                                                                                      UNREALIZED
                                           NUMBER OF   EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION            BUY/SELL   CONTRACTS      DATE          VALUE       (DEPRECIATION)
-----------------------------   --------   ---------   ----------   -------------   --------------
U.S. Long Bonds                    Buy        140        6/19/08    $  16,631,563    $   399,995
U.S. Treasury Nts., 2 yr.         Sell        329        6/30/08       70,621,906       (323,754)
U.S. Treasury Nts., 5 yr.          Buy         82        6/30/08        9,367,219        137,015
U.S. Treasury Nts., 10 yr.        Sell        202        6/19/08       24,028,531       (431,203)
                                                                                     -----------
                                                                                     $  (217,947)
                                                                                     ===========

                        13 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                                                        BUY/SELL   NOTIONAL
                                                         CREDIT     AMOUNT   PAY/RECEIVE  TERMINATION     PREMIUM
SWAP COUNTERPARTY  REFERENCE ENTITY                    PROTECTION   (000S)    FIXED RATE     DATE      PAID/(RECEIVED)     VALUE
-----------------  ----------------------------------  ----------  --------  -----------  -----------  ---------------  ------------
Barclays Bank
plc:
                   American International Group, Inc.      Sell    $  1,875     1.850%      9/20/08        $      --    $        --
                   Beazer Homes USA, Inc.                  Sell         305     2.100       6/20/08               --         (6,632)
                   Capmark Financial Group, Inc.           Sell         520     1.000       6/20/12               --       (196,153)
                   CDX.NA.IG.9 Index                       Sell       3,750     0.600      12/20/12          (23,433)      (138,716)
                   Countrywide Home Loans, Inc.            Sell         675     0.750       9/20/08               --        (17,836)
                   Dillard's, Inc.                         Sell         370     1.900      12/20/08               --         (3,818)
                   HCP, Inc.                               Sell         455     4.600       3/20/09               --            430
                   iStar Financial, Inc.                   Sell         480     4.400      12/20/12               --        (63,873)
                   Lehman Brothers Holdings, Inc.          Sell       1,110     0.490       9/20/10               --        (67,929)
                   Merrill Lynch & Co., Inc.               Sell       2,090     0.680       9/20/08               --            234
                   Morgan Stanley                          Sell       1,595     2.150       9/20/08               --         10,565
                   Six Flags, Inc.                         Sell         535     8.250      12/20/08               --        (72,052)
                   Toys "R" Us, Inc.                       Sell         550     1.450       9/20/08               --        (18,806)

Credit Suisse
International:
                   ArvinMeritor, Inc.                      Sell         885     1.550       9/20/08               --        (21,889)
                   CenturyTel, Inc.                         Buy         260     1.300       3/20/13               --          6,641
                   CenturyTel, Inc.                         Buy         160     1.740       3/20/13               --          1,020
                   Intelsat Ltd.                           Sell         570     3.450       9/20/08               --        (11,852)
                   iStar Financial, Inc.                   Sell         160    12.000       3/20/09               --         (2,308)
                   iStar Financial, Inc.                   Sell          65     4.000      12/20/12               --         (8,649)
                   Morgan Stanley                          Sell       1,715     2.150       9/20/08               --         11,360
                   Rite Aid Corp.                          Sell         115     7.500       3/20/09               --         (1,593)
                   Rite Aid Corp.                          Sell         860     0.875       6/20/08               --        (18,351)
                   Saks, Inc.                              Sell         900     2.000       9/20/08               --          1,401
                   Sprint Nextel Corp.                     Sell       1,300     6.300       3/20/09               --          2,521
                   The Goodyear Tire & Rubber Co.          Sell         850     1.550       9/20/08               --           (201)
                   TXU Corp.                               Sell         175     5.910      12/20/12               --         (7,968)
                   TXU Corp.                               Sell         170     6.050      12/20/12               --         (6,923)

                        14 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                   TXU Corp.                               Sell         175     6.000      12/20/12               --         (7,427)
                   Vornado Realty LP                       Sell         300     3.600       3/20/09               --           (514)
                   Wachovia Corp.                          Sell         585     1.000       3/20/09               --              9

Deutsche Bank AG:
                   Ambac Assurance Corp.                   Sell         620     4.550       9/20/08               --        (14,723)
                   Ambac Assurance Corp.                   Sell         790     4.550       9/20/08               --        (18,760)
                   Cemex                                   Sell         300     2.000       3/20/09               --             40
                   Centurytel, Inc.                         Buy         260     1.300       3/20/13               --          6,641
                   Prudential Financial, Inc.              Sell         385     2.050       6/20/09               --           (368)
                   Vornado Realty LP                       Sell         605     3.875       6/20/09               --            606
                   ABX.HE.AA.06-2 Index                    Sell         240     0.170       5/25/46          (28,798)      (139,413)
                   Allied Waste North America, Inc.        Sell         340     2.000       9/20/09               --         (2,164)
                   Allied Waste North America, Inc.        Sell         530     2.000       9/20/09               --         (3,373)
                   CDX.NA.IG.9 Index                       Sell       5,305     0.600      12/20/12          (45,709)      (216,316)
                   Centex Corp.                            Sell         135     1.550       9/20/09               --         (8,020)
                   CenturyTel, Inc.                         Buy         395     1.980       3/20/13               --         (1,611)
                   Countrywide Home Loans, Inc.            Sell         435     3.250       9/20/08               --         (6,116)
                   Dillard's, Inc.                         Sell         225     0.750       9/20/08               --         (4,614)
                   Dow Jones CDX.NA.IG.7 Index              Buy       4,700     0.400      12/20/11              483        197,527
                   Georgia-Pacific Corp.                   Sell         850     1.750       9/20/08               --         (7,711)
                   Intelsat Ltd.                           Sell         230     2.850       9/20/08               --         (5,461)
                   iStar Financial, Inc.                   Sell         400    12.000       3/20/09               --         (5,771)
                   iStar Financial, Inc.                   Sell         600     3.000      12/20/08               --        (46,624)
                   iStar Financial, Inc.                   Sell          75     4.320      12/20/12               --         (9,980)
                   iStar Financial, Inc.                   Sell       1,035     2.925      12/20/08               --        (80,965)
                   Lehman Brothers Holdings, Inc.          Sell       1,005     1.410       9/20/08               --        (25,551)
                   Levi Strauss & Co.                      Sell         375     0.900       9/20/08               --           (253)
                   Levi Strauss & Co.                      Sell         500     1.000       9/20/08               --            (85)
                   MBIA, Inc.                              Sell         555     0.520       9/20/08               --        (38,861)
                   MBIA, Inc.                              Sell         555     0.600       9/20/08               --        (38,645)
                   Merrill Lynch & Co., Inc.               Sell         280     1.850       6/20/08               --            878

                        15 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                   Owens-Illinois, Inc.                    Sell         475     1.250       9/20/08               --             69
                   Tenet Healthcare Corp.                  Sell         870     1.600       3/20/09               --        (11,084)
                   The Bear Stearns Cos., Inc.             Sell       2,090     2.350       9/20/08               --         (5,862)
                   Wachovia Corp.                          Sell       1,305     1.000       3/20/09               --             21
                   Washington Mutual, Inc.                 Sell         610     4.500      12/20/08               --        (12,915)
                   Washington Mutual, Inc.                 Sell         125     4.500      12/20/08               --         (2,647)

Goldman Sachs
Capital Markets
LP:
                   ABX.HE.AA.06-2 Index                    Sell         330     0.170       5/25/46         (130,342)      (191,391)
                   ABX.HE.AA.06-2 Index                    Sell          85     0.170       5/25/46           (7,003)       (49,298)
                   Capmark Financial Group, Inc.           Sell         535     0.950       6/20/12               --       (202,453)
                   Citigroup, Inc.                         Sell         635     1.250       9/20/08               --        (41,542)
                   D.R. Horton, Inc.                       Sell         475     4.210      12/20/08               --            847
                   Dole Food Co., Inc.                     Sell         850     3.880       9/20/08               --        (35,808)
                   First Data Corp.                        Sell         545     1.150       9/20/08               --         (5,566)
                   General Mills, Inc.                     Sell         715     0.380      12/20/12               --           (544)
                   iStar Financial, Inc.                   Sell          75     3.950      12/20/12               --         (9,980)
                   K. Hovnanian Enterprises, Inc.          Sell         310     6.750       9/20/08               --        (12,129)
                   Merrill Lynch & Co., Inc.               Sell         635     1.850       6/20/08               --          1,990
                   Pulte Homes, Inc.                       Sell         800     2.750       9/20/09               --        (10,846)
                   Sara Lee Corp.                           Buy         695     0.419       9/20/12               --         19,187
                   Smurfit-Stone Container
                   Enterprises, Inc.                       Sell         845     1.450       9/20/08               --            (25)
                   Sprint Nextel Corp.                     Sell         470     6.300       3/20/09               --            911

Goldman Sachs
International:
                   Amkor Technology, Inc.                  Sell          80     2.650       9/20/08               --            103
                   R.H. Donnelley Corp.                    Sell         655     9.000       3/20/09               --        (22,684)
                   Univision Communications, Inc.          Sell         155     5.000       6/20/09          (15,500)        (1,424)

Lehman Bros
Special
Financing, Inc.:
                   ABX.HE.AA.06-2 Index                    Sell         350     0.170       5/25/46         (226,597)      (202,702)
                   Ambac Assurance Corp.                   Sell         330     4.650       9/20/08               --         (7,674)
                   Capital One Bank                         Buy         365     1.800      12/20/12               --         26,638

                        16 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                   CenturyTel, Inc.                         Buy         305     1.430       3/20/13               --         (6,064)
                   D.R. Horton, Inc.                       Sell         850     4.200      12/20/08               --          1,454
                   General Mills, Inc.                     Sell         870     0.400      12/20/12               --            107
                   Genworth Financial, Inc.                Sell         910     3.250       3/20/09               --          1,334
                   Harrah's Operating Co., Inc.            Sell         755     5.000       3/20/10          (37,750)       (43,634)
                   Merrill Lynch & Co., Inc.               Sell         320     3.000       9/20/08               --          3,575
                   Morgan Stanley                          Sell       2,110     0.640       9/20/08               --           (992)
                   Nortel Networks Corp.                   Sell         135     1.850       9/20/08               --             13
                   Prudential Financial, Inc.              Sell         395     2.100       6/20/09               --           (118)
                   R.H. Donnelley Corp.                    Sell          95     5.000       3/20/09           (9,500)        (9,354)
                   Residential Capital LLC                 Sell         470     5.000       6/20/08          (61,100)       (90,063)
                   Sprint Nextel Corp.                     Sell         880     6.300       3/20/09               --          1,706
                   The Hartford Financial Services
                     Group, Inc.                           Sell         300     2.350       3/20/09               --          3,959
                   The Hartford Financial Services
                     Group, Inc.                           Sell         310     2.350       3/20/09               --          4,091
                   Toys "R" Us, Inc.                       Sell          90     8.610       3/20/09               --          3,259
                   Toys "R" Us, Inc.                       Sell          60     8.610       3/20/09               --          2,172
                   Univision Communications, Inc.          Sell         150     5.000       3/20/09          (12,750)       (14,522)
                   Univision Communications, Inc.          Sell          70     3.000      12/20/08               --         (6,277)
                   Univision Communications, Inc.          Sell         585     3.000      12/20/08               --        (52,458)
                   Washington Mutual, Inc.                 Sell         285     4.400      12/20/08               --         (6,240)

Morgan Stanley
Capital Services,
Inc.:
                   ABX.HE.AA.06-2 Index                    Sell          85     0.170       5/25/46           (6,791)       (49,228)
                   ABX.HE.AA.06-2 Index                    Sell         160     0.170       5/25/46          (15,999)       (92,664)
                   Beazer Homes USA, Inc.                  Sell         560     2.150       6/20/08               --        (12,107)
                   Capmark Financial Group, Inc.           Sell          50     5.000       6/20/12          (13,500)       (14,102)
                   Countrywide Home Loans, Inc.            Sell         435     0.750       9/20/08               --        (11,494)
                   Countrywide Home Loans, Inc.            Sell       1,615     0.420       6/20/09               --       (107,351)
                   First Data Corp.                        Sell         345     1.350       9/20/08               --         (3,178)
                   Ford Motor Co.                          Sell         525     7.050      12/20/16               --        (82,176)
                   Ford Motor Co.                          Sell       1,100     7.150      12/20/16               --       (131,096)
                   General Motors Corp.                    Sell         545     5.800      12/20/16               --        (79,567)

                        17 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                   General Motors Corp.                    Sell         535     5.750      12/20/16               --        (79,266)
                   Harrah's Operating Co., Inc.            Sell         385     2.200       9/20/08               --         (8,461)
                   Inco Ltd.                                Buy         550     0.630       3/20/17               --         25,002
                   Inco Ltd.                                Buy         545     0.700       3/20/17               --         18,134
                   J.C. Penney Co., Inc.                   Sell         545     1.300      12/20/17               --        (26,969)
                   J.C. Penney Co., Inc.                   Sell         525     1.070      12/20/17               --        (34,632)
                   K. Hovnanian Enterprises, Inc.          Sell         270     1.850       6/20/08               --         (9,396)
                   K. Hovnanian Enterprises, Inc.          Sell         270     1.850       6/20/08               --         (9,396)
                   Kohl's Corp.                             Buy         820     0.870      12/20/17               --         43,711
                   Kohl's Corp.                             Buy         785     0.660      12/20/17               --         54,003
                   Lennar Corp.                            Sell         535     2.900      12/20/08               --        (14,646)
                   Merrill Lynch & Co., Inc.               Sell       1,550     3.000       9/20/08               --         17,318
                   Merrill Lynch & Co., Inc.               Sell         570     3.250       9/20/08               --          7,466
                   Residential Capital LLC                 Sell       1,290     6.120       9/20/08               --       (422,017)
                   Residential Capital LLC                 Sell         105     5.000       6/20/08          (14,175)       (20,120)
                   Residential Capital LLC                 Sell         140     5.000       6/20/08          (20,300)       (26,827)
                   Residential Capital LLC                 Sell         265     5.000       6/20/08          (38,425)       (50,780)
                   Sara Lee Corp.                           Buy         890     0.418       9/20/12               --         24,607
                   The Hartford Financial Services
                     Group, Inc.                           Sell         300     2.400       3/20/09               --          4,108
                   Toys "R" Us, Inc.                       Sell         325     2.550       9/20/08               --         (9,361)
                   Tribune Co.                             Sell         505     1.000       6/20/08               --        (34,961)
                   Vale Overseas Ltd.                      Sell         550     1.100       3/20/17               --        (49,655)
                   Vale Overseas Ltd.                      Sell         545     1.170       3/20/17               --        (46,710)
                                                                                                           ---------    -----------
                                                                                                           $(707,189)   $(3,325,673)
                                                                                                           =========    ===========

INTEREST RATE SWAP CONTRACT AS OF MARCH 31, 2008 IS AS FOLLOWS:

SWAP                NOTIONAL      PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY         AMOUNT      THE FUND    THE FUND        DATE         VALUE
----------------   -----------   --------   -----------   -----------   ---------
                                   Three-
                                    Month
                                  USD BBA
Deutsche Bank AG   $ 4,300,000      LIBOR       5.529%      8/10/17     $ 496,263

Abbreviation is as follows:

BBA LIBOR          British Bankers' Association London-Interbank Offered Rate

                        18 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

TOTAL RETURN SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                      NOTIONAL
SWAP COUNTERPARTY      AMOUNT      PAID BY THE FUND      RECEIVED BY THE FUND     TERMINATION DATE      VALUE
-----------------   ------------   ----------------   -------------------------   ----------------   -----------
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                      Index plus 20   8.5+ Index minus 20 basis
Barclays Bank plc   $  3,200,000       basis points                      points         6/1/08       $   102,652

                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                      Index plus 15   8.5+ Index minus 15 basis
Deutsche Bank AG       2,200,000       basis points                      points         8/1/08            70,665

Lehman Brothers
Holdings, Inc.:
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                      Index plus 30   8.5+ Index minus 30 basis
                         500,000       basis points                      points         8/1/08            15,884
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                     Index minus 25    8.5+ Index plus 25 basis
                       3,200,000       basis points                      points         2/1/09            43,163
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                      Index plus 40   8.5+ Index minus 40 basis
                       3,800,000       basis points                      points         6/1/08           120,430
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                      Index plus 20   8.5+ Index minus 20 basis
                       3,100,000       basis points                      points         5/1/08            98,711

                        19 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                      Index plus 15   8.5+ Index minus 15 basis
                       9,200,000       basis points                      points         8/1/09           293,294
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                     Index minus 55    8.5+ Index plus 55 basis
                       3,244,000       basis points                      points         5/1/08           105,121
                                   If positive, the
                                    Total Return of      If negative, the Total
                                         the Lehman        Return of the Lehman
                                      Brothers U.S.      Brothers U.S. CMBS AAA
                       1,310,000     CMBS AAA Index                       Index         3/1/09            41,910
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                    Index minus 250   8.5+ Index plus 250 basis
                       1,820,000       basis points                      points         3/1/09            92,723
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                    Index minus 200   8.5+ Index plus 200 basis
                       1,440,000       basis points                      points         3/1/09           123,745
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                     Index minus 45    8.5+ Index plus 45 basis
                       4,300,000       basis points                      points         5/1/08           139,018

Morgan Stanley:
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                      Index plus 30   8.5+ Index minus 30 basis
                       6,000,000       basis points                      points         8/1/08           145,637

                        20 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                      Index plus 40   8.5+ Index minus 40 basis
                       2,700,000       basis points                      points         6/1/08            74,791
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                     Index minus 90    8.5+ Index plus 90 basis
                       3,200,000       basis points                      points         6/1/08            88,672
                                   If positive, the
                                    Total Return of      If negative, the Total
                                         the Lehman        Return of the Lehman
                                      Brothers U.S.      Brothers U.S. CMBS AAA
                       3,200,000     CMBS AAA Index                       Index         2/1/09            71,551
                                   If positive, the
                                    Total Return of      If negative, the Total
                                         the Lehman        Return of the Lehman
                                      Brothers U.S.      Brothers U.S. CMBS AAA
                       6,100,000     CMBS AAA Index                       Index         3/1/09           141,341
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                    Index minus 250   8.5+ Index plus 250 basis
                       2,670,000       basis points                      points         3/1/09           315,739
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                    Index minus 350   8.5+ Index plus 350 basis
                       2,900,000       basis points                      points         3/1/09           345,924

The Goldman Sachs
Group, Inc.:
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                       1,100,000              Index                  8.5+ Index         3/1/09            30,086
                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                    Index minus 200   8.5+ Index plus 200 basis
                       1,440,000       basis points                      points         3/1/09           143,419

                        21 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

                                   If positive, the
                                    Total Return of
                                         the Lehman      If negative, the Total
                                      Brothers U.S.        Return of the Lehman
                                      CMBS AAA 8.5+      Brothers U.S. CMBS AAA
                                      Index plus 20   8.5+ Index minus 20 basis
UBS AG                 2,200,000       basis points                      points         5/1/08            70,747
                                                                                                     -----------
                                                                                                     $ 2,675,223
                                                                                                     ===========

Abbreviation is as follows:

CMBS                Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

                        22 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR DELAYED DELIVERY
                               BASIS TRANSACTIONS
                         -------------------------------
Purchased securities               $  26,493,626
Sold securities                          375,013

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

                       23 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

                        24 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2008 /  UNAUDITED

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  435,612,073
Federal tax cost of other investments            (69,140,899)
                                              --------------
Total federal tax cost                        $  366,471,174
                                              ==============

Gross unrealized appreciation                 $   68,086,221
Gross unrealized depreciation                    (29,303,028)
                                              --------------
Net unrealized appreciation                   $   38,783,193
                                              ==============

                        25 | OPPENHEIMER BALANCED FUND/VA





ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008